GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.4%

	Argentina — 0.9%

991,915	Adecoagro SA (a)	8,669,337

	Australia — 0.1%

320,055	Clean TeQ Water Ltd * (a)	52,956

1,399,037	Sunrise Energy Metals Ltd * (a)	1,000,526

	Total Australia	1,053,482

	Belgium — 0.6%

201,052	Umicore SA	5,589,222

	Brazil — 4.0%

1,177,070	Dexco SA	2,053,312

1,707,067	Sao Martinho SA	12,170,503

795,652	SLC Agricola SA	5,415,383

1,952,400	Suzano SA	17,233,058

	Total Brazil	36,872,256

	Canada — 9.5%

476,293	Anaergia Inc * (a)	277,180

684,046	Canadian Solar Inc * (a)	28,593,123

712,664	First Quantum Minerals Ltd	14,930,508

1,925,700	Greenlane Renewables Inc * (a)	383,012

3,808,557	Ivanhoe Mines Ltd – Class A *	27,887,334

1,008,392	Largo Inc * (a)	3,781,006

1,333,508	Li-Cycle Holdings Corp * (a)	6,294,158

214,800	Northland Power Inc	4,712,150

	Total Canada	86,858,471

	China — 2.3%

778,000	Canvest Environmental Protection Group Co Ltd	378,369

6,718,114	China High Speed Transmission Equipment Group Co Ltd *	2,247,271

2,578,494	China Water Affairs Group Ltd	1,902,411

225,792	Hollysys Automation Technologies Ltd *	3,558,482

1,067,845	Ming Yang Smart Energy Group Ltd – Class A	2,639,462

1,737,600	Tianjin Capital Environmental Protection Group Co Ltd – Class A	1,493,727

2,606,006	Tianneng Power International Ltd (a)	2,996,010

5,342,352	Xinjiang Goldwind Science & Technology Co Ltd – Class H	3,875,734

1,226,576	Yutong Bus Co Ltd – Class A	2,240,945

	Total China	21,332,411

	Denmark — 3.1%

9,232	Rockwool A/S – B Shares	2,205,550

915,363	Vestas Wind Systems A/S *	26,071,913

	Total Denmark	28,277,463

Shares	Description	Value ($)

	Finland — 0.9%

358,565	Kemira Oyj	5,699,150

62,677	Neste Oyj	2,368,020

	Total Finland	8,067,170

	France — 8.0%

315,583	Nexans SA	24,359,271

211,904	STMicroelectronics NV	9,223,608

884,324	Valeo	17,017,865

652,332	Veolia Environnement SA	19,258,874

114,522	Waga Energy SA *	3,162,100

	Total France	73,021,718

	Germany — 3.8%

285,454	E.ON SE	3,460,645

266,444	Infineon Technologies AG	9,919,444

120,494	Knorr-Bremse AG	8,266,931

82,536	Siemens AG (Registered)	13,582,365

	Total Germany	35,229,385

	Israel — 0.5%

758,665	ICL Group Ltd	4,130,936

	Italy — 0.9%

224,841	Prysmian SPA	8,362,644

	Japan — 5.4%

231,600	Ebara Corp	10,334,397

240,700	GS Yuasa Corp	4,159,374

23,000	Kurita Water Industries Ltd	939,969

151,600	Organo Corp	4,079,220

396,100	Panasonic Holdings Corp	4,137,140

1,059,300	Renesas Electronics Corp *	17,144,974

454,700	Yokogawa Electric Corp	8,562,030

	Total Japan	49,357,104

	Mexico — 2.6%

3,745,205	Grupo Mexico SAB de CV – Series B	16,705,109

3,308,000	Orbia Advance Corp SAB de CV	6,992,262

	Total Mexico	23,697,371

	Netherlands — 0.4%

86,187	Arcadis NV	3,504,542

	Norway — 0.7%

778,202	Austevoll Seafood ASA (a)	6,184,032

	Russia — 0.0%

72,215	MMC Norilsk Nickel PJSC (b)	129,039

3	MMC Norilsk Nickel PJSC ADR * (b)	1

120,856	PhosAgro PJSC (b)	114,068

2,335	PhosAgro PJSC GDR * (b) (c)	738

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

169,638	Ros Agro Plc GDR (Registered) * (b)	16,417

	Total Russia	260,263

	South Korea — 5.6%

90,194	LG Chem Ltd	47,006,307

7,401	Samsung SDI Co Ltd	3,998,016

	Total South Korea	51,004,323

	Spain — 2.2%

23,995	Acciona SA	3,889,022

239,948	Endesa SA	5,203,351

414,526	Iberdrola SA	5,062,117

167,065	Red Electrica Corp SA	2,833,130

241,280	Solaria Energia y Medio Ambiente SA *	3,287,495

	Total Spain	20,275,115

	Sweden — 0.3%

244,125	Munters Group AB	2,966,007

	Thailand — 0.1%

2,109,600	SPCG Pcl	757,412

	Ukraine — 0.1%

219,994	Kernel Holding SA *	847,461

	United Kingdom — 0.5%

235,969	National Grid Plc	3,250,987

228,680	Renewi Plc *	1,522,777

	Total United Kingdom	4,773,764

	United States — 43.9%

20,900	Advanced Drainage Systems, Inc.	2,022,493

342,762	Aemetis, Inc. * (a)	1,634,975

137,992	AGCO Corp.	15,217,758

311,200	Alcoa Corp.	9,871,264

909,754	Ameresco, Inc. – Class A *	39,192,202

212,761	BorgWarner, Inc.	9,431,695

3,433,349	Clean Energy Fuels Corp. *	13,802,063

33,218	Consolidated Edison, Inc.	3,099,239

55,938	Constellation Energy Corp.	4,699,911

205,424	Corteva, Inc.	10,988,130

721,282	Darling Ingredients, Inc. *	45,714,853

22,622	Deere & Co.	7,826,760

43,867	Edison International	2,961,900

52,691	EnerSys	5,125,254

29,100	Enphase Energy, Inc. *	5,059,908

69,739	Exelon Corp.	2,765,151

1,433	First Solar, Inc. *	290,842

336,622	Freeport-McMoRan, Inc.	11,559,599

1,171,395	Gevo, Inc. * (a)	1,511,100

5,793,384	GrafTech International Ltd.	24,853,617

Shares	Description	Value ($)

	United States — continued

947,631	Green Plains, Inc. *	27,481,299

562,090	Livent Corp. * (a)	12,956,174

508,618	Mosaic Co. (The)	16,255,431

152,148	Mueller Water Products, Inc. – Class A	2,084,428

20,787	MYR Group, Inc. *	2,650,342

79,565	ON Semiconductor Corp. *	6,651,634

22,909	Owens Corning	2,435,914

51,672	Pentair Plc	2,866,246

111,981	PotlatchDeltic Corp. (REIT)	5,210,476

162,323	Sensata Technologies Holding Plc	6,739,651

127,863	SolarEdge Technologies, Inc. *	36,419,218

2,728,734	Sunrun, Inc. *	48,134,868

72,253	TE Connectivity Ltd.	8,849,547

5,357	Valmont Industries, Inc.	1,404,980

44,658	Westinghouse Air Brake Technologies Corp.	4,136,671

	Total United States	401,905,593

	TOTAL COMMON STOCKS (COST $950,240,522)	882,997,482

	PREFERRED STOCKS (d) — 1.4%

	Chile — 1.4%

197,358	Sociedad Quimica y Minera de Chile SA Sponsored ADR	12,664,463

	TOTAL PREFERRED STOCKS (COST $10,764,630)	12,664,463

	MUTUAL FUNDS — 4.1%

	United States — 4.1%

	Affiliated Issuers — 4.1%

7,610,946	GMO U.S. Treasury Fund (e)	38,054,730

	Total United States	38,054,730

	TOTAL MUTUAL FUNDS (COST $38,002,801)	38,054,730

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

726,281	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (f)	726,281

	TOTAL SHORT-TERM INVESTMENTS (COST $726,281)	726,281

	TOTAL INVESTMENTS — 102.0% (Cost $999,734,234)	934,442,956

	Other Assets and Liabilities (net) — (2.0)%	(18,076,148)

	TOTAL NET ASSETS — 100.0%	$916,366,808

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2023

PhosAgro PJSC GDR	08/09/19	$36,037	0.0%	$738

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	All or a portion of this security is purchased with collateral from securities loaned.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.1%

	Brazil — 2.6%

5,616	Alupar Investimento SA	32,003

300	Banco Santander Brasil SA ADR	1,719

186,300	BB Seguridade Participacoes SA	1,135,801

75,900	Cia Brasileira de Aluminio	77,796

20,300	Cia de Saneamento de Minas Gerais Copasa MG	79,787

8,000	Cia de Saneamento do Parana	31,932

99,100	CPFL Energia SA	591,478

14,800	Cury Construtora e Incorporadora SA	40,287

29,700	Dexco SA	51,809

54,300	EDP – Energias do Brasil SA	246,171

202,627	Enauta Participacoes SA	510,032

14,100	Fleury SA	43,329

5,500	Mahle-Metal Leve SA	44,687

22,600	Odontoprev SA	47,353

83,600	Transmissora Alianca de Energia Eletrica SA	608,383

94,600	Ultrapar Participacoes SA	315,688

206,002	Vale SA Sponsored ADR – Class B	2,612,105

	Total Brazil	6,470,360

	Chile — 0.6%

32,224	CAP SA	226,760

23,579	Cencosud Shopping SA	36,824

13,800	Cia Cervecerias Unidas SA Sponsored ADR	205,620

3,271,147	Colbun SA	476,575

92,049	Inversiones La Construccion SA	609,565

	Total Chile	1,555,344

	Czech Republic — 0.2%

705	Philip Morris CR AS	536,082

	Egypt — 0.6%

73,623	Abou Kir Fertilizers & Chemical Industries	112,867

529,740	Commercial International Bank Egypt SAE	895,636

963,133	Eastern Co SAE	594,162

	Total Egypt	1,602,665

	Greece — 0.0%

2,715	Jumbo SA	63,008

	Hungary — 1.9%

113,062	MOL Hungarian Oil & Gas Plc	920,500

100,139	OTP Bank Nyrt	3,121,987

28,761	Richter Gedeon Nyrt	725,701

	Total Hungary	4,768,188

	India — 9.6%

8,339	AU Small Finance Bank Ltd	78,289

27,073	Aurobindo Pharma Ltd	214,970

34,200	Azure Power Global Ltd *	85,158

Shares	Description	Value ($)

	India — continued

22,625	Bandhan Bank Ltd *	72,738

36,576	Bharat Electronics Ltd	49,555

67,371	Castrol India Ltd	91,225

28,954	Cochin Shipyard Ltd	173,423

7,909	Colgate-Palmolive India Ltd	155,123

15,065	Coromandel International Ltd	175,059

5,143	Deepak Fertilisers & Petrochemicals Corp Ltd	33,317

4,265	Dr Reddy’s Laboratories Ltd	232,725

9,436	EID Parry India Ltd	53,580

77,011	Engineers India Ltd	102,771

37,146	Exide Industries Ltd *	94,859

44,019	Federal Bank Ltd	66,483

18,413	GHCL Ltd	107,823

18,413	GHCL Textiles Ltd * (a)	3,194

15,033	Godawari Power and Ispat Ltd	65,344

20,390	Great Eastern Shipping Co Ltd (The)	169,155

10,615	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	75,456

156,667	Gujarat State Fertilizers & Chemicals Ltd	297,073

234,009	HDFC Bank Ltd	4,545,010

40,939	HDFC Bank Ltd ADR	2,636,472

40,065	Hindalco Industries Ltd	196,941

50,702	Housing Development Finance Corp Ltd	1,618,289

306,426	Indiabulls Housing Finance Ltd *	425,197

363,910	Indus Towers Ltd *	675,472

38,310	Infosys Ltd Sponsored ADR	611,428

707,077	ITC Ltd	3,807,514

38,128	L&T Finance Holdings Ltd	47,906

7,108	Mahanagar Gas Ltd	90,971

12,400	MakeMyTrip Ltd *	323,268

191,641	Manappuram Finance Ltd	254,689

10,906	Muthoot Finance Ltd	146,692

393,031	National Aluminium Co Ltd	397,460

170,102	NBCC India Ltd	86,730

53,653	NCC Ltd	77,165

1,115,125	Oil & Natural Gas Corp Ltd	2,069,132

86,222	Oil India Ltd	268,561

4,349	Oracle Financial Services Software Ltd	189,830

248,296	Petronet LNG Ltd	676,438

14,736	Piramal Enterprises Ltd	137,009

15,863	Power Grid Corp of India Ltd	44,300

8,414	RBL Bank Ltd *	16,392

22,332	Redington Ltd	47,212

31,873	Reliance Industries Ltd	949,154

26,878	RITES Ltd	121,564

3,161	Shriram Finance Ltd	53,428

55,417	Sun TV Network Ltd	297,223

23,566	Tata Steel Ltd	30,128

103,832	Vedanta Ltd	348,764

28,656	Welspun Corp Ltd	87,166

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	India — continued

6,400	WNS Holdings Ltd ADR *	497,280

12,551	Zensar Technologies Ltd	56,205

	Total India	24,228,310

	Indonesia — 2.6%

2,050,800	AKR Corporindo Tbk PT	186,637

5,745,200	Bank Central Asia Tbk PT	3,466,811

2,992,200	Bank Mandiri Persero Tbk PT	1,009,694

859,100	Bank Negara Indonesia Persero Tbk PT	518,223

3,008,900	Bank Rakyat Indonesia Persero Tbk PT	1,118,071

1,674,500	Medco Energi Internasional Tbk PT	100,903

	Total Indonesia	6,400,339

	Malaysia — 0.1%

93,600	HAP Seng Consolidated Bhd	73,415

184,300	Hartalega Holdings Bhd	91,648

284,300	Kossan Rubber Industries Bhd	91,173

	Total Malaysia	256,236

	Mexico — 7.8%

1,077	America Movil SAB de CV ADR *	22,897

165,400	Arca Continental SAB de CV	1,671,859

232,100	Banco del Bajio SA	730,061

8,500	Coca-Cola Femsa SAB de CV Sponsored ADR	703,970

539,400	Credito Real SAB de CV SOFOM ER * (b)	—

5,600	Fomento Economico Mexicano SAB de CV Sponsored ADR	563,416

600	Grupo Aeroportuario del Centro Norte SAB de CV ADR	49,590

21,100	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	218,181

30,425	Grupo Aeroportuario del Sureste SAB de CV – Class B	853,668

240	Grupo Aeroportuario del Sureste SAB de CV ADR	67,284

1,227,767	Grupo Financiero Banorte SAB de CV – Class O	9,865,725

297,000	Grupo Mexico SAB de CV – Series B	1,324,739

104,800	Qualitas Controladora SAB de CV	708,284

79,000	Regional SAB de CV	615,422

575,937	Wal-Mart de Mexico SAB de CV	2,190,898

	Total Mexico	19,585,994

	Philippines — 0.1%

656,800	Monde Nissin Corp	94,782

	Poland — 2.2%

35,192	Bank Polska Kasa Opieki SA	801,103

579	Budimex SA	46,127

198,515	Polski Koncern Naftowy ORLEN SA	2,826,517

179,700	Powszechny Zaklad Ubezpieczen SA	1,638,545

Shares	Description	Value ($)

	Poland — continued

1,033	Santander Bank Polska SA *	82,323

4,578	XTB SA *	44,518

	Total Poland	5,439,133

	Qatar — 0.0%

738	Qatar National Bank QPSC	3,244

	Russia — 0.4%

4,036,000	Alrosa PJSC * (b) (c)	32,526

434,347	Etalon Group Plc GDR (Registered) * (b)	4,508

131,280	Evraz Plc * (b)	3,343

236,860,000	Federal Grid Co Unified Energy System PJSC * (b)	3,021

102,255	Gazprom Neft PJSC (b)	6,465

897,812	Gazprom PJSC (b)	17,925

6,151,400	Inter RAO UES PJSC (b)	3,085

122,088	LUKOIL PJSC (b)	83,388

4,327,340	Magnitogorsk Iron & Steel Works PJSC * (b) (c)	21,570

7,832	MMC Norilsk Nickel PJSC (b)	13,995

5	MMC Norilsk Nickel PJSC ADR * (b)	1

172,200	Mobile TeleSystems PJSC ADR * (b)	13,420

88,090	Moscow Exchange MICEX-RTS PJSC * (b)	1,261

93,370	Novatek PJSC (b)	14,838

1,403,510	Novolipetsk Steel PJSC * (b)	25,361

4,917	PhosAgro PJSC (b)	4,641

95	PhosAgro PJSC GDR * (b) (c)	30

276,810	Polymetal International Plc *	638,056

11,902	Polyus PJSC * (b) (c)	15,524

1	Polyus PJSC GDR (Registered) * (b) (c)	1

4,917	Ros Agro Plc GDR (Registered) * (b)	476

50,074,400	RusHydro PJSC (b)	5,212

3,446,432	Sberbank of Russia PJSC (b) (c)	103,833

140,607	Severstal PJSC GDR (Registered) * (b) (c)	17,761

2,387,800	Surgutneftegas PJSC (b)	7,140

657,084	Tatneft PJSC (b)	35,694

9,408	TCS Group Holding Plc GDR (Registered) * (b)	3,826

	Total Russia	1,076,901

	South Africa — 7.8%

6,530	Absa Group Ltd	51,094

10,048	AECI Ltd	42,858

8,714	African Rainbow Minerals Ltd	91,056

73,286	Anglo American Platinum Ltd	4,215,883

6,339	Astral Foods Ltd	45,606

119,444	AVI Ltd	376,169

8,655	Barloworld Ltd	36,514

368	Capitec Bank Holdings Ltd	25,176

2,833	Clicks Group Ltd	33,742

39,371	Coronation Fund Managers Ltd	62,776

12,200	DRDGOLD Ltd Sponsored ADR	141,154

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

1,041,917	FirstRand Ltd	3,195,167

87,623	Foschini Group Ltd (The)	372,577

279,443	Impala Platinum Holdings Ltd	2,243,653

36,987	Investec Ltd	186,580

71,947	Kumba Iron Ore Ltd	1,581,468

49,632	Momentum Metropolitan Holdings	42,578

30,085	Motus Holdings Ltd	138,376

76,314	Mr Price Group Ltd	481,539

53,310	MTN Group Ltd	329,828

9,783	MultiChoice Group	48,652

139,820	Ninety One Ltd	284,734

808,940	Old Mutual Ltd	438,260

32,694	Omnia Holdings Ltd	94,944

71,307	OUTsurance Group Ltd	114,540

346,702	Pepkor Holdings Ltd	248,122

96,426	Pick n Pay Stores Ltd	154,534

152	Reinet Investments SCA	3,020

8,984	Remgro Ltd	59,977

81,658	Sanlam Ltd	214,504

57,246	Sappi Ltd	126,638

315,997	Sibanye Stillwater Ltd	558,327

176,000	Sibanye Stillwater Ltd ADR	1,256,640

31,467	SPAR Group Ltd (The)	168,958

64,802	Tiger Brands Ltd	492,741

211,652	Truworths International Ltd	511,746

156,823	Vodacom Group Ltd	876,900

119,557	Woolworths Holdings Ltd	361,144

	Total South Africa	19,708,175

	South Korea — 20.7%

2,753	BGF retail Co Ltd	395,353

10,209	BNK Financial Group Inc	51,596

459	Caregen Co Ltd	63,661

62,325	Cheil Worldwide Inc	860,657

6	CJ CheilJedang Corp	1,400

5,556	Coway Co Ltd	201,536

38,152	Daou Data Corp	438,186

6,983	DB Insurance Co Ltd	389,781

135,863	Dongwon Development Co Ltd	346,464

2,087	Doosan Bobcat Inc	83,954

1,594	Fila Holdings Corp	43,631

1,487	GS Holdings Corp	43,142

3,235	HAESUNG DS Co Ltd	123,250

17,861	Hana Financial Group Inc	557,172

2,047	Handsome Co Ltd	35,623

12,178	Hankook Tire & Technology Co Ltd	316,231

26,261	HMM Co Ltd	350,770

178,938	Humasis Co Ltd *	391,884

2,570	Hyundai Glovis Co Ltd	326,963

17,452	Hyundai Marine & Fire Insurance Co Ltd	431,531

10,145	Hyundai Mobis Co Ltd	1,703,054

10,270	Industrial Bank of Korea	78,957

Shares	Description	Value ($)

	South Korea — continued

10,770	INTOPS Co Ltd	286,658

16,590	JB Financial Group Co Ltd	106,135

28,677	KB Financial Group Inc	1,034,124

4,016	KCC Glass Corp	130,218

35,856	Kia Corp	2,316,501

91,299	Korea Real Estate Investment & Trust Co Ltd	94,802

3,020	Korea Zinc Co Ltd	1,093,116

65,921	KT Skylife Co Ltd	336,124

102,054	KT&G Corp	6,428,031

10,983	Kumho Petrochemical Co Ltd	1,049,263

7,617	LOTTE Fine Chemical Co Ltd	336,987

3,698	Lotte Shopping Co Ltd	222,601

2,969	MegaStudyEdu Co Ltd	142,030

1,718	Meritz Financial Group Inc *	58,250

14,359	Mirae Asset Securities Co Ltd	78,907

20,326	NH Investment & Securities Co Ltd	152,942

759	NongShim Co Ltd	250,983

9,030	Orion Corp	878,676

14,500	POSCO Holdings Inc Sponsored ADR	984,260

6,760	PSK Inc	108,949

4,348	S-1 Corp	177,972

394,068	Samsung Electronics Co Ltd	21,141,931

1,323	Samsung Fire & Marine Insurance Co Ltd	224,711

549	Samsung SDS Co Ltd	51,396

10,194	Samsung Securities Co Ltd	282,131

1,432	Samyang Foods Co Ltd	116,749

86,029	SD Biosensor Inc	1,095,428

28,240	Seegene Inc	516,269

1,992	SFA Engineering Corp	59,216

38,629	Shinhan Financial Group Co Ltd	1,017,773

1,179	Soulbrain Co Ltd	204,658

13,389	Spigen Korea Co Ltd	347,053

9,677	TKG Huchems Co Ltd	164,110

1	Unid Co Ltd	46

370,597	Woori Financial Group Inc	3,341,580

173	Young Poong Corp	68,528

2,067	Youngone Corp	70,012

	Total South Korea	52,203,916

	Taiwan — 30.2%

559,000	Acer Inc	560,288

19,000	Advantech Co Ltd	251,125

906,850	AmTRAN Technology Co Ltd	390,339

143,000	Asia Cement Corp	204,349

99,000	Asustek Computer Inc	981,408

80,000	Aten International Co Ltd	222,740

20,000	Aurora Corp	52,240

994,000	Catcher Technology Co Ltd	5,992,027

393,319	Cathay Financial Holding Co Ltd	565,845

235,000	Chicony Electronics Co Ltd	810,217

398,000	China General Plastics Corp	305,118

326,000	Chipbond Technology Corp	709,988

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

115,000	ChipMOS Technologies Inc	147,434

18,000	Chroma ATE Inc	136,093

14,000	Delta Electronics Inc	143,765

17,000	Elan Microelectronics Corp	56,344

992,600	Evergreen Marine Corp Taiwan Ltd	4,926,067

80,000	Everlight Electronics Co Ltd	122,867

40,000	Feng Hsin Steel Co Ltd	88,419

6,000	Feng TAY Enterprise Co Ltd	37,188

314,000	First Financial Holding Co Ltd	286,914

36,000	FLEXium Interconnect Inc *	115,397

110,000	Formosa Advanced Technologies Co Ltd	154,076

10,000	Formosa International Hotels Corp	93,057

719,000	Formosa Plastics Corp	2,200,602

472,897	Foxconn Technology Co Ltd	833,726

999,500	Fubon Financial Holding Co Ltd	1,973,830

7,000	Fusheng Precision Co Ltd	47,769

46,000	Getac Technology Corp	103,327

107,000	Gigabyte Technology Co Ltd	647,377

20,000	Global Mixed Mode Technology Inc	124,876

397,000	Grand Pacific Petrochemical	245,221

6,000	Grape King Bio Ltd	34,253

79,000	Greatek Electronics Inc	147,591

1,026,000	HannStar Display Corp *	411,681

27,000	Holtek Semiconductor Inc	61,662

754,000	Hon Hai Precision Industry Co Ltd	2,608,673

12,000	Innodisk Corp	130,659

99,000	Inventec Corp	118,656

8,000	King Slide Works Co Ltd	110,170

372,000	King’s Town Bank Co Ltd *	435,174

104,000	Kung Long Batteries Industrial Co Ltd	473,440

91,000	Largan Precision Co Ltd	6,687,745

920,000	Lite-On Technology Corp ADR	2,661,799

26,000	Makalot Industrial Co Ltd	184,065

563,000	Micro-Star International Co Ltd	3,036,574

320,000	Mitac Holdings Corp	332,423

321,000	Nan Ya Plastics Corp	811,243

233,528	Nantex Industry Co Ltd	285,261

17,000	Nanya Technology Corp	40,517

10,000	Nien Made Enterprise Co Ltd	114,487

152,000	Novatek Microelectronics Corp	2,098,559

31,000	Phison Electronics Corp	430,316

40,000	Pou Chen Corp	41,146

31,000	Powertech Technology Inc	100,562

220,000	Primax Electronics Ltd	461,830

236,000	Radiant Opto-Electronics Corp	905,377

13,000	Raydium Semiconductor Corp	147,823

106,744	Shanghai Commercial & Savings Bank Ltd (The)	156,809

83,000	Simplo Technology Co Ltd	836,373

15,000	Sporton International Inc	117,774

33,000	Synnex Technology International Corp	68,562

69,000	T3EX Global Holdings Corp	157,082

Shares	Description	Value ($)

	Taiwan — continued

58,000	TaiDoc Technology Corp	346,605

77,200	Taita Chemical Co Ltd	50,408

239,000	Taiwan Glass Industry Corp	142,457

49,000	Taiwan Hon Chuan Enterprise Co Ltd	165,567

283,000	Taiwan PCB Techvest Co Ltd	373,903

297,000	Taiwan Semiconductor Manufacturing Co Ltd	5,375,056

98,280	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	9,689,425

143,000	Taiwan Union Technology Corp	348,588

6,000	TCI Co Ltd	34,463

18,000	Topkey Corp	114,274

104,000	Tripod Technology Corp	434,545

58,000	Tung Ho Steel Enterprise Corp	105,451

19,000	TXC Corp	55,704

122,000	United Integrated Services Co Ltd	906,797

24,200	United Microelectronics Corp Sponsored ADR *	199,892

97,000	Universal Inc	78,830

474,000	USI Corp	354,245

1,053,250	Wan Hai Lines Ltd	1,981,265

31,000	Wistron Corp	67,173

2,000	Wiwynn Corp	75,192

13,000	Yageo Corp	214,211

3,326,000	Yang Ming Marine Transport Corp	6,563,089

645,580	Yuanta Financial Holding Co Ltd	500,426

	Total Taiwan	75,915,885

	Thailand — 1.3%

702,500	JMT Network Services Pcl NVDR	867,148

366,700	PTT Exploration & Production Pcl NVDR	1,468,343

173,900	Regional Container Lines Pcl NVDR	119,806

325,300	Sri Trang Gloves Thailand Pcl NVDR	85,993

1,871,000	Thai Union Group Pcl NVDR	789,935

	Total Thailand	3,331,225

	Turkey — 0.8%

374,015	Akbank TAS	285,316

15,351	Cimsa Cimento Sanayi VE Ticaret AS	80,079

29,086	Is Yatirim Menkul Degerler AS – Class A	67,945

18,758	Mavi Giyim Sanayi Ve Ticaret AS – Class B	48,868

3,544	Turk Traktor ve Ziraat Makineleri AS	113,130

2,900,741	Yapi ve Kredi Bankasi AS	1,428,799

	Total Turkey	2,024,137

	United Arab Emirates — 0.1%

426,191	Q Holding PJSC *	264,674

	Vietnam — 2.5%

599,800	Duc Giang Chemicals JSC	1,367,919

123,800	IDICO Corp JSC	220,498

130,200	PetroVietnam Ca Mau Fertilizer JSC	134,682

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Vietnam — continued

87,200	PetroVietnam Fertilizer & Chemicals JSC	118,473

115,600	PetroVietnam Technical Services Corp	152,503

217,900	Saigon – Hanoi Commercial Joint Stock Bank *	108,844

143,500	Saigon Thuong Tin Commercial JSB *	169,176

448,700	SSI Securities Corp	441,718

286,100	Vietnam Dairy Products JSC	804,600

313,400	Vietnam Joint Stock Commercial Bank for Industry and Trade *	373,565

3,293,900	VNDirect Securities Corp *	2,450,386

	Total Vietnam	6,342,364

	TOTAL COMMON STOCKS (COST $320,104,178)	231,870,962

	PREFERRED STOCKS (d) — 7.2%

	Brazil — 7.1%

53,400	Banco do Estado do Rio Grande do Sul SA – Class B	130,940

12,600	Cia de Ferro Ligas da Bahia	117,896

559,860	Gerdau SA	2,645,190

91,665	Gerdau SA Sponsored ADR	432,659

473,000	Itausa SA	818,587

244,700	Metalurgica Gerdau SA	540,691

2,305,569	Petroleo Brasileiro SA	11,870,274

97,717	Petroleo Brasileiro SA Sponsored ADR	1,004,531

23,100	Unipar Carbocloro SA – Class B	311,397

	Total Brazil	17,872,165

	Chile — 0.0%

14,812	Embotelladora Andina SA – Class B	37,852

Shares	Description	Value ($)

	Russia — 0.0%

3,948,700	Surgutneftegas PJSC (b)	15,282

315	Transneft PJSC (b)	5,137

	Total Russia	20,419

	Taiwan — 0.1%

224,635	China Development Financial Holding Corp	51,967

	TOTAL PREFERRED STOCKS (COST $21,716,770)	17,982,403

	MUTUAL FUNDS — 1.1%

	United States — 1.1%

	Affiliated Issuers — 1.1%

573,417	GMO U.S. Treasury Fund	2,867,088

	Total United States	2,867,088

	TOTAL MUTUAL FUNDS (COST $2,867,088)	2,867,088

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

459,378	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (e)	459,378

	TOTAL SHORT-TERM INVESTMENTS (COST $459,378)	459,378

	TOTAL INVESTMENTS — 100.6% (Cost $345,147,414)	253,179,831

	Other Assets and Liabilities (net) — (0.6)%	(1,444,574)

	TOTAL NET ASSETS — 100.0%	$251,735,257

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2023

Alrosa PJSC	10/18/21	$7,054,956	0.0%	$32,526

Magnitogorsk Iron & Steel Works PJSC	10/18/21	4,011,995	0.0%	21,570

PhosAgro PJSC GDR	10/18/21	2,465	0.0%	30

Polyus PJSC	10/18/21	2,285,367	0.0%	15,524

Polyus PJSC GDR (Registered)	10/22/21	4	0.0%	1

Sberbank of Russia PJSC	10/18/21	16,614,391	0.0%	103,833

Severstal PJSC GDR (Registered)	10/18/21	3,190,235	0.0%	17,761

				$191,245

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.2%

	Brazil — 1.4%

73,320	Alupar Investimento SA	417,811

343,500	BB Seguridade Participacoes SA	2,094,190

848,500	Cia Brasileira de Aluminio	869,690

359,900	EDP – Energias do Brasil SA	1,631,621

603,086	Enauta Participacoes SA	1,518,027

235,800	Fleury SA	724,602

421,100	Qualicorp Consultoria e Corretora de Seguros SA	361,064

343,700	Santos Brasil Participacoes SA	674,081

93,600	Sao Martinho SA	667,320

49,600	Ultrapar Participacoes SA	165,519

172,243	Vale SA Sponsored ADR – Class B	2,184,041

	Total Brazil	11,307,966

	Chile — 0.1%

25,038	CAP SA	176,192

6,586,852	Colbun SA	959,642

	Total Chile	1,135,834

	China — 23.4%

2,437,000	361 Degrees International Ltd *	1,102,598

585,500	3SBio Inc	593,082

14,832,500	Agricultural Bank of China Ltd – Class A	7,349,434

4,534,000	Agricultural Bank of China Ltd – Class H	1,708,605

1,189,972	Anhui Conch Cement Co Ltd – Class A	4,197,463

82,500	Anhui Conch Cement Co Ltd – Class H	218,999

178,400	Anhui Expressway Co Ltd – Class A	264,114

354,000	Anhui Expressway Co Ltd – Class H *	361,187

120,400	ANTA Sports Products Ltd	1,230,572

284,800	Autohome Inc – Class A (a)	2,032,310

2,662,600	Bank of China Ltd – Class A	1,461,351

8,129,000	Bank of China Ltd – Class H	3,182,157

230,000	Bosideng International Holdings Ltd	95,492

1,008,000	China BlueChemical Ltd – Class H	221,466

4,877,878	China Communications Services Corp Ltd – Class H	2,319,826

22,563,148	China Construction Bank Corp – Class H	14,433,208

683,000	China Education Group Holdings Ltd	554,207

20,051,000	China Feihe Ltd	11,661,616

1,145,000	China Hongqiao Group Ltd	812,588

1,137,000	China Lesso Group Holdings Ltd	751,792

917,000	China Medical System Holdings Ltd	1,291,026

639,800	China Merchants Bank Co Ltd – Class A	2,909,497

233,000	China Merchants Bank Co Ltd – Class H	1,083,485

1,802,000	China Oriental Group Co Ltd	244,174

14,414,932	China Petroleum & Chemical Corp – Class A	12,900,313

1,322,000	China Petroleum & Chemical Corp – Class H	832,480

397,166	China Railway Signal & Communication Corp Ltd – Class A	333,222

Shares	Description	Value ($)

	China — continued

177,481	China Tourism Group Duty Free Corp Ltd – Class A	3,076,806

3,908,780	COSCO Shipping Holdings Co Ltd – Class A	5,743,677

1,065,000	COSCO Shipping Holdings Co Ltd – Class H	938,452

158,000	CSPC Pharmaceutical Group Ltd	137,655

177,122	Hangzhou Robam Appliances Co Ltd – Class A	582,501

154,000	Hansoh Pharmaceutical Group Co Ltd	256,317

219,100	Hello Group Inc Sponsored ADR	1,768,137

10,248,000	Hua Han Health Industry Holdings Ltd * (b)	1

250,800	Huayu Automotive Systems Co Ltd – Class A	616,440

5,717,700	Industrial & Commercial Bank of China Ltd – Class A	3,886,537

7,817,000	Industrial & Commercial Bank of China Ltd – Class H	4,174,592

4,698,924	Inner Mongolia ERDOS Resources Co Ltd – Class A	9,159,581

242,600	JOYY Inc ADR	6,016,480

315,500	Kingboard Laminates Holdings Ltd	288,732

25,749	Kweichow Moutai Co Ltd – Class A	5,911,783

1,678,000	Lonking Holdings Ltd	246,621

128,800	Midea Group Co Ltd – Class A	931,515

917,000	Orient Overseas International Ltd	11,171,754

10,621,300	PetroChina Co Ltd – Class A	11,208,349

6,472,000	PetroChina Co Ltd – Class H	4,183,431

5,273,000	PICC Property & Casualty Co Ltd – Class H	6,290,218

1,509,009	Ping An Insurance Group Co of China Ltd – Class A	9,984,296

300,000	Ping An Insurance Group Co of China Ltd – Class H	1,903,856

812,100	Postal Savings Bank of China Co Ltd – Class A	587,457

177,000	Postal Savings Bank of China Co Ltd – Class H	111,211

4,164,400	Qingling Motors Co Ltd – Class H	414,888

198,000	Shandong Weigao Group Medical Polymer Co Ltd – Class H	292,359

1,201,681	Shenzhen YUTO Packaging Technology Co Ltd – Class A	4,000,502

2,058,500	Sinopec Engineering Group Co Ltd – Class H	872,296

6,700	Sunny Optical Technology Group Co Ltd	63,067

46,265	Tencent Holdings Ltd	1,830,906

14,300	Tencent Holdings Ltd ADR	565,279

198,000	Tianneng Power International Ltd (a)	227,632

417,000	Topsports International Holdings Ltd	324,020

632,762	Vipshop Holdings Ltd ADR *	9,061,152

129,800	Xinhua Winshare Publishing and Media Co Ltd – Class A	290,436

1,232,000	Zhejiang Expressway Co Ltd – Class H	912,438

37,507	Zhejiang Supor Co Ltd – Class A	236,170

	Total China	182,413,808

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Czech Republic — 0.3%

383,078	Moneta Money Bank AS	1,367,707

770	Philip Morris CR AS	585,508

	Total Czech Republic	1,953,215

	Egypt — 0.3%

1,154,027	Commercial International Bank Egypt SAE	1,951,123

	Greece — 0.1%

17,137	Motor Oil Hellas Corinth Refineries SA	442,671

	Hungary — 1.5%

355,818	MOL Hungarian Oil & Gas Plc	2,896,911

229,462	OTP Bank Nyrt	7,153,830

77,542	Richter Gedeon Nyrt	1,956,547

	Total Hungary	12,007,288

	India — 5.4%

17,688	AU Small Finance Bank Ltd	166,061

15,087	Bandhan Bank Ltd *	48,504

171,222	Bharat Electronics Ltd	231,979

94,679	Cochin Shipyard Ltd	567,088

19,184	Colgate-Palmolive India Ltd	376,266

41,912	Coromandel International Ltd	487,027

34,425	Deepak Fertilisers & Petrochemicals Corp Ltd	223,007

10,869	Dr Reddy’s Laboratories Ltd	593,079

97,233	Federal Bank Ltd	146,854

55,212	GHCL Ltd	323,310

52,156	GHCL Textiles Ltd * (c)	9,047

64,763	Great Eastern Shipping Co Ltd (The)	537,272

468,757	Gujarat State Fertilizers & Chemicals Ltd	888,860

8,441	HCL Technologies Ltd	116,502

519,596	HDFC Bank Ltd	10,091,787

47,600	HDFC Bank Ltd ADR	3,065,440

119,502	Hindalco Industries Ltd	587,416

158,429	Hindustan Zinc Ltd	586,778

91,654	Housing Development Finance Corp Ltd	2,925,381

653,234	Indiabulls Housing Finance Ltd *	906,429

1,079,057	Indus Towers Ltd *	2,002,893

99,000	Infosys Ltd Sponsored ADR	1,580,040

603,989	ITC Ltd	3,252,399

453,361	L&T Finance Holdings Ltd	569,622

1,061,756	Manappuram Finance Ltd	1,411,064

25,440	Muthoot Finance Ltd	342,184

505,397	National Aluminium Co Ltd	511,092

481,662	NCC Ltd	692,734

960,181	Oil & Natural Gas Corp Ltd	1,781,631

224,775	Oil India Ltd	700,121

10,474	Oracle Financial Services Software Ltd	457,181

964,134	Petronet LNG Ltd	2,626,611

11,431	PI Industries Ltd	501,278

Shares	Description	Value ($)

	India — continued

27,669	Piramal Enterprises Ltd	257,255

13,402	Power Grid Corp of India Ltd	37,427

75,902	RBL Bank Ltd *	147,870

276,846	Redington Ltd	585,276

170,484	Sun TV Network Ltd	914,372

331,388	Vedanta Ltd	1,113,107

	Total India	42,362,244

	Indonesia — 0.5%

1,975,200	AKR Corporindo Tbk PT	179,757

332,700	Bank Central Asia Tbk PT	200,760

1,650,800	Bank Mandiri Persero Tbk PT	557,049

3,859,800	Bank Negara Indonesia Persero Tbk PT	2,328,293

11,005,000	Bank Pembangunan Daerah Jawa Timur Tbk PT	477,202

17,998,200	Panin Financial Tbk PT	307,252

	Total Indonesia	4,050,313

	Kuwait — 0.1%

60,104	Humansoft Holding Co KSC	674,796

	Malaysia — 0.2%

277,400	HAP Seng Consolidated Bhd	217,578

982,200	Hartalega Holdings Bhd	488,428

1,909,600	Hibiscus Petroleum Bhd	375,720

1,275,900	Kossan Rubber Industries Bhd	409,170

268,400	RHB Bank Bhd	311,072

	Total Malaysia	1,801,968

	Mexico — 5.5%

359,600	Arca Continental SAB de CV	3,634,828

473,900	Banco del Bajio SA	1,490,632

34,600	Coca-Cola Femsa SAB de CV Sponsored ADR	2,865,572

315,700	Credito Real SAB de CV SOFOM ER * (a) (b)	—

19,600	Fomento Economico Mexicano SAB de CV Sponsored ADR	1,971,956

5,500	Grupo Aeroportuario del Centro Norte SAB de CV ADR	454,575

49,800	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	514,948

3,700	Grupo Aeroportuario del Pacifico SAB de CV ADR	654,271

21,735	Grupo Aeroportuario del Sureste SAB de CV – Class B	609,843

9,400	Grupo Aeroportuario del Sureste SAB de CV ADR	2,635,290

47,000	Grupo Bimbo SAB de CV – Series A	251,992

2,476,457	Grupo Financiero Banorte SAB de CV – Class O	19,899,576

1,027,500	Grupo Mexico SAB de CV – Series B	4,583,060

189,900	Regional SAB de CV	1,479,350

550,100	Wal-Mart de Mexico SAB de CV	2,092,613

	Total Mexico	43,138,506

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Pakistan — 0.1%

2,098,282	Pakistan Petroleum Ltd	423,933

	Panama — 0.0%

1,591,142	BAC Holding International Corp	75,445

	Philippines — 0.1%

13,088,800	Megaworld Corp	475,285

1,947,600	Monde Nissin Corp	281,055

	Total Philippines	756,340

	Poland — 1.0%

21,196	Bank Polska Kasa Opieki SA	482,501

27,491	Budimex SA	2,190,136

55,214	Pepco Group NV *	522,586

298,564	Polski Koncern Naftowy ORLEN SA	4,251,046

13,903	Powszechny Zaklad Ubezpieczen SA	126,771

7,473	Santander Bank Polska SA *	595,542

	Total Poland	8,168,582

	Qatar — 0.1%

527,916	Qatar National Cement Co QSC	567,771

	Russia — 0.5%

31,701,260	Alrosa PJSC * (b) (d)	255,476

380,350	Detsky Mir PJSC * (b)	3,303

39,977	Evraz Plc * (b)	1,018

1,432,600,000	Federal Grid Co Unified Energy System PJSC * (b)	18,270

653,911	Fix Price Group Plc GDR * (b)	17,319

219,070	Gazprom Neft PJSC (b)	13,851

1,250,860	Gazprom PJSC (b)	24,974

575,658	Globaltrans Investment Plc Sponsored GDR (Registered) * (b)	22,900

78,536,400	Inter RAO UES PJSC (b)	39,389

239,440	LSR Group PJSC – Class A * (b)	21,669

3	LSR Group PJSC GDR (Registered) * (b)	—

285,469	LUKOIL PJSC (b)	194,980

17,490,987	Magnitogorsk Iron & Steel Works PJSC * (b) (d)	87,187

474,800	Mechel PJSC * (b)	10,331

37,212	MMC Norilsk Nickel PJSC (b)	66,493

5	MMC Norilsk Nickel PJSC ADR * (b)	1

249,660	Mobile TeleSystems PJSC (b)	9,689

35,508	Mobile TeleSystems PJSC ADR * (b)	2,767

4,133,417	Moscow Exchange MICEX-RTS PJSC * (b)	59,145

10,015,560	Novolipetsk Steel PJSC * (b)	180,980

11,924	PhosAgro PJSC (b)	11,254

230	PhosAgro PJSC GDR * (b) (d)	73

916,204	Polymetal International Plc *	2,111,880

80,094	Polyus PJSC * (b) (d)	104,471

24,938,000	RusHydro PJSC (b)	2,596

13,125,612	Sberbank of Russia PJSC (b) (d)	395,442

Shares	Description	Value ($)

	Russia — continued

706,464	Severstal PJSC GDR (Registered) * (b) (d)	89,238

68,353	SFI PJSC * (b)	4,198

63,500,900	Surgutneftegas PJSC (b)	189,880

2,860,038	Tatneft PJSC (b)	155,364

8,118,000	Unipro PJSC * (b)	1,925

556,430	United Co Rusal International PJSC (b)	2,667

46,698	X5 Retail Group NV GDR (Registered) * (b)	5,742

	Total Russia	4,104,472

	South Africa — 6.6%

25,813	Absa Group Ltd	201,973

67,459	African Rainbow Minerals Ltd	704,907

225,907	Anglo American Platinum Ltd	12,995,627

15,174	Astral Foods Ltd	109,169

308,901	AVI Ltd	972,832

136,063	Coronation Fund Managers Ltd	216,950

30,970	Discovery Ltd *	207,977

36,000	DRDGOLD Ltd Sponsored ADR	416,520

1,557,263	FirstRand Ltd	4,775,539

235,846	Foschini Group Ltd (The)	1,002,828

789,010	Impala Platinum Holdings Ltd	6,334,975

284,439	Investec Ltd	1,434,848

382,087	Kumba Iron Ore Ltd	8,398,660

413,419	Lewis Group Ltd	830,786

140,016	Momentum Metropolitan Holdings	120,115

76,048	Motus Holdings Ltd	349,782

133,181	Mr Price Group Ltd	840,368

474,849	Ninety One Ltd	966,998

147,534	OUTsurance Group Ltd	236,983

1,136,432	Pepkor Holdings Ltd	813,303

189,116	Pick n Pay Stores Ltd	303,081

4,705	Reinet Investments SCA	93,480

30,257	Remgro Ltd	201,994

85,233	Sappi Ltd	188,550

532,375	Sibanye Stillwater Ltd	940,640

317,500	Sibanye Stillwater Ltd ADR (a)	2,266,950

187,145	SPAR Group Ltd (The)	1,004,849

167,994	Tiger Brands Ltd	1,277,392

591,533	Truworths International Ltd	1,430,248

543,607	Woolworths Holdings Ltd	1,642,066

	Total South Africa	51,280,390

	South Korea — 13.0%

28,035	AMOREPACIFIC Group	613,384

5,089	BGF retail Co Ltd	730,821

108,842	BNK Financial Group Inc	550,081

5,054	Caregen Co Ltd	700,958

149,469	Cheil Worldwide Inc	2,064,045

11,916	Coway Co Ltd	432,237

84,935	Daou Data Corp (a)	975,502

38,037	DB Insurance Co Ltd	2,123,168

8,276	Dentium Co Ltd	988,127

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

16,973	Dongkuk Steel Mill Co Ltd (b)	145,324

478,869	Dongwon Development Co Ltd	1,221,161

15,690	Fila Holdings Corp	429,465

15,455	HAESUNG DS Co Ltd	588,817

28,258	Hankook Tire & Technology Co Ltd	733,786

13,006	HD Hyundai Co Ltd	559,742

86,344	HD Hyundai Infracore Co Ltd	618,191

96,925	HDC Hyundai Development Co-Engineering & Construction (a)	914,721

29,020	HPSP Co Ltd (a)	595,631

875,392	Humasis Co Ltd * (a)	1,917,156

33,109	Hyundai Marine & Fire Insurance Co Ltd	818,678

49,325	Hyundai Mobis Co Ltd	8,280,249

79,319	Industrial Bank of Korea	609,815

41,302	INTOPS Co Ltd (a)	1,099,307

166,895	JB Financial Group Co Ltd	1,067,713

83,756	Kia Corp	5,411,112

7,528	KIWOOM Securities Co Ltd	531,994

370,361	KT&G Corp (a)	23,327,766

61,976	Kumho Petrochemical Co Ltd	5,920,890

14,214	LOTTE Fine Chemical Co Ltd (a)	628,847

10,965	Lotte Shopping Co Ltd	660,038

33,231	Meritz Financial Group Inc *	1,126,729

15,958	Neowiz *	600,734

62,038	NH Investment & Securities Co Ltd	466,802

2,267	NongShim Co Ltd	749,643

19,833	Orion Corp	1,929,875

9,307	PSK Inc	149,998

355,088	Samsung Electronics Co Ltd	19,050,636

43,386	Samsung Securities Co Ltd	1,200,760

4,174	Samyang Foods Co Ltd	340,300

249,958	SD Biosensor Inc	3,182,774

76,010	Seegene Inc	1,389,575

1,406	Soulbrain Co Ltd	244,062

4,240	Unid Co Ltd	193,603

460,592	Woori Financial Group Inc	4,153,043

342,953	Woori Technology Investment Co Ltd * (a)	1,054,542

7,060	Yuhan Corp	315,620

	Total South Korea	101,407,422

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd * (c) (e)	322,339

	Taiwan — 24.3%

64,000	Advantech Co Ltd	845,893

86,000	Allied Supreme Corp	820,475

231,000	Asia Cement Corp	330,101

176,000	ASROCK Inc	904,283

166,689	Asustek Computer Inc	1,652,423

279,000	Aten International Co Ltd	776,807

100,200	Aurora Corp	261,724

2,176,000	Catcher Technology Co Ltd	13,117,355

Shares	Description	Value ($)

	Taiwan — continued

78,948	Chailease Holding Co Ltd	519,505

287,000	Chicony Electronics Co Ltd	989,499

288,000	Chipbond Technology Corp	627,229

328,000	ChipMOS Technologies Inc	420,508

39,000	Chlitina Holding Ltd	275,068

451,000	Chong Hong Construction Co Ltd	1,163,739

102,000	Chroma ATE Inc	771,192

941,400	Coretronic Corp	2,299,711

868,000	Co-Tech Development Corp	1,621,474

45,000	Delta Electronics Inc	462,103

136,000	Elan Microelectronics Corp	450,752

2,068,200	Evergreen Marine Corp Taiwan Ltd	10,264,046

756,000	Farglory Land Development Co Ltd	1,541,649

84,000	Feng TAY Enterprise Co Ltd	520,635

565,000	First Financial Holding Co Ltd	516,262

209,000	FLEXium Interconnect Inc *	669,946

72,000	Formosa International Hotels Corp	670,013

758,778	Foxconn Technology Co Ltd	1,337,740

2,839,489	Fubon Financial Holding Co Ltd	5,607,472

308,000	Gigabyte Technology Co Ltd	1,863,478

58,000	Gourmet Master Co Ltd	280,748

1,497,000	Grand Pacific Petrochemical	924,676

55,000	Grape King Bio Ltd	313,986

146,000	Holtek Semiconductor Inc	333,434

204,532	Hon Hai Precision Industry Co Ltd	707,635

458,000	Huaku Development Co Ltd	1,342,400

453,000	Inventec Corp	542,939

37,000	King Slide Works Co Ltd	509,537

208,000	Kung Long Batteries Industrial Co Ltd	946,881

236,000	Largan Precision Co Ltd	17,344,042

2,236,000	Lite-On Technology Corp ADR	6,469,328

85,000	Makalot Industrial Co Ltd	601,752

60,000	MediaTek Inc	1,474,416

2,712,000	Micro-Star International Co Ltd	14,627,332

576,000	Mitac Holdings Corp	598,360

442,000	Nantex Industry Co Ltd	539,915

241,000	Nanya Technology Corp	574,394

39,000	Nien Made Enterprise Co Ltd	446,499

631,810	Novatek Microelectronics Corp	8,722,963

520,000	Phison Electronics Corp	7,218,212

427,000	Pou Chen Corp	439,232

82,000	Powertech Technology Inc	266,001

715,000	Primax Electronics Ltd	1,500,946

713,936	Radiant Opto-Electronics Corp	2,738,905

84,000	Raydium Semiconductor Corp	955,162

294,488	Shanghai Commercial & Savings Bank Ltd (The)	432,607

406,000	Shinkong Insurance Co Ltd	693,534

244,468	Simplo Technology Co Ltd	2,463,450

33,000	Sinbon Electronics Co Ltd	386,272

40,000	Sporton International Inc	314,064

651,250	Syncmold Enterprise Corp	1,257,876

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

120,000	Synnex Technology International Corp	249,318

229,000	T3EX Global Holdings Corp	521,331

88,024	Tah Hsin Industrial Corp	201,016

116,000	TaiDoc Technology Corp	693,210

110,000	Taiwan Hon Chuan Enterprise Co Ltd	371,681

1,365,000	Taiwan Semiconductor Manufacturing Co Ltd	24,703,540

35,530	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,502,903

585,000	Taiwan Union Technology Corp	1,426,042

134,000	TCI Co Ltd	769,672

69,000	Topkey Corp	438,051

636,000	Transcend Information Inc	1,592,062

430,160	Tripod Technology Corp	1,797,345

115,000	TTY Biopharm Co Ltd	283,074

115,000	TXC Corp	337,153

368,224	United Integrated Services Co Ltd	2,736,921

180,100	United Microelectronics Corp Sponsored ADR * (a)	1,487,626

552,000	Universal Inc	448,602

73,000	Walsin Technology Corp	246,545

2,626,750	Wan Hai Lines Ltd	4,941,171

261,000	Wistron Corp	565,551

75,000	Yageo Corp	1,235,834

6,493,000	Yang Ming Marine Transport Corp	12,812,429

71,000	Yulon Nissan Motor Co Ltd	450,732

205,725	Zeng Hsing Industrial Co Ltd	732,363

	Total Taiwan	189,812,752

	Thailand — 0.8%

2,083,000	JMT Network Services Pcl NVDR	2,571,202

2,539,500	Pruksa Holding Pcl (Foreign Registered)	904,566

546,200	Regional Container Lines Pcl (Foreign Registered)	376,299

1,098,800	Sri Trang Gloves Thailand Pcl (Foreign Registered)	290,469

5,548,000	Thai Union Group Pcl NVDR	2,342,361

	Total Thailand	6,484,897

	Turkey — 0.5%

831,663	Akbank TAS	634,432

89,549	Is Yatirim Menkul Degerler AS – Class A	209,188

5,766,586	Yapi ve Kredi Bankasi AS	2,840,410

	Total Turkey	3,684,030

	United Arab Emirates — 0.1%

1,263,731	Q Holding PJSC *	784,806

	Vietnam — 2.3%

2,402,000	Duc Giang Chemicals JSC	5,478,062

205,500	PetroVietnam Fertilizer & Chemicals JSC	279,200

753,900	PetroVietnam Technical Services Corp	994,566

Shares / Par Value†	Description	Value ($)

	Vietnam — continued

173,000	Pha Lai Thermal Power JSC	114,147

98,600	SSI Securities Corp	97,066

1,014,100	Vietnam Dairy Products JSC	2,851,956

242,700	Vietnam Joint Stock Commercial Bank for Industry and Trade *	289,292

10,554,500	VNDirect Securities Corp *	7,851,665

	Total Vietnam	17,955,954

	TOTAL COMMON STOCKS (COST $1,170,463,982)	689,068,865

	PREFERRED STOCKS (f) — 7.8%

	Brazil — 4.8%

274,500	Banco do Estado do Rio Grande do Sul SA – Class B	673,088

26,600	Cia de Ferro Ligas da Bahia	248,892

881,095	Gerdau SA	4,162,941

820,260	Gerdau SA Sponsored ADR	3,871,627

861,400	Itausa SA	1,490,764

773,800	Metalurgica Gerdau SA	1,709,794

4,735,943	Petroleo Brasileiro SA	24,383,110

60,900	Unipar Carbocloro SA – Class B	820,955

	Total Brazil	37,361,171

	Russia — 0.0%

194,570	Nizhnekamskneftekhim PJSC (b)	1,912

79,676,700	Surgutneftegas PJSC (b)	308,350

869	Transneft PJSC (b)	14,173

	Total Russia	324,435

	South Korea — 2.9%

508,242	Samsung Electronics Co Ltd	22,385,627

	Taiwan — 0.1%

256,798	Chailease Holding Co Ltd	831,559

	TOTAL PREFERRED STOCKS (COST $106,262,314)	60,902,792

	DEBT OBLIGATIONS — 0.3%

	United States — 0.3%

2,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.57%, due 01/31/25 (g)	2,003,699

	TOTAL DEBT OBLIGATIONS (COST $2,001,578)	2,003,699

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 2.7%

	United States — 2.7%

	Affiliated Issuers — 2.7%

994,461	GMO Emerging Markets Select Equity Fund, Class V	17,860,521

607,426	GMO U.S. Treasury Fund	3,037,131

	Total United States	20,897,652

	TOTAL MUTUAL FUNDS (COST $21,037,136)	20,897,652

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

286,554	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (h)	286,554

	TOTAL SHORT-TERM INVESTMENTS (COST $286,554)	286,554

	TOTAL INVESTMENTS — 99.0% (Cost $1,300,051,564)	773,159,562

	Other Assets and Liabilities (net) — 1.0%	7,699,046

	TOTAL NET ASSETS — 100.0%	$780,858,608

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2023

Alrosa PJSC	09/14/17	$46,779,239	0.0%	$255,476

Magnitogorsk Iron & Steel Works PJSC	03/26/18	14,388,116	0.0%	87,187

PhosAgro PJSC GDR	02/09/22	5,151	0.0%	73

Polyus PJSC	07/23/20	17,665,998	0.0%	104,471

Sberbank of Russia PJSC	11/10/17	51,393,929	0.1%	395,442

Severstal PJSC GDR (Registered)	10/12/17	13,249,420	0.0%	89,238

				$931,887

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
631	Mini MSCI Emerging Markets	June 2023	$30,187,040	$(28,551)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Investment valued using significant unobservable inputs.

(d)	The security is restricted as to resale.

(e)	Affiliated company.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(h)	The rate disclosed is the 7 day net yield as of May 31, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QSC - Qatari Shareholding Company

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield

GMO Emerging Markets Select Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.4%

	Brazil — 4.2%

94,400	Ambev SA	268,130

150,300	B3 SA – Brasil Bolsa Balcao	394,614

26,938	Localiza Rent a Car SA	329,418

924	MercadoLibre Inc *	1,144,836

64,660	Raia Drogasil SA	361,070

42,500	WEG SA	315,066

	Total Brazil	2,813,134

	China — 21.8%

232,688	Alibaba Group Holding Ltd *	2,315,798

1,521,000	China Construction Bank Corp – Class H	972,954

173,002	China Merchants Bank Co Ltd – Class H	804,485

68,000	China Resources Land Ltd	254,521

9,860	Contemporary Amperex Technology Co Ltd – Class A	307,197

9,468	H World Group Ltd ADR *	346,718

165,855	Haier Smart Home Co Ltd – Class A	501,466

35,300	Inner Mongolia Yili Industrial Group Co Ltd – Class A	143,340

46,276	Jiangsu Hengli Hydraulic Co Ltd – Class A	355,551

32,800	Kuaishou Technology *	222,574

6,086	Kweichow Moutai Co Ltd – Class A	1,397,301

14,457	Meituan – Class B *	202,995

37,700	Montage Technology Co Ltd – Class A	338,314

70,885	NARI Technology Co Ltd – Class A	273,566

32,000	Ping An Insurance Group Co of China Ltd – Class H	203,078

38,740	Proya Cosmetics Co Ltd – Class A	654,742

47,972	Shenzhen Inovance Technology Co Ltd – Class A	399,189

14,000	Sungrow Power Supply Co Ltd – Class A	217,019

11,400	Sunny Optical Technology Group Co Ltd	107,308

43,284	Tencent Holdings Ltd	1,712,935

11,407	Trip.com Group Ltd ADR *	360,233

72,000	Tsingtao Brewery Co Ltd – Class H	619,886

37,985	Wuliangye Yibin Co Ltd – Class A	863,500

25,500	Wuxi Biologics Cayman Inc *	130,554

35,900	Wuxi Lead Intelligent Equipment Co Ltd – Class A	170,283

15,308	Yum China Holdings Inc	864,290

	Total China	14,739,797

	France — 0.9%

1,458	L’Oreal SA	624,237

	Greece — 0.6%

245,949	Eurobank Ergasias Services and Holdings SA – Class A *	384,452

	Hong Kong — 0.5%

38,600	AIA Group Ltd	371,069

Shares	Description	Value ($)

	India — 18.3%

10,475	Asian Paints Ltd	403,835

14,316	Bajaj Auto Ltd	789,898

93,123	Campus Activewear Ltd *	340,538

36,519	Cyient Ltd	572,927

53,844	Dabur India Ltd	360,256

8,918	Eicher Motors Ltd	396,072

50,681	Godrej Consumer Products Ltd *	649,965

36,725	HDFC Bank Ltd	713,287

106,065	ICICI Bank Ltd	1,215,669

130,289	Indian Hotels Co Ltd	611,896

23,513	JB Chemicals & Pharmaceuticals Ltd	597,185

32,046	Kajaria Ceramics Ltd	491,645

82,703	LA Opala RG Ltd	393,862

115,468	Mahindra & Mahindra Financial Services Ltd	397,844

5,993	Maruti Suzuki India Ltd	674,779

82,540	Metro Brands Ltd	948,474

34,197	Narayana Hrudayalaya Ltd	371,426

29,665	SBI Life Insurance Co Ltd	443,280

14,878	SRF Ltd	451,090

39,928	Sun Pharmaceutical Industries Ltd	471,096

40,572	Sundram Fasteners Ltd	545,483

14,622	Titan Co Ltd	497,725

	Total India	12,338,232

	Indonesia — 6.5%

1,957,900	Bank Central Asia Tbk PT	1,181,450

3,260,500	Bank Mandiri Persero Tbk PT	1,100,230

2,260,600	Cisarua Mountain Dairy Tbk PT	652,987

6,060,500	Mitra Adiperkasa Tbk PT *	717,234

2,684,400	Telkom Indonesia Persero Tbk PT	724,749

	Total Indonesia	4,376,650

	Japan — 0.7%

2,500	Daikin Industries Ltd	474,397

	Mexico — 3.4%

23,575	Grupo Aeroportuario del Pacifico SAB de CV – Class B	415,324

45,150	Grupo Financiero Banorte SAB de CV – Class O	362,803

37,604	Regional SAB de CV	292,941

332,432	Wal-Mart de Mexico SAB de CV	1,264,591

	Total Mexico	2,335,659

	Philippines — 0.3%

98,440	Bank of the Philippine Islands	175,191

	Russia — 0.1%

34,988	Magnit PJSC * (a)	18,346

546,960	Mobile TeleSystems PJSC (a)	21,228

530,016	Sberbank of Russia PJSC (a) (b)	15,968

46,548	TCS Group Holding Plc GDR (Registered) * (a)	17,070

69,200	Yandex NV – Class A * (a)	13,106

	Total Russia	85,718

GMO Emerging Markets Select Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	South Africa — 0.3%

29,454	Absa Group Ltd	230,462

	South Korea — 6.7%

687	LG Energy Solution Ltd *	309,581

839	NAVER Corp	125,942

74,015	Samsung Electronics Co Ltd	3,970,939

1,599	SK Hynix Inc	130,404

	Total South Korea	4,536,866

	Switzerland — 1.1%

6,220	Nestle SA (Registered)	737,295

	Taiwan — 17.8%

131,000	Delta Electronics Inc	1,345,234

161,000	E Ink Holdings Inc	1,082,326

7,000	eMemory Technology Inc	417,340

32,000	MediaTek Inc	786,355

90,000	Sinbon Electronics Co Ltd	1,053,470

404,800	Taiwan Semiconductor Manufacturing Co Ltd	7,326,002

	Total Taiwan	12,010,727

	Thailand — 1.6%

51,500	Advanced Info Service Pcl (Foreign Registered)	312,213

106,400	Airports of Thailand Pcl (Foreign Registered) *	216,224

71,900	Bangkok Bank Pcl (Foreign Registered)	336,464

202,500	Central Retail Corp Pcl (Foreign Registered)	244,242

	Total Thailand	1,109,143

	United Kingdom — 1.6%

11,146	Diageo Plc	463,367

11,826	Unilever Plc	591,714

	Total United Kingdom	1,055,081

	United States — 2.1%

3,387	Apple, Inc.	600,346

185,400	Samsonite International SA *	470,696

1,520	Visa, Inc. – Class A	335,965

	Total United States	1,407,007

Shares	Description	Value ($)

	Vietnam — 2.9%

356,000	Bank for Foreign Trade of Vietnam JSC *	1,424,127

186,433	Phu Nhuan Jewelry JSC	562,576

	Total Vietnam	1,986,703

	TOTAL COMMON STOCKS (COST $80,958,975)	61,791,820

	PREFERRED STOCKS (c) — 0.6%

	Brazil — 0.6%

73,500	Itau Unibanco Holding SA	381,459

	TOTAL PREFERRED STOCKS (COST $388,354)	381,459

	INVESTMENT FUNDS — 0.0%

	Russia — 0.0%

61,600	VanEck Russia ETF (a)	9,610

	TOTAL INVESTMENT FUNDS (COST $1,563,306)	9,610

	MUTUAL FUNDS — 0.0%

	United States — 0.0%

	Affiliated Issuers — 0.0%

1,270	GMO U.S. Treasury Fund	6,349

	Total United States	6,349

	TOTAL MUTUAL FUNDS (COST $6,349)	6,349

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

203,379	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (d)	203,379

	TOTAL SHORT-TERM INVESTMENTS (COST $203,379)	203,379

	TOTAL INVESTMENTS — 92.3% (Cost $83,120,363)	62,392,617

	Other Assets and Liabilities (net) — 7.7%	5,176,873

	TOTAL NET ASSETS — 100.0%	$67,569,490

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2023

Sberbank of Russia PJSC	03/03/21	$2,059,161	0.0%	$15,968

GMO Emerging Markets Select Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
43	Mini MSCI Emerging Markets	June 2023	$2,057,120	$(104,914)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	The security is restricted as to resale.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

PJSC - Private Joint-Stock Company

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.6%

	Australia — 3.7%

74,692	BHP Group Ltd	2,043,805

23,279	BlueScope Steel Ltd	280,748

638,603	Brambles Ltd	5,701,714

94,442	Fortescue Metals Group Ltd	1,182,552

306,896	GrainCorp Ltd – Class A	1,522,305

23,755	JB Hi-Fi Ltd	657,702

89,611	Pact Group Holdings Ltd *	38,440

380,151	Rio Tinto Ltd	26,490,459

135,146	Super Retail Group Ltd	1,002,094

	Total Australia	38,919,819

	Belgium — 0.8%

81,546	AGFA-Gevaert NV *	214,257

8,848	Barco NV	229,718

43,610	Bekaert SA	1,868,680

21,473	KBC Group NV	1,410,758

15,692	Melexis NV	1,433,612

40,962	Proximus SADP	317,938

29,335	Solvay SA	3,069,172

	Total Belgium	8,544,135

	Denmark — 0.1%

9,627	Per Aarsleff Holding A/S	444,828

6,605	Schouw & Co A/S	517,361

	Total Denmark	962,189

	Finland — 2.0%

2,702,274	Nokia Oyj	10,931,850

318,150	UPM-Kymmene Oyj	9,564,176

	Total Finland	20,496,026

	France — 15.1%

153,520	AXA SA	4,352,396

455,372	Cie de Saint-Gobain	25,288,845

158,037	Coface SA	2,192,318

114,907	Derichebourg SA	603,942

38,002	Elis SA	659,398

65,167	Ipsen SA	7,555,684

50,543	IPSOS	2,476,873

59,766	Metropole Television SA	826,529

190,148	Publicis Groupe SA	14,121,882

186,485	Renault SA	6,263,580

8,061	Rexel SA *	165,482

287,593	Sanofi	29,342,244

34,341	Societe BIC SA	2,050,530

315,653	Societe Generale SA	7,348,549

558,504	STMicroelectronics NV	24,261,414

154,796	Television Francaise 1	1,076,292

14,666	TotalEnergies SE (a)	829,934

502,869	TotalEnergies SE (a)	28,377,293

	Total France	157,793,185

Shares	Description	Value ($)

	Germany — 3.2%

42,052	Bayerische Motoren Werke AG	4,585,993

59,665	Henkel AG & Co KGaA	4,286,659

8,548	Hornbach Holding AG & Co KGaA	606,251

31,872	HUGO BOSS AG	2,170,925

5,326	Indus Holding AG	140,639

105,680	Kloeckner & Co SE	1,005,647

4,581	Krones AG	513,385

26,019	Mercedes-Benz Group AG	1,945,012

79,385	Merck KGaA	13,865,541

193,082	ProSiebenSat.1 Media SE	1,569,670

23,043	RTL Group SA *	899,237

38,944	Salzgitter AG	1,268,630

1,399	Suedzucker AG	24,078

11,591	Talanx AG *	646,697

	Total Germany	33,528,364

	Hong Kong — 1.3%

404,500	ASMPT Ltd	3,442,580

66,000	BOC Hong Kong Holdings Ltd	195,865

553,487	Champion (REIT)	200,665

82,500	CK Hutchison Holdings Ltd	497,366

202,800	Dah Sing Banking Group Ltd	149,075

26,869	Dah Sing Financial Holdings Ltd	67,216

1,107,707	Esprit Holdings Ltd *	76,392

1,617,585	IGG Inc *	845,113

286,401	Johnson Electric Holdings Ltd	350,914

263,140	Kerry Logistics Network Ltd	305,878

164,326	Luk Fook Holdings International Ltd	448,806

1,009,331	Pacific Textiles Holdings Ltd	293,931

1,161,023	Shun Tak Holdings Ltd *	175,136

258,026	SmarTone Telecommunications Holdings Ltd	146,914

287,500	Swire Pacific Ltd – Class A	1,919,594

313,588	Television Broadcasts Ltd *	178,664

832,000	VSTECS Holdings Ltd	422,439

81,800	VTech Holdings Ltd	491,195

6,062,515	WH Group Ltd	3,169,438

	Total Hong Kong	13,377,181

	Ireland — 0.8%

548,234	Bank of Ireland Group Plc	5,180,672

56,407	Kingspan Group Plc	3,755,108

	Total Ireland	8,935,780

	Italy — 2.2%

119,656	Anima Holding SPA	417,358

74,458	Banca IFIS SPA	1,118,658

628,450	Banco BPM SPA	2,471,112

807,855	BPER Banca	2,077,848

992,022	Eni SPA	13,200,582

74,493	Esprinet SPA	470,721

1,265,259	MFE-MediaForEurope NV – Class A	600,513

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

38,100	Prada SpA	254,630

2,362	Sesa SPA	273,339

33,183	Unieuro SPA	363,307

385,690	Unipol Gruppo SPA	1,931,954

	Total Italy	23,180,022

	Japan — 26.0%

67,800	Advantest Corp	8,682,573

63,520	AOKI Holdings Inc	375,901

459,100	Bandai Namco Holdings Inc	10,751,231

264,896	Brother Industries Ltd	3,838,203

289,900	Canon Inc	7,185,721

13,800	Canon Marketing Japan Inc	339,848

41,400	Citizen Watch Co Ltd	253,765

78,690	Daiwabo Holdings Co Ltd	1,456,231

53,448	Doutor Nichires Holdings Co Ltd	774,445

39,900	FUJIFILM Holdings Corp	2,438,458

20,506	Fuyo General Lease Co Ltd	1,446,612

16,036	Geo Holdings Corp	182,582

17,453	Gunze Ltd	544,650

46,800	Haseko Corp	541,835

4,500	Horiba Ltd	246,297

787,754	ITOCHU Corp	26,592,977

16,200	Japan Petroleum Exploration Co Ltd	477,513

1,222,804	Japan Tobacco Inc	26,662,653

7,600	Kaga Electronics Co Ltd	278,324

112,244	Kanematsu Corp	1,459,041

683,596	KDDI Corp	21,076,296

41,693	Komeri Co Ltd	879,402

1,789,900	Marubeni Corp	25,508,318

58,357	MCJ Co Ltd	394,918

1,275,100	Mitsubishi Motors Corp	4,177,601

379,100	Mitsubishi UFJ Financial Group Inc	2,520,934

812,438	Mitsui & Co Ltd	25,599,928

39,684	Modec Inc *	372,392

53,926	Nichias Corp	1,018,655

263,395	Nippon Telegraph & Telephone Corp	7,483,239

51,400	Niterra Co Ltd	949,476

82,324	Press Kogyo Co Ltd	328,782

37,219	Prima Meat Packers Ltd	576,586

2,000	Rohm Co Ltd	168,781

5,983	San-A Co Ltd	193,448

443,200	Seiko Epson Corp	6,721,249

50,795	Seiko Group Corp	957,096

335,112	Sekisui Chemical Co Ltd	4,618,937

944,600	Sekisui House Ltd	18,435,530

7,300	Shimamura Co Ltd	659,932

528,281	Sojitz Corp	10,562,601

367,400	Sumitomo Corp	6,934,054

426,000	Sumitomo Forestry Co Ltd	9,592,570

20,638	T-Gaia Corp	244,418

30,200	Tokyo Gas Co Ltd	643,410

Shares	Description	Value ($)

	Japan — continued

101,975	Tokyu Construction Co Ltd	508,532

12,428	Towa Pharmaceutical Co Ltd	156,513

311,755	Toyota Tsusho Corp	13,693,834

24,269	TPR Co Ltd	245,350

40,169	Valor Holdings Co Ltd	548,472

20,256	Warabeya Nichiyo Holdings Co Ltd	325,608

440,700	Yamaha Motor Co Ltd	10,842,311

14,900	Yokogawa Electric Corp	280,568

	Total Japan	271,748,601

	Netherlands — 6.2%

629,119	ABN AMRO Bank NV CVA	9,191,233

129,161	EXOR NV	10,726,228

767,491	Koninklijke Ahold Delhaize NV	24,331,264

404,223	Randstad NV	19,829,441

4,297	Wolters Kluwer NV	490,821

	Total Netherlands	64,568,987

	Norway — 2.1%

529,093	Elkem ASA *	1,273,728

747,070	Equinor ASA	18,962,916

183,405	Europris ASA	1,213,834

38,577	Wallenius Wilhelmsen ASA	226,812

	Total Norway	21,677,290

	Portugal — 0.4%

167,770	CTT – Correios de Portugal SA	583,558

520,053	Navigator Co SA (The)	1,712,828

336,099	REN – Redes Energeticas Nacionais SGPS SA	901,443

1,443,999	Sonae SGPS SA	1,393,212

	Total Portugal	4,591,041

	Singapore — 3.8%

796,825	DBS Group Holdings Ltd	17,840,968

841,100	First Resources Ltd	938,081

1,524,000	Keppel Corp Ltd	7,106,658

204,100	Oversea-Chinese Banking Corp Ltd	1,850,180

428,300	Sheng Siong Group Ltd	512,892

176,900	Venture Corp Ltd	1,984,633

653,739	Wilmar International Ltd	1,890,672

882,722	Yangzijiang Financial Holding Ltd	218,227

7,738,522	Yangzijiang Shipbuilding Holdings Ltd	7,037,838

	Total Singapore	39,380,149

	Spain — 5.8%

110,848	Acerinox SA	1,134,201

3,155,255	Banco Bilbao Vizcaya Argentaria SA	20,744,807

20,165,586	Banco de Sabadell SA	20,028,389

23,624	Ebro Foods SA	419,727

548,860	Industria de Diseno Textil SA	18,362,525

	Total Spain	60,689,649

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Sweden — 0.7%

58,693	Betsson AB *	13,251

58,693	Betsson AB – Class B *	594,126

26,559	Investor AB – A Shares	547,714

963,791	SSAB AB – A Shares	6,180,747

22,757	SSAB AB – B Shares	141,132

	Total Sweden	7,476,970

	Switzerland — 6.6%

36,168	Ascom Holding AG (Registered)	380,246

16,268	Cie Financiere Richemont SA – Class A (Registered)	2,590,117

11,300	DKSH Holding AG	814,758

209	Forbo Holding AG (Registered)	307,434

6,365	Galenica AG	497,940

8,220	Julius Baer Group Ltd	504,821

50,911	Novartis AG (Registered)	4,879,652

82,785	Novartis AG Sponsored ADR	7,968,056

114,325	Roche Holding AG – Genusschein	36,413,526

1,135	Swatch Group AG (The)	338,258

10,851	u-blox Holding AG *	1,406,415

289,197	UBS Group AG (Registered) *	5,513,636

3,995	Zehnder Group AG – Class RG	311,474

14,540	Zurich Insurance Group AG	6,807,364

	Total Switzerland	68,733,697

	United Kingdom — 14.8%

939,059	3i Group Plc	22,908,306

222,762	BAE Systems Plc	2,574,581

2,366,602	Barratt Developments Plc	13,674,867

173,355	Bellway Plc	4,883,468

319,676	BP Plc Sponsored ADR	10,776,278

778,128	British American Tobacco Plc	24,631,313

1,927,611	BT Group Plc	3,521,240

365,757	Burberry Group Plc	9,809,043

1,605,790	Centrica Plc	2,354,136

429,440	Coca-Cola HBC AG *	12,757,963

83,864	Crest Nicholson Holdings Plc	253,277

600,747	Ferrexpo Plc	689,642

50,364	Galliford Try Holdings Plc	112,852

345,636	GSK Plc	5,801,228

103,137	Halfords Group Plc	260,361

399,465	IG Group Holdings Plc	3,342,103

829,605	Imperial Brands Plc	17,488,837

464,035	Investec Plc	2,371,673

139,004	J Sainsbury Plc	468,451

107,082	Next Plc	8,472,016

191,483	Persimmon Plc	2,866,332

96,760	Plus500 Ltd	1,738,785

284,708	Redrow Plc	1,707,239

18,454	Spirent Communications Plc	41,044

169,520	Vesuvius Plc	875,639

75,324	WPP Plc	800,636

	Total United Kingdom	155,181,310

Shares / Par Value†	Description	Value ($)

	United States — 0.0%

164,100	Samsonite International SA *	416,619

	TOTAL COMMON STOCKS (COST $1,064,777,625)	1,000,201,014

	PREFERRED STOCKS (b) — 1.9%

	Germany — 1.9%

57,861	Bayerische Motoren Werke AG	5,956,849

4,226	Draegerwerk AG & Co KGaA	196,783

176,343	Henkel AG & Co KGaA	14,074,538

	Total Germany	20,228,170

	TOTAL PREFERRED STOCKS (COST $17,870,474)	20,228,170

	DEBT OBLIGATIONS — 0.1%

	United States — 0.1%

1,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.41%, due 07/31/24 (c)	1,000,074

	TOTAL DEBT OBLIGATIONS (COST $999,472)	1,000,074

	MUTUAL FUNDS — 6.6%

	United States — 6.6%

	Affiliated Issuers — 6.6%

13,729,347	GMO U.S. Treasury Fund	68,646,735

	Total United States	68,646,735

	TOTAL MUTUAL FUNDS (COST $68,520,442)	68,646,735

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

1,564,843	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (d)	1,564,843

	TOTAL SHORT-TERM INVESTMENTS (COST $1,564,843)	1,564,843

	TOTAL INVESTMENTS — 104.3% (Cost $1,153,732,856)	1,091,640,836

	Other Assets and Liabilities (net) — (4.3)%	(45,337,921)

	TOTAL NET ASSETS — 100.0%	$1,046,302,915

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
89	MSCI EAFE	June 2023	$9,137,630	$71,216

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

REIT - Real Estate Investment Trust

USBM - U.S. Treasury 3 Month Bill Money Market Yield

GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.3%

	Australia — 5.1%

30,529	ANZ Group Holdings Ltd	454,106

292,273	Aurizon Holdings Ltd	676,516

211,322	BHP Group Ltd	5,782,424

86,901	BlueScope Steel Ltd	1,048,038

57,523	CSR Ltd	183,074

21,122	Fortescue Metals Group Ltd	264,478

7,445	Rio Tinto Ltd	518,798

	Total Australia	8,927,434

	Austria — 0.7%

21,976	OMV AG	981,636

11,138	Raiffeisen Bank International AG *	163,775

	Total Austria	1,145,411

	Belgium — 1.0%

26,993	Ageas SA/NV	1,079,887

8,249	Proximus SADP	64,027

6,326	UCB SA	552,460

	Total Belgium	1,696,374

	Canada — 10.3%

7,524	Bank of Montreal	627,577

49,493	Bank of Nova Scotia (The)	2,391,007

53,888	Canadian Imperial Bank of Commerce	2,220,725

1,000	Canadian Tire Corp Ltd – Class A	120,118

20,600	Canadian Western Bank	375,428

23,100	CI Financial Corp	223,087

300	Fairfax Financial Holdings Ltd	215,333

34,500	Great-West Lifeco Inc	976,674

5,600	iA Financial Corp Inc	356,915

21,000	Magna International Inc	1,016,044

117,000	Manulife Financial Corp	2,167,624

5,700	Nutrien Ltd	300,305

42,300	Parex Resources Inc	851,609

54,500	Power Corp of Canada	1,410,777

40,003	Sun Life Financial Inc	1,935,745

20,800	Teck Resources Ltd – Class B *	811,928

23,800	Tourmaline Oil Corp	994,954

14,000	West Fraser Timber Co Ltd	944,781

	Total Canada	17,940,631

	Denmark — 1.4%

461	AP Moller – Maersk A/S – Class A	775,521

371	AP Moller – Maersk A/S – Class B	624,388

10,987	Demant A/S *	418,279

6,928	Pandora A/S	552,969

	Total Denmark	2,371,157

Shares	Description	Value ($)

	Finland — 2.7%

399,728	Nokia Oyj	1,617,070

130,930	Outokumpu Oyj	716,714

95,102	Stora Enso Oyj – R Shares	1,206,492

40,245	UPM-Kymmene Oyj	1,209,839

	Total Finland	4,750,115

	France — 12.6%

6,495	APERAM SA	213,465

11,267	ArcelorMittal SA	281,041

72,701	AXA SA	2,061,123

27,116	BNP Paribas SA	1,576,477

36,871	Cie de Saint-Gobain	2,047,611

31,079	Cie Generale des Etablissements Michelin SCA	886,849

18,309	Credit Agricole SA	210,470

3,663	Eiffage SA	391,182

2,686	Ipsen SA	311,424

41	Kering SA	21,921

143,952	Orange SA	1,719,261

39,431	Sanofi	4,023,026

64,749	Societe Generale SA	1,507,387

104,462	TotalEnergies SE	5,894,873

97,775	Vivendi SE	868,637

	Total France	22,014,747

	Germany — 4.8%

4,884	BASF SE	232,274

21,059	Bayer AG (Registered)	1,175,309

17,863	Bayerische Motoren Werke AG	1,948,055

30,843	Fresenius SE & Co KGaA	845,780

2,416	Henkel AG & Co KGaA	173,579

235	Kloeckner & Co SE	2,236

38,942	Mercedes-Benz Group AG	2,911,053

74,475	ProSiebenSat.1 Media SE *	605,448

3,334	SAP SE	437,173

	Total Germany	8,330,907

	Hong Kong — 3.3%

223,500	CK Asset Holdings Ltd	1,204,701

230,500	CK Hutchison Holdings Ltd	1,389,611

66,000	Kerry Properties Ltd	144,122

123,000	Sun Hung Kai Properties Ltd	1,567,095

65,000	Swire Pacific Ltd – Class A	433,995

73,800	Swire Properties Ltd	175,928

44,000	Techtronic Industries Co Ltd	407,476

1,800	VTech Holdings Ltd	10,808

962,500	WH Group Ltd	503,188

	Total Hong Kong	5,836,924

GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	India — 0.0%

11,360	ITC Ltd	61,172

	Ireland — 0.0%

908	Kingspan Group Plc	60,447

	Israel — 0.5%

125,363	Bank Leumi Le-Israel BM	879,148

	Italy — 3.2%

72,648	Assicurazioni Generali SPA	1,380,093

16,325	Banco BPM SPA	64,191

144,910	Eni SPA	1,928,280

43,476	Leonardo SPA	467,852

635	Poste Italiane SPA	6,601

95,713	Stellantis NV	1,458,517

69,341	Unipol Gruppo SPA	347,335

	Total Italy	5,652,869

	Japan — 21.4%

1,700	Advantest Corp	217,705

146,600	Asahi Kasei Corp	994,231

12,400	Bandai Namco Holdings Inc	290,384

3,100	Bridgestone Corp	126,027

16,500	Brother Industries Ltd	239,076

49,100	Daiwa House Industry Co Ltd	1,280,480

44,900	ENEOS Holdings Inc	149,125

5,000	Hitachi Ltd	287,762

97,870	Honda Motor Co Ltd Sponsored ADR	2,780,487

35,800	Idemitsu Kosan Co Ltd	694,180

113,900	Inpex Corp	1,196,800

20,700	Isuzu Motors Ltd	240,095

83,500	ITOCHU Corp	2,818,791

101,100	Japan Tobacco Inc	2,204,437

11,700	Kao Corp	407,730

71,300	KDDI Corp	2,198,287

68,300	Kirin Holdings Co Ltd	1,019,380

23,400	Marubeni Corp	333,479

73,000	Mitsubishi Corp	2,918,540

100,600	Mitsubishi Electric Corp	1,309,463

165,300	Mitsubishi UFJ Financial Group Inc	1,099,210

72,400	Mitsui & Co Ltd	2,281,324

133,400	Mizuho Financial Group Inc	1,960,964

55,800	Nippon Telegraph & Telephone Corp	1,585,318

2,000	Nippon Yusen KK	42,564

27,500	Otsuka Holdings Co Ltd	1,020,297

166,500	Panasonic Holdings Corp	1,739,040

35,200	Seiko Epson Corp	533,818

8,000	Sekisui Chemical Co Ltd	110,266

237,700	Sumitomo Chemical Co Ltd	707,808

35,900	Sumitomo Corp	677,552

44,600	Sumitomo Forestry Co Ltd	1,004,293

Shares	Description	Value ($)

	Japan — continued

13,000	Sumitomo Mitsui Financial Group Inc	527,561

18,000	Tosoh Corp	206,782

19,900	Toyota Tsusho Corp	874,107

48,300	Yamaha Motor Co Ltd	1,188,300

1,300	Yokogawa Electric Corp	24,479

	Total Japan	37,290,142

	Netherlands — 4.3%

115,093	Aegon NV	505,739

7,136	ASR Nederland NV	304,113

2,955	EXOR NV *	245,399

12,502	ING Groep NV	154,038

69,263	Koninklijke Ahold Delhaize NV	2,195,799

64,892	Koninklijke Philips NV *	1,225,978

33,532	NN Group NV	1,209,741

17,575	Randstad NV	862,154

31,853	Signify NV	812,843

	Total Netherlands	7,515,804

	Norway — 1.5%

18,321	Aker BP ASA	397,214

67,068	Equinor ASA	1,702,391

30,008	Orkla ASA	216,007

5,647	Yara International ASA	211,022

	Total Norway	2,526,634

	Portugal — 0.0%

4,483	Sonae SGPS SA	4,325

	Russia — 0.0%

9,800	Surgutneftegas PJSC (a)	29

	Singapore — 0.3%

49,900	Oversea-Chinese Banking Corp Ltd	452,347

	South Korea — 0.1%

3,207	KT&G Corp	201,998

	Spain — 4.1%

41,081	Acerinox SA	420,342

398,260	Banco Bilbao Vizcaya Argentaria SA	2,618,434

834,888	Banco Santander SA	2,727,604

102,503	Repsol SA	1,389,165

	Total Spain	7,155,545

	Sweden — 1.5%

98,536	Fabege AB	705,280

19,470	SSAB AB – A Shares	124,860

33,258	SSAB AB – B Shares	206,256

4,301	Svenska Handelsbanken AB – A Shares	34,052

285,958	Telefonaktiebolaget LM Ericsson – B Shares	1,478,645

	Total Sweden	2,549,093

GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 7.0%

28,615	Adecco Group AG (Registered) *	855,055

446	DKSH Holding AG	32,158

9,750	Logitech International SA (Registered)	622,440

1,484	Novartis AG (Registered)	142,237

29,422	Novartis AG Sponsored ADR	2,831,868

1,268	Roche Holding AG	429,242

18,381	Roche Holding AG – Genusschein	5,854,511

747	Swiss Life Holding AG (Registered)	432,192

2,157	Zurich Insurance Group AG	1,009,868

	Total Switzerland	12,209,571

	Thailand — 0.0%

47,000	Sansiri Pcl NVDR	2,349

	United Kingdom — 11.5%

92,029	3i Group Plc	2,245,044

28,216	Aviva Plc	138,520

256,054	Barclays Plc Sponsored ADR	1,925,526

173,790	Barratt Developments Plc	1,004,206

3,830	British American Tobacco Plc	121,237

83,979	British American Tobacco Plc Sponsored ADR	2,662,974

750,157	BT Group Plc	1,370,340

42,677	GSK Plc Sponsored ADR	1,433,947

94,002	HSBC Holdings Plc Sponsored ADR	3,461,153

710,843	ITV Plc	617,823

128,788	J Sainsbury Plc	434,022

77,681	Kingfisher Plc	223,441

745,063	Lloyds Banking Group Plc	410,506

42,079	Rio Tinto Plc Sponsored ADR	2,484,765

161,312	Vodafone Group Plc Sponsored ADR	1,529,238

	Total United Kingdom	20,062,742

	TOTAL COMMON STOCKS (COST $173,683,602)	169,637,915

	PREFERRED STOCKS (b) — 0.4%

	Germany — 0.4%

3,193	Bayerische Motoren Werke AG	328,723

4,089	Henkel AG & Co KGaA	326,357

	Total Germany	655,080

	TOTAL PREFERRED STOCKS (COST $628,410)	655,080

Shares	Description	Value ($)

	MUTUAL FUNDS — 2.1%

	United States — 2.1%

	Affiliated Issuers — 2.1%

756,484	GMO U.S. Treasury Fund	3,782,420

	Total United States	3,782,420

	TOTAL MUTUAL FUNDS (COST $3,779,571)	3,782,420

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

520,550	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (c)	520,550

	TOTAL SHORT-TERM INVESTMENTS (COST $520,550)	520,550

	TOTAL INVESTMENTS — 100.1% (Cost $178,612,133)	174,595,965

	Other Assets and Liabilities (net) — (0.1)%	(206,334)

	TOTAL NET ASSETS — 100.0%	$174,389,631

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.0%

	Automobiles & Components — 3.2%

167,100	Stanley Electric Co Ltd	3,361,779

	Banks — 6.3%

95,300	Sumitomo Mitsui Financial Group Inc	3,867,432

81,700	Sumitomo Mitsui Trust Holdings Inc	2,878,641

	Total Banks	6,746,073

	Capital Goods — 22.6%

85,700	EXEO Group Inc	1,630,799

171,500	Fuji Corp	2,792,164

153,100	Kanematsu Corp	1,990,121

128,100	Kyudenko Corp	3,387,215

357,000	Mitsubishi Electric Corp	4,646,902

441,700	Penta-Ocean Construction Co Ltd	2,226,571

79,200	Takuma Co Ltd	806,242

120,500	THK Co Ltd	2,536,583

65,500	Toyota Industries Corp	4,039,094

	Total Capital Goods	24,055,691

	Commercial & Professional Services — 4.4%

37,700	Secom Co Ltd	2,469,031

102,500	Toppan Inc	2,189,651

	Total Commercial & Professional Services	4,658,682

	Consumer Discretionary Distribution & Retail — 1.9%

239,900	K’s Holdings Corp	2,067,085

	Consumer Durables & Apparel — 1.9%

177,200	Haseko Corp	2,051,563

	Financial Services — 3.9%

157,800	Credit Saison Co Ltd	2,165,520

55,900	Zenkoku Hosho Co Ltd	1,997,074

	Total Financial Services	4,162,594

	Food, Beverage & Tobacco — 9.2%

229,100	Kirin Holdings Co Ltd	3,419,327

72,500	Morinaga & Co Ltd	2,306,697

149,600	NH Foods Ltd	4,076,690

	Total Food, Beverage & Tobacco	9,802,714

	Health Care Equipment & Services — 3.1%

171,400	H.U. Group Holdings Inc	3,238,492

	Insurance — 6.6%

66,000	MS&AD Insurance Group Holdings Inc	2,261,565

348,300	T&D Holdings Inc	4,729,529

	Total Insurance	6,991,094

Shares	Description	Value ($)

	Materials — 9.4%

126,500	Denka Co Ltd	2,320,413

96,000	Maruichi Steel Tube Ltd	2,108,469

227,400	Teijin Ltd	2,100,922

414,400	Tokai Carbon Co Ltd	3,424,725

	Total Materials	9,954,529

	Semiconductors & Semiconductor Equipment — 6.7%

280,900	SUMCO Corp	3,998,422

72,800	Tokyo Seimitsu Co Ltd	3,157,265

	Total Semiconductors & Semiconductor Equipment	7,155,687

	Software & Services — 3.8%

87,100	NEC Corp	4,087,666

	Technology Hardware & Equipment — 9.9%

123,000	Amano Corp	2,552,738

179,000	Daiwabo Holdings Co Ltd	3,312,561

77,100	FUJIFILM Holdings Corp	4,711,907

	Total Technology Hardware & Equipment	10,577,206

	Telecommunication Services — 2.5%

85,200	KDDI Corp	2,626,844

	Transportation — 2.6%

80,500	Sankyu Inc	2,720,650

	TOTAL COMMON STOCKS (COST $114,252,926)	104,258,349

	SHORT-TERM INVESTMENTS — 1.9%

	Money Market Funds — 1.9%

2,007,414	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (a)	2,007,414

	TOTAL SHORT-TERM INVESTMENTS (COST $2,007,414)	2,007,414

	TOTAL INVESTMENTS — 99.9% (Cost $116,260,340)	106,265,763

	Other Assets and Liabilities (net) — 0.1%	132,866

	TOTAL NET ASSETS — 100.0%	$106,398,629

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2023.

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.3%

	Brazil — 0.2%

9,602	Vale SA	120,770

	Canada — 4.1%

9,933	Brookfield Asset Management Ltd – Class A	303,155

41,367	Brookfield Corp – Class A	1,242,665

25,173	Nutrien Ltd	1,326,617

	Total Canada	2,872,437

	China — 3.0%

138,407	Alibaba Group Holding Ltd *	1,377,478

17,023	Tencent Holdings Ltd	673,673

	Total China	2,051,151

	Finland — 1.6%

28,731	Neste Oyj	1,085,495

	France — 9.1%

2,200	Kering SA	1,176,256

2,564	LVMH Moet Hennessy Louis Vuitton SE	2,241,776

19,589	Safran SA	2,845,198

	Total France	6,263,230

	Germany — 2.4%

13,059	Beiersdorf AG	1,666,454

	Hong Kong — 1.4%

156,502	Galaxy Entertainment Group Ltd *	971,024

	Ireland — 3.3%

80,922	Ryanair Holdings Plc *	1,429,709

7,867	Ryanair Holdings Plc Sponsored ADR *	826,664

	Total Ireland	2,256,373

	Mexico — 7.0%

289,770	Fomento Economico Mexicano SAB de CV	2,926,203

433,845	Grupo Mexico SAB de CV – Series B	1,935,122

	Total Mexico	4,861,325

	Russia — 0.0%

33,541	LUKOIL PJSC (a)	22,909

72,920	Novatek PJSC (a)	11,589

	Total Russia	34,498

	Spain — 5.9%

30,477	Amadeus IT Group SA *	2,187,182

55,696	Industria de Diseno Textil SA	1,863,352

	Total Spain	4,050,534

Shares	Description	Value ($)

	United Kingdom — 10.4%

24,526	Berkeley Group Holdings Plc (The)	1,200,441

126,321	Compass Group Plc	3,461,723

48,923	Persimmon Plc	732,334

66,335	Shell Plc	1,823,746

	Total United Kingdom	7,218,244

	United States — 48.9%

13,909	Alphabet, Inc. – Class A *	1,708,999

13,272	American Express Co.	2,104,408

953	Booking Holdings, Inc. *	2,390,858

42,893	BorgWarner, Inc.	1,901,447

12,176	CarMax, Inc. *	879,229

10,239	Chevron Corp.	1,542,198

31,294	Darling Ingredients, Inc. *	1,983,414

19,237	EOG Resources, Inc.	2,063,938

21,337	Green Plains, Inc. *	618,773

12,219	Hilton Worldwide Holdings, Inc.	1,663,250

20,110	Intercontinental Exchange, Inc.	2,130,654

2,853	Lam Research Corp.	1,759,445

31,684	Las Vegas Sands Corp. *	1,746,739

1,357	Markel Group, Inc. *	1,784,089

6,059	Meta Platforms, Inc. – Class A *	1,603,938

24,499	Micron Technology, Inc.	1,670,832

13,296	Otis Worldwide Corp.	1,057,165

23,003	Raytheon Technologies Corp.	2,119,496

37,223	US Bancorp	1,112,968

48,219	Wells Fargo & Co.	1,919,598

	Total United States	33,761,438

	TOTAL COMMON STOCKS (COST $55,444,580)	67,212,973

	PREFERRED STOCKS (b) — 1.6%

	Brazil — 1.6%

261,075	Bradespar SA	1,095,596

	TOTAL PREFERRED STOCKS (COST $1,172,269)	1,095,596

	MUTUAL FUNDS — 0.8%

	United States — 0.8%

	Affiliated Issuers — 0.8%

116,406	GMO U.S. Treasury Fund	582,028

	Total United States	582,028

	TOTAL MUTUAL FUNDS (COST $580,863)	582,028

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

136,008	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (c)	136,008

	TOTAL SHORT-TERM INVESTMENTS (COST $136,008)	136,008

	TOTAL INVESTMENTS — 99.9% (Cost $57,333,720)	69,026,605

	Other Assets and Liabilities (net) — 0.1%	61,633

	TOTAL NET ASSETS — 100.0%	$69,088,238

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.5%

	Banks — 3.5%

3,868,351	US Bancorp	115,663,695

3,634,802	Wells Fargo & Co.	144,701,468

	Total Banks	260,365,163

	Capital Goods — 5.5%

480,068	Knorr-Bremse AG	32,936,818

1,698,730	Otis Worldwide Corp.	135,066,022

1,642,151	Safran SA	238,513,686

	Total Capital Goods	406,516,526

	Consumer Discretionary Distribution & Retail — 7.7%

7,678,765	Alibaba Group Holding Ltd *	76,421,923

2,583,889	Amazon.com, Inc. *	311,565,336

2,378,341	TJX Cos., Inc. (The)	182,632,805

	Total Consumer Discretionary Distribution & Retail	570,620,064

	Consumer Durables & Apparel — 1.4%

120,331	LVMH Moet Hennessy Louis Vuitton SE	105,208,738

	Consumer Services — 3.7%

817,054	Amadeus IT Group SA*	58,635,880

7,878,697	Compass Group Plc	215,909,244

	Total Consumer Services	274,545,124

	Financial Services — 2.8%

428,212	American Express Co.	67,897,295

641,249	Visa, Inc. – Class A	141,735,266

	Total Financial Services	209,632,561

	Food, Beverage & Tobacco — 4.8%

2,926,465	Coca-Cola Co. (The)	174,592,902

383,637	Constellation Brands, Inc. – Class A	93,212,282

754,097	Nestle SA (Registered)	89,387,808

	Total Food, Beverage & Tobacco	357,192,992

	Health Care Equipment & Services — 13.2%

906,275	Abbott Laboratories	92,440,050

271,353	Cigna Group (The)	67,135,446

369,173	Elevance Health, Inc.	165,323,053

470,104	Intuitive Surgical, Inc.*	144,716,815

1,285,145	Medtronic Plc	106,358,600

806,880	Quest Diagnostics, Inc.	107,032,632

614,038	UnitedHealth Group, Inc.	299,183,875

	Total Health Care Equipment & Services	982,190,471

	Household & Personal Products — 2.0%

2,977,761	Unilever Plc	148,992,230

Shares	Description	Value ($)

	Media & Entertainment — 7.5%

2,151,547	Alphabet, Inc. – Class A*	264,360,580

1,125,475	Meta Platforms, Inc. – Class A*	297,935,742

	Total Media & Entertainment	562,296,322

	Pharmaceuticals, Biotechnology & Life Sciences — 9.7%

431,871	Eli Lilly & Co.	185,471,320

1,572,089	Johnson & Johnson	243,768,120

1,511,540	Merck & Co., Inc.	166,889,132

403,768	Roche Holding AG – Genusschein	128,603,686

	Total Pharmaceuticals, Biotechnology & Life Sciences	724,732,258

	Semiconductors & Semiconductor Equipment — 11.3%

317,908	KLA Corp.	140,830,065

426,262	Lam Research Corp.	262,875,776

12,930,790	Taiwan Semiconductor Manufacturing Co Ltd	234,019,262

1,175,016	Texas Instruments, Inc.	204,311,782

	Total Semiconductors & Semiconductor Equipment	842,036,885

	Software & Services — 21.4%

748,372	Accenture Plc – Class A	228,941,962

385,174	Adobe, Inc.*	160,921,846

1,727,925	Microsoft Corp.	567,433,291

2,393,632	Oracle Corp.	253,581,374

754,916	salesforce.com, Inc.*	168,633,136

1,667,994	SAP SE	218,716,910

	Total Software & Services	1,598,228,519

	Technology Hardware & Equipment — 4.0%

1,671,147	Apple, Inc.	296,210,806

	TOTAL COMMON STOCKS (COST $4,181,292,650)	7,338,768,659

	MUTUAL FUNDS — 1.7%

	Affiliated Issuers — 1.7%

25,483,811	GMO U.S. Treasury Fund	127,419,053

	TOTAL MUTUAL FUNDS (COST $127,369,235)	127,419,053

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

361,268	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (a)	361,268

	TOTAL SHORT-TERM INVESTMENTS (COST $361,268)	361,268

	TOTAL INVESTMENTS — 100.2% (Cost $4,309,023,153)	7,466,548,980

	Other Assets and Liabilities (net) — (0.2)%	(17,675,123)

	TOTAL NET ASSETS — 100.0%	$7,448,873,857

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2023.

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.6%

	Argentina — 1.8%

839,000	Adecoagro SA	7,332,860

	Australia — 0.5%

1,992,788	Jupiter Mines Ltd	272,204

1,985,560	Perenti Ltd *	1,518,636

578,245	Sunrise Energy Metals Ltd *	413,534

	Total Australia	2,204,374

	Brazil — 5.9%

485,800	Sao Martinho SA	3,463,502

223,960	SLC Agricola SA	1,524,321

821,500	Suzano SA	7,251,054

937,300	Vale SA	11,788,996

	Total Brazil	24,027,873

	Canada — 13.1%

273,200	Anaergia Inc *	158,989

155,200	Canadian Solar Inc *	6,487,360

240,200	Enerflex Ltd	1,342,997

574,900	First Quantum Minerals Ltd	12,044,314

520,000	Greenlane Renewables Inc *	103,425

2,826,600	Ivanhoe Mines Ltd – Class A *	20,697,167

531,300	Largo Inc *	1,992,130

691,300	Li-Cycle Holdings Corp *	3,262,936

88,200	Teck Resources Ltd – Class B (a)	3,445,974

89,300	Teck Resources Ltd – Class B * (a)	3,485,825

	Total Canada	53,021,117

	China — 1.1%

3,340,000	China High Speed Transmission Equipment Group Co Ltd *	1,117,261

1,858,000	China Water Affairs Group Ltd	1,370,831

2,557,200	Xinjiang Goldwind Science & Technology Co Ltd – Class H	1,855,180

	Total China	4,343,272

	Denmark — 1.7%

235,310	Vestas Wind Systems A/S *	6,702,239

	Finland — 0.8%

96,778	Kemira Oyj	1,538,221

40,894	Neste Oyj	1,545,030

	Total Finland	3,083,251

	France — 3.4%

25,995	Eramet SA	2,261,934

165,040	Technip Energies NV	3,275,836

274,877	Veolia Environnement SA	8,115,226

	Total France	13,652,996

Shares	Description	Value ($)

	Israel — 0.8%

616,635	ICL Group Ltd	3,357,581

	Italy — 0.2%

80,090	Tenaris SA	994,207

	Japan — 1.5%

62,300	Ebara Corp	2,779,935

210,600	Mitsubishi Materials Corp	3,503,788

	Total Japan	6,283,723

	Mexico — 3.1%

2,810,000	Grupo Mexico SAB de CV – Series B	12,533,721

	Norway — 1.4%

424,782	Austevoll Seafood ASA	3,375,557

85,805	Subsea 7 SA	869,778

106,675	TGS ASA	1,466,192

	Total Norway	5,711,527

	South Africa — 4.3%

324,007	African Rainbow Minerals Ltd	3,385,682

27,180	Anglo American Platinum Ltd	1,563,569

1,054,397	Impala Platinum Holdings Ltd	8,465,772

2,374,057	Sibanye Stillwater Ltd	4,194,660

	Total South Africa	17,609,683

	Sweden — 0.7%

93,993	Boliden AB	2,871,651

	United Kingdom — 13.4%

938,814	Anglo American Plc	25,862,712

1,420,802	Ferrexpo Plc	1,631,044

5,216,843	Glencore Plc	26,679,723

	Total United Kingdom	54,173,479

	United States — 35.9%

319,200	Aemetis, Inc. *	1,522,584

69,900	AGCO Corp.	7,708,572

115,400	Alcoa Corp.	3,660,488

378,046	Ameresco, Inc. – Class A *	16,286,222

1,421,420	Clean Energy Fuels Corp. *	5,714,108

55,100	Corteva, Inc.	2,947,299

449,400	Darling Ingredients, Inc. *	28,482,972

10,000	Deere & Co.	3,459,800

193,900	Freeport-McMoRan, Inc.	6,658,526

1,359,766	GrafTech International Ltd.	5,833,396

519,700	Green Plains, Inc. *	15,071,300

389,200	Livent Corp. *	8,971,060

229,200	Mosaic Co. (The)	7,325,232

59,600	PotlatchDeltic Corp. (REIT)	2,773,188

38,900	SolarEdge Technologies, Inc. *	11,079,887

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

1,029,146	Sunrun, Inc. *	18,154,136

	Total United States	145,648,770

	TOTAL COMMON STOCKS (COST $431,217,270)	363,552,324

	PREFERRED STOCKS (b) — 8.2%

	Brazil — 6.0%

5,816,165	Bradespar SA	24,407,418

	Chile — 2.2%

135,600	Sociedad Quimica y Minera de Chile SA Sponsored ADR	8,701,452

	TOTAL PREFERRED STOCKS (COST $42,250,734)	33,108,870

	MUTUAL FUNDS — 1.6%

	United States — 1.6%

	Affiliated Issuers — 1.6%

1,333,597	GMO U.S. Treasury Fund	6,667,984

	Total United States	6,667,984

	TOTAL MUTUAL FUNDS (COST $6,663,123)	6,667,984

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

291,877	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (c)	291,877

	TOTAL SHORT-TERM INVESTMENTS (COST $291,877)	291,877

	TOTAL INVESTMENTS — 99.5% (Cost $480,423,004)	403,621,055

	Other Assets and Liabilities (net) — 0.5%	2,031,387

	TOTAL NET ASSETS — 100.0%	$405,652,442

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 87.6%

	Argentina — 1.0%

1,943,775	Adecoagro SA (a)	16,988,594

	Australia — 1.2%

12,276,068	Beach Energy Ltd	11,087,298

735,000	Clean TeQ Water Ltd *	121,612

4,776,947	Jupiter Mines Ltd	652,505

5,153,570	Perenti Ltd *	3,941,657

1,938,657	Sunrise Energy Metals Ltd *	1,386,438

120,540	Woodside Energy Group Ltd	2,667,191

	Total Australia	19,856,701

	Austria — 1.3%

476,584	OMV AG (a)	21,288,308

	Brazil — 3.1%

1,411,600	Enauta Participacoes SA	3,553,137

1,262,678	Sao Martinho SA	9,002,240

591,382	SLC Agricola SA	4,025,077

2,132,100	Suzano SA	18,819,198

1,215,568	Vale SA	15,288,943

	Total Brazil	50,688,595

	Canada — 9.7%

654,900	Anaergia Inc * (a)	381,121

545,800	Birchcliff Energy Ltd (a)	3,079,800

402,760	Canadian Solar Inc * (a)	16,835,368

624,900	Crescent Point Energy Corp	3,943,119

575,852	Enerflex Ltd (a)	3,219,681

237,400	Enerplus Corp (a)	3,280,868

1,492,100	First Quantum Minerals Ltd	31,259,907

1,246,100	Greenlane Renewables Inc * (a)	247,843

7,233,000	Ivanhoe Mines Ltd – Class A * (a)	52,962,077

1,273,509	Largo Inc * (a)	4,775,072

1,740,100	Li-Cycle Holdings Corp * (a)	8,213,272

409,165	Spartan Delta Corp (a)	4,488,005

227,800	Teck Resources Ltd – Class B (b)	8,900,146

230,700	Teck Resources Ltd – Class B * (b)	9,005,372

734,400	Vermilion Energy Inc	7,982,928

354,000	Whitecap Resources Inc (a)	2,422,586

	Total Canada	160,997,165

	China — 1.7%

8,006,000	China High Speed Transmission Equipment Group Co Ltd * (a)	2,678,081

4,454,000	China Water Affairs Group Ltd (a)	3,286,158

2,516,300	Henan Shenhuo Coal & Power Co Ltd – Class A	4,535,493

3,060,544	Inner Mongolia ERDOS Resources Co Ltd – Class A	5,965,898

4,999,845	Western Mining Co Ltd – Class A	7,224,660

6,569,600	Xinjiang Goldwind Science & Technology Co Ltd – Class H	4,766,070

	Total China	28,456,360

Shares	Description	Value ($)

	Denmark — 1.0%

610,752	Vestas Wind Systems A/S *	17,395,801

	Finland — 0.5%

235,342	Kemira Oyj	3,740,603

98,029	Neste Oyj	3,703,666

	Total Finland	7,444,269

	France — 2.1%

67,171	Eramet SA (a)	5,844,830

426,467	Technip Energies NV	8,464,834

706,160	Veolia Environnement SA	20,848,044

	Total France	35,157,708

	Hungary — 1.0%

1,970,591	MOL Hungarian Oil & Gas Plc	16,043,670

	India — 1.5%

2,021,714	Oil India Ltd	6,297,162

5,415,876	Vedanta Ltd	18,191,509

	Total India	24,488,671

	Israel — 1.0%

63,210	Delek Group Ltd	7,199,076

1,578,186	ICL Group Ltd	8,593,233

	Total Israel	15,792,309

	Italy — 1.9%

2,135,332	Eni SPA	28,414,315

201,723	Tenaris SA	2,504,112

	Total Italy	30,918,427

	Japan — 1.0%

164,000	Ebara Corp	7,317,966

546,600	Mitsubishi Materials Corp	9,093,878

	Total Japan	16,411,844

	Mexico — 1.9%

7,200,140	Grupo Mexico SAB de CV – Series B	32,115,498

	Norway — 2.7%

1,069,161	Austevoll Seafood ASA (a)	8,496,156

4,898,521	DNO ASA (a)	4,369,845

1,031,341	Equinor ASA	26,178,581

211,818	Subsea 7 SA	2,147,131

275,650	TGS ASA	3,788,664

	Total Norway	44,980,377

	Pakistan — 0.0%

459,459	Pakistan Oilfields Ltd	690,049

	Portugal — 3.7%

5,880,547	Galp Energia SGPS SA	62,274,376

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Russia — 0.1%

3,574,704	Gazprom Neft PJSC (c)	226,011

14,145,410	Gazprom PJSC (c)	282,422

248,399	LUKOIL PJSC (c)	169,661

232,917	MMC Norilsk Nickel PJSC (c)	416,194

9	MMC Norilsk Nickel PJSC ADR * (c)	2

338,098	PhosAgro PJSC (c)	319,110

6,533	PhosAgro PJSC GDR * (c) (d)	2,063

2	PhosAgro PJSC GDR (Registered) * (c)	1

601,778	Ros Agro Plc GDR (Registered) * (c)	58,237

3,476,399	Tatneft PJSC (c)	188,847

	Total Russia	1,662,548

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd * (a) (c)	—

	South Africa — 2.7%

850,472	African Rainbow Minerals Ltd	8,886,931

66,382	Anglo American Platinum Ltd (a)	3,818,721

2,699,303	Impala Platinum Holdings Ltd	21,672,751

6,098,959	Sibanye Stillwater Ltd	10,776,094

	Total South Africa	45,154,497

	Spain — 1.9%

2,372,190	Repsol SA	32,148,949

	Sweden — 0.4%

240,204	Boliden AB	7,338,652

	Turkey — 0.3%

1,916,313	Koza Anadolu Metal Madencilik Isletmeleri AS *	4,177,858

	Ukraine — 0.1%

501,341	Kernel Holding SA *	1,931,265

	United Kingdom — 13.8%

1,797,474	Anglo American Plc	49,517,318

9,488,162	BP Plc	53,304,699

3,520,763	Ferrexpo Plc	4,041,744

12,787,126	Glencore Plc	65,395,294

1,307,747	Harbour Energy Plc	3,654,697

760,605	Serica Energy Plc	2,047,302

1,867,895	Shell Plc	51,353,972

	Total United Kingdom	229,315,026

	United States — 32.0%

765,224	Aemetis, Inc. * (a)	3,650,118

179,100	AGCO Corp.	19,751,148

151,100	Alcoa Corp.	4,792,892

925,575	Ameresco, Inc. – Class A *	39,873,771

159,100	California Resources Corp.	5,972,614

Shares	Description	Value ($)

	United States — continued

3,689,313	Clean Energy Fuels Corp. *	14,831,038

140,800	Corteva, Inc.	7,531,392

1,152,100	Darling Ingredients, Inc. *	73,020,098

25,400	Deere & Co.	8,787,892

503,282	Freeport-McMoRan, Inc.	17,282,704

3,485,457	GrafTech International Ltd. (a)	14,952,611

1,332,793	Green Plains, Inc. *	38,650,997

516,000	Hess Corp.	65,361,720

14,493,575	Kosmos Energy Ltd. *	86,381,707

999,846	Livent Corp. * (a)	23,046,450

219,900	Marathon Oil Corp.	4,872,984

586,921	Mosaic Co. (The)	18,757,995

154,100	PotlatchDeltic Corp. (REIT)	7,170,273

101,024	SolarEdge Technologies, Inc. *	28,774,666

2,671,117	Sunrun, Inc. * (a)	47,118,504

531,100	W&T Offshore, Inc. *	2,055,357

	Total United States	532,636,931

	TOTAL COMMON STOCKS (COST $1,652,101,617)	1,456,354,448

	PREFERRED STOCKS (e) — 8.7%

	Brazil — 7.3%

15,314,626	Bradespar SA	64,267,516

11,165,981	Petroleo Brasileiro SA	57,488,306

	Total Brazil	121,755,822

	Chile — 1.4%

347,095	Sociedad Quimica y Minera de Chile SA Sponsored ADR	22,273,086

	Russia — 0.0%

20,237,584	Surgutneftegas PJSC (c)	78,320

7,494,797	Tatneft PJSC (c)	408,147

	Total Russia	486,467

	TOTAL PREFERRED STOCKS (COST $204,620,697)	144,515,375

	MUTUAL FUNDS — 2.8%

	United States — 2.8%

	Affiliated Issuers — 2.8%

9,236,358	GMO U.S. Treasury Fund	46,181,789

	Total United States	46,181,789

	TOTAL MUTUAL FUNDS (COST $46,159,507)	46,181,789

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

2,141,619	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (f)	2,141,619

	TOTAL SHORT-TERM INVESTMENTS (COST $2,141,619)	2,141,619

	TOTAL INVESTMENTS — 99.2% (Cost $1,905,023,440)	1,649,193,231

	Other Assets and Liabilities (net) — 0.8%	13,334,928

	TOTAL NET ASSETS — 100.0%	$1,662,528,159

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2023

PhosAgro PJSC GDR	08/26/16	$93,496	0.0%	$2,063

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.7%

	Automobiles & Components — 5.7%

18,427	Fox Factory Holding Corp.*	1,638,529

74,805	Gentex Corp.	1,964,379

	Total Automobiles & Components	3,602,908

	Capital Goods — 23.2%

20,381	A O Smith Corp.	1,303,161

14,839	AAON, Inc.	1,285,206

12,614	Allegion Plc	1,321,190

12,091	Curtiss-Wright Corp.	1,911,104

20,334	Graco, Inc.	1,555,348

5,610	Kadant, Inc.	1,064,329

9,139	RBC Bearings, Inc.*	1,812,172

39,676	Trex Co., Inc.*	2,037,363

24,001	Woodward, Inc.	2,529,945

	Total Capital Goods	14,819,818

	Commercial & Professional Services — 5.8%

14,939	Booz Allen Hamilton Holding Corp.	1,502,564

11,577	FTI Consulting, Inc.*	2,176,592

	Total Commercial & Professional Services	3,679,156

	Consumer Discretionary Distribution & Retail — 2.8%

26,367	Ollie’s Bargain Outlet Holdings, Inc.*	1,453,349

1,116	Winmark Corp.	363,805

	Total Consumer Discretionary Distribution & Retail	1,817,154

	Consumer Durables & Apparel — 7.5%

35,905	Acushnet Holdings Corp.	1,607,108

17,016	Malibu Boats, Inc. – Class A*	892,489

11,196	TopBuild Corp.*	2,257,785

	Total Consumer Durables & Apparel	4,757,382

	Financial Services — 8.0%

12,532	Cohen & Steers, Inc.	681,866

55,226	Essent Group Ltd.	2,439,333

22,514	Houlihan Lokey, Inc.	1,965,697

	Total Financial Services	5,086,896

	Food, Beverage & Tobacco — 6.1%

2,010	Boston Beer Co., Inc. (The) – Class A*	678,375

7,294	J & J Snack Foods Corp.	1,122,911

10,519	Lancaster Colony Corp.	2,067,825

	Total Food, Beverage & Tobacco	3,869,111

	Health Care Equipment & Services — 2.6%

31,168	Globus Medical, Inc. – Class A*	1,687,124

Shares	Description	Value ($)

	Materials — 5.3%

18,270	AptarGroup, Inc.	2,055,192

10,684	Balchem Corp.	1,320,863

	Total Materials	3,376,055

	Media & Entertainment — 3.1%

55,044	New York Times Co. (The) – Class A	1,949,659

	Pharmaceuticals, Biotechnology & Life Sciences — 4.2%

18,227	Bruker Corp.	1,259,486

6,754	Medpace Holdings, Inc.*	1,397,875

	Total Pharmaceuticals, Biotechnology & Life Sciences	2,657,361

	Semiconductors & Semiconductor Equipment — 8.5%

17,031	Axcelis Technologies, Inc.*	2,683,234

23,944	Power Integrations, Inc.	2,068,762

4,366	Universal Display Corp.	643,243

	Total Semiconductors & Semiconductor Equipment	5,395,239

	Software & Services — 2.2%

17,312	Dolby Laboratories, Inc. – Class A	1,428,759

	Technology Hardware & Equipment — 6.0%

35,101	Ciena Corp.*	1,640,621

19,545	Fabrinet*	2,212,885

	Total Technology Hardware & Equipment	3,853,506

	Transportation — 6.7%

11,735	Landstar System, Inc.	2,058,085

7,883	Saia, Inc.*	2,240,033

	Total Transportation	4,298,118

	TOTAL COMMON STOCKS (COST $53,232,431)	62,278,246

	MUTUAL FUNDS — 2.3%

	Affiliated Issuers — 2.3%

296,859	GMO U.S. Treasury Fund	1,484,296

	TOTAL MUTUAL FUNDS (COST $1,481,354)	1,484,296

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

89,348	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (a)	89,348

	TOTAL SHORT-TERM INVESTMENTS (COST $89,348)	89,348

	TOTAL INVESTMENTS — 100.2% (Cost $54,803,133)	63,851,890

	Other Assets and Liabilities (net) — (0.2)%	(112,711)

	TOTAL NET ASSETS — 100.0%	$63,739,179

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2023.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.2%

	Automobiles & Components — 0.3%

11,538	BorgWarner, Inc.	511,480

11,300	Modine Manufacturing Co. *	308,377

900	Standard Motor Products, Inc.	31,788

	Total Automobiles & Components	851,645

	Banks — 2.7%

1,800	1st Source Corp.	74,034

3,400	Amalgamated Financial Corp.	48,348

20,313	Associated Banc-Corp.	300,835

1,846	Atlantic Union Bankshares Corp.	47,184

900	Banner Corp.	38,943

1,900	Capital City Bank Group, Inc.	57,133

2,000	Community Trust Bancorp, Inc.	67,400

1,800	Enterprise Financial Services Corp.	73,116

5,400	Farmers National Banc Corp.	63,612

9,400	First Financial Bancorp	178,224

1,500	First Financial Corp.	48,660

8,900	Hanmi Financial Corp.	128,160

4,100	Independent Bank Corp.	67,035

35,487	JPMorgan Chase & Co.	4,815,941

1,746	Regions Financial Corp.	30,153

4,600	Trustmark Corp.	96,048

22,254	US Bancorp	665,395

	Total Banks	6,800,221

	Capital Goods — 9.3%

2,043	Allison Transmission Holdings, Inc.	96,634

2,000	Apogee Enterprises, Inc.	73,820

99,502	Carrier Global Corp.	4,069,632

1,800	Caterpillar, Inc.	370,350

10,811	Cummins, Inc.	2,209,877

5,000	Dover Corp.	666,650

15	Eaton Corp. Plc	2,639

2,340	Ferguson Plc	339,089

18,799	Johnson Controls International Plc	1,122,300

3,400	Moog, Inc. – Class A	330,514

45,400	MRC Global, Inc. *	394,526

3,355	Mueller Industries, Inc.	249,142

65,250	PACCAR, Inc.	4,487,895

6,000	Timken Co. (The)	429,300

30,248	Trane Technologies Plc	4,937,381

1,279	Westinghouse Air Brake Technologies Corp.	118,474

4,313	WW Grainger, Inc.	2,799,223

2,184	Xylem, Inc.	218,837

	Total Capital Goods	22,916,283

Shares	Description	Value ($)

	Commercial & Professional Services — 1.2%

95,700	ACCO Brands Corp.	463,188

600	Barrett Business Services, Inc.	50,400

6,700	Brady Corp. – Class A	319,456

7,400	CBIZ, Inc. *	373,108

7,900	CSG Systems International, Inc.	379,042

9,600	Deluxe Corp.	146,112

2,700	Heidrick & Struggles International, Inc.	65,475

5,560	ICF International, Inc.	622,664

1,835	Kforce, Inc.	105,678

9,200	Kimball International, Inc. – Class B	113,160

12,800	Resources Connection, Inc.	195,584

3,000	TrueBlue, Inc. *	49,620

	Total Commercial & Professional Services	2,883,487

	Consumer Discretionary Distribution & Retail — 8.1%

4,900	1-800-Flowers.com, Inc. – Class A *	39,788

8,400	Aaron’s Co., Inc. (The)	102,816

43,002	Amazon.com, Inc. *	5,185,181

44,659	American Eagle Outfitters, Inc.	454,182

388	AutoZone, Inc. *	926,094

29,110	Best Buy Co., Inc.	2,115,424

5,166	Caleres, Inc.	89,165

16,000	Container Store Group , Inc. (The) *	39,360

86,500	eBay, Inc.	3,679,710

9,955	Foot Locker, Inc.	252,061

32,500	Gap, Inc. (The)	260,650

7,612	Group 1 Automotive, Inc.	1,701,358

8,700	Haverty Furniture Cos., Inc.	229,593

10,800	ODP Corp. (The) *	432,648

8,100	Shoe Carnival, Inc.	158,517

14,100	Signet Jewelers Ltd.	895,209

13,773	TJX Cos., Inc. (The)	1,057,629

3,931	Tractor Supply Co.	823,898

2,892	Ulta Beauty, Inc. *	1,185,228

12,485	Urban Outfitters, Inc. *	384,788

	Total Consumer Discretionary Distribution & Retail	20,013,299

	Consumer Durables & Apparel — 5.0%

9,213	Acushnet Holdings Corp.	412,374

12	Carter’s, Inc.	746

22,200	Ethan Allen Interiors, Inc.	555,666

37,835	Garmin Ltd.	3,902,680

36,920	La-Z-Boy, Inc.	986,502

1,500	Lululemon Athletica, Inc. *	497,895

1,400	M/I Homes, Inc. *	98,938

8,100	MasterCraft Boat Holdings, Inc. *	214,650

4,974	Meritage Homes Corp.	573,652

5,300	Movado Group, Inc.	134,885

5,700	Oxford Industries, Inc.	569,658

12,513	PVH Corp.	1,076,368

30,646	Taylor Morrison Home Corp. – Class A *	1,300,310

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Consumer Durables & Apparel — continued

58,052	TRI Pointe Homes, Inc. *	1,695,699

16,948	VF Corp.	291,845

	Total Consumer Durables & Apparel	12,311,868

	Consumer Services — 0.5%

6,300	Adtalem Global Education, Inc. *	261,450

1,200	Graham Holdings Co. – Class B	677,700

26,375	Perdoceo Education Corp. *	310,961

	Total Consumer Services	1,250,111

	Consumer Staples Distribution & Retail — 2.1%

111,945	Kroger Co. (The)	5,074,467

	Energy — 6.5%

42,113	Chevron Corp.	6,343,060

234	Dril-Quip, Inc. *	5,230

71,100	Exxon Mobil Corp.	7,264,998

16,186	Marathon Petroleum Corp.	1,698,073

2,498	Phillips 66	228,842

17,829	World Fuel Services Corp.	407,749

	Total Energy	15,947,952

	Financial Services — 6.2%

29,100	American Express Co.	4,614,096

6,085	Ameriprise Financial, Inc.	1,816,190

50,200	Bank of New York Mellon Corp. (The)	2,018,040

4,696	Berkshire Hathaway, Inc. – Class B *	1,507,792

5,629	Discover Financial Services	578,323

6,533	Donnelley Financial Solutions, Inc. *	289,738

25,043	Enova International, Inc. *	1,165,000

5,346	Intercontinental Exchange, Inc.	566,409

53,000	Janus Henderson Group Plc	1,392,840

31,200	MGIC Investment Corp.	471,744

30	Nelnet, Inc. – Class A	2,775

2,200	Oppenheimer Holdings, Inc. – Class A	86,262

3,247	PROG Holdings, Inc. *	105,950

30,600	Radian Group, Inc.	781,524

	Total Financial Services	15,396,683

	Food, Beverage & Tobacco — 3.8%

39,800	General Mills, Inc.	3,349,568

2,994	Hershey Co. (The)	777,542

10,331	Kellogg Co.	689,801

7,637	Mondelez International, Inc. – Class A	560,632

11,618	PepsiCo, Inc.	2,118,542

10,716	Philip Morris International, Inc.	964,547

18,423	Universal Corp.	949,706

	Total Food, Beverage & Tobacco	9,410,338

Shares	Description	Value ($)

	Health Care Equipment & Services — 3.7%

1,841	AmerisourceBergen Corp.	313,246

4,823	Cigna Group (The)	1,193,258

5,100	Elevance Health, Inc.	2,283,882

3,823	Humana, Inc.	1,918,649

6,863	Medtronic Plc	567,982

3,900	UnitedHealth Group, Inc.	1,900,236

7,600	Zimmer Biomet Holdings, Inc.	967,784

	Total Health Care Equipment & Services	9,145,037

	Household & Personal Products — 1.0%

2,349	Colgate-Palmolive Co.	174,719

68,173	Coty, Inc. – Class A *	738,995

8,502	Estee Lauder Cos., Inc. (The) – Class A	1,564,623

414	Inter Parfums, Inc.	51,998

	Total Household & Personal Products	2,530,335

	Insurance — 0.9%

11,215	CNO Financial Group, Inc.	243,477

12,126	Progressive Corp. (The)	1,551,037

7,963	Stewart Information Services Corp.	357,061

	Total Insurance	2,151,575

	Materials — 4.8%

2,399	AdvanSix, Inc.	78,927

92	Air Products & Chemicals, Inc.	24,761

7,200	Commercial Metals Co.	307,800

31,893	Corteva, Inc.	1,705,956

26,574	Ecolab, Inc.	4,386,039

1,400	FMC Corp.	145,712

1,786	Ingevity Corp. *	84,281

2,973	NewMarket Corp.	1,158,935

33,813	Newmont Corp.	1,371,117

25,307	O-I Glass, Inc. *	524,361

2,716	Reliance Steel & Aluminum Co.	637,391

8,100	Ryerson Holding Corp.	275,319

2,200	Schnitzer Steel Industries, Inc. – Class A	60,522

8,623	Stepan Co.	792,885

1,700	Sylvamo Corp.	67,014

6,400	Warrior Met Coal, Inc.	209,792

	Total Materials	11,830,812

	Media & Entertainment — 7.1%

31,012	Alphabet, Inc. – Class C *	3,825,950

32,693	Alphabet, Inc. – Class A *	4,016,989

9,500	AMC Networks, Inc. – Class A *	107,445

76,711	Comcast Corp. – Class A	3,018,578

22,842	Electronic Arts, Inc.	2,923,776

8,400	Fox Corp. – Class B	245,364

12,359	Meta Platforms, Inc. – Class A *	3,271,675

2,400	Scholastic Corp.	101,952

	Total Media & Entertainment	17,511,729

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — 6.7%

2,858	Agilent Technologies, Inc.	330,585

6,858	Biogen, Inc. *	2,032,780

57,404	Bristol-Myers Squibb Co.	3,699,114

1,591	Gilead Sciences, Inc.	122,412

14,900	Johnson & Johnson	2,310,394

63,996	Merck & Co., Inc.	7,065,798

24,318	Pfizer, Inc.	924,570

	Total Pharmaceuticals, Biotechnology & Life Sciences	16,485,653

`	Semiconductors & Semiconductor Equipment — 8.1%

8,000	Analog Devices, Inc.	1,421,520

3,049	Cirrus Logic, Inc. *	236,846

174,943	Intel Corp.	5,500,208

11,727	Kulicke & Soffa Industries, Inc.	620,124

23,300	Microchip Technology, Inc.	1,753,558

3,622	NVIDIA Corp.	1,370,348

13,113	NXP Semiconductors NV	2,348,538

45,400	QUALCOMM, Inc.	5,148,814

14,300	Skyworks Solutions, Inc.	1,480,193

	Total Semiconductors & Semiconductor

	Equipment	19,880,149

	Software & Services — 7.4%

15,322	Cadence Design Systems, Inc. *	3,538,003

29,819	Microsoft Corp.	9,792,261

300	Roper Technologies, Inc.	136,266

10,474	Synopsys, Inc. *	4,765,251

	Total Software & Services	18,231,781

	Technology Hardware & Equipment — 12.6%

68,453	Apple, Inc.	12,133,294

19,081	Arista Networks, Inc. *	3,173,934

6,090	Avnet, Inc.	266,986

4,700	Bel Fuse, Inc. – Class B	231,193

10,704	Belden, Inc.	936,493

29,700	Dell Technologies, Inc. – Class C	1,330,857

221,535	Hewlett Packard Enterprise Co.	3,194,535

120,525	HP, Inc.	3,502,456

20,982	Juniper Networks, Inc.	637,223

13,420	Keysight Technologies, Inc. *	2,171,356

5,800	Motorola Solutions, Inc.	1,635,136

8,200	Sanmina Corp. *	434,928

4,000	TE Connectivity Ltd.	489,920

15,300	Vontier Corp.	453,492

26,895	Xerox Holdings Corp.	378,413

	Total Technology Hardware & Equipment	30,970,216

Shares / Par Value†	Description	Value ($)

	Transportation — 0.2%

5,033	Hub Group, Inc. – Class A *	370,228

5,434	Schneider National, Inc. – Class B	140,849

	Total Transportation	511,077

	TOTAL COMMON STOCKS (COST $237,007,251)	242,104,718

	DEBT OBLIGATIONS — 0.1%

	U.S. Government — 0.1%

350,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.57, due 01/31/25 (a)	350,647

	TOTAL DEBT OBLIGATIONS (COST $350,046)	350,647

	MUTUAL FUNDS — 1.3%

	Affiliated Issuers — 1.3%

632,873	GMO U.S. Treasury Fund	3,164,361

	TOTAL MUTUAL FUNDS (COST $3,158,032)	3,164,361

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

705,751	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (b)	705,751

	TOTAL SHORT-TERM INVESTMENTS (COST $705,751)	705,751

	TOTAL INVESTMENTS — 99.9% (Cost $241,221,080)	246,325,477

	Other Assets and Liabilities (net) — 0.1%	273,903

	TOTAL NET ASSETS — 100.0%	$246,599,380

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
16	S&P 500 E-Mini	June 2023	$3,352,400	$154,371

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2023.

Portfolio Abbreviations:

USBM - U.S. Treasury 3 Month Bill Money Market Yield

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Automobiles & Components — 3.0%

43,432	BorgWarner, Inc.	1,925,341

287,716	Ford Motor Co.	3,452,592

85,452	General Motors Co.	2,769,499

5,500	Harley-Davidson, Inc.	171,105

9,674	Lear Corp.	1,186,613

1,400	Winnebago Industries, Inc.	77,896

	Total Automobiles & Components	9,583,046

	Banks — 10.5%

328,285	Bank of America Corp.	9,123,040

109,458	Citigroup, Inc.	4,851,179

89,272	Huntington Bancshares, Inc.	920,394

105,690	JPMorgan Chase & Co.	14,343,190

6,700	M&T Bank Corp.	798,372

11,228	PNC Financial Services Group, Inc.	1,300,539

92,126	Regions Financial Corp.	1,591,016

32,886	US Bancorp	983,291

	Total Banks	33,911,021

	Capital Goods — 4.5%

44,134	3M Co.	4,118,143

8,100	AGCO Corp.	893,268

266	Allison Transmission Holdings, Inc.	12,582

5,257	Atkore, Inc. *	613,860

4,105	Caterpillar, Inc.	844,604

12,452	Cummins, Inc.	2,545,313

4,928	Encore Wire Corp.	806,566

18,200	Ferguson Plc	2,637,362

14,503	Owens Corning	1,542,104

6,800	PACCAR, Inc.	467,704

	Total Capital Goods	14,481,506

	Commercial & Professional Services — 0.6%

2,156	HNI Corp.	54,978

23,703	ManpowerGroup, Inc.	1,663,240

5,866	Robert Half International, Inc.	381,407

	Total Commercial & Professional Services	2,099,625

	Consumer Discretionary Distribution & Retail — 2.7%

1,954	AutoNation, Inc. *	255,818

31,888	Best Buy Co., Inc.	2,317,301

68,970	eBay, Inc.	2,933,984

28,196	Foot Locker, Inc.	713,923

21,180	Gap, Inc. (The)	169,863

2,884	Group 1 Automotive, Inc.	644,603

32,551	Kohl’s Corp.	596,334

65,642	Macy’s, Inc.	892,075

4,994	Nordstrom, Inc.	76,408

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued

19	Williams-Sonoma, Inc.	2,157

	Total Consumer Discretionary Distribution & Retail	8,602,466

	Consumer Durables & Apparel — 3.3%

9,701	Brunswick Corp.	732,426

5,966	Carter’s, Inc.	370,906

9,538	DR Horton, Inc.	1,019,040

912	Garmin Ltd.	94,073

23,027	Hasbro, Inc.	1,366,652

8,526	La-Z-Boy, Inc.	227,815

10,202	Lennar Corp. – Class A	1,092,838

4,482	PulteGroup, Inc.	296,171

28,928	PVH Corp.	2,488,387

1,284	Ralph Lauren Corp.	136,502

5,816	Tapestry, Inc.	232,756

21,946	Taylor Morrison Home Corp. – Class A *	931,169

4,410	TRI Pointe Homes, Inc. *	128,816

61,565	VF Corp.	1,060,149

4,998	Whirlpool Corp.	646,191

	Total Consumer Durables & Apparel	10,823,891

	Consumer Services — 0.6%

6,974	Adtalem Global Education, Inc. *	289,421

490	Graham Holdings Co. – Class B	276,728

49,957	H&R Block, Inc.	1,491,216

	Total Consumer Services	2,057,365

	Consumer Staples Distribution & Retail — 1.4%

47,739	Kroger Co. (The)	2,164,009

78,203	Walgreens Boots Alliance, Inc.	2,375,025

	Total Consumer Staples Distribution & Retail	4,539,034

	Energy — 8.3%

36,997	Chevron Corp.	5,572,488

56,242	ConocoPhillips	5,584,831

27,992	Devon Energy Corp.	1,290,431

30,304	EOG Resources, Inc.	3,251,316

94,647	Exxon Mobil Corp.	9,671,030

6,300	Marathon Petroleum Corp.	660,933

4,100	Pioneer Natural Resources Co.	817,704

	Total Energy	26,848,733

	Financial Services — 8.5%

1,900	Affiliated Managers Group, Inc.	264,271

34,979	Ally Financial, Inc.	932,890

8,873	American Express Co.	1,406,903

72,692	Bank of New York Mellon Corp. (The)	2,922,218

19,600	Capital One Financial Corp.	2,042,516

26,936	Discover Financial Services	2,767,405

2,900	Franklin Resources, Inc.	69,629

18,994	Goldman Sachs Group, Inc. (The)	6,152,157

54,444	Invesco Ltd.	782,905

75,724	Janus Henderson Group Plc	1,990,027

1,421	Jefferies Financial Group, Inc.	42,729

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued

14,229	Northern Trust Corp.	1,023,350

76,938	Radian Group, Inc.	1,964,996

7,181	Starwood Property Trust, Inc. (REIT)	126,026

36,542	State Street Corp.	2,485,587

75,428	Synchrony Financial	2,335,251

11,338	Western Union Co. (The)	129,140

	Total Financial Services	27,438,000

	Food, Beverage & Tobacco — 1.7%

12,664	Archer-Daniels-Midland Co.	894,712

56,700	Kraft Heinz Co. (The)	2,167,074

41,268	Tyson Foods, Inc. – Class A	2,089,811

4,474	Universal Corp.	230,635

	Total Food, Beverage & Tobacco	5,382,232

	Health Care Equipment & Services — 5.9%

29,390	Centene Corp. *	1,834,230

18,274	Cigna Group (The)	4,521,170

72,688	CVS Health Corp.	4,944,965

11,335	Elevance Health, Inc.	5,076,040

22,770	Henry Schein, Inc. *	1,682,703

11,274	Medtronic Plc	933,036

	Total Health Care Equipment & Services	18,992,144

	Household & Personal Products — 0.0%

784	USANA Health Sciences, Inc. *	47,565

	Insurance — 3.6%

24,936	Aflac, Inc.	1,601,141

35,783	Fidelity National Financial, Inc.	1,221,632

27,776	Hartford Financial Services Group, Inc. (The)	1,903,211

54,916	MetLife, Inc.	2,721,088

22,372	Principal Financial Group, Inc.	1,464,471

19,916	Prudential Financial, Inc.	1,567,190

1,735	Reinsurance Group of America, Inc.	242,900

8,592	Stewart Information Services Corp.	385,265

11,129	Unum Group	483,555

	Total Insurance	11,590,453

	Materials — 1.3%

15,196	Huntsman Corp.	360,905

4,840	Nucor Corp.	639,170

8,170	Reliance Steel & Aluminum Co.	1,917,336

13,390	Steel Dynamics, Inc.	1,230,541

	Total Materials	4,147,952

	Media & Entertainment — 10.8%

57,909	Alphabet, Inc. – Class C *	7,144,233

42,389	Alphabet, Inc. – Class A *	5,208,337

158,139	Comcast Corp. – Class A	6,222,770

22,157	Fox Corp. – Class A	691,298

11,102	Fox Corp. – Class B	324,289

53,805	Meta Platforms, Inc. – Class A *	14,243,260

Shares	Description	Value ($)

	Media & Entertainment — continued

69,363	Paramount Global – Class B	1,055,011

	Total Media & Entertainment	34,889,198

	Pharmaceuticals, Biotechnology & Life Sciences — 12.0%

11,902	Biogen, Inc. *	3,527,872

101,957	Bristol-Myers Squibb Co.	6,570,109

63,961	Gilead Sciences, Inc.	4,921,159

33,573	Johnson & Johnson	5,205,829

67,144	Merck & Co., Inc.	7,413,369

213,931	Pfizer, Inc.	8,133,657

1,183	Regeneron Pharmaceuticals, Inc. *	870,168

220,394	Viatris, Inc.	2,016,605

	Total Pharmaceuticals, Biotechnology & Life Sciences	38,658,768

	Real Estate Management & Development — 0.8%

29,438	CBRE Group, Inc. – Class A *	2,205,495

2,628	Jones Lang LaSalle, Inc. *	368,813

2,548	Marcus & Millichap, Inc.	74,784

	Total Real Estate Management & Development	2,649,092

	Semiconductors & Semiconductor Equipment — 6.3%

13,803	Applied Materials, Inc.	1,839,940

258,815	Intel Corp.	8,137,144

13,790	Kulicke & Soffa Industries, Inc.	729,215

44,176	Micron Technology, Inc.	3,012,803

58,215	QUALCOMM, Inc.	6,602,163

2,100	Skyworks Solutions, Inc.	217,371

	Total Semiconductors & Semiconductor Equipment	20,538,636

	Software & Services — 2.9%

37,918	Cognizant Technology Solutions Corp. – Class A	2,369,496

36,133	DXC Technology Co. *	904,409

47,894	International Business Machines Corp.	6,158,689

	Total Software & Services	9,432,594

	Technology Hardware & Equipment — 5.4%

13,279	Arrow Electronics, Inc. *	1,681,653

21,444	Avnet, Inc.	940,105

143,043	Cisco Systems, Inc.	7,104,946

61,608	Flex Ltd. *	1,564,227

161,766	Hewlett Packard Enterprise Co.	2,332,666

123,554	HP, Inc.	3,590,479

10,290	Xerox Holdings Corp.	144,780

	Total Technology Hardware & Equipment	17,358,856

	Telecommunication Services — 3.7%

260,850	AT&T, Inc.	4,103,170

220,860	Verizon Communications, Inc.	7,869,242

	Total Telecommunication Services	11,972,412

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Transportation — 0.1%

1,868	Matson, Inc.	127,641

10,406	Schneider National, Inc. – Class B	269,724

	Total Transportation	397,365

	TOTAL COMMON STOCKS (COST $331,416,188)	316,441,954

	MUTUAL FUNDS — 1.7%

	Affiliated Issuers — 1.7%

1,120,518	GMO U.S. Treasury Fund	5,602,591

	TOTAL MUTUAL FUNDS (COST $5,602,591)	5,602,591

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

545,247	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (a)	545,247

	TOTAL SHORT-TERM INVESTMENTS (COST $545,247)	545,247

	TOTAL INVESTMENTS — 99.7% (Cost $337,564,026)	322,589,792

	Other Assets and Liabilities (net) — 0.3%	831,341

	TOTAL NET ASSETS — 100.0%	$323,421,133

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2023.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.5%

	Automobiles & Components — 0.5%

5,400	Modine Manufacturing Co. *	147,366

	Banks — 4.7%

2,706	1st Source Corp.	111,298

7,025	Amalgamated Financial Corp.	99,896

1,327	Arrow Financial Corp.	24,204

17,199	Associated Banc-Corp.	254,717

300	Atlantic Union Bankshares Corp.	7,668

500	BOK Financial Corp.	40,660

600	Capital City Bank Group, Inc.	18,042

900	Central Valley Community Bancorp	12,987

470	Civista Bancshares, Inc.	7,041

453	Comerica, Inc.	16,353

2,696	Community Trust Bancorp, Inc.	90,855

300	Enterprise Financial Services Corp.	12,186

1,004	Financial Institutions, Inc.	15,773

1,605	First Community Bankshares, Inc.	42,789

1,698	First Financial Bancorp	32,194

2,400	First Financial Corp.	77,856

400	Great Southern Bancorp, Inc.	19,452

8,589	Hanmi Financial Corp.	123,682

4,391	Independent Bank Corp.	71,793

3,400	Midland States Bancorp, Inc.	65,756

1,200	MidWestOne Financial Group, Inc.	22,656

613	Republic Bancorp, Inc. – Class A	25,832

3,496	Towne Bank	81,247

	Total Banks	1,274,937

	Capital Goods — 10.9%

7,809	Allison Transmission Holdings, Inc.	369,366

472	American Woodmark Corp. *	28,084

5,100	Apogee Enterprises, Inc.	188,241

8,884	Griffon Corp.	280,024

2,070	Hyster-Yale Materials Handling, Inc.	96,793

1,558	JELD-WEN Holding, Inc. *	20,394

1,468	Miller Industries, Inc.	48,238

5,365	Moog, Inc. – Class A	521,532

33,300	MRC Global, Inc. *	289,377

3,889	Mueller Industries, Inc.	288,797

12,000	NOW, Inc. *	106,680

726	nVent Electric Plc	31,494

1,152	Park-Ohio Holdings Corp.	18,167

539	Preformed Line Products Co.	82,850

500	Quanex Building Products Corp.	10,505

711	Resideo Technologies, Inc. *	11,397

200	Rush Enterprises, Inc. – Class B	11,638

600	Tennant Co.	43,860

4,108	Terex Corp.	190,488

3,481	Timken Co. (The)	249,066

1,771	V2X, Inc. *	73,054

Shares	Description	Value ($)

	Capital Goods — continued

1,003	Wabash National Corp.	23,520

	Total Capital Goods	2,983,565

	Commercial & Professional Services — 5.4%

33,149	ACCO Brands Corp.	160,441

800	Barrett Business Services, Inc.	67,200

2,794	Brady Corp. – Class A	133,218

2,700	CBIZ, Inc. *	136,134

985	CSG Systems International, Inc.	47,260

12,679	Deluxe Corp.	192,974

4,971	Heidrick & Struggles International, Inc.	120,547

1,594	ICF International, Inc.	178,512

7,365	Kelly Services, Inc. – Class A	128,740

7,273	Kimball International, Inc. – Class B	89,458

10,690	Resources Connection, Inc.	163,343

7,793	Steelcase, Inc. – Class A	50,577

	Total Commercial & Professional Services	1,468,404

	Consumer Discretionary Distribution & Retail — 9.7%

12,500	Aaron’s Co., Inc. (The)	153,000

15,004	American Eagle Outfitters, Inc.	152,591

2,034	Caleres, Inc.	35,107

3,820	Cato Corp. (The) – Class A	30,789

30,804	Chico’s FAS, Inc. *	139,850

1,500	Children’s Place, Inc. (The) *	22,545

500	Citi Trends, Inc. *	7,310

18,055	Container Store Group , Inc. (The) *	44,415

11,743	Designer Brands, Inc. – Class A	73,629

6,487	Genesco, Inc. *	116,960

3,394	Group 1 Automotive, Inc.	758,593

6,194	Haverty Furniture Cos., Inc.	163,460

7,243	Lands’ End, Inc. *	45,414

2,385	ODP Corp. (The) *	95,543

3,214	Sally Beauty Holdings, Inc. *	36,190

9,848	Shoe Carnival, Inc.	192,725

5,684	Signet Jewelers Ltd.	360,877

400	Sleep Number Corp. *	7,256

6,793	Urban Outfitters, Inc. *	209,360

494	Weyco Group, Inc.	13,407

	Total Consumer Discretionary Distribution & Retail	2,659,021

	Consumer Durables & Apparel — 10.3%

2,695	Acushnet Holdings Corp.	120,628

2,100	Bassett Furniture Industries, Inc.	28,371

12,677	Ethan Allen Interiors, Inc.	317,305

10,500	G-III Apparel Group Ltd. *	168,840

9,980	Hanesbrands, Inc.	41,018

2,546	Hooker Furniture Corp.	37,808

1,622	Johnson Outdoors, Inc. – Class A	92,065

14,891	La-Z-Boy, Inc.	397,888

488	Malibu Boats, Inc. – Class A *	25,596

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Consumer Durables & Apparel — continued

3,200	MasterCraft Boat Holdings, Inc. *	84,800

7,335	Movado Group, Inc.	186,676

3,000	Oxford Industries, Inc.	299,820

1,822	PVH Corp.	156,728

9,800	Taylor Morrison Home Corp. – Class A *	415,814

11,892	TRI Pointe Homes, Inc. *	347,365

3,569	Universal Electronics, Inc. *	28,802

11,651	Vera Bradley, Inc. *	55,342

1,300	VOXX International Corp. – Class A *	12,584

	Total Consumer Durables & Apparel	2,817,450

	Consumer Services — 0.8%

19,500	Perdoceo Education Corp. *	229,905

	Consumer Staples Distribution & Retail — 0.4%

3,309	SpartanNash Co.	75,776

1,365	Village Super Market, Inc. – Class A	28,331

	Total Consumer Staples Distribution & Retail	104,107

	Energy — 2.7%

1,100	Dril-Quip, Inc. *	24,585

3,960	Evolution Petroleum Corp.	31,047

216	Gulfport Energy Corp. *	20,956

26,100	Oil States International, Inc. *	165,996

22,197	World Fuel Services Corp.	507,645

	Total Energy	750,229

	Equity Real Estate Investment Trusts (REITs) — 7.2%

51,842	Anywhere Real Estate, Inc. *	314,681

22,700	Apple Hospitality REIT, Inc.	329,831

3,203	Armada Hoffler Properties, Inc. (REIT)	35,361

3,414	Chatham Lodging Trust (REIT)	32,057

103,000	Diversified Healthcare Trust (REIT)	140,080

7,600	Hersha Hospitality Trust (REIT) – Class A	44,004

26,995	Industrial Logistics Properties Trust (REIT)	48,861

900	JBG SMITH Properties (REIT)	12,744

600	Lamar Advertising Co. (REIT) – Class A	53,928

5,400	Park Hotels & Resorts, Inc. (REIT)	69,876

27,400	Piedmont Office Realty Trust, Inc. – Class A (REIT)	170,702

7,237	PotlatchDeltic Corp. (REIT)	336,738

6,516	RPT Realty (REIT)	60,729

23,300	Service Properties Trust (REIT)	191,293

5,300	Sunstone Hotel Investors, Inc. (REIT)	52,311

1,200	Urban Edge Properties (REIT)	15,996

800	Urstadt Biddle Properties, Inc. – Class A (REIT)	15,480

4,000	Whitestone REIT	35,120

	Total Equity Real Estate Investment Trusts (REITs)	1,959,792

	Financial Services — 7.7%

6,600	A-Mark Precious Metals, Inc.	223,542

8,971	Curo Group Holdings Corp.	9,689

Shares	Description	Value ($)

	Financial Services — continued

308	Diamond Hill Investment Group, Inc.	48,901

10,604	Donnelley Financial Solutions, Inc. *	470,287

9,509	Enova International, Inc. *	442,359

991	Federated Hermes, Inc.	34,120

3,373	Janus Henderson Group Plc	88,642

4,836	LendingTree, Inc. *	88,450

3,400	Oppenheimer Holdings, Inc. – Class A	133,314

506	PROG Holdings, Inc. *	16,511

17,800	Radian Group, Inc.	454,612

1,900	Regional Management Corp.	49,685

2,367	Waterstone Financial, Inc.	32,002

914	Westwood Holdings Group, Inc.	11,471

	Total Financial Services	2,103,585

	Food, Beverage & Tobacco — 1.6%

2,444	Seneca Foods Corp. – Class A *	113,011

6,459	Universal Corp.	332,961

	Total Food, Beverage & Tobacco	445,972

	Health Care Equipment & Services — 3.1%

1,593	Avanos Medical, Inc. *	39,029

703	Eargo, Inc. *	3,346

4,900	HealthStream, Inc.	112,798

20,700	Patterson Cos., Inc.	542,133

1,700	Pediatrix Medical Group, Inc. *	22,610

1,100	Select Medical Holdings Corp.	30,107

800	Tactile Systems Technology, Inc. *	16,816

8,700	Zimvie, Inc. *	86,826

	Total Health Care Equipment & Services	853,665

	Household & Personal Products — 1.4%

34,900	Coty, Inc. – Class A *	378,316

	Insurance — 3.1%

18,300	CNO Financial Group, Inc.	397,293

2,080	GoHealth, Inc. – Class A *	39,645

4,600	Selectquote, Inc. *	7,360

8,390	Stewart Information Services Corp.	376,207

1,400	Universal Insurance Holdings, Inc.	20,090

	Total Insurance	840,595

	Materials — 8.8%

4,105	AdvanSix, Inc.	135,055

908	American Vanguard Corp.	15,490

588	Carpenter Technology Corp.	26,819

3,519	Koppers Holdings, Inc.	101,910

8,913	Mativ Holdings, Inc.	134,230

1,200	NewMarket Corp.	467,784

15,024	O-I Glass, Inc. *	311,297

6,040	Pactiv Evergreen, Inc.	42,401

9,300	Ryerson Holding Corp.	316,107

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Materials — continued

300	Schnitzer Steel Industries, Inc. – Class A	8,253

3,096	Stepan Co.	284,677

3,080	Sylvamo Corp.	121,414

13,153	Warrior Met Coal, Inc.	431,155

	Total Materials	2,396,592

	Media & Entertainment — 3.8%

15,552	AMC Networks, Inc. – Class A *	175,893

948	Cars.com, Inc. *	16,732

2,000	EverQuote, Inc. – Class A *	18,220

700	Lee Enterprises, Inc. *	9,520

7,900	Scholastic Corp.	335,592

2,159	Shutterstock, Inc.	107,454

8,454	Vimeo, Inc. *	31,026

10,400	Yelp, Inc. – Class A *	348,400

	Total Media & Entertainment	1,042,837

	Pharmaceuticals, Biotechnology & Life Sciences — 1.8%

8,523	Prestige Consumer Healthcare, Inc. *	487,771

	Real Estate Management & Development — 1.0%

6,600	Douglas Elliman, Inc.	19,206

2,607	Forestar Group, Inc. *	53,000

5,137	Marcus & Millichap, Inc.	150,771

1,929	RMR Group, Inc. (The) – Class A	41,532

	Total Real Estate Management & Development	264,509

	Semiconductors & Semiconductor Equipment — 3.5%

16,900	Amkor Technology, Inc.	418,782

356	Cirrus Logic, Inc. *	27,654

9,900	Kulicke & Soffa Industries, Inc.	523,512

	Total Semiconductors & Semiconductor Equipment	969,948

	Technology Hardware & Equipment — 8.7%

12,313	Avnet, Inc.	539,802

2,900	Bel Fuse, Inc. – Class B	142,651

3,461	Belden, Inc.	302,803

8,619	Benchmark Electronics, Inc.	203,495

428	CTS Corp.	19,547

8,800	Daktronics, Inc. *	55,352

100	IPG Photonics Corp. *	11,047

2,978	Kimball Electronics, Inc. *	73,854

9,745	Sanmina Corp. *	516,875

2,953	ScanSource, Inc. *	84,928

2,791	Vishay Intertechnology, Inc.	71,952

100	Vishay Precision Group Inc. *	3,492

700	Vontier Corp.	20,748

23,922	Xerox Holdings Corp.	336,582

	Total Technology Hardware & Equipment	2,383,128

Shares	Description	Value ($)

	Telecommunication Services — 0.2%

5,621	Spok Holdings, Inc.	66,328

	Transportation — 1.2%

2,809	Hub Group, Inc. – Class A *	206,630

4,334	Schneider National, Inc. – Class B	112,337

	Total Transportation	318,967

	TOTAL COMMON STOCKS (COST $29,700,949)	26,946,989

	MUTUAL FUNDS — 1.2%

	Affiliated Issuers — 1.2%

66,166	GMO U.S. Treasury Fund	330,828

	TOTAL MUTUAL FUNDS (COST $330,766)	330,828

	RIGHTS/WARRANTS — 0.2%

	Pharmaceuticals, Biotechnology & Life Sciences — 0.2%

72,700	Achillion Pharmaceuticals, Inc. CVR * (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

62,392	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (b)	62,392

	TOTAL SHORT-TERM INVESTMENTS (COST $62,392)	62,392

	TOTAL INVESTMENTS — 100.1% (Cost $30,127,549)	27,376,559

	Other Assets and Liabilities (net) — (0.1)%	(19,491)

	TOTAL NET ASSETS — 100.0%	$27,357,068

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
2	E-mini Russell 2000 Index	June 2023	$175,180	$(2,489)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2023.

Portfolio Abbreviations:

CVR - Contingent Value Right

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, Emerging Markets Select Equity Fund, International Equity Fund, International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund), Japan Value Creation Fund, Quality Cyclicals Fund, Quality Fund, Resource Transition Fund, Resources Fund, Small Cap Quality Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2023, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$8,669,337	$—	$—	$8,669,337
Australia	—	1,053,482	—	1,053,482
Belgium	—	5,589,222	—	5,589,222
Brazil	—	36,872,256	—	36,872,256
Canada	86,858,471	—	—	86,858,471
China	3,558,482	17,773,929	—	21,332,411
Denmark	—	28,277,463	—	28,277,463
Finland	—	8,067,170	—	8,067,170
France	—	73,021,718	—	73,021,718

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Germany	$—	$35,229,385	$—	$35,229,385
Israel	—	4,130,936	—	4,130,936
Italy	—	8,362,644	—	8,362,644
Japan	—	49,357,104	—	49,357,104
Mexico	23,697,371	—	—	23,697,371
Netherlands	—	3,504,542	—	3,504,542
Norway	—	6,184,032	—	6,184,032
Russia	—	—	260,263	260,263
South Korea	—	51,004,323	—	51,004,323
Spain	—	20,275,115	—	20,275,115
Sweden	—	2,966,007	—	2,966,007
Thailand	—	757,412	—	757,412
Ukraine	—	847,461	—	847,461
United Kingdom	—	4,773,764	—	4,773,764
United States	401,905,593	—	—	401,905,593

TOTAL COMMON STOCKS	524,689,254	358,047,965	260,263	882,997,482

Preferred Stocks
Chile	12,664,463	—	—	12,664,463

TOTAL PREFERRED STOCKS	12,664,463	—	—	12,664,463

Mutual Funds
United States	38,054,730	—	—	38,054,730

TOTAL MUTUAL FUNDS	38,054,730	—	—	38,054,730

Short-Term Investments	726,281	—	—	726,281

Total Investments	576,134,728	358,047,965	260,263	934,442,956

Total	$576,134,728	$358,047,965	$260,263	$934,442,956

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$2,613,824	$3,856,536	$—	$6,470,360
Chile	205,620	1,349,724	—	1,555,344
Czech Republic	—	536,082	—	536,082
Egypt	—	1,602,665	—	1,602,665
Greece	—	63,008	—	63,008
Hungary	—	4,768,188	—	4,768,188
India	4,153,606	20,071,510	3,194	24,228,310
Indonesia	—	6,400,339	—	6,400,339
Malaysia	—	256,236	—	256,236
Mexico	19,585,994	—	0§	19,585,994
Philippines	—	94,782	—	94,782
Poland	—	5,439,133	—	5,439,133
Qatar	—	3,244	—	3,244
Russia	—	638,056	438,845	1,076,901
South Africa	1,397,794	18,310,381	—	19,708,175
South Korea	984,260	51,219,656	—	52,203,916
Taiwan	9,889,317	66,026,568	—	75,915,885
Thailand	—	3,331,225	—	3,331,225
Turkey	—	2,024,137	—	2,024,137
United Arab Emirates	—	264,674	—	264,674
Vietnam	—	6,342,364	—	6,342,364

TOTAL COMMON STOCKS	38,830,415	192,598,508	442,039	231,870,962

Preferred Stocks
Brazil	1,437,190	16,434,975	—	17,872,165

Description	Level 1	Level 2	Level 3	Total
Emerging Markets ex-China Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks (continued)
Chile	$—	$37,852	$—	$37,852
Russia	—	—	20,419	20,419
Taiwan	—	51,967	—	51,967

TOTAL PREFERRED STOCKS	1,437,190	16,524,794	20,419	17,982,403

Mutual Funds
United States	2,867,088	—	—	2,867,088

TOTAL MUTUAL FUNDS	2,867,088	—	—	2,867,088

Short-Term Investments	459,378	—	—	459,378

Total Investments	43,594,071	209,123,302	462,458	253,179,831

Total	$43,594,071	$209,123,302	$462,458	$253,179,831

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$2,184,041	$9,123,925	$—	$11,307,966
Chile	—	1,135,834	—	1,135,834
China	17,411,048	165,002,759	1	182,413,808
Czech Republic	—	1,953,215	—	1,953,215
Egypt	—	1,951,123	—	1,951,123
Greece	—	442,671	—	442,671
Hungary	—	12,007,288	—	12,007,288
India	4,645,480	37,707,717	9,047	42,362,244
Indonesia	—	4,050,313	—	4,050,313
Kuwait	—	674,796	—	674,796
Malaysia	—	1,801,968	—	1,801,968
Mexico	43,138,506	—	0§	43,138,506
Pakistan	—	423,933	—	423,933
Panama	75,445	—	—	75,445
Philippines	—	756,340	—	756,340
Poland	—	8,168,582	—	8,168,582
Qatar	—	567,771	—	567,771
Russia	—	2,111,880	1,992,592	4,104,472
South Africa	2,683,470	48,596,920	—	51,280,390
South Korea	—	101,262,098	145,324	101,407,422
Sri Lanka	—	—	322,339	322,339
Taiwan	4,990,529	184,822,223	—	189,812,752
Thailand	—	6,484,897	—	6,484,897
Turkey	—	3,684,030	—	3,684,030
United Arab Emirates	—	784,806	—	784,806
Vietnam	—	17,955,954	—	17,955,954

TOTAL COMMON STOCKS	75,128,519	611,471,043	2,469,303	689,068,865

Preferred Stocks
Brazil	3,871,627	33,489,544	—	37,361,171
Russia	—	—	324,435	324,435
South Korea	—	22,385,627	—	22,385,627
Taiwan	—	831,559	—	831,559

TOTAL PREFERRED STOCKS	3,871,627	56,706,730	324,435	60,902,792

Debt Obligations
United States	2,003,699	—	—	2,003,699

TOTAL DEBT OBLIGATIONS	2,003,699	—	—	2,003,699

Mutual Funds
United States	20,897,652	—	—	20,897,652

TOTAL MUTUAL FUNDS	20,897,652	—	—	20,897,652

Short-Term Investments	286,554	—	—	286,554

Total Investments	102,188,051	668,177,773	2,793,738	773,159,562

Total	$102,188,051	$668,177,773	$2,793,738	$773,159,562

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(28,551)	$—	$—	$(28,551)

Total	$(28,551)	$—	$—	$(28,551)

Emerging Markets Select Equity Fund
Asset Valuation Inputs
Common Stocks
Brazil	$1,144,836	$1,668,298	$—	$2,813,134
China	1,571,241	13,168,556	—	14,739,797
France	—	624,237	—	624,237
Greece	—	384,452	—	384,452
Hong Kong	—	371,069	—	371,069
India	—	12,338,232	—	12,338,232
Indonesia	—	4,376,650	—	4,376,650
Japan	—	474,397	—	474,397
Mexico	2,335,659	—	—	2,335,659
Philippines	—	175,191	—	175,191
Russia	—	—	85,718	85,718
South Africa	—	230,462	—	230,462
South Korea	—	4,536,866	—	4,536,866
Switzerland	—	737,295	—	737,295
Taiwan	—	12,010,727	—	12,010,727
Thailand	—	1,109,143	—	1,109,143
United Kingdom	—	1,055,081	—	1,055,081
United States	936,311	470,696	—	1,407,007
Vietnam	—	1,986,703	—	1,986,703

TOTAL COMMON STOCKS	5,988,047	55,718,055	85,718	61,791,820

Preferred Stocks
Brazil	—	381,459	—	381,459

TOTAL PREFERRED STOCKS	—	381,459	—	381,459

Investment Funds
Russia	—	—	9,610	9,610

TOTAL INVESTMENT FUNDS	—	—	9,610	9,610

Mutual Funds
United States	6,349	—	—	6,349

TOTAL MUTUAL FUNDS	6,349	—	—	6,349

Short-Term Investments	203,379	—	—	203,379

Total Investments	6,197,775	56,099,514	95,328	62,392,617

Total	$6,197,775	$56,099,514	$95,328	$62,392,617

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(104,914)	$—	$—	$(104,914)

Total	$(104,914)	$—	$—	$(104,914)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$38,919,819	$—	$38,919,819
Belgium	—	8,544,135	—	8,544,135
Denmark	—	962,189	—	962,189
Finland	—	20,496,026	—	20,496,026
France	24,261,414	133,531,771	—	157,793,185
Germany	—	33,528,364	—	33,528,364
Hong Kong	—	13,377,181	—	13,377,181

Description	Level 1	Level 2	Level 3	Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Ireland	$—	$8,935,780	$—	$8,935,780
Italy	—	23,180,022	—	23,180,022
Japan	—	271,748,601	—	271,748,601
Netherlands	—	64,568,987	—	64,568,987
Norway	—	21,677,290	—	21,677,290
Portugal	—	4,591,041	—	4,591,041
Singapore	—	39,380,149	—	39,380,149
Spain	—	60,689,649	—	60,689,649
Sweden	—	7,476,970	—	7,476,970
Switzerland	7,968,056	60,765,641	—	68,733,697
United Kingdom	10,776,278	144,405,032	—	155,181,310
United States	—	416,619	—	416,619

TOTAL COMMON STOCKS	43,005,748	957,195,266	—	1,000,201,014

Preferred Stocks
Germany	—	20,228,170	—	20,228,170

TOTAL PREFERRED STOCKS	—	20,228,170	—	20,228,170

Debt Obligations
United States	1,000,074	—	—	1,000,074

TOTAL DEBT OBLIGATIONS	1,000,074	—	—	1,000,074

Mutual Funds
United States	68,646,735	—	—	68,646,735

TOTAL MUTUAL FUNDS	68,646,735	—	—	68,646,735

Short-Term Investments	1,564,843	—	—	1,564,843

Total Investments	114,217,400	977,423,436	—	1,091,640,836

Derivatives^
Futures Contracts
Equity Risk	71,216	—	—	71,216

Total	$114,288,616	$977,423,436	$—	$1,091,712,052

International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)
Asset Valuation Inputs
Common Stocks
Australia	$—	$8,927,434	$—	$8,927,434
Austria	—	1,145,411	—	1,145,411
Belgium	—	1,696,374	—	1,696,374
Canada	17,940,631	—	—	17,940,631
Denmark	—	2,371,157	—	2,371,157
Finland	—	4,750,115	—	4,750,115
France	—	22,014,747	—	22,014,747
Germany	—	8,330,907	—	8,330,907
Hong Kong	—	5,836,924	—	5,836,924
India	—	61,172	—	61,172
Ireland	—	60,447	—	60,447
Israel	—	879,148	—	879,148
Italy	—	5,652,869	—	5,652,869
Japan	2,780,487	34,509,655	—	37,290,142
Netherlands	—	7,515,804	—	7,515,804
Norway	—	2,526,634	—	2,526,634
Portugal	—	4,325	—	4,325
Russia	—	—	29	29
Singapore	—	452,347	—	452,347
South Korea	—	201,998	—	201,998
Spain	—	7,155,545	—	7,155,545
Sweden	—	2,549,093	—	2,549,093
Switzerland	3,454,308	8,755,263	—	12,209,571
Thailand	—	2,349	—	2,349

Description	Level 1	Level 2	Level 3	Total
International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund) (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
United Kingdom	$13,497,603	$6,565,139	$—	$20,062,742

TOTAL COMMON STOCKS	37,673,029	131,964,857	29	169,637,915

Preferred Stocks
Germany	—	655,080	—	655,080

TOTAL PREFERRED STOCKS	—	655,080	—	655,080

Mutual Funds
United States	3,782,420	—	—	3,782,420

TOTAL MUTUAL FUNDS	3,782,420	—	—	3,782,420

Short-Term Investments	520,550	—	—	520,550

Total Investments	41,975,999	132,619,937	29	174,595,965

Total	$41,975,999	$132,619,937	$29	$174,595,965

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$104,258,349	$—	$104,258,349
Short-Term Investments	2,007,414	—	—	2,007,414

Total Investments	2,007,414	104,258,349	—	106,265,763

Total	$2,007,414	$104,258,349	$—	$106,265,763

Quality Cyclicals Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$120,770	$—	$120,770
Canada	2,872,437	—	—	2,872,437
China	—	2,051,151	—	2,051,151
Finland	—	1,085,495	—	1,085,495
France	—	6,263,230	—	6,263,230
Germany	—	1,666,454	—	1,666,454
Hong Kong	—	971,024	—	971,024
Ireland	826,664	1,429,709	—	2,256,373
Mexico	4,861,325	—	—	4,861,325
Russia	—	—	34,498	34,498
Spain	—	4,050,534	—	4,050,534
United Kingdom	—	7,218,244	—	7,218,244
United States	33,761,438	—	—	33,761,438

TOTAL COMMON STOCKS	42,321,864	24,856,611	34,498	67,212,973

Preferred Stocks
Brazil	—	1,095,596	—	1,095,596

TOTAL PREFERRED STOCKS	—	1,095,596	—	1,095,596

Mutual Funds
United States	582,028	—	—	582,028

TOTAL MUTUAL FUNDS	582,028	—	—	582,028

Short-Term Investments	136,008	—	—	136,008

Total Investments	43,039,900	25,952,207	34,498	69,026,605

Total	$43,039,900	$25,952,207	$34,498	$69,026,605

Quality Fund
Asset Valuation Inputs
Common Stocks
China	$—	$76,421,923	$—	$76,421,923
France	—	343,722,424	—	343,722,424
Germany	—	251,653,728	—	251,653,728

Description	Level 1	Level 2	Level 3	Total
Quality Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Spain	$—	$58,635,880	$—	$58,635,880
Switzerland	—	217,991,494	—	217,991,494
Taiwan	—	234,019,262	—	234,019,262
United Kingdom	—	364,901,474	—	364,901,474
United States	5,791,422,474	—	—	5,791,422,474

TOTAL COMMON STOCKS	5,791,422,474	1,547,346,185	—	7,338,768,659

Mutual Funds
United States	127,419,053	—	—	127,419,053

TOTAL MUTUAL FUNDS	127,419,053	—	—	127,419,053

Short-Term Investments	361,268	—	—	361,268

Total Investments	5,919,202,795	1,547,346,185	—	7,466,548,980

Total	$5,919,202,795	$1,547,346,185	$—	$7,466,548,980

Resource Transition Fund
Asset Valuation Inputs
Common Stocks
Argentina	$7,332,860	$—	$—	$7,332,860
Australia	—	2,204,374	—	2,204,374
Brazil	—	24,027,873	—	24,027,873
Canada	53,021,117	—	—	53,021,117
China	—	4,343,272	—	4,343,272
Denmark	—	6,702,239	—	6,702,239
Finland	—	3,083,251	—	3,083,251
France	—	13,652,996	—	13,652,996
Israel	—	3,357,581	—	3,357,581
Italy	—	994,207	—	994,207
Japan	—	6,283,723	—	6,283,723
Mexico	12,533,721	—	—	12,533,721
Norway	—	5,711,527	—	5,711,527
South Africa	—	17,609,683	—	17,609,683
Sweden	—	2,871,651	—	2,871,651
United Kingdom	—	54,173,479	—	54,173,479
United States	145,648,770	—	—	145,648,770

TOTAL COMMON STOCKS	218,536,468	145,015,856	—	363,552,324

Preferred Stocks
Brazil	—	24,407,418	—	24,407,418
Chile	8,701,452	—	—	8,701,452

TOTAL PREFERRED STOCKS	8,701,452	24,407,418	—	33,108,870

Mutual Funds
United States	6,667,984	—	—	6,667,984

TOTAL MUTUAL FUNDS	6,667,984	—	—	6,667,984

Short-Term Investments	291,877	—	—	291,877

Total Investments	234,197,781	169,423,274	—	403,621,055

Total	$234,197,781	$169,423,274	$—	$403,621,055

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$16,988,594	$—	$—	$16,988,594
Australia	—	19,856,701	—	19,856,701
Austria	—	21,288,308	—	21,288,308
Brazil	—	50,688,595	—	50,688,595
Canada	160,997,165	—	—	160,997,165
China	—	28,456,360	—	28,456,360

Description	Level 1	Level 2	Level 3	Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Denmark	$—	$17,395,801	$—	$17,395,801
Finland	—	7,444,269	—	7,444,269
France	—	35,157,708	—	35,157,708
Hungary	—	16,043,670	—	16,043,670
India	—	24,488,671	—	24,488,671
Israel	—	15,792,309	—	15,792,309
Italy	—	30,918,427	—	30,918,427
Japan	—	16,411,844	—	16,411,844
Mexico	32,115,498	—	—	32,115,498
Norway	—	44,980,377	—	44,980,377
Pakistan	—	690,049	—	690,049
Portugal	—	62,274,376	—	62,274,376
Russia	—	—	1,662,548	1,662,548
Singapore	—	—	0§	0§
South Africa	—	45,154,497	—	45,154,497
Spain	—	32,148,949	—	32,148,949
Sweden	—	7,338,652	—	7,338,652
Turkey	—	4,177,858	—	4,177,858
Ukraine	—	1,931,265	—	1,931,265
United Kingdom	—	229,315,026	—	229,315,026
United States	532,636,931	—	—	532,636,931

TOTAL COMMON STOCKS	742,738,188	711,953,712	1,662,548	1,456,354,448

Preferred Stocks
Brazil	—	121,755,822	—	121,755,822
Chile	22,273,086	—	—	22,273,086
Russia	—	—	486,467	486,467

TOTAL PREFERRED STOCKS	22,273,086	121,755,822	486,467	144,515,375

Mutual Funds
United States	46,181,789	—	—	46,181,789

TOTAL MUTUAL FUNDS	46,181,789	—	—	46,181,789

Short-Term Investments	2,141,619	—	—	2,141,619

Total Investments	813,334,682	833,709,534	2,149,015	1,649,193,231

Total	$813,334,682	$833,709,534	$2,149,015	$1,649,193,231

Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$62,278,246	$—	$—	$62,278,246
Mutual Funds	1,484,296	—	—	1,484,296
Short-Term Investments	89,348	—	—	89,348

Total Investments	63,851,890	—	—	63,851,890

Total	$63,851,890	$—	$—	$63,851,890

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$242,104,718	$—	$—	$242,104,718
Mutual Funds	3,164,361	—	—	3,164,361
Debt Obligations	350,647	—	—	350,647
Short-Term Investments	705,751	—	—	705,751

Total Investments	246,325,477	—	—	246,325,477

Derivatives^
Futures Contracts
Equity Risk	154,371	—	—	154,371

Total	$246,479,848	$—	$—	$246,479,848

Description	Level 1	Level 2	Level 3	Total
U.S. Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks	$316,441,954	$—	$—	$316,441,954
Mutual Funds	5,602,591	—	—	5,602,591
Short-Term Investments	545,247	—	—	545,247

Total Investments	322,589,792	—	—	322,589,792

Total	$322,589,792	$—	$—	$322,589,792

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$26,946,989	$—	$—	$26,946,989
Mutual Funds	330,828	—	—	330,828
Rights/Warrants	—	—	36,350	36,350
Short-Term Investments	62,392	—	—	62,392

Total Investments	27,340,209	—	36,350	27,376,559

Total	$27,340,209	$—	$36,350	$27,376,559

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(2,489)	$—	$—	$(2,489)

Total	$(2,489)	$—	$—	$(2,489)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2023.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). The below Funds held classes of investments or derivatives with direct material Level 3 holdings at May 31, 2023:

Investment Type	Number of Investments	Valuation Methodology
Emerging Markets ex-China Fund
Common and/or Preferred Stock	9	Valued off the last traded price with a 99% discount
Emerging Markets Fund
Common and/or Preferred Stock	12	Valued off the last traded price with a 99% discount
Common and/or Preferred Stock	1	Valued at the last price prior to trading being suspended
Common and/or Preferred Stock	1	Valued off relevant index pending settlement of corporate action
Emerging Markets Select Equity Fund
Common and/or Preferred Stock	4	Valued off the last traded price with a 99% discount
Quality Cyclicals Fund
Common and/or Preferred Stock	2	Valued off the last traded price with a 99% discount
Resources Fund
Common and/or Preferred Stock	4	Valued off the last traded price with a 99% discount

Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2023.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2023	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of May 31, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2023
Emerging Markets ex-China Fund
Common Stocks
India	$—	$3,446	$—	$—	$—	$(252)	$—	$—	$3,194	$(252)
Russia	382,570	—	—	—	—	56,275	—	—	438,845	56,275
Preferred Stocks
Russia	18,483	—	—	—	—	1,936	—	—	20,419	1,936

Total Investments	$401,053	$3,446	$—	$—	$—	$57,959	$—	$—	$462,458	$57,959

Emerging Markets Fund
Common Stocks
China	$868,809	$—	$(336,707)	$—	$(1,624,070)	$1,091,969	$—	$—	$1	$—
India	—	9,671	—	—	—	(624)	—	—	9,047	(624)
Russia	1,811,716	—	—	—	—	180,876	—	—	1,992,592	180,876
South Korea	—	161,070	—	—	—	(15,746)	—	—	145,324	(15,746)
Sri Lanka	258,636	—	—	—	—	63,703	—	—	322,339	63,703
Preferred Stocks
Russia	308,267	—	—	—	—	16,168	—	—	324,435	16,168

Total Investments	$3,247,428	$170,741	$(336,707)	$—	$(1,624,070)	$1,336,346	$—	$—	$2,793,738	$244,377

Emerging Markets Select Equity Fund
Common Stocks
France	$1,244,319	$—	$(1,135,998)	$—	$—	$(108,321)	$—	$—	$—	$—
Russia	83,870	—	—	—	—	1,848	—	—	85,718	1,848
Investment Funds
Russia	$9,610	$—	$—	$—	$—	$—	$—	$—	$9,610	$—

Total Investments	$1,337,799	$—	$(1,135,998)	$—	$—	$(106,473)	$—	$—	$95,328	$1,848

Quality Cyclicals Fund
Common Stocks
Russia	$28,097	$—	$—	$—	$—	$6,401	$—	$—	$34,498	$6,401

Total Investments	$28,097	$—	$—	$—	$—	$6,401	$—	$—	$34,498	$6,401

Resources Fund
Common Stocks
Russia	$1,601,369	$—	$—	$—	$—	$61,179	$—	$—	$1,662,548	$61,179
Preferred Stocks
Russia	407,992	—	—	—	—	78,475	—	—	486,467	78,475
Rights/Warrants
Singapore	2	—	—	—	—	(2)	—	—	—	—

Total Investments	$2,009,363	$—	$—	$—	$—	$139,652	$—	$—	$2,149,015	$139,654

U.S. Small Cap Value Fund
Rights/Warrants
United States	$36,350	$—	$—	$—	$—	$—	$—	$—	$36,350	$—

Total Investments	$36,350	$—	$—	$—	$—	$—	$—	$—	$36,350	$—

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2023 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Markets ex-China Fund
Common Stock	398,822	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock (American Depositary Receipt)	13,421	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (Global Depositary Receipt)	26,602	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Preferred Stock	20,419	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Emerging Markets Fund
Common Stock	1,854,552	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock	145,324	Fair Value	Valued off relevant index	N/A (N/A)
Common Stock	1	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock (American Depositary Receipt)	2,768	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (Global Depositary Receipt)	135,272	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Preferred Stock	324,435	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Emerging Markets Select Equity Fund
Common Stock	68,648	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (Global Depositary Receipt)	17,070	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Investment Fund	9,610	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Quality Cyclicals Fund
Common Stock	34,498	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Resources Fund
Common Stock (American Depositary Receipt)	2	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	1,602,245	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (Global Depositary Receipt)	60,301	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Preferred Stock	486,467	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
U.S. Small Cap Value Fund	—	N/A	N/A	N/A

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2023, the value of these securities and/or derivatives for Emerging Markets ex-China Fund and Emerging Markets Fund was $3,194 and $331,386, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2023 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$27,154,401	$142,065,325	$131,241,968	$247,482	**	$—	$37,109	$39,863	$38,054,730

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund	$319,023	$44,835,532	$42,300,000	$82,377		$—	$12,533	$—	$2,867,088

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$258,636	$—	$—	$—		$—	$—	$63,703	$322,339
GMO Emerging Markets Select Equity Fund, Class V	—	18,000,005	—	—		—	—	(139,484)	17,860,521
GMO U.S. Treasury Fund	15,345,992	76,151,007	88,460,000	158,082		—	132	—	3,037,131

Totals	$15,604,628	$94,151,012	$88,460,000	$158,082		$—	$132	$(75,781)	$21,219,991

Emerging Markets Select Equity Fund
GMO U.S. Treasury Fund	$712,446	$3,308,663	$4,015,000	$8,750		$—	$240	$—	$6,349

International Equity Fund
GMO U.S. Treasury Fund	$72,610,442	$105,500,000	$109,600,000	$784,556		$—	$30,261	$106,032	$68,646,735

International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)
GMO U.S. Treasury Fund	$1,160,296	$3,170,000	$550,000	$12,119		$—	$849	$1,275	$3,782,420

Quality Cyclicals Fund
GMO U.S. Treasury Fund	$680,863	$6,200,000	$6,300,000	$6,527		$—	$—	$1,165	$582,028

Quality Fund
GMO U.S. Treasury Fund	$116,238,335	$269,460,000	$258,400,000	$929,050		$—	$157,550	$(36,832)	$127,419,053

Resource Transition Fund
GMO U.S. Treasury Fund	$3,512,040	$16,248,083	$13,100,000	$54,968		$—	$3,000	$4,861	$6,667,984

Resources Fund
GMO U.S. Treasury Fund	$39,264,526	$155,800,000	$148,905,000	$379,268		$—	$15,040	$7,223	$46,181,789

Small Cap Quality Fund
GMO U.S. Treasury Fund	$611,750	$1,369,204	$500,000	$19,117		$—	$817	$2,525	$1,484,296

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
U.S. Equity Fund
GMO U.S. Treasury Fund	$3,058,032	$2,200,000	$2,100,000	$39,316	$—	$—	$6,329	$3,164,361

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund	$5,821,730	$30,721,767	$30,950,000	$54,221	$—	$9,094	$—	$5,602,591

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$344,916	$1,100,000	$1,115,000	$5,353	$—	$850	$62	$330,828

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2023 through May 31, 2023. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2024.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $133,410 in Climate Change Fund during the period.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value† / Shares		Description	Value ($)

		DEBT OBLIGATIONS — 24.3%

		U.S. Government — 24.3%

	5,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.57%, due 01/31/25 (a)	5,009,248

		TOTAL DEBT OBLIGATIONS (COST $5,001,895)	5,009,248

		SHORT-TERM INVESTMENTS — 74.7%

		Sovereign and Sovereign Agency Issuers — 9.4%

JPY	270,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/05/23	1,937,932

		U.S. Government Agency — 14.6%

	3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 5.09%, due 06/07/23	2,999,986

		Repurchase Agreements — 48.6%

	10,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated, 05/31/23 maturing on 06/01/23 with a maturity value of $10,001,400 and an effective yield of 5.04%, collateralized by a U.S. Treasury Note with maturity date 10/31/27 and a market value of $10,204,050.	10,000,000

		Money Market Funds — 2.1%

	435,453	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (b)	435,453

		TOTAL SHORT-TERM INVESTMENTS (COST $15,414,879)	15,373,371

		TOTAL INVESTMENTS — 99.0% (Cost $20,416,774)	20,382,619

		Other Assets and Liabilities (net) — 1.0%	207,841

		TOTAL NET ASSETS — 100.0%	$20,590,460

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/05/2023	CITI	JPY	270,000,000	USD	2,018,072	$79,291

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
40	U.S. Long Bond (CBT)	September 2023	5,133,750	59,044
46	U.S. Treasury Note 10 Yr. (CBT)	September 2023	5,265,562	1,435
33	U.S. Treasury Note 2 Yr. (CBT)	September 2023	6,792,328	(10,099)
93	U.S. Treasury Note 5 Yr. (CBT)	September 2023	10,144,266	(17,926)
36	U.S. Treasury Ultra 10 Yr. (CBT)	September 2023	4,336,313	17,606
28	U.S. Ultra Bond (CBT)	September 2023	3,832,500	42,178

			$35,504,719	$92,238

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2023.

The rates shown on variable rate notes are the current interest rates at May 31, 2023, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

CITI - Citibank N.A.

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 92.3%

		Albania — 1.6%

		Sovereign and Sovereign Agency Issuers — 1.6%

	40,349,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	35,658,075

EUR	7,400,000	Republic of Albania Par Bond, Reg S, 3.50%, due 11/23/31	6,588,915

		Total Albania	42,246,990

		Angola — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	20,600,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	15,743,550

		Argentina — 2.8%

		Sovereign and Sovereign Agency Issuers — 2.8%

	23,590,713	Republic of Argentina, 1.00%, due 07/09/29	5,997,676

	28,633,493	Republic of Argentina, Step Up, 0.50%, due 07/09/30	7,539,556

JPY	330,767,207	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c)	492,619

	45,947,942	Republic of Argentina, Step Up, 1.50%, due 07/09/35	10,720,229

EUR	25,230,000	Republic of Argentina, Step Up, 3.00%, due 01/09/38	6,445,437

	45,198,994	Republic of Argentina, Step Up, 3.88%, due 01/09/38	12,657,305

JPY	271,173,000	Republic of Argentina, 0.67%, due 12/31/38 (c)	290,004

EUR	6,660,000	Republic of Argentina, Step Up, 2.75%, due 07/09/41	1,502,083

	69,801,240	Republic of Argentina, Step Up, 3.50%, due 07/09/41	17,943,281

	46,247,000	Republic of Argentina, Step Up, 1.50%, due 07/09/46	10,862,264

		Total Argentina	74,450,454

		Armenia — 0.0%

		Corporate Debt

	1,150,000	Ardshinbank CJSC Via Dilijan Finance BV, Reg S, 6.50%, due 01/28/25	1,116,219

		Azerbaijan — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

	14,400,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	13,705,200

		Bahamas — 1.0%

		Sovereign and Sovereign Agency Issuers — 1.0%

	8,840,000	Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28	6,778,070

	4,400,000	Bahamas Government International Bond, Reg S, 9.00%, due 06/16/29	3,764,200

	14,800,000	Bahamas Government International Bond, Reg S, 8.95%, due 10/15/32	12,069,400

Par Value†		Description	Value ($)
		Bahamas — continued

		Sovereign and Sovereign Agency Issuers — continued

	4,300,000	Bahamas Government International Bond, Reg S, 7.13%, due 04/02/38	3,215,056

		Total Bahamas	25,826,726

		Bahrain — 2.6%

		Sovereign and Sovereign Agency Issuers — 2.6%

	11,300,000	Bahrain Government International Bond, 144A, 7.75%, due 04/18/35	11,130,500

	68,390,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	59,533,495

	500,000	Bahrain Government International Bond, Reg S, 6.25%, due 01/25/51	379,469

		Total Bahrain	71,043,464

		Barbados — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	18,020,000	Barbados Government International Bond, Reg S, 6.50%, due 10/01/29	16,700,035

		Belarus — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (c) (d)	3,321,600

	20,300,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30 (c) (d)	8,221,500

		Total Belarus	11,543,100

		Bermuda — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	5,690,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	5,587,936

		Bolivia — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	7,500,000	Bolivian Government International Bond, Reg S, 4.50%, due 03/20/28	4,435,781

		Brazil — 1.8%

		Corporate Debt — 0.8%

	23,331,060	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	20,582,078

		Sovereign and Sovereign Agency Issuers — 1.0%

	7,400,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	6,312,200

	14,400,000	Republic of Brazil, 4.75%, due 01/14/50	10,429,200

BRL	60,119,770	Rio Smart Lighting Sarl, Reg S, 12.25%, due 09/20/32 (e)	11,460,712

			28,202,112

		Total Brazil	48,784,190

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†		Description	Value ($)
		Bulgaria — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

EUR	2,800,000	Bulgarian Energy Holding EAD, Reg S, 2.45%, due 07/22/28	2,428,568

		Cameroon — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

EUR	11,100,000	Republic of Cameroon International Bond, Reg S, 5.95%, due 07/07/32	8,096,238

		Chile — 2.2%

		Corporate Debt — 1.0%

	16,611,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	15,901,710

	23,601,659	Inversiones Latin America Power Ltda, Reg S, 5.13%, due 06/15/33	10,086,759

			25,988,469

		Sovereign and Sovereign Agency Issuers — 1.2%

	6,100,000	Chile Government International Bond, 3.10%, due 05/07/41	4,557,081

	6,600,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	6,419,738

	4,300,000	Empresa Nacional del Petroleo, Reg S, 3.45%, due 09/16/31	3,604,744

	24,950,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	18,576,834

			33,158,397

		Total Chile	59,146,866

		China — 0.3%

		Corporate Debt

	11,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (d)	588,000

	14,300,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (d)	750,750

	7,500,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (d)	456,094

	7,300,000	Huarong Finance Co Ltd, Reg S, 4.75%, due 04/27/27	6,051,243

	6,100,000	Scenery Journey Ltd, Reg S, 11.50%, due 10/24/22 (d)	442,250

	2,100,000	Scenery Journey Ltd, Reg S, 13.00%, due 11/06/22 (d)	152,250

	3,600,000	Scenery Journey Ltd, Reg S, 12.00%, due 10/24/23 (d)	261,000

	4,100,000	Scenery Journey Ltd, Reg S, 13.75%, due 11/06/23 (d)	297,250

		Total China	8,998,837

		Colombia — 4.2%

		Corporate Debt — 0.1%

COP	21,060,796,766	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	3,525,909

Par Value†		Description	Value ($)
		Colombia — continued

		Sovereign and Sovereign Agency Issuers — 4.1%

	1,092,000	Colombia Government International Bond, 8.38%, due 02/15/27 (a)	1,099,603

	3,100,000	Colombia Government International Bond, 11.85%, due 03/09/28 (a)	3,532,269

	8,700,000	Colombia Government International Bond, 7.50%, due 02/02/34	8,342,756

	83,900,000	Colombia Government International Bond, 5.63%, due 02/26/44	60,581,044

	14,000,000	Colombia Government International Bond, 5.20%, due 05/15/49	9,330,125

	7,300,000	Ecopetrol SA, 8.88%, due 01/13/33	7,101,622

	20,900,000	Ecopetrol SA, 5.88%, due 11/02/51	13,218,205

COP	41,560,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	7,305,104

			110,510,728

		Total Colombia	114,036,637

		Congo Republic (Brazzaville) — 1.3%

		Sovereign and Sovereign Agency Issuers — 1.3%

	40,766,790	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	34,366,404

		Costa Rica — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

	4,500,000	Costa Rica Government International Bond, 144A, 6.55%, due 04/03/34	4,538,813

	17,031,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45 (f)	16,863,883

	8,298,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43 (f)	7,009,217

		Total Costa Rica	28,411,913

		Czech Republic — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	4,458,000	CEZ AS, Reg S, 5.63%, due 04/03/42	4,173,017

		Dominican Republic — 3.0%

		Sovereign and Sovereign Agency Issuers — 3.0%

	7,600,000	Dominican Republic International Bond, Reg S, 6.50%, due 02/15/48	6,352,175

	7,600,000	Dominican Republic International Bond, Reg S, 6.40%, due 06/05/49	6,278,550

	92,529,000	Dominican Republic International Bond, Reg S, 5.88%, due 01/30/60	68,546,640

		Total Dominican Republic	81,177,365

		Ecuador — 2.3%

		Sovereign and Sovereign Agency Issuers — 2.3%

	1,300,000	Ecuador Government International Bond, 5.00%, due 02/28/25 (c)	1,196,000

	6,646,892	Ecuador Government International Bond, Reg S, Zero Coupon, due 07/31/30 (f)	1,932,999

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†	Description	Value ($)
	Ecuador — continued

	Sovereign and Sovereign Agency Issuers — continued

21,376,250	Ecuador Government International Bond, Reg S, Step Up, 5.50%, due 07/31/30 (f)	10,314,041

100,787,125	Ecuador Government International Bond, Reg S, Step Up, 2.50%, due 07/31/35 (f)	34,381,008

29,703,750	Ecuador Government International Bond, Reg S, Step Up, 1.50%, due 07/31/40	9,176,602

7,942,451	Ecuador Social Bond Sarl, Reg S, Zero Coupon, due 01/30/35	6,001,515

	Total Ecuador	63,002,165

	Egypt — 1.9%

	Sovereign and Sovereign Agency Issuers — 1.9%

24,500,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	12,507,250

51,000,000	Egypt Government International Bond, Reg S, 8.88%, due 05/29/50	26,258,625

25,564,000	Egypt Government International Bond, Reg S, 8.15%, due 11/20/59	12,650,984

	Total Egypt	51,416,859

	El Salvador — 0.7%

	Sovereign and Sovereign Agency Issuers — 0.7%

6,200,000	El Salvador Government International Bond, Reg S, 8.25%, due 04/10/32	3,587,475

6,275,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35 (f)	3,295,552

26,700,000	El Salvador Government International Bond, Reg S, 7.12%, due 01/20/50 (f)	13,129,725

	Total El Salvador	20,012,752

	Ethiopia — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

3,290,000	Ethiopia International Bond, Reg S, 6.63%, due 12/11/24	2,223,423

	Gabon — 0.5%

	Sovereign and Sovereign Agency Issuers — 0.5%

5,600,000	Gabon Government International Bond, Reg S, 6.63%, due 02/06/31	4,374,300

10,600,000	Gabon Government International Bond, Reg S, 7.00%, due 11/24/31	8,273,300

	Total Gabon	12,647,600

	Ghana — 1.4%

	Sovereign and Sovereign Agency Issuers — 1.4%

9,000,000	Republic of Ghana, Reg S, 8.88%, due 05/07/42 (d)	3,410,438

14,800,000	Republic of Ghana, Reg S, 8.63%, due 06/16/49 (d)	5,594,400

34,100,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51 (d)	12,911,112

36,600,000	Republic of Ghana, Reg S, 8.75%, due 03/11/61 (d)	13,720,425

Par Value†	Description	Value ($)
	Ghana — continued

	Sovereign and Sovereign Agency Issuers — continued

7,121,144	Saderea DAC, Reg S, 12.50%, due 11/30/26 (d)	2,867,596

	Total Ghana	38,503,971

	Grenada — 0.2%

	Sovereign and Sovereign Agency Issuers — 0.2%

6,538,875	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	5,427,266

	Guatemala — 0.9%

	Sovereign and Sovereign Agency Issuers — 0.9%

3,915,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	4,254,626

5,100,000	Republic of Guatemala, Reg S, 4.65%, due 10/07/41	3,996,487

16,700,000	Republic of Guatemala, Reg S, 6.13%, due 06/01/50	15,043,569

	Total Guatemala	23,294,682

	Honduras — 0.2%

	Sovereign and Sovereign Agency Issuers — 0.2%

7,150,000	Honduras Government International Bond, Reg S, 5.63%, due 06/24/30	5,703,466

	Hungary — 1.9%

	Sovereign and Sovereign Agency Issuers — 1.9%

10,200,000	Hungary Government International Bond, Reg S, 6.25%, due 09/22/32	10,370,850

23,900,000	Hungary Government International Bond, 144A, 5.50%, due 06/16/34	22,843,919

16,400,000	Hungary Government International Bond, Reg S, 3.13%, due 09/21/51	9,755,950

4,600,000	Hungary Government International Bond, Reg S, 6.75%, due 09/25/52	4,638,237

4,300,000	Magyar Export-Import Bank Zrt, 144A, 6.13%, due 12/04/27	4,261,838

	Total Hungary	51,870,794

	India — 1.8%

	Corporate Debt

24,100,000	Delhi International Airport Ltd, Reg S, 6.45%, due 06/04/29	22,402,456

800,000	GMR Hyderabad International Airport Ltd, Reg S, 4.75%, due 02/02/26	748,900

17,140,000	GMR Hyderabad International Airport Ltd, Reg S, 4.25%, due 10/27/27	15,038,208

11,150,000	India Airport Infra, Reg S, 6.25%, due 10/25/25	10,620,375

	Total India	48,809,939

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†		Description	Value ($)
		Indonesia — 4.1%

		Sovereign and Sovereign Agency Issuers — 4.1%

	4,350,000	Freeport Indonesia PT, Reg S, 6.20%, due 04/14/52	3,877,754

	7,500,000	Hutama Karya Persero PT, Reg S, 3.75%, due 05/11/30	6,917,812

	17,000,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.80%, due 05/15/50	15,026,937

	3,100,000	Indonesia Government International Bond, 4.85%, due 01/11/33	3,137,394

	10,191,000	Indonesia Government International Bond, 5.45%, due 09/20/52	10,294,821

	1,500,000	Indonesia Government International Bond, 5.65%, due 01/11/53	1,565,906

	16,600,000	Minejesa Capital BV, Reg S, 5.63%, due 08/10/37	13,096,362

	9,200,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	9,474,850

	6,700,000	Pertamina Persero PT, Reg S, 4.15%, due 02/25/60	4,915,288

	14,800,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	14,354,150

	7,200,000	Perusahaan Penerbit SBSN Indonesia III, Reg S, 4.70%, due 06/06/32	7,208,100

	20,849,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	20,262,622

		Total Indonesia	110,131,996

		Israel — 0.7%

		Sovereign and Sovereign Agency Issuers — 0.7%

	15,783,000	Israel Electric Corp Ltd, Reg S, 8.10%, due 12/15/96	18,103,574

		Ivory Coast — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

EUR	1,500,000	Ivory Coast Government International Bond, Reg S, 6.88%, due 10/17/40	1,164,734

EUR	27,800,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	20,119,201

		Total Ivory Coast	21,283,935

		Jamaica — 0.8%

		Corporate Debt — 0.2%

	7,340,755	TransJamaican Highway Ltd, Reg S, 5.75%, due 10/10/36	6,078,145

		Sovereign and Sovereign Agency Issuers — 0.6%

	4,375,000	Jamaica Government International Bond, 7.88%, due 07/28/45	5,047,109

	9,300,000	National Road Operating & Constructing Co Ltd, Reg S, 9.38%, due 11/10/24 (c)	9,504,600

			14,551,709

		Total Jamaica	20,629,854

Par Value†		Description	Value ($)
		Jordan — 1.4%

		Sovereign and Sovereign Agency Issuers — 1.4%

	44,195,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	36,828,246

		Kazakhstan — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	1,600,000	KazMunayGas National Co JSC, Reg S, 5.75%, due 04/19/47	1,227,300

	26,000,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	21,194,875

		Total Kazakhstan	22,422,175

		Kenya — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

	40,694,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	29,726,967

		Kuwait — 0.1%

		Corporate Debt

	3,300,000	Equate Petrochemical BV, Reg S, 2.63%, due 04/28/28	2,887,088

		Lebanon — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	20,400,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27 (d)	1,170,450

	5,547,000	Lebanon Government International Bond, Reg S, 7.00%, due 03/20/28 (d)	300,925

	60,605,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31 (d)	3,420,395

	21,000,000	Lebanon Government International Bond, 8.20%, due 05/17/33 (d)	1,185,187

	56,914,000	Lebanon Government International Bond, 8.25%, due 05/17/34 (d)	3,301,012

		Total Lebanon	9,377,969

		Malaysia — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	4,900,000	Dua Capital Ltd, Reg S, 2.78%, due 05/11/31	4,227,622

	6,800,000	Petronas Capital Ltd, Reg S, 4.80%, due 04/21/60	6,427,275

		Total Malaysia	10,654,897

		Mexico — 5.8%

		Sovereign and Sovereign Agency Issuers — 5.8%

	5,940,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	4,677,750

	152,000,000	Petroleos Mexicanos, 7.69%, due 01/23/50	97,948,800

	5,200,000	Petroleos Mexicanos, Reg S, 6.63%, due 12/28/2170	3,008,850

GBP	54,506,000	United Mexican States, 5.63%, due 03/19/2114	49,750,249

		Total Mexico	155,385,649

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†		Description	Value ($)
		Mongolia — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	3,000,000	Mongolia Government International Bond, Reg S, 4.45%, due 07/07/31	2,239,313

		Montenegro — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

EUR	7,300,000	Montenegro Government International Bond, Reg S, 2.88%, due 12/16/27	6,380,392

		Morocco — 0.7%

		Sovereign and Sovereign Agency Issuers — 0.7%

	6,800,000	Morocco Government International Bond, 144A, 6.50%, due 09/08/33	6,933,025

	5,400,000	OCP SA, Reg S, 5.13%, due 06/23/51	3,877,200

	9,200,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	8,376,600

		Total Morocco	19,186,825

		Mozambique — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	7,576,000	Mozambique International Bond, Reg S, Step Up, 5.00%, due 09/15/31	5,299,885

		Nigeria — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

	43,050,000	Nigeria Government International Bond, Reg S, 8.25%, due 09/28/51	29,066,822

		Oman — 2.9%

		Sovereign and Sovereign Agency Issuers — 2.9%

	11,500,000	Lamar Funding Ltd, Reg S, 3.96%, due 05/07/25	10,966,688

	64,600,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	60,695,737

	5,900,000	Oryx Funding Ltd, Reg S, 5.80%, due 02/03/31	5,668,794

		Total Oman	77,331,219

		Pakistan — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	14,700,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	5,202,881

	4,826,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	1,545,225

		Total Pakistan	6,748,106

		Panama — 2.2%

		Sovereign and Sovereign Agency Issuers — 2.2%

	14,561,000	Aeropuerto Internacional de Tocumen SA, Reg S, 5.13%, due 08/11/61	10,928,031

	2,874,038	AES Panama Generation Holdings SRL, Reg S, 4.38%, due 05/31/30	2,489,635

	9,837,000	Panama Government International Bond, 8.13%, due 04/28/34	10,742,004

Par Value†		Description	Value ($)
		Panama — continued

		Sovereign and Sovereign Agency Issuers — continued

	2,800,000	Panama Government International Bond, 6.40%, due 02/14/35	2,924,775

	2,800,000	Panama Government International Bond, 6.85%, due 03/28/54	2,869,650

	26,600,000	Panama Government International Bond, 4.50%, due 04/01/56	19,655,737

	12,000,000	Panama Government International Bond, 4.50%, due 01/19/63	8,608,500

		Total Panama	58,218,332

		Papua New Guinea — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

	1,100,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	994,331

		Peru — 2.1%

		Sovereign and Sovereign Agency Issuers — 2.1%

PEN	42,800,000	Peru Government Bond, 6.15%, due 08/12/32	10,934,441

	26,800,000	Peruvian Government International Bond, 3.60%, due 01/15/72	17,483,650

	45,195,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	27,433,365

		Total Peru	55,851,456

		Philippines — 2.2%

		Sovereign and Sovereign Agency Issuers — 2.2%

	3,800,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	5,130,000

	3,200,000	Philippine Government International Bond, 3.20%, due 07/06/46	2,365,600

	8,700,000	Philippine Government International Bond, 5.95%, due 10/13/47	9,541,725

	3,500,000	Philippine Government International Bond, 5.50%, due 01/17/48	3,629,719

	32,512,000	Power Sector Assets & Liabilities Management Corp, 9.63%, due 05/15/28	37,405,056

		Total Philippines	58,072,100

		Poland — 1.2%

		Sovereign and Sovereign Agency Issuers — 1.2%

	5,000,000	Bank Gospodarstwa Krajowego, 144A, 5.38%, due 05/22/33	4,993,750

	11,400,000	Republic of Poland Government International Bond, 5.75%, due 11/16/32	12,086,137

	9,000,000	Republic of Poland Government International Bond, 4.88%, due 10/04/33	8,967,938

	7,300,000	Republic of Poland Government International Bond, 5.50%, due 04/04/53	7,328,744

		Total Poland	33,376,569

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†		Description	Value ($)
		Qatar — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	10,878,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	10,645,483

		Republic of North Macedonia — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

EUR	7,800,000	North Macedonia Government International Bond, Reg S, 1.63%, due 03/10/28	6,666,290

		Romania — 2.1%

		Sovereign and Sovereign Agency Issuers — 2.1%

EUR	16,200,000	Romanian Government International Bond, Reg S, 6.63%, due 09/27/29	17,703,633

	10,900,000	Romanian Government International Bond, Reg S, 6.00%, due 05/25/34	10,687,450

EUR	7,300,000	Romanian Government International Bond, Reg S, 2.88%, due 04/13/42	4,612,532

EUR	5,600,000	Romanian Government International Bond, Reg S, 4.63%, due 04/03/49	4,441,868

EUR	14,900,000	Romanian Government International Bond, Reg S, 3.38%, due 01/28/50	9,469,367

	8,000,000	Romanian Government International Bond, Reg S, 7.63%, due 01/17/53	8,453,654

		Total Romania	55,368,504

		Russia — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (c) (d) (g)	343,500

	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (c) (d) (g)	260,000

	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (c) (d) (g)	340,000

	6,400,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35 (c) (d)	320,000

	34,000,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35 (c) (d)	1,700,000

		Total Russia	2,963,500

		Rwanda — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	4,500,000	Rwanda International Government Bond, Reg S, 5.50%, due 08/09/31	3,268,969

		Saudi Arabia — 3.8%

		Corporate Debt — 1.4%

	29,989,900	ACWA Power Management & Investments One Ltd, Reg S, 5.95%, due 12/15/39	28,927,133

	11,900,000	EIG Pearl Holdings Sarl, 144A, 4.39%, due 11/30/46	9,268,553

			38,195,686

Par Value†		Description	Value ($)
		Saudi Arabia — continued

		Sovereign and Sovereign Agency Issuers — 2.4%

	11,000,000	Saudi Government International Bond, Reg S, 4.63%, due 10/04/47	9,658,000

	9,000,000	Saudi Government International Bond, Reg S, 5.00%, due 01/18/53	8,250,750

	64,500,000	Saudi Government International Bond, Reg S, 3.45%, due 02/02/61	45,121,781

			63,030,531

		Total Saudi Arabia	101,226,217

		Senegal — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	7,100,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	4,693,987

		Serbia — 0.7%

		Sovereign and Sovereign Agency Issuers — 0.7%

	9,700,000	Serbia International Bond, Reg S, 6.50%, due 09/26/33	9,401,725

EUR	13,600,000	Serbia International Bond, Reg S, 2.05%, due 09/23/36	8,525,067

		Total Serbia	17,926,792

		South Africa — 4.5%

		Sovereign and Sovereign Agency Issuers — 4.5%

	5,420,000	Eskom Holdings SOC Ltd, Reg S, 7.13%, due 02/11/25	5,178,810

	19,700,000	Eskom Holdings SOC Ltd, Reg S, 8.45%, due 08/10/28	17,986,100

ZAR	165,550,000	Eskom Holdings SOC Ltd, Zero Coupon, due 12/31/32	1,586,845

ZAR	1,057,200,000	Republic of South Africa Government International Bond, 6.50%, due 02/28/41	30,501,387

	58,400,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	39,558,700

	23,100,000	Republic of South Africa Government International Bond, 7.30%, due 04/20/52	18,527,644

	5,700,000	Transnet SOC Ltd, Reg S, 8.25%, due 02/06/28	5,444,569

ZAR	22,200,000	Transnet SOC Ltd, 13.50%, due 04/18/28	1,174,884

		Total South Africa	119,958,939

		Sri Lanka — 1.0%

		Sovereign and Sovereign Agency Issuers — 1.0%

	5,880,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26 (d)	2,187,727

	9,444,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27 (d)	3,413,416

	28,000,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28 (d)	10,111,500

	7,100,000	Sri Lanka Government International Bond, Reg S, 7.85%, due 03/14/29 (d)	2,592,281

	24,400,000	Sri Lanka Government International Bond, Reg S, 7.55%, due 03/28/30 (d)	8,811,450

		Total Sri Lanka	27,116,374

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†		Description	Value ($)
		SupraNational — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

TRY	44,500,000	International Finance Corp, Reg S, Zero Coupon, due 02/15/29	537,983

		Suriname — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	13,600,000	Republic of Suriname, Reg S, 12.88%, due 12/30/23 (d)	11,211,500

	14,259,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (d)	10,692,468

		Total Suriname	21,903,968

		Tajikistan — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	9,274,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	7,511,940

		Trinidad And Tobago — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

	21,100,000	Heritage Petroleum Co Ltd, Reg S, 9.00%, due 08/12/29	21,862,237

	9,900,000	Telecommunications Services of Trinidad & Tobago Ltd, Reg S, 8.88%, due 10/18/29	8,272,688

		Total Trinidad And Tobago	30,134,925

		Tunisia — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

JPY	5,960,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	17,111,071

JPY	2,030,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	5,245,290

JPY	730,000,000	Banque Centrale de Tunisie SA, 3.50%, due 02/03/33	1,833,842

		Total Tunisia	24,190,203

		Turkey — 3.2%

		Sovereign and Sovereign Agency Issuers — 3.2%

	12,644,000	Istanbul Metropolitan Municipality, Reg S, 6.38%, due 12/09/25	10,963,138

	18,702,000	Republic of Turkey, 6.00%, due 01/14/41	13,089,062

	92,913,000	Republic of Turkey, 5.75%, due 05/11/47	60,788,331

		Total Turkey	84,840,531

		Ukraine — 0.7%

		Sovereign and Sovereign Agency Issuers — 0.7%

	5,500,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (c) (d)	935,000

	13,900,000	State Agency of Roads of Ukraine, Reg S, 6.25%, due 06/24/30 (c) (d)	2,278,731

	7,919,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/28 (c) (d)	1,513,519

	4,769,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/29 (c) (d)	909,985

Par Value†	Description	Value ($)
	Ukraine — continued

	Sovereign and Sovereign Agency Issuers — continued

19,400,000	Ukraine Government International Bond, Reg S, 9.75%, due 11/01/30 (c) (d)	3,871,512

30,500,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/34 (c) (d)	5,499,531

24,300,000	Ukraine Government International Bond, Reg S, 7.25%, due 03/15/35 (c) (d)	4,469,681

200,000	Ukraine Railways Via Rail Capital Markets PLC, Reg S, 7.88%, due 07/15/28 (c) (d)	45,538

	Total Ukraine	19,523,497

	United Arab Emirates — 1.7%

	Sovereign and Sovereign Agency Issuers — 1.7%

3,700,000	Abu Dhabi Crude Oil Pipeline LLC, Reg S, 4.60%, due 11/02/47	3,416,256

6,700,000	Abu Dhabi Government International Bond, Reg S, 3.13%, due 09/30/49	4,883,881

7,400,000	Abu Dhabi Government International Bond, Reg S, 2.70%, due 09/02/70	4,448,325

6,200,000	DAE Funding LLC, Reg S, 3.38%, due 03/20/28	5,625,725

15,900,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	9,751,669

23,000,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	15,155,563

2,700,000	MDGH GMTN (RSC) Ltd, 144A, 5.50%, due 04/28/33	2,865,881

	Total United Arab Emirates	46,147,300

	United States — 0.6%

	Asset-Backed Securities — 0.3%

736,373	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 5.35%, due 12/15/35	706,977

231,564	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 5.35%, due 12/15/35	227,888

541,958	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 5.31%, due 05/15/36	510,626

6,562,982	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 5.29%, due 11/25/36	2,326,343

6,616,776	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 5.36%, due 11/25/36	2,346,635

3,419,007	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 5.50%, due 04/25/37	1,309,325

		7,427,794

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	U.S. Government — 0.3%

9,100,000	U.S. Treasury Note, 3.88%, due 11/30/27 (h)	9,114,574

	Total United States	16,542,368

	Uruguay — 0.5%

	Sovereign and Sovereign Agency Issuers — 0.5%

14,018,000	Uruguay Government International Bond, 5.10%, due 06/18/50	13,757,791

	Uzbekistan — 0.5%

	Sovereign and Sovereign Agency Issuers — 0.5%

6,200,000	Republic of Uzbekistan International Bond, Reg S, 3.70%, due 11/25/30	4,957,288

1,037,000	Uzbek Industrial & Construction Bank ATB, Reg S, 5.75%, due 12/02/24	959,095

8,100,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	6,459,750

	Total Uzbekistan	12,376,133

	Venezuela — 1.1%

	Sovereign and Sovereign Agency Issuers — 1.1%

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (c) (d)	557,325

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (d)	5,016,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (d)	1,239,340

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (d)	1,208,278

36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (d)	2,324,100

23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (d)	1,508,125

172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (d)	10,972,355

68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (d)	5,736,450

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (d)	584,500

	Total Venezuela	29,146,473

	Vietnam — 0.8%

	Sovereign and Sovereign Agency Issuers — 0.8%

15,858,000	Debt & Asset Trading Corp, Reg S, 1.00%, due 10/10/25	13,259,270

8,018,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 6.31%, due 03/13/28 (c)	7,376,560

	Total Vietnam	20,635,830

	Zambia — 0.5%

	Sovereign and Sovereign Agency Issuers — 0.5%

2,900,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22 (d)	1,296,481

Par Value†		Description	Value ($)
		Zambia — continued

		Sovereign and Sovereign Agency Issuers — continued

	26,772,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27 (d)	12,922,510

		Total Zambia	14,218,991

		TOTAL DEBT OBLIGATIONS (COST $3,678,936,959)	2,476,433,095

		LOAN ASSIGNMENTS — 1.1%

		Chad — 0.4%

	1,886,806	Glencore UK (Chad) Loan Agreement,

		Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 7.52%, due 09/30/25 (c)	1,545,294

	12,438,498	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 7.77%, due 12/31/27 (c)	8,383,548

		Total Chad	9,928,842

		Kenya — 0.1%

	1,966,667	Republic of Kenya Loan Agreement, 6 mo. LIBOR + 6.70%, 12.35%, due 04/10/25 (a)	1,769,072

		Turkey — 0.6%

	19,275,000	Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, 8.85%, due 06/23/28 (a)	17,512,594

		TOTAL LOAN ASSIGNMENTS (COST $34,737,768)	29,210,508

		LOAN PARTICIPATIONS — 0.5%

		Angola — 0.4%

	194,000	Republic of Angola Loan Agreement (Participation via Avenir II BV), Reg S, 6 mo. LIBOR + 4.50%, 10.15%, due 12/07/23 (c)	193,030

	7,771,429	Republic of Angola Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (c)	7,227,429

	3,850,000	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	3,734,500

		Total Angola	11,154,959

		Egypt — 0.0%

CHF	237	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (a)	214

		Iraq — 0.0%

EUR	559,895	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (c)	500,472

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

	Par Value† / Shares	Description	Value ($)

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (d)	2

		Sudan — 0.1%

CHF	11,833,578	Republic of Sudan Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (c) (d)	714,627

CHF	5,155,077	Republic of Sudan Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (c) (d)	311,314

		Total Sudan	1,025,941

		TOTAL LOAN PARTICIPATIONS (COST $32,372,550)	12,681,588

		INVESTMENT FUNDS — 0.1%

		Colombia — 0.1%

	3,272,155	Bona Fide Investments Feeder LLC (a) (i) (j)	3,654,150

		TOTAL INVESTMENT FUNDS (COST $3,272,155)	3,654,150

		MUTUAL FUNDS — 1.0%

		United States — 1.0%

		Affiliated Issuers — 1.0%

	5,516,891	GMO U.S. Treasury Fund	27,584,457

		TOTAL MUTUAL FUNDS (COST $27,623,760)	27,584,457

		RIGHTS/WARRANTS — 0.4%

		Argentina — 0.3%

EUR	271,989,676	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (k)	8,412,994

JPY	1,898,045,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (a) (k)	197,110

		Total Argentina	8,610,104

Shares	Description	Value ($)

	Ukraine — 0.1%

11,746,000	Government of Ukraine GDP Linked, Variable Rate, Reg S, Expires 08/01/41 (c) (d) (k)	3,368,166

	TOTAL RIGHTS/WARRANTS (COST $44,856,294)	11,978,270

	SHORT-TERM INVESTMENTS — 1.4%

	Money Market Funds — 0.1%

2,023,137	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (l)	2,023,137

	Repurchase Agreements — 1.3%

35,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated, 05/31/23 maturing on 06/01/23 with a maturity value of $35,004,900 and an effective yield of 5.04%, collateralized by a U.S. Treasury Note with maturity date 10/31/27 and a market value of $35,714,373.	35,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $37,023,137)	37,023,137

	TOTAL INVESTMENTS — 96.8% (Cost $3,858,822,623)	2,598,565,205

	Other Assets and Liabilities (net) — 3.2%	85,467,466

	TOTAL NET ASSETS — 100.0%	$2,684,032,671

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2023

Bona Fide Investments Feeder LLC	12/31/21	$3,272,155	0.1%	$3,654,150

GTLK Europe Capital DAC, Reg S, 4.65%,due 03/10/27	04/30/20	6,693,581	0.0%	343,500

GTLK Europe Capital DAC, Reg S, 4.80%,due 02/26/28	03/12/21	5,325,029	0.0%	260,000

GTLK Europe Capital DAC, Reg S, 4.35%,due 02/27/29	01/26/22	5,922,366	0.0%	340,000

				$4,597,650

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Bond Forward Contracts

Reference Entity	Counterparty	Notional Amount		Expiration Date	Net Unrealized Appreciation/ (Depreciation) ($)
Colombian TES	CITI	COP	59,980,000,000	06/27/23	$192,013

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/20/2023	SSB	EUR	128,500,000	USD	140,062,198	2,566,502
07/18/2023	SSB	GBP	41,000,000	USD	51,229,500	180,640
10/11/2023	MSCI	HKD	851,300,000	USD	109,239,061	169,509
06/20/2023	BOA	JPY	4,450,100,000	USD	32,889,510	861,020
07/31/2023	BCLY	TRY	490,600,000	USD	21,082,165	732,802
07/10/2023	MSCI	USD	3,260,640	COP	15,400,000,000	167,759
08/02/2023	MSCI	BRL	28,700,000	USD	5,564,496	(31,791)
07/10/2023	MSCI	COP	90,220,000,000	USD	19,297,735	(787,339)
06/05/2023	MSCI	PEN	36,200,000	USD	9,739,561	(117,005)
08/31/2023	JPM	PEN	36,200,000	USD	9,797,023	(2,457)
06/05/2023	JPM	USD	9,859,730	PEN	36,200,000	(3,164)
08/30/2023	MSCI	ZAR	664,300,000	USD	33,341,255	(50,945)

						$3,685,531

Reverse Repurchase Agreements(m)

Face Value		Description	Value ($)

USD	(739,630)	Nomura International Plc, 1.00%, dated 05/11/23, (collateral: El Salvador Government International Bond, Reg S, 7.12%, due 01/20/50), to be repurchased on demand at face value plus accrued interest.	(739,630)

USD	(897,758)	Nomura International Plc, 3.00%, dated 05/15/23, (collateral: Ecuador Government International Bond, Reg S, Step Up, 2.50%, due 07/31/35), to be repurchased on demand at face value plus accrued interest.	(897,758)

USD	(524,560)	Nomura International Plc, 3.75%, dated 05/15/23, (collateral: Ecuador Government International Bond, Reg S, Zero Coupon, due 07/31/30), to be repurchased on demand at face value plus accrued interest.	(524,560)

USD	(3,299,080)	Nomura International Plc, 3.75%, dated 05/15/23, (collateral: El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35), to be repurchased on demand at face value plus accrued interest.	(3,299,080)

USD	(399,709)	Nomura International Plc, 4.00%, dated 05/15/23, (collateral: Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43), to be repurchased on demand at face value plus accrued interest.	(399,709)

USD	(5,914,909)	Nomura International Plc, 4.50%, dated 05/23/23, (collateral: Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45), to be repurchased on demand at face value plus accrued interest.	(5,914,909)

USD	(713,292)	Nomura International Plc, 4.50%, dated 05/23/23, (collateral: Ecuador Government International Bond, Reg S, Step Up, 5.50%, due 07/31/30), to be repurchased on demand at face value plus accrued interest.	(713,292)

			$(12,488,938)

		Average balance outstanding	$(8,678,864)

		Average interest rate (net)	(3.79)%

		Maximum balance outstanding	$(12,488,938)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)

Put Sold	USD	7,946,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC)(CP-DB) (a)	(162,386)	14,857

Put Sold	USD	41,197,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (a)	(1,480,907)	140,165

Put Sold	USD	81,200,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (a)	(4,597,770)	195,899

					$(6,241,063)	$350,921

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.38.V1	USD	116,100,000	1.00%	2.43%	N/A	12/20/2027	Quarterly	$11,377,800	$6,488,597	$(4,889,203)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Republic of Nigeria	JPM	USD	9,100,000	5.00%	3.93%	N/A	12/20/2023	Quarterly	182,831	(52,665)	(235,496)
Petrobras Global Finance BV	CITI	USD	40,600,000	1.00%	0.84%	N/A	12/20/2024	Quarterly	644,565	(97,024)	(741,589)
Republic of Turkey	BCLY	USD	14,000,000	1.00%	5.99%	N/A	12/20/2024	Quarterly	1,744,254	1,000,974	(743,280)
Republic of Turkey	CITI	USD	19,700,000	1.00%	5.99%	N/A	12/20/2024	Quarterly	1,335,735	1,408,514	72,779
Commonwealth of Bahamas	DB	EUR	23,501,331	1.00%	7.67%	N/A	06/20/2025	Quarterly	2,918,259	1,489,550	(1,428,709)
Republic of Brazil	MORD	USD	14,000,000	1.00%	0.72%	N/A	06/20/2025	Quarterly	110,957	(77,520)	(188,477)
Republic of Colombia	CITI	USD	4,900,000	1.00%	1.28%	N/A	06/20/2025	Quarterly	66,492	26,845	(39,647)
Republic of Colombia	CITI	USD	45,000,000	1.00%	1.28%	N/A	06/20/2025	Quarterly	913,315	246,538	(666,777)
Republic of South Africa	BCLY	USD	37,800,000	1.00%	2.06%	N/A	06/20/2025	Quarterly	561,569	771,357	209,788
Republic of Egypt	CITI	USD	2,500,000	1.00%	18.81%	N/A	12/20/2027	Quarterly	712,500	1,117,167	404,667
Republic of Egypt	JPM	USD	2,800,000	1.00%	18.81%	N/A	12/20/2027	Quarterly	772,800	1,251,228	478,428
Republic of Egypt	JPM	USD	2,800,000	1.00%	18.81%	N/A	12/20/2027	Quarterly	812,000	1,251,228	439,228
Kingdom of Bahrain	MORD	USD	6,000,000	1.00%	2.64%	N/A	06/20/2028	Quarterly	446,557	424,049	(22,508)
Republic of South Africa	MORD	USD	41,600,000	1.00%	3.15%	N/A	06/20/2028	Quarterly	3,441,730	3,816,646	374,916
Republic of Turkey	MORD	USD	1,800,000	1.00%	5.99%	N/A	06/20/2028	Quarterly	394,493	345,550	(48,943)
United States of Mexico	BCLY	USD	16,200,000	1.00%	1.15%	N/A	06/20/2028	Quarterly	269,613	109,880	(159,733)
United States of Mexico	GS	USD	16,200,000	1.00%	1.41%	N/A	06/20/2029	Quarterly	1,287,609	350,851	(936,758)
United States of Mexico	GS	USD	16,200,000	1.00%	1.77%	N/A	09/20/2031	Quarterly	2,138,931	848,965	(1,289,966)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	2,787,000	1.00%	6.24%	2,787,000 USD	06/20/2023	Quarterly	(508,123)	(7,989)	500,134
Commonwealth of Bahamas	DB	USD	5,675,000	1.00%	6.24%	5,675,000 USD	06/20/2023	Quarterly	(1,017,200)	(16,267)	1,000,933
Commonwealth of Bahamas	DB	USD	31,567,771	1.00%	7.66%	31,567,771 USD	06/20/2025	Quarterly	(3,380,251)	(1,838,539)	1,541,712

									$13,848,636	$12,369,338	$(1,479,298)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
BRL-CDI	12.70%	BRL	1,780,364,487	01/02/2025	At Maturity	—	5,724,964	5,724,964
0.30%	JPY-TONA-OIS-COMPOUND	JPY	9,270,000,000	12/21/2027	Annually	(67,598)	(137,757)	(70,159)
USD - SOFR - COMPOUND	4.01%	USD	50,200,000	12/21/2027	Annually	1,257,670	894,715	(362,955)
0.58%	JPY-TONA-OIS-COMPOUND	JPY	4,710,000,000	12/21/2032	Annually	(108,339)	95,039	203,378
2.80%	6 Month EURIBOR	EUR	22,600,000	03/16/2033	Semi-Annually	86,566	295,732	209,166
2.30%	6 Month EURIBOR	EUR	30,200,000	03/19/2053	Semi-Annually	(91,667)	1,939,159	2,030,826
3.40%	GBP - SONIA - COMPOUND	GBP	25,000,000	09/20/2053	Annually	(77,731)	2,397,451	2,475,182

						$998,901	$11,209,303	$10,210,402

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Security is backed by U.S. Treasury Bonds.

(c)	Investment valued using significant unobservable inputs.
(d)	Security is in default.

(e)	Security is backed by the United States International Development Finance Corporation.

(f)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(g)	The security is restricted as to resale.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(i)	Affiliated company.

(j)	Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals.

(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.
(l)	The rate disclosed is the 7 day net yield as of May 31, 2023.

(m)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

The rates shown on variable rate notes are the current interest rates at May 31, 2023, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDI - Certificado de Deposito Interbancario

CJSC - Closed Joint-Stock Company

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

GMTN - Global Medium Term Note

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TONA - Tokyo Overnight Average Rate

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

BRL - Brazilian Real

CHF - Swiss Franc

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

PEN - Peruvian Sol

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 46.7%

	Corporate Debt — 17.5%

	Australia — 1.4%

2,325,000	FMG Resources August 2006 Pty Ltd, 144A, 4.38%, due 04/01/31	1,964,959

550,000	Mineral Resources Ltd, 144A, 8.00%, due 11/01/27	551,601

	Total Australia	2,516,560

	Canada — 2.3%

1,090,000	Air Canada, 144A, 3.88%, due 08/15/26	1,011,832

450,000	Parkland Corp, 144A, 4.50%, due 10/01/29	389,652

200,000	Parkland Corp, 144A, 4.63%, due 05/01/30	172,900

450,000	Superior Plus LP / Superior General Partner Inc, 144A, 4.50%, due 03/15/29	394,686

1,150,000	TransAlta Corp, 7.75%, due 11/15/29	1,196,518

1,200,000	Videotron Ltd, 144A, 3.63%, due 06/15/29	1,032,348

	Total Canada	4,197,936

	Cayman Islands — 0.5%

981,000	Sands China Ltd, 5.90%, due 08/08/28	927,152

	Hong Kong — 0.8%

750,000	Melco Resorts Finance Ltd, 144A, 5.75%, due 07/21/28	630,054

1,000,000	Melco Resorts Finance Ltd, 144A, 5.38%, due 12/04/29	798,648

	Total Hong Kong	1,428,702

	United Kingdom — 1.3%

1,500,000	Rolls-Royce Plc, 144A, 5.75%, due 10/15/27	1,460,009

1,000,000	Virgin Media Secured Finance Plc, 144A, 4.50%, due 08/15/30	831,058

	Total United Kingdom	2,291,067

	United States — 11.2%

300,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.38%, due 06/15/29	276,187

325,000	Apache Corp., 5.35%, due 07/01/49	247,683

250,000	Arconic Corp., 144A, 6.00%, due 05/15/25	250,674

450,000	Builders FirstSource, Inc., 144A, 4.25%, due 02/01/32	387,036

1,300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144A, 4.75%, due 03/01/30	1,096,379

400,000	CNX Resources Corp., 144A, 7.38%, due 01/15/31	385,479

250,000	Cogent Communications Group, Inc., 144A, 3.50%, due 05/01/26	229,592

550,000	Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC, 144A, 4.75%, due 01/15/29	504,969

700,000	Crown Americas LLC, 5.25%, due 04/01/30	668,115

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

750,000	Directv Financing LLC / Directv Financing Co., Inc., 144A, 5.88%, due 08/15/27	660,613

750,000	Fortress Transportation and Infrastructure Investors LLC, 144A, 5.50%, due 05/01/28	673,288

1,100,000	Howard Hughes Corp. (The), 144A, 5.38%, due 08/01/28	977,999

300,000	Howard Hughes Corp. (The), 144A, 4.38%, due 02/01/31	236,284

450,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	393,945

550,000	International Game Technology Plc, 144A, 6.25%, due 01/15/27	548,922

1,975,000	Iron Mountain Information Management Services, Inc., 144A, 5.00%, due 07/15/32	1,683,578

500,000	Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, due 08/15/28	407,382

500,000	KB Home, 4.80%, due 11/15/29	457,070

625,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, due 02/01/27	529,541

1,050,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.75%, due 06/15/29	820,679

400,000	Las Vegas Sands Corp., 3.50%, due 08/18/26	370,443

1,800,000	Las Vegas Sands Corp., 3.90%, due 08/08/29	1,592,184

625,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	527,927

1,500,000	New Fortress Energy, Inc., 144A, 6.50%, due 09/30/26	1,329,368

812,000	Occidental Petroleum Corp., 8.50%, due 07/15/27	889,440

636,000	PG&E Corp., 5.00%, due 07/01/28	586,665

750,000	PG&E Corp., 5.25%, due 07/01/30	677,756

400,000	Talen Energy Supply LLC, 144A, 8.63%, due 06/01/30	407,480

393,097	Topaz Solar Farms LLC, 144A, 5.75%, due 09/30/39	388,179

748,000	United Airlines, Inc., 144A, 4.63%, due 04/15/29	677,570

500,000	Vector Group Ltd., 144A, 5.75%, due 02/01/29	434,472

400,000	Vistra Operations Co. LLC, 144A, 4.38%, due 05/01/29	348,643

800,000	Yum! Brands, Inc., 4.63%, due 01/31/32	727,585

	Total United States	20,393,127

	Total Corporate Debt	31,754,544

	U.S. Government — 29.2%

2,200,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 5.40%, due 07/31/23 (a)	2,199,975

38,600,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 5.30%, due 04/30/24 (a)	38,572,536

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

	Par Value† / Shares	Description	Value ($)

		Corporate Debt — continued

		U.S. Government — continued

	5,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.41%, due 07/31/24 (a)	5,500,404

	6,700,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.57%, due 01/31/25 (a)	6,712,392

		Total U.S. Government	52,985,307

		TOTAL DEBT OBLIGATIONS (COST $86,064,652)	84,739,851

		SHORT-TERM INVESTMENTS — 42.9%

		Repurchase Agreements — 16.5%

	30,000,000	Nomura Securities International, Inc. Repurchase Ageement, dated 05/31/23, maturing on 06/01/23 with a maturity value of $30,004,200 and an effective yield of 5.04%, collateralized by a U.S. Treasury Note with maturity date 10/31/27 and a market value of $30,612,166.	30,000,000

		Sovereign and Sovereign Agency Issuers — 24.5%

JPY	1,700,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/12/23	12,202,081

JPY	4,500,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/19/23	32,300,681

		Total Sovereign and Sovereign Agency Issuers	44,502,762

		Money Market Funds — 1.9%

	3,337,330	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (b)	3,337,330

		TOTAL SHORT-TERM INVESTMENTS (COST $79,229,044)	77,840,092

		TOTAL INVESTMENTS — 89.6% (Cost $165,293,696)	162,579,943

		Other Assets and Liabilities (net) — 10.4%	18,886,502

		TOTAL NET ASSETS — 100.0%	$181,466,445

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/12/2023	BCLY	JPY	4,000,000,000	USD	29,836,607	1,083,402
06/20/2023	MSCI	JPY	4,500,000,000	USD	33,406,008	1,018,375
06/12/2023	CGMI	USD	16,476,968	JPY	2,300,000,000	56,125

						$2,157,902

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
35	U.S. Treasury Note 10 Yr. (CBT)	September 2023	4,006,406	1,092
32	U.S. Treasury Note 2 Yr. (CBT)	September 2023	6,586,500	(9,755)
124	U.S. Treasury Note 5 Yr. (CBT)	September 2023	13,525,688	(23,901)

			$24,118,594	$(32,564)

Sales
4	U.S. Long Bond (CBT)	September 2023	513,375	(3,849)
1	U.S. Ultra Bond (CBT)	September 2023	136,875	(1,740)

			$650,250	$(5,589)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
CDX.NA.HY.S40	BCLY	99.50%	06/21/23	USD	(27,430,000)	Fixed Spread	Pay	(78,827)
CDX.NA.HY.S40	GS	97.50%	07/19/23	USD	(9,060,000)	Fixed Spread	Pay	(34,007)

			Total Written Options On Credit Default Swaps — Puts					(112,834)

			TOTAL WRITTEN OPTIONS (Premiums $345,765)					$(112,834)

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date		Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HYS.40.V1	USD	26,849,000	5.00%	4.75%	26,849,000	USD	06/20/2028	Quarterly	$172,329	$268,946	$96,617

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD	16,910,000	06/20/2023	Quarterly	(167)	207,951	208,118
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	10,930,000	06/20/2023	Quarterly	(103)	174,793	174,896
SOFR	Total Return on iBoxx USD Liquid High Yield Index	GS	USD	12,810,000	06/20/2023	Quarterly	(56,055)	(141,056)	(85,001)
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD	42,900,000	06/20/2023	Quarterly	(428)	313,283	313,711
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	22,700,000	06/20/2023	Quarterly	(226)	199,667	199,893
SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD	990,000	06/20/2023	Quarterly	(6,058)	(3,287)	2,771
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD	1,460,000	09/20/2023	Quarterly	(18)	6,047	6,065
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	2,010,000	09/20/2023	Quarterly	(25)	4,881	4,906

							$(63,080)	$762,279	$825,359

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2023.

The rates shown on variable rate notes are the current interest rates at May 31, 2023, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CGMI - Citigroup Global Markets Inc.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 65.4%

	Australia — 0.2%

	Corporate Debt

250,000	AngloGold Ashanti Holdings Plc, 3.38%, due 11/01/28	220,902

	Bermuda — 0.1%

	Corporate Debt

200,000	Triton Container International Ltd / TAL International Container Corp, 3.25%, due 03/15/32	152,759

	Canada — 0.4%

	Corporate Debt

150,000	Fairfax Financial Holdings Ltd, 5.63%, due 08/16/32	146,826

150,000	Rogers Communications Inc, 5.00%, due 03/15/44	132,047

150,000	Rogers Communications Inc, 144A, 4.50%, due 03/15/42	124,280

150,000	Rogers Communications Inc, 144A, 4.55%, due 03/15/52	119,118

	Total Canada	522,271

	Chile — 0.2%

	Corporate Debt

200,000	Enel Chile SA, 4.88%, due 06/12/28	193,975

	Hong Kong — 0.2%

	Corporate Debt

250,000	Prudential Funding Asia Plc, 3.13%, due 04/14/30	222,555

	Japan — 1.3%

	Corporate Debt

300,000	Mitsubishi UFJ Financial Group, Inc., Variable Rate, 4.08%, due 04/19/28	286,421

200,000	Mitsubishi UFJ Financial Group, Inc., Variable Rate, 4.32%, due 04/19/33	186,009

200,000	Mizuho Financial Group, Inc., 4.02%, due 03/05/28	190,379

250,000	Mizuho Financial Group, Inc., Variable Rate, 4.25%, due 09/11/29	236,568

200,000	Mizuho Financial Group, Inc., Variable Rate, 5.75%, due 05/27/34	204,025

200,000	Sumitomo Mitsui Financial Group, Inc., 5.46%, due 01/13/26	200,774

200,000	Sumitomo Mitsui Financial Group, Inc., 5.77%, due 01/13/33	208,911

	Total Japan	1,513,087

	Mexico — 0.2%

	Corporate Debt

200,000	Southern Copper Corp, 5.88%, due 04/23/45	201,755

Par Value†	Description	Value ($)

	Netherlands — 0.2%

	Corporate Debt — continued

200,000	ING Groep NV, Variable Rate, 4.02%, due 03/28/28	189,449

	Spain — 0.5%

	Corporate Debt

200,000	Banco Bilbao Vizcaya Argentaria SA, 1.13%, due 09/18/25	180,742

200,000	Banco Bilbao Vizcaya Argentaria SA, Variable Rate, 5.86%, due 09/14/26	199,112

200,000	Banco Bilbao Vizcaya Argentaria SA, Variable Rate, 6.14%, due 09/14/28	202,603

	Total Spain	582,457

	United Kingdom — 1.6%

	Corporate Debt

200,000	Barclays Plc, Variable Rate, 4.97%, due 05/16/29	190,872

200,000	HSBC Holdings Plc, Variable Rate, 2.25%, due 11/22/27	177,876

200,000	HSBC Holdings Plc, Variable Rate, 4.58%, due 06/19/29	189,682

500,000	HSBC Holdings Plc, Variable Rate, 3.97%, due 05/22/30	456,221

250,000	Lloyds Banking Group Plc, Variable Rate, 3.75%, due 03/18/28	233,315

250,000	Mead Johnson Nutrition Co., 4.13%, due 11/15/25	246,352

250,000	Natwest Group Plc, Variable Rate, 3.07%, due 05/22/28	227,194

200,000	Natwest Group Plc, Variable Rate, 4.89%, due 05/18/29	192,777

	Total United Kingdom	1,914,289

	United States — 60.5%

	Asset-Backed Securities — 15.6%

3,380,000	Citigroup Commercial Mortgage Trust, 144A, 3.90%, due 05/10/36	3,332,570

15,310,000	Citigroup Commercial Mortgage Trust, 144A, 3.34%, due 05/10/36	15,072,683

		18,405,253

	Corporate Debt — 17.4%

300,000	AbbVie, Inc., 4.50%, due 05/14/35	284,639

250,000	AES Corp. (The), 1.38%, due 01/15/26	222,959

150,000	AES Corp. (The), 2.45%, due 01/15/31	120,062

250,000	Aircastle Ltd., 4.13%, due 05/01/24	244,572

200,000	Aircastle Ltd., 4.25%, due 06/15/26	188,538

250,000	Altria Group, Inc., 5.80%, due 02/14/39	241,981

150,000	Altria Group, Inc., 5.95%, due 02/14/49	138,971

350,000	Altria Group, Inc., 4.00%, due 02/04/61	238,430

150,000	Amcor Finance USA, Inc., 3.63%, due 04/28/26	143,160

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

150,000	Arch Capital Group US, Inc., 5.14%, due 11/01/43	136,821

250,000	Athene Holding Ltd., 4.13%, due 01/12/28	231,198

200,000	Athene Holding Ltd., 6.15%, due 04/03/30	201,414

150,000	AutoZone, Inc., 4.00%, due 04/15/30	139,874

100,000	Baxalta, Inc., 5.25%, due 06/23/45	95,195

150,000	Berry Global, Inc., 144A, 5.50%, due 04/15/28	148,353

200,000	Biogen, Inc., 4.05%, due 09/15/25	195,165

150,000	Biogen, Inc., 2.25%, due 05/01/30	125,600

200,000	Boeing Co. (The), 5.71%, due 05/01/40	197,034

200,000	Boeing Co. (The), 5.81%, due 05/01/50	195,800

250,000	Boeing Co. (The), 5.93%, due 05/01/60	243,680

250,000	Booking Holdings, Inc., 3.65%, due 03/15/25	244,747

150,000	Booking Holdings, Inc., 3.60%, due 06/01/26	145,280

200,000	Booking Holdings, Inc., 4.63%, due 04/13/30	198,767

300,000	Broadcom, Inc., 144A, 3.42%, due 04/15/33	249,160

300,000	Broadcom, Inc., 144A, 3.19%, due 11/15/36	224,497

150,000	Broadcom, Inc., 144A, 4.93%, due 05/15/37	134,905

200,000	Cardinal Health, Inc., 3.08%, due 06/15/24	194,994

300,000	Cardinal Health, Inc., 4.37%, due 06/15/47	241,169

400,000	Carrier Global Corp., 2.72%, due 02/15/30	344,595

150,000	CDW LLC / CDW Finance Corp., 4.25%, due 04/01/28	138,629

200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, due 04/01/38	168,665

100,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, due 10/23/55	92,510

150,000	Continental Resources, Inc., 4.90%, due 06/01/44	112,705

350,000	Corning, Inc., 5.45%, due 11/15/79	309,621

200,000	DCP Midstream Operating LP, 5.63%, due 07/15/27	201,385

200,000	DCP Midstream Operating LP,, 5.38%, due 07/15/25	197,794

250,000	DENTSPLY SIRONA, Inc., 3.25%, due 06/01/30	218,600

200,000	Dick’s Sporting Goods, Inc., 3.15%, due 01/15/32	161,783

200,000	Dick’s Sporting Goods, Inc., 4.10%, due 01/15/52	133,301

250,000	Eagle Materials, Inc., 2.50%, due 07/01/31	203,502

200,000	Ecolab, Inc., 5.25%, due 01/15/28	205,611

200,000	Ecolab, Inc., 4.80%, due 03/24/30	238,152

150,000	Eli Lilly & Co., 4.15%, due 03/15/59	131,620

200,000	Enstar Group Ltd., 4.95%, due 06/01/29	188,345

200,000	Equinix Inc., 1.00%, due 09/15/25	180,563

150,000	FedEx Corp., 4.75%, due 11/15/45	130,701

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

200,000	FedEx Corp., 4.55%, due 04/01/46	168,666

250,000	Fortune Brands Innovations Inc., 3.25%, due 09/15/29	218,115

150,000	FS KKR Capital Corp., 3.40%, due 01/15/26	136,005

150,000	Gilead Sciences, Inc., 4.00%, due 09/01/36	136,380

250,000	GLP Capital LP / GLP Financing II, Inc., 5.38%, due 04/15/26	242,830

150,000	GLP Capital LP / GLP Financing II, Inc., 5.75%, due 06/01/28	144,830

250,000	GLP Capital LP / GLP Financing II, Inc., 4.00%, due 01/15/31	215,007

150,000	Hasbro, Inc., 3.90%, due 11/19/29	136,880

150,000	HCA, Inc., 5.38%, due 02/01/25	148,957

150,000	HCA, Inc., 5.50%, due 06/15/47	137,286

200,000	HCA, Inc., 5.25%, due 06/15/49	176,416

150,000	International Business Machines Corp., 4.15%, due 05/15/39	131,224

150,000	International Business Machines Corp., 3.43%, due 02/09/52	107,027

150,000	Interpublic Group of Cos., Inc. (The), 4.75%, due 03/30/30	145,862

150,000	JPMorgan Chase & Co., Variable Rate, 4.91%, due 07/25/33	147,509

150,000	Kirby Corp., 4.20%, due 03/01/28	140,476

250,000	Kyndryl Holdings, Inc., 2.05%, due 10/15/26	213,900

300,000	Kyndryl Holdings, Inc., 3.15%, due 10/15/31	221,219

150,000	Linde, Inc., 4.70%, due 12/05/25	150,029

250,000	Lowe’s Cos., Inc., 5.80%, due 09/15/62	241,929

150,000	McDonald’s Corp., (MTN), 4.70%, due 12/09/35	146,135

150,000	McDonald’s Corp., (MTN), 4.45%, due 03/01/47	132,429

200,000	Meta Platforms, Inc., 3.50%, due 08/15/27	192,144

150,000	Meta Platforms, Inc., 3.85%, due 08/15/32	139,181

250,000	Meta Platforms, Inc., 4.65%, due 08/15/62	212,702

150,000	Morgan Stanley, Variable Rate, 3.62%, due 04/01/31	135,579

150,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	121,282

150,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	123,545

150,000	Motorola Solutions, Inc., 5.60%, due 06/01/32	150,072

250,000	MPLX LP, 5.50%, due 02/15/49	222,872

300,000	Mylan, Inc., 5.20%, due 04/15/48	226,531

250,000	NVIDIA Corp., 2.85%, due 04/01/30	228,502

250,000	NVIDIA Corp., 3.50%, due 04/01/40	211,605

200,000	NVIDIA Corp., 3.50%, due 04/01/50	160,432

200,000	Omega Healthcare Investors, Inc., 3.38%, due 02/01/31	157,819

150,000	Omega Healthcare Investors, Inc., 3.25%, due 04/15/33	110,912

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

300,000	Oracle Corp., 4.13%, due 05/15/45	231,319

200,000	Oracle Corp., 6.90%, due 11/09/52	217,674

300,000	Oracle Corp., 3.85%, due 04/01/60	202,281

250,000	O’Reilly Automotive, Inc., 4.20%, due 04/01/30	237,745

200,000	O’Reilly Automotive, Inc., 4.70%, due 06/15/32	194,842

200,000	Otis Worldwide Corp., 2.06%, due 04/05/25	188,897

250,000	Pacific Gas & Electric Co., 3.75%, due 07/01/28	227,109

250,000	Pacific Gas & Electric Co., 5.90%, due 06/15/32	244,510

150,000	Pacific Gas & Electric Co., 4.75%, due 02/15/44	114,534

200,000	Philip Morris International, Inc., 4.13%, due 03/04/43	158,617

250,000	Philip Morris International, Inc., 4.88%, due 11/15/43	219,632

150,000	Philip Morris International, Inc., 4.25%, due 11/10/44	120,887

200,000	Ross Stores, Inc., 4.60%, due 04/15/25	197,790

150,000	Santander Holdings USA, Inc., Variable Rate, 4.26%, due 06/09/25	143,857

250,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	226,814

150,000	Santander Holdings USA, Inc., Variable Rate, 6.50%, due 03/09/29	152,069

150,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	130,757

250,000	T-Mobile USA, Inc., 5.80%, due 09/15/62	250,263

150,000	Trane Technologies Luxembourg Finance SA, 3.80%, due 03/21/29	141,068

350,000	Union Pacific Corp., 4.10%, due 09/15/67	282,636

350,000	Union Pacific Corp., 3.80%, due 04/06/71	265,460

300,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	229,983

150,000	VeriSign, Inc., 2.70%, due 06/15/31	124,978

150,000	Verisk Analytics, Inc., 5.75%, due 04/01/33	155,703

350,000	Viatris, Inc., 4.00%, due 06/22/50	224,849

300,000	Vontier Corp., 2.95%, due 04/01/31	236,361

300,000	Walmart, Inc., 2.50%, due 09/22/41	220,094

150,000	Willis North America, Inc., 4.50%, due 09/15/28	142,961

150,000	Workday, Inc., 3.80%, due 04/01/32	135,252

150,000	Zimmer Biomet Holdings, Inc., 3.55%, due 04/01/25	145,216

		20,521,494

	U.S. Government — 3.7%

3,900,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 5.30%, due 04/30/24 (a)	3,897,225

450,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.41%, due 07/31/24 (a)	450,033

		4,347,258

	Par Value† / Shares	Description	Value ($)

		United States — continued

		U.S. Government Agency — 23.8%

	5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 5.10%, due 06/05/23	4,999,985

	4,000,000	Federal National Mortgage Association, TBA, 3.00%, due 06/13/53	3,550,234

	4,800,000	Federal National Mortgage Association, TBA, 2.50%, due 06/15/38	4,417,312

	1,600,000	Federal National Mortgage Association, TBA, 2.50%, due 06/13/53	1,367,781

	300,000	Federal National Mortgage Association, TBA, 2.00%, due 06/13/53	246,625

	2,900,000	Federal National Mortgage Association, TBA, 5.50%, due 06/13/53	2,898,188

	8,800,000	Federal National Mortgage Association, TBA, 5.00%, due 06/13/53	8,668,516

	2,100,000	Government National Mortgage Association, TBA, 3.00%, due 06/20/53	1,889,959

			28,038,600

		Total United States	71,312,605

		TOTAL DEBT OBLIGATIONS (COST $78,476,444)	77,026,104

		MUTUAL FUNDS — 24.0%

		United States — 24.0%

		Affiliated Issuers

	247,731	GMO Emerging Country Debt Fund, Class VI	4,355,110

	974,867	GMO Opportunistic Income Fund, Class VI	23,962,240

		TOTAL MUTUAL FUNDS (COST $32,367,720)	28,317,350

		SHORT-TERM INVESTMENTS — 28.4%

		Repurchase Agreements — 16.1%

	19,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated, 05/31/23 maturing on 06/01/23 with a maturity value of $19,002,660 and an effective yield of 5.04%, collateralized by a U.S. Treasury Note with maturity date 10/31/27 and a market value of $19,387,727.	19,000,000

		Money Market Funds — 0.6%

	682,683	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (b)	682,683

		Sovereign and Sovereign Agency Issuers — 11.7%

JPY	1,920,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/26/23	13,782,202

		TOTAL SHORT-TERM INVESTMENTS (COST $34,369,739)	33,464,885

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Notional Amount		Value ($)
Currency Options – Puts — 0.0%

USD Put/CHF Call	BCLY	0.88%	08/11/23	USD	4,360,000	USD	4,360,000	15,395

	TOTAL PURCHASED OPTIONS (COST $51,143)							15,395

	TOTAL INVESTMENTS — 117.8% (Cost $145,265,046)							138,823,734

	Other Assets and Liabilities (net) — (17.8%)							(21,012,912)

TOTAL NET ASSETS — 100.0%								$117,810,822

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/08/2023	SSB	AUD	6,310,000	USD	4,214,315	99,842
08/08/2023	JPM	AUD	1,330,000	USD	892,014	24,779
08/08/2023	BOA	AUD	450,000	USD	294,944	1,519
06/30/2023	GS	CAD	330,000	USD	243,992	727
06/30/2023	BCLY	CAD	2,550,000	USD	1,898,155	18,381
06/30/2023	BOA	CAD	570,000	USD	424,111	3,926
07/12/2023	MSCI	CHF	5,803,976	USD	6,572,885	170,969
08/15/2023	BCLY	CHF	1,458,909	USD	1,648,000	32,846
08/15/2023	JPM	CHF	230,000	USD	257,987	3,354
07/10/2023	MSCI	CLP	330,000,000	USD	410,609	5,336
07/17/2023	SSB	CZK	6,642,868	USD	313,646	14,898
07/17/2023	GS	CZK	2,800,000	USD	130,106	4,183
07/17/2023	MSCI	CZK	2,200,000	USD	103,059	4,119
07/17/2023	CGMI	CZK	2,200,000	USD	101,216	2,276
07/31/2023	JPM	EUR	2,800,000	USD	3,098,077	95,145
07/18/2023	JPM	GBP	300,000	USD	379,573	6,045
07/18/2023	SSB	GBP	200,000	USD	252,498	3,479
08/14/2023	JPM	HUF	15,230,100	USD	44,030	943
08/30/2023	CGMI	ILS	386,203	USD	104,454	489
06/26/2023	BOA	JPY	1,920,000,000	USD	14,928,495	1,096,855
06/20/2023	BCLY	JPY	78,000,000	USD	563,880	2,494
08/30/2023	JPM	NZD	1,360,000	USD	824,160	5,373
08/30/2023	MSCI	NZD	1,490,000	USD	901,331	4,278
06/05/2023	JPM	PEN	360,000	USD	98,053	31
06/27/2023	JPM	PHP	32,000,000	USD	574,919	7,094
08/22/2023	MSCI	PLN	3,300,000	USD	779,968	4,103
06/27/2023	MSCI	RON	2,431,041	USD	540,796	17,797
06/27/2023	GS	RON	450,000	USD	97,329	519
07/10/2023	BCLY	SEK	13,300,000	USD	1,301,370	73,234
07/10/2023	BOA	SEK	1,697,350	USD	166,061	9,326
07/10/2023	JPM	SEK	11,000,000	USD	1,087,987	72,235
08/22/2023	JPM	SGD	590,686	USD	440,075	1,983
06/06/2023	MSCI	TWD	23,445,600	USD	770,725	7,680
08/30/2023	JPM	TWD	23,445,600	USD	769,844	337
08/02/2023	MSCI	USD	846,049	BRL	4,363,667	4,834
06/30/2023	BOA	USD	411,442	CAD	560,000	1,371
06/30/2023	JPM	USD	2,504,483	CAD	3,410,000	9,254
08/15/2023	BOA	USD	187,781	CHF	170,000	426
07/10/2023	MSCI	USD	808,958	CLP	660,271,500	1,924

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/10/2023	MSCI	USD	121,317	COP	560,000,000	3,352
07/10/2023	JPM	USD	158,620	COP	720,000,000	1,670
08/14/2023	MSCI	USD	70,506	HUF	25,000,000	222
08/04/2023	MSCI	USD	264,493	KRW	350,000,000	1,056
07/18/2023	MSCI	USD	848,712	MXN	15,619,101	25,908
06/05/2023	MSCI	USD	182,953	PEN	680,000	2,198
08/31/2023	JPM	USD	97,429	PEN	360,000	24
06/27/2023	JPM	USD	133,082	PHP	7,500,000	2
08/22/2023	GS	USD	140,753	PLN	600,000	313
08/22/2023	JPM	USD	96,247	SGD	130,000	169
08/30/2023	GS	USD	100,313	ZAR	2,000,000	221
08/30/2023	BOA	ZAR	600,000	USD	30,249	89
08/08/2023	JPM	AUD	750,000	USD	486,467	(2,575)
06/30/2023	BCLY	CAD	1,170,000	USD	861,904	(581)
06/30/2023	BOA	CAD	1,020,000	USD	751,042	(868)
07/10/2023	MSCI	COP	506,342,000	USD	107,798	(4,925)
08/04/2023	MSCI	IDR	1,600,000,000	USD	106,469	(122)
08/18/2023	MSCI	INR	7,000,000	USD	84,281	(85)
08/04/2023	MSCI	KRW	1,144,221,675	USD	858,780	(9,359)
08/30/2023	MSCI	NZD	1,280,000	USD	767,085	(3,538)
06/05/2023	JPM	PEN	320,000	USD	86,405	(725)
08/31/2023	MSCI	PEN	360,000	USD	97,140	(314)
08/08/2023	JPM	USD	1,764,132	AUD	2,590,000	(75,307)
08/02/2023	CGMI	USD	87,963	BRL	450,000	(217)
06/30/2023	BCLY	USD	1,674,470	CAD	2,247,182	(17,923)
06/30/2023	GS	USD	1,354,268	CAD	1,810,000	(19,997)
06/30/2023	JPM	USD	1,798,006	CAD	2,400,000	(28,807)
08/15/2023	JPM	USD	1,031,009	CHF	925,000	(6,943)
07/10/2023	JPM	USD	305,412	COP	1,360,000,000	(2,644)
07/31/2023	BCLY	USD	6,098,018	EUR	5,490,000	(210,125)
07/18/2023	SSB	USD	4,943,030	GBP	3,960,000	(12,458)
07/18/2023	BOA	USD	399,001	GBP	320,000	(571)
07/18/2023	JPM	USD	902,010	GBP	720,000	(5,542)
08/04/2023	MSCI	USD	33,472	IDR	494,041,000	(559)
08/18/2023	BCLY	USD	162,514	INR	13,420,556	(765)
06/20/2023	BOA	USD	4,854,989	JPY	656,902,084	(127,100)
07/17/2023	BCLY	USD	4,481,070	NOK	46,485,429	(284,334)
07/17/2023	SSB	USD	393,605	NOK	4,100,000	(23,455)
06/27/2023	CGMI	USD	99,228	PHP	5,500,000	(1,633)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/27/2023	BCLY	USD	115,609	PHP	6,500,000	(270)
08/22/2023	GS	USD	119,445	PLN	500,000	(1,889)
08/22/2023	SSB	USD	59,146	PLN	250,000	(368)
07/10/2023	BOA	USD	449,369	SEK	4,800,000	(6,131)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/22/2023	BCLY	USD	562,152	THB	19,177,700	(6,573)
06/06/2023	JPM	USD	763,327	TWD	23,445,600	(282)

						$992,643

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
55	U.S. Long Bond (CBT)	September 2023	7,058,906	81,185
60	U.S. Treasury Note 10 Yr. (CBT)	September 2023	6,868,125	1,872
34	U.S. Treasury Note 2 Yr. (CBT)	September 2023	6,998,157	(10,405)
137	U.S. Treasury Note 5 Yr. (CBT)	September 2023	14,943,703	(26,406)
32	U.S. Treasury Ultra 10 Yr. (CBT)	September 2023	3,854,500	15,650

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
44	U.S. Ultra Bond (CBT)	September 2023	6,022,500	66,279

			$45,745,891	$128,175

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.98%	3 Month AUD BBSW	AUD	19,430,000	06/21/2025	Quarterly	(18,218)	(26,442)	(8,224)
3.91%	3 Month AUD BBSW	AUD	5,000,000	06/21/2025	Quarterly	—	(2,495)	(2,495)
3.65%	3 Month AUD BBSW	AUD	5,000,000	06/21/2025	Quarterly	—	13,843	13,843
3 Month AUD BBSW	3.65%	AUD	3,500,000	06/21/2025	Quarterly	—	(9,494)	(9,494)
CHF - SARON - OIS - COMPOUND	1.75%	CHF	3,500,000	06/21/2025	Annually	—	(1,001)	(1,001)
CHF - SARON - OIS - COMPOUND	1.88%	CHF	4,500,000	06/21/2025	Annually	—	11,531	11,531
1.85%	CHF - SARON - OIS - COMPOUND	CHF	2,000,000	06/21/2025	Annually	—	(3,712)	(3,712)
EUR -EuroSTR -COMPOUND	3.36%	EUR	4,000,000	06/21/2025	Annually	—	13,267	13,267
EUR - EuroSTR -COMPOUND	3.61%	EUR	1,500,000	06/21/2025	Annually	—	12,929	12,929
EUR - EuroSTR -COMPOUND	3.67%	EUR	4,481,000	06/21/2025	Annually	(2,883)	43,366	46,249
3.01%	EUR - EuroSTR - COMPOUND	EUR	4,000,000	06/21/2025	Annually	—	15,301	15,301
3.22%	EUR - EuroSTR - COMPOUND	EUR	4,000,000	06/21/2025	Annually	—	(1,650)	(1,650)
3.36%	EUR - EuroSTR - COMPOUND	EUR	4,000,000	06/21/2025	Annually	—	(13,557)	(13,557)
3.10%	EUR - EuroSTR - COMPOUND	EUR	4,500,000	06/21/2025	Annually	2,363	9,483	7,120
3.13%	EUR - EuroSTR - COMPOUND	EUR	3,500,000	06/21/2025	Annually	—	4,996	4,996
GBP - SONIA -COMPOUND	4.08%	GBP	2,000,000	06/21/2025	Annually	—	(44,821)	(44,821)
GBP - SONIA -COMPOUND	4.28%	GBP	4,000,000	06/21/2025	Annually	—	(71,333)	(71,333)
GBP - SONIA -COMPOUND	4.39%	GBP	4,000,000	06/21/2025	Annually	—	(61,114)	(61,114)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.18%	GBP - SONIA - COMPOUND	GBP	3,000,000	06/21/2025	Annually	—	60,400	60,400
5.22%	GBP - SONIA - COMPOUND	GBP	2,500,000	06/21/2025	Annually	—	(9,600)	(9,600)
4.80%	3 Month NZD Bank Bill Rate	NZD	6,000,000	06/21/2025	Quarterly	—	24,586	24,586
5.00%	3 Month NZD Bank Bill Rate	NZD	7,500,000	06/21/2025	Quarterly	—	13,426	13,426
3.46%	3 Month SEK STIBOR	SEK	50,000,000	06/21/2025	Quarterly	—	12,595	12,595
3.44%	3 Month SEK STIBOR	SEK	20,000,000	06/21/2025	Quarterly	1,406	5,726	4,320
3 Month SEK STIBOR	3.37%	SEK	15,000,000	06/21/2025	Quarterly	—	(6,094)	(6,094)
3 Month SEK STIBOR	3.47%	SEK	35,000,000	06/21/2025	Quarterly	—	(8,172)	(8,172)
3 Month SEK STIBOR	3.48%	SEK	60,000,000	06/21/2025	Quarterly	—	(13,062)	(13,062)
3 Month SEK STIBOR	3.86%	SEK	138,048,000	06/21/2025	Quarterly	(6,637)	62,081	68,718
3.73%	USD - SOFR - COMPOUND	USD	4,500,000	06/21/2025	Annually	—	42,883	42,883
3.86%	USD - SOFR - COMPOUND	USD	2,000,000	06/21/2025	Annually	—	14,140	14,140
4.30%	USD - SOFR - COMPOUND	USD	3,500,000	06/21/2025	Annually	—	(4,633)	(4,633)
CAD - CORRA -OIS - COMPOUND	4.18%	CAD	11,690,000	09/20/2025	Annually	(9,911)	6,853	16,764
6 Month AUD BBSW	3.77%	AUD	17,438,000	06/21/2033	Semi-Annually	20,324	(302,521)	(322,845)
6 Month AUD BBSW	3.94%	AUD	1,200,000	06/21/2033	Semi-Annually	—	(9,784)	(9,784)
6 Month AUD BBSW	4.07%	AUD	1,250,000	06/21/2033	Semi-Annually	—	(1,234)	(1,234)
6 Month AUD BBSW	4.09%	AUD	1,250,000	06/21/2033	Semi-Annually	—	(469)	(469)
6 Month AUD BBSW	4.16%	AUD	1,100,000	06/21/2033	Semi-Annually	—	3,983	3,983
6 Month AUD BBSW	4.29%	AUD	4,306,000	06/21/2033	Semi-Annually	15,773	44,863	29,090
3.91%	6 Month AUD BBSW	AUD	1,300,000	06/21/2033	Semi-Annually	—	12,746	12,746
4.02%	6 Month AUD BBSW	AUD	800,000	06/21/2033	Semi-Annually	—	2,942	2,942
CHF - SARON - OIS - COMPOUND	1.94%	CHF	850,000	06/21/2033	Annually	—	12,820	12,820
CHF - SARON - OIS - COMPOUND	1.95%	CHF	850,000	06/21/2033	Annually	—	13,465	13,465
CHF - SARON - OIS - COMPOUND	1.95%	CHF	1,100,000	06/21/2033	Annually	—	17,593	17,593
CHF - SARON - OIS - COMPOUND	1.95%	CHF	500,000	06/21/2033	Annually	—	7,668	7,668
CHF - SARON - OIS - COMPOUND	1.98%	CHF	5,541,000	06/21/2033	Annually	101	103,755	103,654
CHF - SARON - OIS - COMPOUND	2.01%	CHF	1,000,000	06/21/2033	Annually	—	21,254	21,254
CHF - SARON - OIS - COMPOUND	2.03%	CHF	800,000	06/21/2033	Annually	—	19,027	19,027
1.94%	CHF - SARON - OIS - COMPOUND	CHF	1,100,000	06/21/2033	Annually	—	(15,590)	(15,590)
1.95%	CHF - SARON - OIS - COMPOUND	CHF	1,000,000	06/21/2033	Annually	—	(15,184)	(15,184)
1.84%	CHF - SARON - OIS - COMPOUND	CHF	800,000	06/21/2033	Annually	—	(3,568)	(3,568)
1.95%	CHF - SARON - OIS - COMPOUND	CHF	800,000	06/21/2033	Annually	—	(12,714)	(12,714)
1.82%	CHF - SARON - OIS - COMPOUND	CHF	900,000	06/21/2033	Annually	—	(2,011)	(2,011)
EUR - EuroSTR - COMPOUND	2.71%	EUR	900,000	06/21/2033	Annually	—	(1,273)	(1,273)
EUR - EuroSTR - COMPOUND	2.74%	EUR	1,000,000	06/21/2033	Annually	(1,571)	1,795	3,366

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
EUR - EuroSTR - COMPOUND	2.75%	EUR	700,000	06/21/2033	Annually	—	1,687	1,687
EUR - EuroSTR - COMPOUND	2.80%	EUR	800,000	06/21/2033	Annually	—	5,734	5,734
EUR - EuroSTR - COMPOUND	2.91%	EUR	800,000	06/21/2033	Annually	—	14,055	14,055
3.04%	EUR - EuroSTR - COMPOUND	EUR	300,000	06/21/2033	Annually	—	(8,769)	(8,769)
2.97%	EUR - EuroSTR - COMPOUND	EUR	982,000	06/21/2033	Annually	(996)	(22,427)	(21,431)
2.74%	EUR - EuroSTR - COMPOUND	EUR	1,003,000	06/21/2033	Annually	261	(967)	(1,228)
2.75%	EUR - EuroSTR - COMPOUND	EUR	1,300,000	06/21/2033	Annually	1,666	(3,012)	(4,678)
2.91%	EUR - EuroSTR - COMPOUND	EUR	1,300,000	06/21/2033	Annually	—	(22,415)	(22,415)
2.89%	EUR - EuroSTR - COMPOUND	EUR	800,000	06/21/2033	Annually	—	(12,451)	(12,451)
2.74%	EUR - EuroSTR - COMPOUND	EUR	1,400,000	06/21/2033	Annually	—	(1,285)	(1,285)
GBP - SONIA - COMPOUND	3.44%	GBP	700,000	06/21/2033	Annually	—	(45,644)	(45,644)
GBP - SONIA - COMPOUND	3.77%	GBP	2,500,000	06/21/2033	Annually	—	(81,316)	(81,316)
GBP - SONIA - COMPOUND	4.11%	GBP	1,400,000	06/21/2033	Annually	—	1,810	1,810
GBP - SONIA - COMPOUND	4.27%	GBP	500,000	06/21/2033	Annually	—	8,333	8,333
3.34%	GBP - SONIA - COMPOUND	GBP	400,000	06/21/2033	Annually	—	30,049	30,049
3.58%	GBP - SONIA - COMPOUND	GBP	900,000	06/21/2033	Annually	—	46,724	46,724
3.67%	GBP - SONIA - COMPOUND	GBP	1,000,000	06/21/2033	Annually	—	42,742	42,742
3.66%	GBP - SONIA - COMPOUND	GBP	900,000	06/21/2033	Annually	—	39,360	39,360
4.64%	3 Month NZD Bank Bill Rate	NZD	2,649,000	06/21/2033	Quarterly	(5,823)	(41,094)	(35,271)
4.07%	3 Month NZD Bank Bill Rate	NZD	1,270,000	06/21/2033	Quarterly	1,110	15,549	14,439
4.07%	3 Month NZD Bank Bill Rate	NZD	930,000	06/21/2033	Quarterly	—	11,612	11,612
4.35%	3 Month NZD Bank Bill Rate	NZD	2,000,000	06/21/2033	Quarterly	—	(2,501)	(2,501)
4.38%	3 Month NZD Bank Bill Rate	NZD	2,300,000	06/21/2033	Quarterly	—	(6,512)	(6,512)
4.24%	3 Month NZD Bank Bill Rate	NZD	400,000	06/21/2033	Quarterly	—	1,591	1,591
3 Month NZD Bank Bill Rate	4.08%	NZD	1,400,000	06/21/2033	Quarterly	(481)	(16,419)	(15,938)
3 Month NZD Bank Bill Rate	4.24%	NZD	1,800,000	06/21/2033	Quarterly	—	(7,596)	(7,596)
3 Month NZD Bank Bill Rate	4.28%	NZD	1,600,000	06/21/2033	Quarterly	—	(3,639)	(3,639)
3 Month SEK STIBOR	2.82%	SEK	7,000,000	06/21/2033	Quarterly	—	(5,276)	(5,276)
3 Month SEK STIBOR	2.84%	SEK	9,000,000	06/21/2033	Quarterly	—	(5,148)	(5,148)
3 Month SEK STIBOR	2.84%	SEK	4,000,000	06/21/2033	Quarterly	(412)	(2,440)	(2,028)
3.14%	3 Month SEK STIBOR	SEK	71,042,000	06/21/2033	Quarterly	(1,335)	(127,734)	(126,399)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.83%	3 Month SEK STIBOR	SEK	8,000,000	06/21/2033	Quarterly	—	5,429	5,429
2.81%	3 Month SEK STIBOR	SEK	11,000,000	06/21/2033	Quarterly	—	8,725	8,725
2.80%	3 Month SEK STIBOR	SEK	11,000,000	06/21/2033	Quarterly	—	9,550	9,550
2.84%	3 Month SEK STIBOR	SEK	5,000,000	06/21/2033	Quarterly	—	2,840	2,840
2.83%	3 Month SEK STIBOR	SEK	4,000,000	06/21/2033	Quarterly	—	2,620	2,620
2.88%	3 Month SEK STIBOR	SEK	6,000,000	06/21/2033	Quarterly	—	1,702	1,702
2.88%	3 Month SEK STIBOR	SEK	8,000,000	06/21/2033	Quarterly	—	2,111	2,111
2.83%	3 Month SEK STIBOR	SEK	14,000,000	06/21/2033	Quarterly	2,426	9,114	6,688
2.80%	3 Month SEK STIBOR	SEK	13,000,000	06/21/2033	Quarterly	—	11,544	11,544
2.86%	3 Month SEK STIBOR	SEK	14,000,000	06/21/2033	Quarterly	—	6,349	6,349
2.98%	3 Month SEK STIBOR	SEK	9,000,000	06/21/2033	Quarterly	—	(4,806)	(4,806)
USD - SOFR - COMPOUND	3.13%	USD	1,000,000	06/21/2033	Annually	—	(19,398)	(19,398)
USD - SOFR - COMPOUND	3.20%	USD	500,000	06/21/2033	Annually	—	(6,634)	(6,634)
USD - SOFR - COMPOUND	3.21%	USD	2,000,000	06/21/2033	Annually	—	(24,940)	(24,940)
USD - SOFR - COMPOUND	3.47%	USD	800,000	06/21/2033	Annually	—	7,087	7,087
3.12%	USD - SOFR - COMPOUND	USD	4,763,000	06/21/2033	Annually	8,851	95,111	86,260
3.48%	USD - SOFR - COMPOUND	USD	1,400,000	06/21/2033	Annually	—	(13,637)	(13,637)
3.40%	USD - SOFR - COMPOUND	USD	1,400,000	06/21/2033	Annually	—	(4,173)	(4,173)
3.38%	CAD - CORRA - OIS - COMPOUND	CAD	2,568,000	09/20/2033	Annually	(2,453)	(17,672)	(15,219)

						$3,561	$(138,688)	$(142,249)

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2023.

The rates shown on variable rate notes are the current interest rates at May 31, 2023, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CORRA - Canadian Overnight Repo Rate Average

EuroSTR - Euro Short-Term Rate

MTN - Medium Term Note

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan New Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 83.4%

	Asset-Backed Securities — 71.2%

	CMBS Collateralized Debt Obligations — 0.1%

8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	1,193,454

347,868	GS Mortgage Securities Corp. Trust, Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	257,422

	Total CMBS Collateralized Debt Obligations	1,450,876

	Collateralized Loan Obligations — 16.8%

4,000,000	AMMC CLO 24 Ltd., Series 21-24A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.19%, 6.44%, due 01/20/35	3,901,756

10,000,000	Ballyrock CLO 15 Ltd., Series 21-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 6.32%, due 04/15/34	9,759,230

5,997,147	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 6.37%, due 01/20/30	5,935,215

4,075,000	Crown City CLO III, Series 21-1A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 6.42%, due 07/20/34	3,953,708

4,550,000	Fort Washington CLO Ltd., Series 21-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 6.47%, due 10/20/34	4,407,480

3,550,902	Gallatin CLO IX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 6.31%, due 01/21/28	3,538,825

274,434	Halcyon Loan Advisors Funding CLO Ltd., Series 14-2A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 3.50%, 8.77%, due 04/28/25	267,223

10,000,000	Hayfin US CLO XII Ltd, Series 18-8A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 6.37%, due 04/20/31	9,837,180

5,718,682	JFIN CLO Ltd., Series 15-2A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.20%, 8.46%, due 10/17/26	5,560,051

4,320,000	JFIN CLO Ltd., Series 12-1A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 7.60%, due 07/20/28	4,234,196

3,000,000	JFIN CLO Ltd., Series 16-1A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.40%, 8.69%, due 10/27/28	2,899,539

396,841	JMP Credit Advisors CLO IV Ltd., Series 17-1A, Class AR, 144A, Variable Rate, 3 mo. SOFR + 1.54%, 6.53%, due 07/17/29	395,299

14,000,000	Man GLG US CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 6.39%, due 04/22/30	13,772,108

4,000,000	Mountain View CLO Ltd., Series 13-1A, Class BRR , 144A, Variable Rate, 3 mo. LIBOR + 1.67%, 6.87%, due 10/12/30	3,839,752

4,250,000	Neuberger Berman CLO XVI-S Ltd, Series 17-16SA, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.04%, 6.30%, due 04/15/34	4,148,421

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

6,086,000	Northwoods Capital CLO XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 6.33%, due 04/22/31	5,978,406

9,800,000	OFSI BSL CLO VIII Ltd., Series 17-1A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 6.76%, due 08/16/29	9,672,090

1,083,456	OZLM CLO VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	15,391

5,726,672	OZLM CLO VII Ltd., Series 14-7RA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.01%, 6.27%, due 07/17/29	5,681,408

13,830,000	OZLM CLO XVIII Ltd, Series 18-18A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.02%, 6.28%, due 04/15/31	13,588,445

2,190,000	OZLM CLO XXII Ltd, Series 18-22A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 6.76%, due 01/17/31	2,096,802

1,605,535	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 6.55%, due 06/22/30	1,596,404

4,000,000	Shackleton CLO Ltd, Series 14-5RA, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 6.42%, due 05/07/31	3,933,976

1,262,000	Signal Peak CLO 2 LLC, Series 15-1A, Class BR2, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 6.75%, due 04/20/29	1,245,965

3,417,000	SOUND POINT CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 6.26%, due 04/15/31	3,359,936

3,595,000	Sound Point CLO XXVIII Ltd, Series 20-3A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.28%, 6.54%, due 01/25/32	3,529,485

1,439,500	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 6.41%, due 04/18/31	1,412,934

8,688,000	Steele Creek CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 5.99%, due 06/15/31	8,541,616

1,481,154	Telos CLO Ltd., Series 13-3A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.60%, 7.86%, due 07/17/26	1,479,828

7,737,500	Telos CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.48%, 6.74%, due 04/17/28	7,697,234

4,335,500	Telos CLO Ltd., Series 14-5A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.15%, 7.41%, due 04/17/28	4,207,429

7,000,000	THL Credit Wind River CLO Ltd., Series 17-1A, Class ARR, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 6.32%, due 04/18/36	6,786,836

4,993,200	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 6.36%, due 07/18/31	4,925,682

5,431,200	Venture 34 CLO Ltd., Series 18-34A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.23%, 6.49%, due 10/15/31	5,325,167

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

2,637,593	Venture XVIII CLO Ltd., Series 14-18A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 6.48%, due 10/15/29	2,613,915

9,000,000	Venture XXIV CLO Ltd., Series 16-24A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 6.75%, due 10/20/28	8,795,250

8,488,106	Wellfleet CLO Ltd., Series 17-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 6.31%, due 10/20/29	8,410,771

1,360,000	Whitebox CLO II Ltd., Series 20-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 6.49%, due 10/24/34	1,330,854

621,503	WhiteHorse CLO X Ltd., Series 15-10A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 8.26%, due 04/17/27	617,583

7,253,900	Whitehorse CLO XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 6.51%, due 10/15/31	7,115,322

3,628,357	Zais CLO 7 Ltd., Series 17-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.29%, 6.55%, due 04/15/30	3,594,029

451,731	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 6.21%, due 04/15/29	448,822

4,470,500	Zais CLO 8 Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.45%, 6.71%, due 04/15/29	4,420,028

	Total Collateralized Loan Obligations	204,871,591

	Commercial Mortgage-Backed Securities — 21.3%

10,000,000	BAMLL Commercial Mortgage Securities Trust, Series 19-BPR, Class ANM, 144A, 3.11%, due 11/05/32	9,125,665

11,857,600	Barclays Commercial Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.87%, 5.98%, due 03/15/37	10,642,945

11,037,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.27%, due 08/05/38	7,419,110

9,380,000	Barclays Commercial Mortgage Trust, Series 18-C2, Class A5, 4.31%, due 12/15/51	8,953,342

5,982,590	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.42%, 5.56%, due 07/25/36	5,349,892

7,760,120	Benchmark Mortgage Trust, Series 18-B8, Class A5, 4.23%, due 01/15/52	7,281,893

6,240,722	Benchmark Mortgage Trust, Series 19-B11, Class A5, 3.54%, due 05/15/52	5,614,834

17,000,000	Benchmark Mortgage Trust, Series 19-B12, Class A5, 3.12%, due 08/15/52	15,013,882

3,244,000	Benchmark Mortgage Trust, Series 18-B7, Class A4, Variable Rate, 4.51%, due 05/15/53	3,093,344

7,400,000	Benchmark Mortgage Trust, Series 19-B10, Class A4, 3.72%, due 03/15/62	6,788,378

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

4,233,256	Benchmark Mortgage Trust, Series 19-B14, Class A5, 3.05%, due 12/15/62	3,696,363

19,000,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	16,359,049

6,550,000	BX Commercial Mortgage Trust, Series 21-VINO, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.65%, 5.76%, due 05/15/38	6,346,775

6,400,000	BX Commercial Mortgage Trust, Series 21-ACNT, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 5.96%, due 11/15/38	6,201,415

8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	6,751,206

8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.55%, due 03/11/44	6,435,526

8,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	6,964,141

4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,221,532

9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 3.94%, due 12/09/41	7,446,395

4,446,000	Citigroup Commercial Mortgage Trust, Series 14-GC23, Class B, Variable Rate, 4.18%, due 07/10/47	4,178,369

3,031,837	Commercial Mortgage Trust, Series 15-PC1, Class B, Variable Rate, 4.29%, due 07/10/50	2,764,318

13,183,852	Commercial Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	12,479,200

66,667	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	66,515

83,343	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 5.36%, due 04/15/37	83,413

5,570,000	ELP Commercial Mortgage Trust, Series 21-ELP, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.70%, 5.81%, due 11/15/38	5,370,983

2,000,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	1,566,125

7,000,000	GS Mortgage Securities Corp. Trust, Series 22-SHIP, Class A, 144A, Variable Rate, 1 mo. SOFR + 0.73%, 5.79%, due 08/15/36	6,944,918

5,500,000	ILPT Commercial Mortgage Trust, Series 22-LPFX, Class A, 144A, 3.38%, due 03/15/32	4,653,358

4,108,246	MHC Commercial Mortgage Trust, Series 21-MHC, Class A, 144A, Variable Rate, 1 mo. SOFR + 0.92%, 5.97%, due 04/15/38	4,010,145

4,400,000	MHC Trust, Series 21-MHC2, Class A, 144A, Variable Rate, 1 mo. SOFR + 0.96%, 5.96%, due 05/15/38	4,293,819

10,000,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	7,732,104

2,971,000	Morgan Stanley Capital I Trust, Series 19-H6, Class A4, 3.42%, due 06/15/52	2,673,653

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

11,545,000	SMRT Commercial Mortgage Trust, Series 22-MINI, Class A, 144A, Variable Rate, 1 mo. SOFR + 1.00%, 6.06%, due 01/15/39	11,197,613

7,130,000	Taubman Centers Commercial Mortgage Trust, Series 22-DPM, Class A, 144A, Variable Rate, 1 mo. SOFR + 2.19%, 7.25%, due 05/15/37	6,917,508

5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	4,943,509

7,933,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	7,475,566

1,776,171	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,561,977

4,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 3.86%, due 11/23/43	4,502,182

643,251	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 4.34%, due 03/23/45	640,263

11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 4.34%, due 03/23/45	9,872,101

1,180,000	Wells Fargo Commercial Mortgage Trust, Series 18-C46, Class A4, 4.15%, due 08/15/51	1,116,279

2,704,000	Wells Fargo Commercial Mortgage Trust, Series 19-C50, Class C, 4.35%, due 05/15/52	2,130,760

2,030,000	Wells Fargo Commercial Mortgage Trust, Series 19-C51, Class A4, 3.31%, due 06/15/52	1,811,341

7,000,000	Wells Fargo Commercial Mortgage Trust, Series 21-C59, Class A5, 2.63%, due 04/15/54	5,773,905

1,395,022	Wells Fargo Commercial Mortgage Trust, Series 18-C47, Class A4, 4.44%, due 09/15/61	1,337,801

	Total Commercial Mortgage-Backed Securities	259,803,412

	Residential Mortgage-Backed Securities — Other — 6.2%

797,323	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 5.42%, due 02/25/36	98,285

17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 5.50%, due 02/25/36	405,161

6,000,000	AMSR Trust, Series 20-SFR5, Class A, 144A, 1.38%, due 11/17/37	5,432,617

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	3,276,078

4,546,398	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	4,278,372

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	1,119,099

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	404,446

139,988	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 5.46%, due 02/25/37	140,324

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

2,565,691	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	2,389,913

1,937,559	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	1,808,326

5,547,992	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	4,951,436

984,160	Corevest American Finance Trust, Series 21-1, Class A, 144A, 1.57%, due 04/15/53	881,541

11,436,914	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	10,217,034

576,181	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 5.52%, due 10/25/34	550,542

2,097,445	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	1,865,388

4,328,989	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.54%, due 09/25/35	121,988

28,497,010	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 5.40%, due 06/25/36	561,388

8,742,586	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	2,990,823

9,111,380	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	1,585,987

3,612,368	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 5.46%, due 03/25/36	256,411

194,682	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate,1 mo. LIBOR +0.25%, 5.39%, due 02/26/34	171,032

1,144,135	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. LIBOR + 0.98%, 6.11%, due 10/25/33	1,098,654

13,614,115	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 5.34%, due 03/25/36	388,784

7,765,770	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 5.48%, due 03/25/36	221,589

20,704,398	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 5.54%, due 03/25/36	590,574

40,818	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 6.04%, due 08/25/35	337,856

803,657	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	753,220

1,004,953	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	955,289

3,363,217	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	2,065,478

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

11,752,084	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	2,721,732

885,844	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	482,405

459,706	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	443,997

1,344,791	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,154,110

2,096,327	Towd Point Mortgage Trust, Series 17-5, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.60%, 4.45%, due 02/25/57	2,090,254

6,972,000	Towd Point Mortgage Trust, Series 17-5, Class A2, 144A, 4.45%, due 02/25/57	6,873,714

4,597,258	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	4,290,228

3,471,263	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	2,960,190

5,647,958	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	5,283,391

	Total Residential Mortgage-Backed Securities — Other	76,217,656

	Residential Mortgage-Backed Securities — Performing Loans — 1.1%

2,725,432	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	2,405,227

6,908,428	CSMC Trust, Series 22-NQM1, Class A1, 144A, Variable Rate, 2.27%, due 11/25/66	6,007,464

5,504,295	Verus Securitization Trust, Series 21-8, Class A1, 144A, Variable Rate, 1.82%, due 11/25/66	4,683,903

	Total Residential Mortgage-Backed Securities — Performing Loans	13,096,594

	Residential Mortgage-Backed Securities — Prime — 2.8%

7,178,674	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. LIBOR + 0.21%, 5.35%, due 10/25/46	3,932,030

483,409	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 5.23%, due 10/25/35	456,027

3,858,679	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	2,264,335

1,226,993	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.68%, due 12/25/36	1,035,184

870,452	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.55%, due 03/25/37	719,336

7,336,926	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. LIBOR + 0.44%, 5.58%, due 04/25/46	6,561,601

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — continued

1,612,655	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	770,123

4,574,927	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 12 MTA + 1.40%, 5.14%, due 05/25/35	3,567,824

739,230	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 3.87%, due 09/25/35	683,346

893,858	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 12 MTA + 1.25%, 4.99%, due 01/25/47	802,390

2,083,168	Washington Mutual Mortgage Pass-Through Certificates, Series 05-4, Class CB3, Variable Rate, 1 mo. LIBOR + 0.45%, 5.50%, due 06/25/35	1,734,920

2,190,685	Washington Mutual Mortgage Pass-Through Certificates, Series 05-10, Class 4CB3, Variable Rate, 1 mo. LIBOR + 0.60%, 5.74%, due 12/25/35	1,899,138

4,157,518	Washington Mutual Mortgage Pass-Through Certificates, Series 06-8, Class A5, Step Up, Variable Rate, 4.17%, due 10/25/36	1,533,923

8,889,717	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	8,079,949

	Total Residential Mortgage-Backed Securities — Prime	34,040,126

	Residential Mortgage-Backed Securities — Subprime — 1.8%

1,129,762	Asset Backed Funding Certificates Trust, Series 05-AQ1, Class A5, Step Up, 4.33%, due 06/25/35	1,071,902

1,078,319	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 2.79%, due 05/26/37	1,039,075

12,403,301	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.60%, 5.74%, due 07/25/36	10,481,935

553,351	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. LIBOR + 0.14%, 5.28%, due 12/25/36	526,748

1,011,692	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 3.99%, due 11/20/34	938,197

2,631,630	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 5.24%, due 09/25/36	2,373,484

2,445,493	Home Equity Asset Trust, Series 06-2, Class M1, 144A, 5.71%, due 05/25/36	2,358,281

767,322	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. LIBOR + 0.50%, 5.64%, due 08/25/37	697,622

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Subprime — continued

3,136,938	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. LIBOR + 0.80%, 6.34%, due 01/25/35	2,828,284

	Total Residential Mortgage-Backed Securities — Subprime	22,315,528

	Residential Mortgage-Backed Securities — Alt-A — 3.4%

278,783	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	270,055

2,422,546	Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	2,305,125

1,545,997	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 5.84%, due 05/25/36	691,651

1,601,873	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 5.84%, due 10/25/36	628,365

1,118,517	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. LIBOR + 0.90%, 6.04%, due 11/25/34	1,097,271

2,103,074	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.32%, 5.46%, due 01/25/47	1,675,235

1,751,631	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	1,630,776

3,846,172	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.77%, due 07/25/36	2,237,871

4,565,762	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. LIBOR + 2.55%, 7.69%, due 10/25/35	2,843,921

10,968,880	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. LIBOR + 0.32%, 5.46%, due 06/25/36	2,383,307

12,164,506	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 3.22%, due 06/25/47	7,661,525

6,741,198	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. LIBOR + 0.44%, 5.35%, due 07/19/47	6,351,298

129,863	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	126,907

1,444,622	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. LIBOR + 3.00%, 8.14%, due 10/25/37	1,350,663

2,783,698	Residential Asset Securitization Trust, Series 25-A8CB, Class A6, 5.00%, due 07/25/35	1,722,472

15,255,704	Residential Asset Securitization Trust, Series 06-A7CB, Class 3A1, 6.50%, due 07/25/36	4,651,965

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Alt-A — continued

8,195,547	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. LIBOR + 0.54%, 5.68%, due 08/25/37	3,485,230

	Total Residential Mortgage-Backed Securities — Alt-A	41,113,637

	Small Balance Commercial Mortgages — 4.7%

2,839,904	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.47%, 5.60%, due 08/25/35	2,615,786

1,467,423	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.59%, 5.72%, due 01/25/36	1,345,867

1,928,866	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.54%, 5.68%, due 04/25/36	1,733,070

775,361	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 5.71%, due 04/25/36	693,033

1,101,153	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.35%, 5.48%, due 07/25/36	997,695

2,252,422	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.42%, 5.56%, due 07/25/36	2,046,407

2,545,479	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.38%, 5.51%, due 10/25/36	2,346,309

8,426,643	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.42%, 5.56%, due 01/25/37	7,717,405

1,660,943	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.33%, 5.47%, due 03/25/37	1,488,614

5,334,993	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 5.41%, due 07/25/37	4,711,335

2,488,413	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.36%, 5.50%, due 07/25/37	2,197,675

1,705,429	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. LIBOR + 1.50%, 6.64%, due 01/25/38	1,632,178

87,846,027	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.18%, due 05/25/30	3,183,259

20,135,163	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 1.11%, due 03/25/40	696,576

70,046,899	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.89%, due 06/25/40	2,101,127

719,794	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 6.14%, due 04/25/31	715,223

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

3,255,683	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 5.54%, due 06/25/37	3,131,060

10,328,375	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 5.32%, due 10/25/37	9,930,758

6,241,971	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	5,212,198

1,736,334	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,288,726

1,846,909	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 4.32%, due 12/27/49	1,809,634

	Total Small Balance Commercial Mortgages	57,593,935

	Student Loans — Federal Family Education Loan Program — 2.2%

4,718,605	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 5.96%, due 01/25/43	4,332,572

2,701,926	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 5.42%, due 03/28/35	2,343,598

6,649,439	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 5.77%, due 06/15/21	6,521,671

7,848,185	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 6.91%, due 07/25/22	7,755,353

6,198,469	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 3 mo. LIBOR + 1.70%, 6.96%, due 07/25/23	6,189,447

	Total Student Loans — Federal Family Education Loan Program	27,142,641

	Student Loans — Private — 10.8%

1,474,723	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 6.06%, due 07/25/34	1,431,467

6,478,518	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. LIBOR + 1.30%, 6.43%, due 12/27/38	6,034,393

2,149,759	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 5.61%, due 12/27/41	2,139,307

103,834	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 6.09%, due 04/28/42	103,774

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 6.54%, due 07/28/42	5,217,428

8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuct + 0.00%, 3.60%, due 03/31/38 (a)	2,347,313

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, 8.07%, due 03/25/38 (a)	1,963,438

4,192,050	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 5.45%, due 05/25/32	3,957,625

2,824,560	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.29%, 5.43%, due 01/25/33	2,591,136

9,467,580	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 5.49%, due 03/25/33	8,817,459

3,626,942	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 5.51%, due 06/25/33	3,405,776

13,266,810	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 5.44%, due 10/25/33	12,331,280

4,035,123	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 5.68%, due 12/26/33	3,863,161

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 8.61%, due 03/25/38 (b)	19,750

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 8.66%, due 03/25/38 (b)	59,250

3,932,783	Navient Student Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,454,597

3,008,881	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	2,709,122

3,363,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 8.63%, due 06/15/32 (a)	3,346,185

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 6.47%, due 09/15/32	1,539,360

1,650,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.63%, due 09/15/32 (a)	1,641,750

4,802,830	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. LIBOR + 0.40%, 5.27%, due 06/15/33	4,681,231

9,440,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 5.30%, due 09/15/33	9,056,913

4,723,689	SLM Private Credit Student Loan Trust, Series 05-A, Class A4, Variable Rate, 3 mo. LIBOR + 0.31%, 5.18%, due 12/15/38	4,527,402

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

6,898,424	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 5.16%, due 06/15/39	6,484,712

12,258,001	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 5.20%, due 06/15/39	11,706,365

1,728,799	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. LIBOR + 0.20%, 5.07%, due 12/15/39	1,621,424

9,720,070	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. LIBOR + 0.27%, 5.14%, due 12/15/39	9,087,901

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 5.26%, due 12/15/39	2,398,789

4,508,496	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. LIBOR + 0.24%, 5.11%, due 12/16/41	4,320,042

1,000	SMB Private Education Loan Trust, Series 23-B, Class R, 144A, 0.00, due 10/16/56	1,000,000

1,728,654	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. LIBOR + 1.50%, 6.64%, due 01/25/36	1,723,863

8,300,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 6.19%, due 01/25/46	7,970,762

	Total Student Loans — Private	131,552,975

	Total Asset-Backed Securities	869,198,971

	Corporate Debt — 0.2%

	Residential REITs — 0.2%

4,000,000	Hudson Pacific Properties LP, 3.25%, due 01/15/30	2,563,800

	Total Corporate Debt	2,563,800

	U.S. Government — 4.1%

1,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.41%, due 10/31/23	1,000,170

1,900,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 5.30%, due 04/30/24	1,898,648

47,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.41%, due 07/31/24 (c)	47,003,451

	Total U.S. Government	49,902,269

	U.S. Government Agency — 7.9%

352,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR + 0.00%, 5.56%, due 07/01/23 (a)	352,091

1,975,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - 0.02%, 5.57%, due 02/01/25 (a)	1,955,250

Par Value† / Shares	Description	Value ($)

	U.S. Government Agency — continued

2,625,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 5.65% , due 10/29/26 (a)	2,579,395

30,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 5.10%, due 06/05/23	29,999,909

7,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.16%, due 09/04/24	7,501,326

45,000,000	Federal National Mortgage Association, TBA, 5.00%, due 06/13/53	44,327,637

10,000,000	Federal National Mortgage Association, TBA, 5.50%, due 06/13/53	9,993,750

	Total U.S. Government Agency	96,709,358

	TOTAL DEBT OBLIGATIONS (COST $1,119,749,826)	1,018,374,398

	MUTUAL FUNDS — 0.9%

	United States — 0.9%

	Affiliated Issuers — 0.9%

2,183,242	GMO U.S. Treasury Fund	10,916,211

	TOTAL MUTUAL FUNDS (COST $11,003,541)	10,916,211

	SHORT-TERM INVESTMENTS — 17.3%

	Repurchase Agreements — 17.0%

208,005,490	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 05/31/23 maturing on 06/01/23 with a maturity value of $208,034,900 and an effective yield of 5.09%, collateralized by a U.S. Treasury Note with maturity date 12/31/27 and a market value of $212,250,500.	208,005,490

	Money Market Funds — 0.3%

3,225,378	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (d)	3,225,378

	TOTAL SHORT-TERM INVESTMENTS (COST $211,230,868)	211,230,868

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps — Puts — 0.0%
CDX.NA.IG.S40	GS	72.50%	06/21/23	USD 144,346,000	Fixed Spread	Pay	78,802

	TOTAL PURCHASED OPTIONS (COST $41,139)						78,802

	TOTAL INVESTMENTS — 101.6% (Cost $1,342,025,374)						1,240,600,279

	Other Assets and Liabilities (net) — (1.6)%						(18,990,235)

	TOTAL NET ASSETS — 100.0%						$1,221,610,044

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/17/2023	BOA	EUR	6,824,200	USD	7,569,154	256,011
07/17/2023	MSCI	EUR	1,319,000	USD	1,450,599	37,095
07/17/2023	MSCI	USD	4,809,603	EUR	4,360,000	(137,216)

						$155,890

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
19	U.S. Long Bond (CBT)	September 2023	2,438,531	28,046
717	U.S. Treasury Note 2 Yr. (CBT)	September 2023	147,578,766	(85,796)
399	U.S. Treasury Note 5 Yr. (CBT)	September 2023	43,522,172	(76,906)
157	U.S. Treasury Ultra 10 Yr. (CBT)	September 2023	18,911,141	76,780
9	U.S. Ultra Bond (CBT)	September 2023	1,231,875	13,557

			$213,682,485	$(44,319)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
367	U.S. Treasury Note 10 Yr. (CBT)	September 2023	$42,010,031	$(49,057)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
CDX.NA.HY.39.V1-5Y	BCLY	98.00%	06/21/23	USD	(11,490,000)	Fixed Spread	Pay	(16,085)
CDX.NA.IG.S40	GS	100.00%	07/19/23	USD	(49,879,000)	Fixed Spread	Pay	(21,801)
CDX.NA.IG.S40	GS	105.00%	08/16/23	USD	(57,460,000)	Fixed Spread	Pay	(42,569)

			Total Written Options On Credit Default Swaps — Puts					(80,455)

			TOTAL WRITTEN OPTIONS (Premiums $426,814)					$(80,455)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S37.V3	USD	13,220,200	5.00%	3.79%	N/A	12/20/2026	Quarterly	(733,721)	(485,273)	248,448
ITRAXX.XO.38.V1	EUR	14,400,000	5.00%	4.00%	N/A	12/20/2027	Quarterly	(294,353)	(572,819)	(278,466)
CDX.NA.IGS.40.V1	USD	127,339,000	1.00%	0.76%	N/A	06/20/2028	Quarterly	(1,377,298)	(1,401,366)	(24,068)
CDX.NA.HYS.39.V2	USD	15,335,100	5.00%	4.59%	N/A	12/20/2027	Quarterly	(291,477)	(228,294)	63,183

								$(2,696,849)	$(2,687,752)	$9,097

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.31	CITI	USD	3,941,000	5.00%	0.40%	N/A	12/20/2023	Quarterly	(15,370)	(99,836)	(84,466)
CDX.NA.HYS.31	CITI	USD	4,025,000	5.00%	0.40%	N/A	12/20/2023	Quarterly	41,458	(101,964)	(143,422)
CDX.NA.HYS.31	CITI	USD	7,055,000	5.00%	0.40%	N/A	12/20/2023	Quarterly	44,878	(178,722)	(223,600)
CDX.NA.HYS.33	GS	USD	5,355,000	5.00%	5.83%	N/A	12/20/2024	Quarterly	121,559	65,978	(55,581)
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	27.36%	N/A	01/17/2047	Monthly	89,177	117,239	28,062
CMBX.NA.A.7	CGMI	USD	10,000,000	2.00%	27.36%	N/A	01/17/2047	Monthly	593,750	825,625	231,875
CMBX.NA.A.7	GS	USD	2,840,000	2.00%	27.36%	N/A	01/17/2047	Monthly	156,358	234,478	78,120
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	2.11%	N/A	01/17/2047	Monthly	47,352	15,032	(32,320)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	2.11%	N/A	01/17/2047	Monthly	(119,899)	25,386	145,285
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	2.11%	N/A	01/17/2047	Monthly	197,705	55,650	(142,055)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	2.11%	N/A	01/17/2047	Monthly	112,812	14,682	(98,130)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	2.11%	N/A	01/17/2047	Monthly	205,782	44,279	(161,503)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	2.68%	N/A	11/18/2054	Monthly	(6,041)	177,894	183,935
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	2.68%	N/A	11/18/2054	Monthly	(63,740)	205,735	269,475
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	2.68%	N/A	11/18/2054	Monthly	(67,279)	205,668	272,947
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	2.68%	N/A	11/18/2054	Monthly	(61,371)	205,668	267,039
CMBX.NA.A.8	GS	USD	8,892,000	2.00%	5.74%	N/A	10/17/2057	Monthly	150,185	411,789	261,604
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	1.21%	N/A	10/17/2057	Monthly	73,095	23,840	(49,255)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	1.21%	N/A	10/17/2057	Monthly	140,432	9,073	(131,359)
CMBX.NA.BBB-.8	GS	USD	1,444,000	3.00%	21.93%	N/A	10/17/2057	Monthly	216,864	306,871	90,007
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	21.93%	N/A	10/17/2057	Monthly	400,908	897,661	496,753
CMBX.NA.BBB-.9	DB	USD	2,936,200	3.00%	16.13%	N/A	09/17/2058	Monthly	356,201	712,909	356,708
CMBX.NA.BBB-.9	GS	USD	1,752,000	3.00%	16.13%	N/A	09/17/2058	Monthly	402,960	425,386	22,426
CMBX.NA.BBB-.9	GS	USD	4,000,000	3.00%	16.13%	N/A	09/17/2058	Monthly	920,000	971,200	51,200
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	16.13%	N/A	09/17/2058	Monthly	584,727	1,242,359	657,632
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	2.77%	N/A	08/17/2061	Monthly	(61,732)	390,009	451,741
CMBX.NA.AA.6	GS	USD	4,703,648	1.50%	46.33%	N/A	05/11/2063	Monthly	34,885	99,094	64,209
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	69.95%	N/A	05/11/2063	Monthly	1,357,351	508,090	(849,261)
CMBX.NA.13.AA	CGMI	USD	2,000,000	1.50%	2.82%	N/A	12/16/2072	Monthly	147,237	135,915	(11,322)
CMBX.NA.A.14	GS	USD	2,682,000	2.00%	4.66%	N/A	12/16/2072	Monthly	349,769	380,093	30,324
CMBX.NA.AA.13	CGMI	USD	3,000,000	1.50%	2.82%	N/A	12/16/2072	Monthly	138,948	203,873	64,925
CMBX.NA.BB.14	GS	USD	1,360,000	5.00%	17.4%	N/A	12/16/2072	Monthly	75,915	615,629	539,714
CMBX.NA.BBB-.13	CGMI	USD	2,000,000	3.00%	10.89%	N/A	12/16/2072	Monthly	286,083	647,501	361,418
CMBX.NA.BBB-.13	GS	USD	273,500	3.00%	10.89%	N/A	12/16/2072	Monthly	16,840	88,546	71,706
CMBX.NA.BBB-.13	GS	USD	1,800,000	3.00%	10.89%	N/A	12/16/2072	Monthly	66,662	582,751	516,089
CMBX.NA.BBB-.13	GS	USD	1,860,000	3.00%	10.89%	N/A	12/16/2072	Monthly	360,375	602,176	241,801

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	2,866,000	5.00%	0.15%	2,866,000 USD	12/20/2023	Quarterly	293,765	76,585	(217,180)
CDX.NA.HYS.31.V14-5Y	CITI	USD	8,050,000	5.00%	0.15%	8,050,000 USD	12/20/2023	Quarterly	539,350	215,112	(324,238)
CDX.NA.HYS.31.V15-5Y	CITI	USD	4,657,000	5.00%	0.15%	4,657,000 USD	12/20/2023	Quarterly	492,478	124,444	(368,034)
CDX.NA.HYS.33.V12-5Y	CITI	USD	4,201,343	5.00%	0.25%	4,201,343 USD	12/20/2024	Quarterly	444,572	297,432	(147,140)
CDX.NA.HYS.33.V12-5Y	CITI	USD	10,598,036	5.00%	0.25%	10,598,036 USD	12/20/2024	Quarterly	1,827,631	750,282	(1,077,349)
CDX.NA.HYS.33.V12-5Y	GS	USD	25,937,869	5.00%	0.25%	25,937,869 USD	12/20/2024	Quarterly	5,736,853	1,836,256	(3,900,597)
CDX.NA.HYS.33.V12-5Y	JPM	USD	10,394,872	5.00%	0.25%	10,394,872 USD	12/20/2024	Quarterly	1,704,759	735,899	(968,860)
CDX.NA.HYS.33.V12-5Y	MORD	USD	2,800,895	5.00%	0.25%	2,800,895 USD	12/20/2024	Quarterly	482,034	198,288	(283,746)
CDX.NA.HYS.37	GS	USD	33,382,800	5.00%	0.49%	33,382,800 USD	12/20/2026	Quarterly	6,245,551	4,820,671	(1,424,880)
ITRAXX.XO.38 35	JPM	EUR	25,920,000	5.00%	0.83%	25,920,000 EUR	12/20/2027	Quarterly	4,389,263	4,542,974	153,711
CMBX.NA.AA.7	CGMI	USD	5,000,000	1.50%	20.13%	5,000,000 USD	01/17/2047	Monthly	(125,000)	(294,418)	(169,418)
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	6.41%	2,500,000 USD	09/17/2058	Monthly	(74,374)	(227,129)	(152,755)
CMBX.NA.A.9	GS	USD	4,158,800	2.00%	6.41%	4,158,800 USD	09/17/2058	Monthly	54,550	(377,833)	(432,383)
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.77%	7,540,000 USD	11/17/2059	Monthly	68,960	(61,739)	(130,699)
CMBX.NA.AAA.15	GS	USD	2,825,000	0.50%	1.03%	2,825,000 USD	11/18/2064	Monthly	(43,465)	(99,540)	(56,075)
CMBX.NA.AAA.14	MORD	USD	10,000,000	0.50%	0.97%	10,000,000 USD	12/16/2072	Monthly	(301,882)	(277,565)	24,317

									$29,029,881	$23,327,276	$(5,702,605)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iBoxx USD Liquid Investment Grade Index	SOFR	MSCI	USD 12,478,000	06/20/2023	Quarterly	$118	$(139,898)	$(140,016)

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Investment valued using significant unobservable inputs.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2023.

The rates shown on variable rate notes are the current interest rates at May 31, 2023, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

IO - Interest Only

LIBOR - London Interbank Offered Rate

MTA - Monthly Treasury Average Index

SOFR - Secured Overnight Financing Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 100.1%

	U.S. Government — 49.9%

40,000,000	U.S. Treasury Bill, Zero Coupon, 5.18%, due 08/08/23 (a)	39,624,772

50,500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 5.54%, due 04/30/25	50,524,596

19,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 5.30%, due 04/30/24	18,986,481

26,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.41%, due 07/31/24	26,001,909

77,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.57%, due 01/31/25	77,643,339

	Total U.S. Government	212,781,097

	U.S. Government Agency — 6.8%

15,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.06%, 5.12%, due 09/19/23	15,000,041

10,000,000	Federal Home Loan Banks, 5.23%, due 03/22/24	9,962,913

4,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.16%, due 09/04/24	4,000,707

	Total U.S. Government Agency	28,963,661

	Repurchase Agreements — 43.3%

165,038,370	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 05/31/23 maturing on 06/01/23 with a maturity value of $165,061,705 and an effective yield of 5.09%, collateralized by a U.S. Treasury Note with maturity date 01/31/29 and a market value of $168,406,500.	165,038,370

19,499,262	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 05/31/23 maturing on 06/01/23 with a maturity value of $19,502,035 and an effective yield of 5.12%, collateralized by a U.S. Treasury Note with maturity date 12/31/27 and a market value of $19,897,206.	19,499,262

	Total Repurchase Agreements	184,537,632

	Money Market Funds — 0.1%

393,298	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 5.03% (b)	393,298

	TOTAL SHORT-TERM INVESTMENTS (COST $426,584,950)	426,675,688

	TOTAL INVESTMENTS — 100.1% (Cost $426,584,950)	426,675,688

	Other Assets and Liabilities (net) — (0.1)%	(372,812)

	TOTAL NET ASSETS — 100.0%	$426,302,876

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2023.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2023, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$5,009,248	$—	$—	$5,009,248

TOTAL DEBT OBLIGATIONS	5,009,248	—	—	5,009,248

Short-Term Investments	3,435,439	11,937,932	—	15,373,371

Total Investments	8,444,687	11,937,932	—	20,382,619

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	79,291	—	79,291
Futures Contracts
Interest Rate Risk	120,263	—	—	120,263

Total	$8,564,950	$12,017,223	$—	$20,582,173

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(28,025)	$—	$—	$(28,025)

Total	$(28,025)	$—	$—	$(28,025)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$7,427,794	$—	$7,427,794
Corporate Debt	—	140,280,660	15,901,710	156,182,370
Sovereign and Sovereign Agency Issuers	—	2,119,529,292	184,179,065	2,303,708,357
U.S. Government	9,114,574	—	—	9,114,574

TOTAL DEBT OBLIGATIONS	9,114,574	2,267,237,746	200,080,775	2,476,433,095

Loan Assignments	—	—	29,210,508	29,210,508
Loan Participations	—	—	12,681,588	12,681,588
Investment Funds	—	—	3,654,150	3,654,150
Mutual Funds	27,584,457	—	—	27,584,457
Rights/Warrants	—	8,412,994	3,565,276	11,978,270
Short-Term Investments	2,023,137	35,000,000	—	37,023,137

Total Investments	38,722,168	2,310,650,740	249,192,297	2,598,565,205

Derivatives^
Bond Forward Contracts
Interest Rate Risk	—	192,013	—	192,013
Forward Currency Contracts
Foreign Currency Risk	—	4,678,232	—	4,678,232
Options
Credit Risk	—	—	350,921	350,921
Swap Contracts
Credit Risk	—	20,947,939	—	20,947,939
Interest Rate Risk	—	11,347,060	—	11,347,060

Total	$38,722,168	$2,347,815,984	$249,543,218	$2,636,081,370

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(992,701)	$—	$(992,701)
Swap Contracts
Credit Risk	—	(2,090,004)	—	(2,090,004)
Interest Rate Risk	—	(137,757)	—	(137,757)

Total	$—	$(3,220,462)	$—	$(3,220,462)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$31,754,544	$—	$31,754,544
U.S. Government	52,985,307	—	—	52,985,307

TOTAL DEBT OBLIGATIONS	52,985,307	31,754,544	—	84,739,851

Short-Term Investments	3,337,330	74,502,762	—	77,840,092

Total Investments	56,322,637	106,257,306	—	162,579,943

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,157,902	—	2,157,902
Futures Contracts
Interest Rate Risk	1,092	—	—	1,092
Swap Contracts
Credit Risk	—	268,946	—	268,946
Interest Rate Risk	—	906,622	—	906,622

Total	$56,323,729	$109,590,776	$—	$165,914,505

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(39,245)	$—	$—	$(39,245)
Written Options
Credit Risk	—	(112,834)	—	(112,834)
Swap Contracts
Interest Rate Risk	—	(144,343)	—	(144,343)

Total	$(39,245)	$(257,177)	$—	$(296,422)

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$18,405,253	$—	$18,405,253
Corporate Debt	—	26,234,993	—	26,234,993
U.S. Government	4,347,258	—	—	4,347,258
U.S. Government Agency	4,999,985	23,038,615	—	28,038,600

TOTAL DEBT OBLIGATIONS	9,347,243	67,678,861	—	77,026,104

Mutual Funds	28,317,350	—	—	28,317,350
Short-Term Investments	682,683	32,782,202	—	33,464,885
Purchased Options	—	15,395	—	15,395

Total Investments	38,347,276	100,476,458	—	138,823,734

Description	Level 1	Level 2	Level 3	Total
Multi-Sector Fixed Income Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$1,849,628	$—	$1,849,628
Futures Contracts
Interest Rate Risk	164,986	—	—	164,986
Swap Contracts
Interest Rate Risk	—	1,010,745	—	1,010,745

Total	$38,512,262	$103,336,831	$—	$141,849,093

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(856,985)	$—	$(856,985)
Futures Contracts
Interest Rate Risk	(36,811)	—	—	(36,811)
Swap Contracts
Interest Rate Risk	—	(1,149,433)	—	(1,149,433)

Total	$(36,811)	$(2,006,418)	$—	$(2,043,229)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$859,821,285	$9,377,686	$869,198,971
Corporate Debt	—	2,563,800	—	2,563,800
U.S. Government	49,902,269	—	—	49,902,269
U.S. Government Agency	37,501,235	54,321,387	4,886,736	96,709,358

TOTAL DEBT OBLIGATIONS	87,403,504	916,706,472	14,264,422	1,018,374,398

Mutual Funds	10,916,211	—	—	10,916,211
Short-Term Investments	3,225,378	208,005,490	—	211,230,868
Purchased Options	—	78,802	—	78,802

Total Investments	101,545,093	1,124,790,764	14,264,422	1,240,600,279

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	293,106	—	293,106
Futures Contracts
Interest Rate Risk	118,383	—	—	118,383
Swap Contracts
Credit Risk	—	25,046,022	—	25,046,022

Total	$101,663,476	$1,150,129,892	$14,264,422	$1,266,057,790

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(137,216)	$—	$(137,216)
Futures Contracts
Interest Rate Risk	(211,759)	—	—	(211,759)
Written Options
Credit Risk	—	(80,455)	—	(80,455)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Liability Valuation Inputs (continued)
Swap Contracts
Credit Risk	$—	$(4,406,498)	$—	$(4,406,498)
Equity Risk	—	(139,898)	—	(139,898)

Total	$(211,759)	$(4,764,067)	$—	$(4,975,826)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$242,138,056	$184,537,632	$—	$426,675,688

Total Investments	242,138,056	184,537,632	—	426,675,688

Total	$242,138,056	$184,537,632	$—	$426,675,688

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for bond forward contracts and forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

Emerging Country Debt Fund has committed an additional $9,300,000 to an investment in Bona Fide Investment Holdings II LLC, a private investment in a pool of constitutional obligations of the Colombian government owed to individuals.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, one Colombia Government International Bond, due 2/15/27 which is valued by applying a 150 basis point spread to the yield of the Colombia Government International Bond, due 4/25/27, one Colombia Government International Bond, due 3/09/28 which is valued by applying a 160 basis point spread to the yield of the Colombia Government International Bond, due 4/25/27, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 200 basis point discount for liquidity considerations, Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, due 6/23/28, which is valued based on a more liquid loan participation’s price discounted by 2 points, a Republic of Kenya loan agreement, which is valued by applying 500 basis point yield spread to a comparable bond and an investment fund valued based on a monthly net asset value statement. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations, two asset-backed securities that were valued in line with general movement of spreads, interest rates or a comparable bond and two asset-backed securities priced based on market trades. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2023.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2023	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of May 31, 2023	Net Change in Unrealized Appreciation (Depreci- ation) from Investments Still Held as of May 31, 2023
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$15,471,486	$—	$—	$(430)	$—	$430,654	$—	$—	$15,901,710	$430,654
Sovereign and Sovereign Agency Issuers	197,198,523	—	—	(33,704,805)	—	20,685,347	—	—	184,179,065	20,685,347
Investment Funds	7,035,403	—	(3,524,545)	—	424,855	(281,563)	—	—	3,654,150	(281,563)
Loan Assignments	32,811,159	—	(2,757,697)	218,032	225,374	(1,286,360)	—	—	29,210,508	(1,286,360)
Loan Participations	21,513,110	3,374,919	(8,321,459)	(3,224,081)	(1,516,199)	855,298	—	—	12,681,588	(979,330)
Rights/Warrants	3,216,316	50,929	—	4,822	—	293,209	—	—	3,565,276	293,209

Total Investments	277,245,997	3,425,848	(14,603,701)	(36,706,462)	(865,970)	20,696,585	—	—	249,192,297	18,861,957

Derivatives
Options	301,675	—	—	—	(125,129)	174,375	—	—	350,921	174,375

Total	$277,547,672	$3,425,848	$(14,603,701)#	$(36,706,462)	$(991,099)	$20,870,960	$—	$—	$249,543,218	$19,036,332

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$10,846,895	$—	$(1,232,750)	$50,678	$(290,212)	$3,074	$—	$—	$9,377,685	$(329,265)
U.S. Government Agency	5,263,033	—	(375,000)	—	879	(2,175)	—	—	4,886,737	(2,175)

Total	$16,109,928	$—	$(1,607,750)##	$50,678	$(289,333)	$899	$—	$—	$14,264,422	$(331,440)

#	Includes $7,565,575 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $375,000 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2023 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	40,289,947	Fair Value	Discount for lack of liquidity/marketability	1.40%-1.60% (1.42%)
Corporate Debt	15,901,710	Fair Value	Discount for lack of liquidity/marketability	2.00% (N/A)
Loan Assignments and Participations	1,769,286	Fair Value	Discount for lack of liquidity/marketability	5.00%-6.00% (5.00%)
Loan Assignments and Participations	17,512,594	Fair Value	Discount for lack of liquidity/marketability	$2.00 (N/A)
Warrants	197,110	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Options	350,921	Fair Value	Probability of CDS threshold event	<5% (N/A)
Investment Funds	3,654,150	Fair Value	Net asset value statement	(N/A)
Opportunistic Income Fund
Asset-Backed Securities	9,298,686	Fair Value	Broker mark of comparable bond	N/A
Government Agency	4,886,736	Fair Value	Discount for lack of liquidity/marketability	1.25% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2023, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $169,867,500 and $79,000, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2023 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Country Debt Fund
Bona Fide Investments Feeder LLC	$—	#	$—	$3,524,545	$—	$—	$424,855	$(281,563)	$3,654,150
GMO U.S. Treasury Fund	67,529,288		—	40,000,000	546,073	—	(137,267)	192,436	27,584,457

Totals	$67,529,288		$—	$43,524,545	$546,073	$—	$287,588	$(89,127)	$31,238,607

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$4,374,928		$—	$—	$—	$—	$—	$(19,818)	$4,355,110
GMO Opportunistic Income Fund, Class VI	23,494,304		—	—	—	—	—	467,936	23,962,240

Totals	$27,869,232		$—	$—	$—	$—	$—	$448,118	$28,317,350

Opportunistic Income Fund
GMO U.S. Treasury Fund	$10,894,378		$—	$—	$133,678	$—	$—	$21,833	$10,916,211

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2023 through May 31, 2023. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2024.

#	Security was not an affiliate at the beginning of the period.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 66.3%

	Australia — 2.1%

38,052	Aurizon Holdings Ltd (a)	88,078

26,238	BlueScope Steel Ltd (a)	316,434

32,748	Brambles Ltd (a)	292,388

13,595	Fortescue Metals Group Ltd (a)	170,229

47,960	GPT Group (The) (REIT) (a)	130,642

128,580	Mirvac Group (REIT) (a)	192,302

424,002	Origin Energy Ltd (a)	2,297,643

71,129	Scentre Group (REIT) (a)	125,343

64,932	Stockland (REIT) (a)	179,834

	Total Australia	3,792,893

	Belgium — 0.4%

7,337	Ageas SA/NV (a)	293,526

730	Sofina SA (a)	151,074

4,348	UCB SA	379,718

	Total Belgium	824,318

	Brazil — 0.1%

7,100	Banco do Brasil SA	62,445

11,100	Petroleo Brasileiro SA Sponsored ADR (a)	128,094

3,000	Telefonica Brasil SA ADR (a)	23,760

	Total Brazil	214,299

	Canada — 2.4%

3,200	Alimentation Couche-Tard Inc (a)	154,944

272,229	Canaccord Genuity Group Inc (a)	1,915,128

2,700	Canadian Tire Corp Ltd – Class A (a)	324,318

1,200	iA Financial Corp Inc	76,482

3,700	Magna International Inc	179,017

12,100	Manulife Financial Corp (a) (b)	224,092

10,600	Manulife Financial Corp (a) (b)	196,383

3,200	Onex Corp (a)	144,902

9,800	Quebecor Inc – Class B (a)	233,684

176,256	Resolute Forest Products Inc * (c)	352,512

7,300	Teck Resources Ltd – Class B * (a) (b)	284,955

2,356	Teck Resources Ltd – Class B (a) (b)	92,049

3,900	West Fraser Timber Co Ltd (a) (b)	263,189

900	West Fraser Timber Co Ltd (a) (b)	60,678

	Total Canada	4,502,333

	China — 0.5%

111,000	Bank of Communications Co Ltd – Class H	71,567

21,500	Beijing Enterprises Holdings Ltd	83,081

22,500	China Conch Venture Holdings Ltd	28,264

60,500	China Overseas Land & Investment Ltd	122,776

212,000	China Railway Group Ltd – Class H	139,694

308,000	China Zhongwang Holdings Ltd * (d)	—

146,000	CITIC Ltd	168,562

80,000	Dongfeng Motor Group Co Ltd – Class H	34,644

13,000	Kingboard Holdings Ltd	35,028

Shares	Description	Value ($)

	China — continued

8,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	16,940

239,500	Shimao Group Holdings Ltd * (c)	135,189

6,000	Sinopharm Group Co Ltd – Class H	19,668

	Total China	855,413

	Denmark — 0.6%

84	AP Moller – Maersk A/S – Class A (a)	141,309

143	AP Moller – Maersk A/S – Class B (a)	240,667

17,918	Danske Bank A/S *	365,424

59	Genmab A/S * (a)	23,226

4,547	Pandora A/S (a)	362,926

72	Rockwool A/S – B Shares	17,201

	Total Denmark	1,150,753

	Finland — 0.2%

86,917	Nokia Oyj (a)	351,616

5,372	Stora Enso Oyj – R Shares (a)	68,151

	Total Finland	419,767

	France — 0.7%

13,281	ArcelorMittal SA	331,277

4,396	BNP Paribas SA (a)	255,576

496	Cie de Saint-Gobain (a)	27,545

2,480	Publicis Groupe SA (a)	184,184

2,030	Renault SA	68,183

13,520	Societe Generale SA	314,752

5,498	Vivendi SE (a)	48,845

	Total France	1,230,362

	Germany — 0.4%

1,594	Bayerische Motoren Werke AG (a)	173,834

724	Continental AG	48,325

3,106	Fresenius SE & Co KGaA (a)	85,173

982	Heidelberg Materials AG (a)	70,445

5,466	Mercedes-Benz Group AG (a)	408,603

	Total Germany	786,380

	India — 0.5%

98,843	GAIL India Ltd	125,063

5,934	Hindalco Industries Ltd	29,169

21,365	Hindustan Petroleum Corp Ltd	67,792

56,680	Indian Oil Corp Ltd	61,554

60,215	NTPC Ltd	125,408

189,372	Oil & Natural Gas Corp Ltd	351,383

212,038	Tata Steel Ltd	271,084

	Total India	1,031,453

	Israel — 1.9%

4,074	Teva Pharmaceutical Industries Ltd *	29,166

36,500	Teva Pharmaceutical Industries Ltd Sponsored ADR *	262,800

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Israel — continued

80,688	Tower Semiconductor Ltd *	3,158,128

	Total Israel	3,450,094

	Italy — 0.3%

23,538	Stellantis NV (a)	358,683

650,357	Telecom Italia SPA * (a)	172,871

	Total Italy	531,554

	Japan — 9.8%

1,700	AGC Inc (a)	61,921

12,200	Amano Corp	253,198

25,400	Asahi Kasei Corp (a)	172,261

15,000	Credit Saison Co Ltd (a)	205,848

16,600	Daiwabo Holdings Co Ltd	307,198

11,900	Denka Co Ltd (a)	218,284

8,300	EXEO Group Inc	157,942

16,000	Fuji Corp	260,493

8,500	FUJIFILM Holdings Corp (a)	519,471

200	Fujitsu Ltd (a)	25,372

16,500	H.U. Group Holdings Inc (a)	311,757

17,500	Haseko Corp	202,609

15,100	Honda Motor Co Ltd (a)	429,666

2,100	Honda Motor Co Ltd Sponsored ADR (a)	59,661

5,200	Idemitsu Kosan Co Ltd (a)	100,831

34,800	Inpex Corp (a)	365,660

12,300	ITOCHU Corp (a)	415,223

14,800	Kanematsu Corp	192,383

8,400	KDDI Corp (a)	258,985

22,000	Kirin Holdings Co Ltd (a)	328,351

22,600	K’s Holdings Corp (a)	194,732

11,200	Kyudenko Corp	296,150

9,300	Maruichi Steel Tube Ltd	204,258

9,300	Mitsubishi Corp (a)	371,814

35,500	Mitsubishi Electric Corp (a)	462,087

14,000	Mitsui OSK Lines Ltd (a)	318,390

7,100	Morinaga & Co Ltd (a)	225,897

6,300	MS&AD Insurance Group Holdings Inc (a)	215,877

8,600	NEC Corp (a)	403,604

14,000	NH Foods Ltd (a)	381,508

2,200	Nippon Telegraph & Telephone Corp (a)	62,504

15,200	Nippon Yusen KK (a)	323,484

39,400	Obayashi Corp	317,069

41,400	Penta-Ocean Construction Co Ltd	208,694

3,900	Renesas Electronics Corp * (a)	63,122

7,300	Sankyu Inc (a)	246,717

3,800	Secom Co Ltd	248,868

21,100	Sekisui House Ltd (a)	411,804

30,300	Shimizu Corp	183,502

1,000	Shionogi & Co Ltd (a)	44,926

16,700	Stanley Electric Co Ltd	335,977

9,500	Subaru Corp	162,946

26,700	SUMCO Corp (a)	380,056

Shares	Description	Value ($)

	Japan — continued

50,300	Sumitomo Chemical Co Ltd (a)	149,780

20,600	Sumitomo Corp (a)	388,790

9,100	Sumitomo Mitsui Financial Group Inc (a)	369,293

7,300	Sumitomo Mitsui Trust Holdings Inc	257,210

35,400	T&D Holdings Inc (a)	480,693

9,500	Taisei Corp	301,867

7,600	Takuma Co Ltd	77,367

1,900	TDK Corp (a)	72,484

22,800	Teijin Ltd (a)	210,647

12,500	THK Co Ltd	263,131

40,000	Tokai Carbon Co Ltd (a)	330,572

7,400	Tokyo Seimitsu Co Ltd (a)	320,931

9,800	Toppan Inc (a)	209,352

83,193	Toshiba Corp (a)	2,683,681

14,600	Tosoh Corp (a)	167,723

6,300	Toyota Industries Corp (a)	388,493

800	Toyota Tsusho Corp (a)	35,140

6,200	Yamaha Motor Co Ltd	152,535

5,300	Zenkoku Hosho Co Ltd (a)	189,347

	Total Japan	17,960,136

	Netherlands — 1.1%

72,184	Aegon NV (a)	317,189

3,938	EXOR NV * (a)	327,033

4,045	ING Groep NV (a)	49,839

9,170	JDE Peet’s NV (a)	266,482

11,057	Koninklijke Ahold Delhaize NV (a)	350,533

20,632	Koninklijke Philips NV * (a)	389,792

8,649	NN Group NV (a)	312,032

	Total Netherlands	2,012,900

	New Zealand — 0.1%

15,249	Auckland International Airport Ltd * (a)	81,503

19,591	Meridian Energy Ltd (a)	62,553

	Total New Zealand	144,056

	Poland — 0.1%

8,820	Polski Koncern Naftowy ORLEN SA	125,582

	Portugal — 0.1%

38,712	EDP – Energias de Portugal SA	189,104

	South Africa — 0.1%

10,709	Bidvest Group Ltd (The)	129,358

	South Korea — 0.6%

660	E-MART Inc	41,910

4,906	Kia Corp	316,955

1,343	LG Corp	87,100

1,202	LG Electronics Inc	111,075

162	POSCO Holdings Inc	43,897

3,900	POSCO Holdings Inc Sponsored ADR (a)	264,732

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

4,827	SK Square Co Ltd *	167,882

	Total South Korea	1,033,551

	Spain — 0.4%

60,712	Banco Bilbao Vizcaya Argentaria SA (a)	399,162

116,598	Banco Santander SA (a)	380,929

	Total Spain	780,091

	Sweden — 0.3%

44,077	Fastighets AB Balder – B Shares * (a)	148,774

3,811	Investor AB – A Shares (a)	78,592

12,711	Kinnevik AB – Class B * (a)	183,479

5,073	Skanska AB – B Shares	67,027

3,739	Svenska Cellulosa AB SCA – Class B (a)	49,712

3,867	Telefonaktiebolaget LM Ericsson – B Shares (a)	19,996

	Total Sweden	547,580

	Switzerland — 0.6%

9,748	Adecco Group AG (Registered) * (a)	291,284

6,071	Logitech International SA (Registered)	388,324

1,316	Roche Holding AG – Genusschein (a)	419,158

	Total Switzerland	1,098,766

	Taiwan — 2.1%

62,593	Silicon Motion Technology Corp ADR (a)	3,833,195

	Thailand — 0.2%

28,500	Kasikornbank Pcl NVDR	106,009

359,400	Krung Thai Bank Pcl NVDR	196,105

7,600	Thai Oil Pcl NVDR	9,432

	Total Thailand	311,546

	Turkey — 0.2%

88,808	Haci Omer Sabanci Holding AS	165,201

402,666	Yapi ve Kredi Bankasi AS	198,338

	Total Turkey	363,539

	United Kingdom — 0.7%

1,686	3i Group Plc (a)	41,130

4,506	Berkeley Group Holdings Plc (The) (a)	220,549

174,016	BT Group Plc (a)	317,882

3,664	Coca-Cola HBC AG * (a)	108,851

77,864	Kingfisher Plc (a)	223,967

95,202	Taylor Wimpey Plc (a)	135,599

32,400	Vodafone Group Plc Sponsored ADR (a)	307,152

	Total United Kingdom	1,355,130

	United States — 39.8%

2,185	3M Co. (a)	203,882

60,950	Activision Blizzard, Inc. * (a) (e)	4,888,190

15,058	Aerojet Rocketdyne Holdings, Inc. *	820,360

700	Akamai Technologies, Inc. * (a)	64,484

Shares	Description	Value ($)

	United States — continued

217,023	Albertsons Cos., Inc. – Class A (a) (e)	4,418,588

12,900	Ally Financial, Inc. (a)	344,043

1,787	Alphabet, Inc. – Class A * (a)	219,569

1,657	Alphabet, Inc. – Class C * (a)	204,424

3,000	Arrow Electronics, Inc. *	379,920

200	Aspen Technology, Inc. * (a)	32,784

3,284	Best Buy Co., Inc. (a)	238,648

630	Biogen, Inc. * (a)	186,738

760	Bio-Rad Laboratories, Inc. – Class A * (a)	283,746

28,842	Black Knight, Inc. * (a)	1,666,491

7,600	BorgWarner, Inc.	336,908

4,000	Capital One Financial Corp. (a)	416,840

9,200	Carrier Global Corp. (a)	376,280

2,900	CBRE Group, Inc. – Class A * (a)	217,268

4,968	Centene Corp. * (a)	310,053

2,210	Chesapeake Energy Corp. (a)	166,302

8,300	Citigroup, Inc. (a)	367,856

22,066	Cleveland-Cliffs, Inc. * (a)	306,276

6,300	Cognizant Technology Solutions Corp. – Class A (a)	393,687

10,200	Comcast Corp. – Class A (a)	401,370

365	Crowdstrike Holdings, Inc. – Class A * (a)	58,447

4,600	CVS Health Corp. (a)	312,938

5,809	Dell Technologies, Inc. – Class C (a)	260,301

2,500	Discover Financial Services (a)	256,850

36,800	DISH Network Corp. – Class A * (a)	236,624

2,339	DR Horton, Inc. (a)	249,899

1,500	Dropbox, Inc. – Class A * (a)	34,530

8,100	eBay, Inc. (a)	344,574

1,729	Expedia Group, Inc. * (a)	165,483

1,352	FedEx Corp. (a)	294,709

10,000	Fidelity National Financial, Inc. (a)	341,400

32,700	Ford Motor Co. (a)	392,400

41,224	ForgeRock, Inc. – Class A* (a)	829,839

5,200	Fortune Brands Innovations, Inc. (a)	314,340

52,148	Fox Corp. – Class B (a)	1,523,243

12,300	Franklin Resources, Inc. (a)	295,323

800	Generac Holdings, Inc. * (a)	87,136

11,300	General Motors Co. (a)	366,233

44,462	Globus Medical, Inc. – Class A * (a) (e)	2,406,728

500	Goldman Sachs Group, Inc. (The) (a)	161,950

7,008	HEICO Corp. – Class A (a)	853,925

3,611	Heska Corp. * (a)	432,345

26,970	Horizon Therapeutics Plc * (a)	2,697,809

13,100	HP, Inc. (a)	380,686

5,071	Incyte Corp. * (a)	312,120

14,800	Intel Corp. (a)	465,312

3,000	International Business Machines Corp. (a)	385,770

8,500	Invesco Ltd. (a)	122,230

22,740	IVERIC bio, Inc. *	858,435

2,500	Jazz Pharmaceuticals Plc *	320,400

22,000	Kinder Morgan, Inc. (a)	354,420

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,719	Knight-Swift Transportation Holdings, Inc. (a)	149,518

9,900	Kraft Heinz Co. (The) (a)	378,378

1,600	Laboratory Corp. of America Holdings (a)	340,048

2,213	Lennar Corp. – Class A (a)	237,057

45,762	Liberty Broadband Corp. – Class C * (a)	3,390,964

147,869	Liberty Global Plc – Class A * (a)	2,410,265

3,342	Liberty Global Plc – Class C *	56,881

7,919	Liberty Media Corp.-Liberty Formula One – Class A * (a)	500,085

11,432	Life Storage, Inc. (a)	1,456,322

3,800	LyondellBasell Industries NV – Class A (a)	325,052

7,871	Match Group, Inc. * (a)	271,549

1,958	Meta Platforms, Inc. – Class A * (a)	518,322

7,000	Micron Technology, Inc. (a)	477,400

2,872	Moderna, Inc. * (a)	366,783

2,800	Mohawk Industries, Inc. *	257,712

6,800	Molson Coors Brewing Co. – Class B (a)	420,580

7,100	Mosaic Co. (The) (a)	226,916

29,378	National Instruments Corp.	1,698,048

10,200	NRG Energy, Inc. (a)	344,658

2,600	Nucor Corp. (a)	343,356

1,357	Occidental Petroleum Corp. (a)	78,245

9,593	Ovintiv, Inc. (a)	317,240

19,995	Paramount Global – Class B (a)	304,124

5,100	PayPal Holdings, Inc. * (a)	316,149

153,945	Pershing Square Tontine Holdings Ltd. * (c)	15,395

9,845	Pfizer, Inc. (a)	374,307

94,999	PNM Resources, Inc. (a)	4,362,354

3,745	PulteGroup, Inc. (a)	247,470

800	QUALCOMM, Inc. (a)	90,728

96,296	Radius Global Infrastructure, Inc. – Class A * (a)	1,425,181

500	Regeneron Pharmaceuticals, Inc. * (a)	367,780

100	Roper Technologies, Inc. (a)	45,422

1,900	Skyworks Solutions, Inc. (a)	196,669

67,900	Spirit Airlines, Inc. (a) (e)	1,032,759

24,198	Sportsman’s Warehouse Holdings, Inc. *	109,617

700	SS&C Technologies Holdings, Inc. (a)	38,472

3,500	Steel Dynamics, Inc. (a)	321,650

12,200	Synchrony Financial (a)	377,712

136,658	TEGNA, Inc. (a)	2,116,832

3,400	Textron, Inc. (a)	210,358

30,000	Triton International Ltd	2,479,200

6,893	Tyson Foods, Inc. – Class A (a)	349,062

60,767	Univar Solutions, Inc. *	2,164,521

2,484	Universal Health Services, Inc. – Class B (a)	328,211

10,400	Verizon Communications, Inc. (a)	370,552

759	Vertex Pharmaceuticals, Inc. * (a)	245,590

36,500	Viatris, Inc. (a)	333,975

40,026	VMware, Inc. – Class A * (a) (e)	5,455,144

5,676	Walgreens Boots Alliance, Inc. (a)	172,380

8,700	Western Digital Corp. *	336,951

2,900	Westlake Corp. (a)	301,455

2,200	Whirlpool Corp. (a)	284,438

Shares / Par Value†	Description	Value ($)

	United States — continued

5,400	Zoom Video Communications, Inc. – Class A * (a)	362,502

	Total United States	73,063,445

	TOTAL COMMON STOCKS (COST $130,673,692)	121,737,598

	PREFERRED STOCKS (f) — 0.4%

	Brazil — 0.1%

19,700	Petroleo Brasileiro SA Sponsored ADR (a)	202,516

	Germany — 0.3%

2,200	Bayerische Motoren Werke AG (a)	226,492

1,186	Porsche Automobil Holding SE *	66,061

2,080	Volkswagen AG (a)	260,586

	Total Germany	553,139

	TOTAL PREFERRED STOCKS (COST $729,636)	755,655

	RIGHTS/WARRANTS — 0.2%

	United States — 0.2%

195,149	Bristol-Myers Squibb Co. CVR * (c)	361,026

13,635	Contra Abiomed, Inc. * (c)	23,861

	TOTAL RIGHTS/WARRANTS (COST $298,336)	384,887

	INVESTMENT FUNDS — 1.3%

	United States — 1.3%

1,000,824	Altaba, Inc. (c)	2,331,920

	TOTAL INVESTMENT FUNDS (COST $1,660,089)	2,331,920

	DEBT OBLIGATIONS — 55.5%

	United States — 55.5%

	Asset-Backed Securities — 2.9%

5,418,616	OZLM VI Ltd, Series 14-6A, Class A1S,

	144A, Variable Rate, 3 mo. LIBOR + 1.08%, 6.34%, due 04/17/31	5,329,306

	U.S. Government — 22.4%

400,000	U.S. Treasury Note, 0.13%, due 07/31/23	396,526

3,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.41%, due 10/31/23	3,500,595

10,650,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.41%, due 07/31/24 (a)	10,650,782

26,475,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.57%, due 01/31/25 (a) (g)	26,523,967

	Total U.S. Government	41,071,870

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government Agency — 30.2%

3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.16%, due 10/06/23	3,000,026

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 5.13%, due 12/14/23	5,000,803

3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 5.18%, due 03/06/24	3,002,617

5,000,000	Federal Home Loan Banks, 5.23%, due 03/22/24	4,981,456

37,500,000	Federal National Mortgage Association, TBA, 5.00%, due 06/13/53	36,939,697

2,500,000	Federal National Mortgage Association, TBA, 5.50%, due 06/13/53	2,498,437

	Total U.S. Government Agency	55,423,036

	Total United States	101,824,212

	TOTAL DEBT OBLIGATIONS (COST $102,176,356)	101,824,212

	MUTUAL FUNDS — 3.2%

	United States — 3.2%

	Affiliated Issuers — 3.2%

431,379	GMO Emerging Markets ex-China Fund, Class VI	5,888,327

	TOTAL MUTUAL FUNDS (COST $6,060,878)	5,888,327

	Par Value† / Shares	Description	Value ($)

		SHORT-TERM INVESTMENTS — 23.9%

		Sovereign and Sovereign Agency Issuers — 7.8%

JPY	2,000,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/03/23	14,357,059

		Money Market Funds — 0.8%

	1,412,186	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (h)	1,412,186

		Repurchase Agreements — 15.3%

	28,019,915	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/31/23, maturing on 06/01/23 with a maturity value of $28,023,877 and an effective yield of 5.09%, collateralized by a U.S. Treasury Note with maturity date 12/31/27 and a market value of $28,591,750.	28,019,915

		TOTAL SHORT-TERM INVESTMENTS (COST $44,393,787)	43,789,160

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Notional Amount	Value ($)

Currency Options – Puts – 0.0%
USD Put/CHF Call	BCLY	0.88%	08/11/23	USD 3,330,000	USD 3,330,000	11,758

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps – Puts — 0.0%
CDX.NA.IG.S40	GS	72.50%	06/21/23	USD 50,063,000	Fixed Spread	Pay	27,330

TOTAL PURCHASED OPTIONS (COST $53,329)	39,088

TOTAL INVESTMENTS — 150.8% (Cost $286,046,103)	276,750,847

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (33.1)%

	Common Stocks — (33.0)%

	Australia — (0.6)%

(5,304)	ASX Ltd	(232,493)

(1,115)	Cochlear Ltd	(176,462)

(7,891)	IDP Education Ltd	(111,875)

(216)	Macquarie Group Ltd	(23,958)

(133,098)	Pilbara Minerals Ltd	(381,559)

(4,728)	Ramsay Health Care Ltd	(176,433)

(1,220)	WiseTech Global Ltd	(59,294)

	Total Australia	(1,162,074)

	Austria — (0.2)%

(3,788)	Verbund AG	(286,236)

	Belgium — (0.2)%

(6,382)	Anheuser-Busch InBev SA/NV	(340,448)

	Canada — (1.4)%

(6,500)	Agnico Eagle Mines Ltd	(330,070)

(8,700)	Algonquin Power & Utilities Corp	(73,341)

(18,300)	AltaGas Ltd	(310,325)

(6,376)	Brookfield Infrastructure Corp – Class A	(293,934)

(872)	Cameco Corp	(24,276)

(10,800)	Enbridge Inc	(380,160)

(2,900)	Franco-Nevada Corp	(421,631)

(2,300)	GFL Environmental Inc	(83,122)

(10,800)	Pembina Pipeline Corp	(326,916)

(5,600)	Restaurant Brands International Inc	(408,296)

	Total Canada	(2,652,071)

	Denmark — (0.1)%

(323)	Coloplast A/S – Class B	(40,758)

(8,336)	Tryg A/S	(189,744)

	Total Denmark	(230,502)

	Finland — (0.1)%

(2,457)	Elisa Oyj	(137,631)

(361)	Kone Oyj – Class B	(18,363)

	Total Finland	(155,994)

	France — (0.8)%

(10,681)	Accor SA *	(355,693)

(1,851)	Aeroports de Paris *	(282,125)

(52)	Euronext NV	(3,470)

(20,306)	Getlink SE	(345,502)

(207)	Hermes International	(422,243)

(248)	Sartorius Stedim Biotech	(65,377)

(226)	Sodexo SA	(24,468)

	Total France	(1,498,878)

Shares	Description	Value ($)

	Germany — (1.0)%

(9,686)	Delivery Hero SE *	(363,760)

(1,323)	Deutsche Boerse AG	(228,831)

(1,385)	MTU Aero Engines AG	(320,397)

(1,248)	Puma SE	(59,647)

(257)	QIAGEN NV *	(11,640)

(274)	Rational AG	(184,152)

(3,502)	Symrise AG – Class A	(375,039)

(98,860)	Telefonica Deutschland Holding AG	(278,733)

(1,871)	Zalando SE *	(54,408)

	Total Germany	(1,876,607)

	Israel — (0.3)%

(2,500)	CyberArk Software Ltd *	(386,825)

(1,500)	Wix.com Ltd *	(114,330)

	Total Israel	(501,155)

	Italy — (0.8)%

(9,432)	Amplifon SPA	(327,167)

(1,278)	Ferrari NV (b)	(365,818)

(271)	Ferrari NV (b)	(77,688)

(22,728)	FinecoBank Banca Fineco SPA	(303,604)

(26,970)	Infrastrutture Wireless Italiane SPA	(343,867)

	Total Italy	(1,418,144)

	Japan — (2.7)%

(8,000)	Aeon Co Ltd	(158,221)

(14,700)	ANA Holdings Inc *	(326,069)

(11,000)	Asahi Intecc Co Ltd	(209,611)

(3,500)	GMO Payment Gateway Inc	(276,017)

(17,200)	Japan Airlines Co Ltd	(328,696)

(9,600)	Japan Exchange Group Inc	(156,762)

(4,900)	Keio Corp	(172,432)

(3,700)	Keisei Electric Railway Co Ltd	(141,855)

(2,600)	Lasertec Corp	(408,234)

(13,000)	M3 Inc	(288,550)

(20,300)	MonotaRO Co Ltd	(281,488)

(1,000)	Nidec Corp	(49,555)

(15,600)	Nihon M&A Center Holdings Inc	(109,063)

(20,100)	Nippon Paint Holdings Co Ltd	(153,919)

(14,100)	Odakyu Electric Railway Co Ltd	(205,281)

(12,400)	Oriental Land Co Ltd	(464,413)

(66,000)	Rakuten Group Inc	(272,170)

(4,600)	Shiseido Co Ltd	(208,892)

(32,400)	SoftBank Corp	(345,263)

(800)	SoftBank Group Corp	(31,478)

(5,000)	Tobu Railway Co Ltd	(130,797)

(13,700)	Tokyu Corp	(176,924)

(800)	West Japan Railway Co	(33,505)

	Total Japan	(4,929,195)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Netherlands — (0.6)%

(269)	Adyen NV *	(440,579)

(1,416)	IMCD NV	(213,444)

(8,366)	Just Eat Takeaway.com NV *	(126,529)

(16,608)	Universal Music Group NV	(329,454)

	Total Netherlands	(1,110,006)

	New Zealand — (0.2)%

(5,433)	Xero Ltd *	(387,879)

	Peru — (0.2)%

(4,900)	Southern Copper Corp	(327,173)

	Singapore — (0.3)%

(69,338)	Grab Holdings Ltd – Class A *	(206,627)

(572,800)	Sembcorp Marine Ltd *	(52,045)

(28,300)	Singapore Exchange Ltd	(194,068)

	Total Singapore	(452,740)

	Spain — (0.5)%

(10,930)	Cellnex Telecom SA	(442,943)

(13,863)	Ferrovial SA	(430,135)

	Total Spain	(873,078)

	Sweden — (0.2)%

(2,381)	Evolution AB	(314,312)

	Switzerland — (0.3)%

(6)	Chocoladefabriken Lindt & Spruengli AG	(71,900)

(260)	Partners Group Holding AG	(235,050)

(2,002)	Straumann Holding AG (Registered)	(294,131)

	Total Switzerland	(601,081)

	United Kingdom — (1.3)%

(2,364)	Admiral Group Plc	(68,477)

(36,828)	Auto Trader Group Plc	(289,027)

(3,047)	Halma Plc	(91,448)

(18,955)	Hargreaves Lansdown Plc	(189,247)

(49,816)	Informa Plc	(432,504)

(5,268)	InterContinental Hotels Group Plc	(346,638)

(4,395)	London Stock Exchange Group Plc	(468,527)

(3,061)	M&G Plc	(7,562)

(1,284)	Prudential Plc	(16,871)

(224,509)	Rolls-Royce Holdings Plc *	(401,087)

(793)	Spirax-Sarco Engineering Plc	(108,091)

	Total United Kingdom	(2,419,479)

	United States — (21.2)%

(15,700)	AES Corp. (The)	(309,918)

(2,000)	Alnylam Pharmaceuticals, Inc. *	(370,020)

(8,500)	Altria Group, Inc.	(377,570)

(1,000)	American Tower Corp. (REIT)	(184,440)

(2)	Aon Plc – Class A	(617)

Shares	Description	Value ($)

	United States — continued

(451)	Aramark	(17,805)

(4,500)	Ares Management Corp. – Class A	(391,905)

(2,100)	Arthur J Gallagher & Co.	(420,693)

(538)	Axon Enterprise, Inc. *	(103,786)

(4,400)	Bills Holdings, Inc. *	(455,752)

(4,200)	Bio-Techne Corp.	(343,518)

(2,100)	Boeing Co. (The) *	(431,970)

(4,640)	Broadcom, Inc.	(3,748,934)

(1,900)	Burlington Stores, Inc. *	(285,874)

(7,700)	Caesars Entertainment, Inc. *	(315,777)

(5,500)	Ceridian HCM Holding, Inc. *	(340,175)

(10,914)	Charter Communications, Inc. – Class A *	(3,559,601)

(227)	Chipotle Mexican Grill, Inc. – Class A *	(471,363)

(13,241)	Clarivate Plc *	(103,280)

(6,700)	Cloudflare, Inc. – Class A *	(463,372)

(800)	Crown Castle, Inc. (REIT)	(90,568)

(3,700)	Dexcom, Inc. *	(433,862)

(2,500)	Equity LifeStyle Properties, Inc. (REIT)	(157,925)

(100)	Erie Indemnity Co. – Class A	(21,410)

(2,500)	Essential Utilities, Inc.	(101,850)

(5,600)	Exact Sciences Corp. *	(456,848)

(10,189)	Extra Space Storage, Inc. (REIT)	(1,469,967)

(3,677)	Fastenal Co.	(198,006)

(5,401)	Fortinet, Inc. *	(369,050)

(36,189)	Fox Corp. – Class A	(1,129,097)

(1,200)	Gartner, Inc. *	(411,432)

(5,649)	HEICO Corp.	(873,222)

(88)	Hershey Co. (The)	(22,854)

(2,600)	Hess Corp.	(329,342)

(976)	HubSpot, Inc. *	(505,558)

(800)	IDEXX Laboratories, Inc. *	(371,816)

(2,418)	Ingersoll Rand, Inc.	(137,004)

(1,300)	Insulet Corp. *	(356,525)

(1,900)	IQVIA Holdings, Inc. *	(374,129)

(3,700)	Iron Mountain, Inc. (REIT)	(197,654)

(3,700)	Lamb Weston Holdings, Inc.	(411,440)

(136,383)	Liberty Global Plc – Class C *	(2,321,239)

(12,840)	Liberty Media Corp.-Liberty Formula One – Class C *	(903,936)

(1,200)	Linde Plc	(424,392)

(5,000)	Live Nation Entertainment, Inc. *	(399,700)

(1,200)	MarketAxess Holdings, Inc.	(326,892)

(1,100)	Mastercard, Inc. – Class A	(401,522)

(10,099)	MaxLinear, Inc. *	(294,992)

(1,800)	MongoDB, Inc. – Class A *	(528,822)

(330)	Monolithic Power Systems, Inc.	(161,670)

(700)	Moody’s Corp.	(221,816)

(800)	MSCI, Inc. – Class A	(376,424)

(9,400)	Newmont Corp.	(381,170)

(13,100)	NiSource, Inc.	(352,259)

(4,834)	Novocure Ltd. *	(347,130)

(18,484)	NuVasive, Inc. *	(705,349)

(5,200)	Okta, Inc. *	(472,680)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(5,900)	ONEOK, Inc.	(334,294)

(34,600)	Palantir Technologies, Inc. – Class A *	(508,966)

(3,700)	Paychex, Inc.	(388,241)

(3,900)	Philip Morris International, Inc.	(351,039)

(344)	PTC, Inc. *	(46,234)

(300)	Repligen Corp. *	(50,376)

(9,700)	ROBLOX Corp. – Class A *	(406,042)

(5,800)	Roku, Inc. *	(337,560)

(9,800)	Rollins, Inc.	(385,336)

(5,506)	Royal Caribbean Cruises Ltd. *	(445,821)

(900)	ServiceNow, Inc. *	(490,302)

(1,078)	Sherwin-Williams Co. (The)	(245,547)

(1,600)	Simon Property Group, Inc. (REIT)	(168,240)

(2,000)	Snowflake, Inc. – Class A *	(330,720)

(603)	Stanley Black & Decker, Inc.	(45,207)

(3,700)	Starbucks Corp.	(361,268)

(242)	Sysco Corp.	(16,928)

(2,314)	Tesla, Inc. *	(471,894)

(19,500)	Toast, Inc. – Class A *	(408,915)

(5,750)	Trade Desk, Inc. (The) – Class A *	(402,960)

(500)	TransDigm Group, Inc.	(386,825)

(3,781)	Twilio, Inc. – Class A *	(263,233)

(11,764)	Uber Technologies, Inc. *	(446,208)

(4,200)	UDR, Inc. (REIT)	(166,614)

(1,500)	Vail Resorts, Inc.	(364,800)

Shares	Description	Value ($)

	United States — continued

(194)	Vulcan Materials Co.	(37,927)

(13,500)	Williams Cos., Inc. (The)	(386,910)

(7,855)	Wolfspeed, Inc. *	(377,354)

(200)	Yum! Brands, Inc.	(25,738)

(2,888)	Zillow Group, Inc. – Class C *	(131,722)

(3,100)	Zscaler, Inc. *	(419,988)

	Total United States	(38,939,131)

	TOTAL COMMON STOCKS (PROCEEDS $63,066,581)	(60,476,183)

	PREFERRED STOCKS (f) — (0.1)%

	Germany — (0.1)%

(761)	Sartorius AG	(255,407)

	TOTAL PREFERRED STOCKS (PROCEEDS $351,737)	(255,407)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $63,418,318)	(60,731,590)

	Other Assets and Liabilities (net) — (17.7%)	(32,522,125)

	TOTAL NET ASSETS — 100.0%	$183,497,132

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/08/2023	SSB	AUD	6,413,820	USD	4,286,816	104,646
08/08/2023	JPM	AUD	1,030,000	USD	690,808	19,190
07/24/2023	JPM	AUD	13,999,299	USD	9,327,209	203,814
08/08/2023	BOA	AUD	380,000	USD	249,064	1,282
06/02/2023	MSCI	BRL	7,607,447	USD	1,534,890	35,383
06/02/2023	JPM	BRL	6,992,554	USD	1,400,191	21,886
06/30/2023	BCLY	CAD	2,300,000	USD	1,712,061	16,579
08/14/2023	MSCI	CAD	306,425	USD	227,565	1,457
06/30/2023	BOA	CAD	430,000	USD	319,943	2,962
08/08/2023	SSB	CAD	148,912	USD	110,841	975
08/08/2023	CITI	CAD	20,348	USD	15,101	88
08/08/2023	MSCI	CAD	306,425	USD	227,606	1,529
07/12/2023	MSCI	CHF	4,437,275	USD	5,025,124	130,710
08/15/2023	BCLY	CHF	1,114,542	USD	1,259,000	25,093
08/15/2023	JPM	CHF	180,000	USD	201,903	2,625
07/31/2023	SSB	CHF	13,948,723	USD	15,516,890	100,073
07/10/2023	MSCI	CLP	320,000,000	USD	397,430	4,438
07/17/2023	SSB	CZK	5,770,976	USD	272,479	12,943
07/17/2023	GS	CZK	1,600,000	USD	74,346	2,390
07/17/2023	MSCI	CZK	1,400,000	USD	65,583	2,621
07/17/2023	CITI	CZK	1,800,000	USD	82,813	1,862
07/17/2023	BOA	EUR	2,422,800	USD	2,687,282	90,892

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/31/2023	JPM	EUR	2,200,000	USD	2,433,999	74,551
07/17/2023	MSCI	EUR	479,000	USD	526,791	13,471
07/18/2023	JPM	GBP	240,000	USD	303,658	4,836
07/18/2023	SSB	GBP	140,000	USD	176,749	2,436
08/14/2023	JPM	HUF	10,479,461	USD	30,296	649
08/30/2023	CITI	ILS	267,605	USD	72,377	339
06/07/2023	MSCI	JPY	228,694,620	USD	1,746,014	103,343
06/07/2023	SSB	JPY	29,628,060	USD	225,843	13,030
06/13/2023	SSB	JPY	993,226,844	USD	7,510,297	369,573
07/03/2023	CITI	JPY	2,000,000,000	USD	15,186,180	762,493
06/07/2023	CITI	JPY	36,498,000	USD	275,035	12,877
06/13/2023	JPM	JPY	68,047,674	USD	496,349	7,125
06/20/2023	BCLY	JPY	55,000,000	USD	397,608	1,759
06/13/2023	BCLY	JPY	77,813,053	USD	562,602	3,171
08/30/2023	JPM	NZD	1,050,000	USD	636,300	4,149
08/30/2023	MSCI	NZD	1,120,000	USD	677,510	3,215
06/05/2023	JPM	PEN	280,000	USD	76,263	24
06/27/2023	JPM	PHP	24,500,000	USD	440,172	5,431
08/22/2023	MSCI	PLN	2,500,000	USD	590,885	3,108
06/27/2023	MSCI	RON	1,891,896	USD	420,861	13,850
06/27/2023	GS	RON	350,000	USD	75,700	403
06/13/2023	JPM	SEK	4,540,768	USD	434,180	15,501

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Forward Currency Contracts (continued)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/13/2023	MSCI	SEK	4,781,847	USD	461,860	20,952
07/10/2023	BCLY	SEK	10,100,000	USD	988,258	55,614
07/10/2023	BOA	SEK	1,344,479	USD	131,537	7,387
07/10/2023	JPM	SEK	8,400,000	USD	830,826	55,161
08/22/2023	JPM	SGD	455,848	USD	339,617	1,530
06/06/2023	MSCI	TWD	21,043,349	USD	691,756	6,893
08/30/2023	JPM	TWD	21,043,349	USD	690,965	303
06/02/2023	JPM	USD	2,769,241	BRL	14,292,554	47,970
06/02/2023	MSCI	USD	2,909,094	BRL	14,907,446	29,318
08/02/2023	MSCI	USD	647,405	BRL	3,339,119	3,699
06/30/2023	BOA	USD	308,582	CAD	420,000	1,028
06/30/2023	JPM	USD	1,858,191	CAD	2,530,000	6,839
08/15/2023	BOA	USD	154,643	CHF	140,000	351
07/10/2023	MSCI	USD	703,377	CLP	574,096,500	1,673
07/10/2023	MSCI	USD	86,655	COP	400,000,000	2,394
07/10/2023	JPM	USD	132,183	COP	600,000,000	1,391
07/24/2023	MSCI	USD	2,621,843	GBP	2,107,536	2,505
08/14/2023	MSCI	USD	56,405	HUF	20,000,000	178
08/04/2023	MSCI	USD	204,036	KRW	270,000,000	817
06/02/2023	BCLY	USD	1,397,858	MXN	25,650,000	52,195
06/02/2023	MSCI	USD	1,398,887	MXN	25,650,000	51,166
07/18/2023	MSCI	USD	707,413	MXN	13,018,725	21,595
08/02/2023	MSCI	USD	1,418,459	MXN	25,650,000	13,741
08/02/2023	BCLY	USD	1,428,532	MXN	25,650,000	3,669
06/05/2023	MSCI	USD	150,667	PEN	560,000	1,810
08/31/2023	JPM	USD	75,778	PEN	280,000	19
06/27/2023	JPM	USD	106,465	PHP	6,000,000	2
08/22/2023	GS	USD	117,295	PLN	500,000	261
08/22/2023	JPM	USD	74,036	SGD	100,000	130
07/31/2023	BCLY	USD	1,022,135	ZAR	20,290,856	902
08/30/2023	GS	USD	70,219	ZAR	1,400,000	155
08/30/2023	BOA	ZAR	400,000	USD	20,166	60
08/08/2023	JPM	AUD	530,000	USD	343,770	(1,820)
06/02/2023	JPM	BRL	7,300,000	USD	1,432,524	(6,381)
06/02/2023	MSCI	BRL	7,300,000	USD	1,432,524	(6,381)
06/30/2023	BCLY	CAD	900,000	USD	663,003	(447)
08/08/2023	SSB	CAD	2,428,934	USD	1,789,587	(2,457)
06/30/2023	BOA	CAD	750,000	USD	552,237	(638)
08/08/2023	MSCI	CAD	66,115	USD	48,718	(61)
07/10/2023	MSCI	COP	384,898,500	USD	81,924	(3,764)
08/04/2023	MSCI	IDR	1,400,000,000	USD	93,161	(107)
08/18/2023	MSCI	INR	5,000,000	USD	60,201	(61)
06/07/2023	BOA	JPY	57,477,420	USD	412,305	(544)
06/07/2023	MSCI	JPY	32,053,560	USD	229,557	(678)
08/04/2023	MSCI	KRW	871,169,825	USD	653,793	(7,178)
06/02/2023	MSCI	MXN	25,650,000	USD	1,436,170	(13,884)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/02/2023	BCLY	MXN	25,650,000	USD	1,446,399	(3,655)
08/30/2023	MSCI	NZD	960,000	USD	575,314	(2,653)
06/05/2023	JPM	PEN	280,000	USD	75,604	(634)
08/31/2023	MSCI	PEN	280,000	USD	75,553	(244)
08/08/2023	JPM	USD	1,355,453	AUD	1,990,000	(57,861)
08/02/2023	CITI	USD	58,642	BRL	300,000	(144)
08/02/2023	MSCI	USD	1,396,611	BRL	6,992,554	(33,115)
08/02/2023	JPM	USD	1,385,103	BRL	6,992,554	(21,607)
06/30/2023	BCLY	USD	1,349,942	CAD	1,812,285	(13,986)
06/30/2023	GS	USD	1,047,500	CAD	1,400,000	(15,468)
06/30/2023	JPM	USD	1,378,471	CAD	1,840,000	(22,085)
07/17/2023	BCLY	USD	2,210,784	CAD	2,978,443	(14,350)
08/14/2023	MSCI	USD	227,630	CAD	306,425	(1,522)
07/17/2023	BOA	USD	85,612	CAD	115,660	(319)
08/15/2023	JPM	USD	788,026	CHF	707,000	(5,308)
07/10/2023	JPM	USD	224,568	COP	1,000,000,000	(1,944)
07/31/2023	BCLY	USD	4,731,795	EUR	4,260,000	(163,048)
07/17/2023	MSCI	USD	1,913,913	EUR	1,735,000	(54,603)
07/31/2023	SSB	USD	15,377,459	EUR	14,280,440	(62,031)
07/18/2023	SSB	USD	3,819,187	GBP	3,060,000	(9,200)
07/18/2023	BOA	USD	274,313	GBP	220,000	(392)
07/18/2023	JPM	USD	689,035	GBP	550,000	(4,233)
07/24/2023	SSB	USD	284,273	GBP	228,027	(329)
08/04/2023	MSCI	USD	28,059	IDR	414,143,000	(469)
08/18/2023	BCLY	USD	121,978	INR	10,073,064	(574)
06/13/2023	MSCI	USD	365,982	JPY	48,648,100	(16,230)
06/13/2023	GS	USD	95,185	JPY	13,021,969	(1,565)
06/13/2023	JPM	USD	186,646	JPY	24,950,689	(7,265)
06/13/2023	BCLY	USD	229,851	JPY	30,968,107	(7,208)
06/20/2023	BOA	USD	3,724,303	JPY	503,915,155	(97,499)
07/17/2023	JPM	USD	580,135	KRW	764,808,741	(492)
07/17/2023	BCLY	USD	3,425,469	NOK	35,527,768	(217,998)
07/17/2023	SSB	USD	316,804	NOK	3,300,000	(18,878)
07/24/2023	SSB	USD	1,934,169	NOK	20,944,958	(42,654)
07/24/2023	UBSA	USD	326,965	NOK	3,574,439	(4,161)
07/31/2023	UBSA	USD	271,292	NZD	445,617	(2,983)
06/27/2023	CITI	USD	81,186	PHP	4,500,000	(1,336)
06/27/2023	BCLY	USD	80,037	PHP	4,500,000	(187)
08/22/2023	GS	USD	83,611	PLN	350,000	(1,322)
08/22/2023	SSB	USD	47,317	PLN	200,000	(294)
07/10/2023	BOA	USD	318,303	SEK	3,400,000	(4,343)
08/22/2023	BCLY	USD	438,169	THB	14,947,749	(5,131)
06/06/2023	JPM	USD	685,116	TWD	21,043,349	(253)

						$1,626,506

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
72	CAC40 10 Euro	June 2023	5,480,011	(187,566)
2	Corn (g)	July 2023	59,400	(3,608)
35	Cotton (g)	July 2023	1,460,900	11,767
14	DAX Index	June 2023	5,877,100	420
17	E-mini Russell 2000 Index	June 2023	1,489,030	(27,484)
78	FTSE 100 Index	June 2023	7,229,979	(84,573)
21	FTSE MIB Index	June 2023	2,941,017	28,712
24	Hang Seng Index	June 2023	2,790,743	(149,689)
70	Iron Ore (g)	July 2023	688,800	(15,288)
14	Lean Hogs (g)	July 2023	466,620	(13,168)
153	Mini MSCI Emerging Markets	June 2023	7,319,520	(21,222)
145	MSCI Singapore	June 2023	3,047,401	(85,422)
5	NY Harbor ULSD Futures	June 2023	472,689	(22,856)
240	OMX Stockholm 30 Index	June 2023	4,967,550	(11,753)
6	RBOB Gasoline	June 2023	615,838	9,598
54	Soybean (g)	July 2023	3,509,325	(356,291)
23	Soybean Oil (g)	July 2023	637,560	(112,491)
5	SPI 200 Futures	June 2023	576,862	(11,235)
6	U.S. Long Bond (CBT)	September 2023	770,063	8,857
7	UK Gilt Long Bond	September 2023	842,813	5,791

			$51,243,221	$(1,037,501)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
6	Australian Government Bond 10 Yr.	June 2023	467,983	(82)
47	Canadian Government Bond 10 Yr.	September 2023	4,281,761	(8,205)
12	Cocoa (g)	July 2023	360,840	(14,350)
19	Coffee (g)	July 2023	1,272,881	72,054
23	Copper (g)	July 2023	2,091,275	237,598
14	Euro Bund	June 2023	2,035,934	(71,316)
43	FTSE Taiwan Index	June 2023	2,436,851	(31,811)
26	Gold 100 OZ (g)	August 2023	5,153,460	175,889
6	KOSPI 200 Index	June 2023	382,503	(9,783)
11	Live Cattle Futures (g)	August 2023	737,770	(30,507)
40	Natural Gas (g)	June 2023	906,400	37,739
72	S&P 500 E-Mini	June 2023	15,085,800	(614,259)
16	S&P/TSX 60	June 2023	2,773,569	34,459
61	SGX Nifty 50 Index	June 2023	2,273,160	(19,688)
9	Silver (g)	July 2023	1,061,415	100,507
44	Sugar (g)	June 2023	1,234,957	(63,735)
70	TOPIX Index	June 2023	10,643,591	(245,566)
95	U.S. Treasury Note 10 Yr. (CBT)	September 2023	10,874,531	(43,116)
96	U.S. Treasury Note 2 Yr. (CBT)	September 2023	19,759,500	35,138
118	U.S. Treasury Note 5 Yr. (CBT)	September 2023	12,871,219	16,895
38	U.S. Treasury Ultra 10 Yr. (CBT)	September 2023	4,577,219	(16,105)
3	U.S. Ultra Bond (CBT)	September 2023	410,625	(5,214)
75	Wheat (g)	July 2023	2,228,438	340,926
31	WTI Crude (g)	June 2023	2,110,790	141,586

			$106,032,472	$19,054

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Albertsons Cos., Inc. (d) (e)	21.00	07/21/23	(1,272)	USD	(2,589,792)	(25,440)
Globus Medical, Inc. (e)	62.50	09/15/23	(142)	USD	(768,646)	(45,440)
Globus Medical, Inc. (e)	60.00	09/15/23	(84)	USD	(454,692)	(25,200)
Globus Medical, Inc. (e)	55.00	09/15/23	(80)	USD	(433,040)	(45,600)
Spirit Airlines, Inc. (e)	17.50	09/15/23	(679)	USD	(1,032,759)	(17,654)
Activision Blizzard, Inc. (e)	77.50	01/19/24	(222)	USD	(1,780,440)	(217,560)
Activision Blizzard, Inc. (e)	80.00	01/19/24	(104)	USD	(834,080)	(89,440)
VMware, Inc. (e)	120.00	01/19/24	(68)	USD	(926,772)	(180,200)

	Total Equity Options – Calls					(646,534)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Written Options — continued

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Index Options – Puts
S&P 500 Index	4,135.00	06/02/23	(8)	USD	(3,343,864)	(5,200)
S&P 500 Index	4,125.00	06/09/23	(8)	USD	(3,343,864)	(13,840)
S&P 500 Index	4,195.00	06/16/23	(8)	USD	(3,343,864)	(43,120)
S&P 500 Index	4,205.00	06/23/23	(8)	USD	(3,343,864)	(51,200)

	Total Index Options – Puts					(113,360)

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
CDX.NA.HY.39.V1-5Y	BCLY	98.00%	06/21/23	USD	(4,455,000)	Fixed Spread	Pay	(6,237)
CDX.NA.IG.S40	GS	100.00%	07/19/23	USD	(12,890,000)	Fixed Spread	Pay	(5,634)
CDX.NA.HY.S40	BCLY	99.50%	06/21/23	USD	(28,610,000)	Fixed Spread	Pay	(82,218)
CDX.NA.HY.S40	GS	97.50%	07/19/23	USD	(8,910,000)	Fixed Spread	Pay	(33,443)
CDX.NA.IG.S40	GS	105.00%	08/16/23	USD	(22,250,000)	Fixed Spread	Pay	(16,484)

			Total Written Options On Credit Default Swaps — Puts					(144,016)

			TOTAL WRITTEN OPTIONS (Premiums $1,458,898)					$(903,910)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S37.V3	USD	4,361,000	5.00%	3.79%	N/A	12/20/2026	Quarterly	(242,036)	(160,079)	81,957
ITRAXX.XO.38.V1	EUR	4,455,000	5.00%	4.00%	N/A	12/20/2027	Quarterly	(91,065)	(177,216)	(86,151)
CDX.NA.IGS.40.V1	USD	70,140,000	1.00%	0.76%	N/A	06/20/2028	Quarterly	(670,685)	(771,891)	(101,206)
CDX.NA.HYS.39.V2	USD	4,410,450	5.00%	4.59%	N/A	12/20/2027	Quarterly	(88,179)	(65,658)	22,521
Sell Protection^:
CDX.NA.HYS.40.V1	USD	1,954,000	5.00%	4.75%	1,954,000 USD	06/20/2028	Quarterly	(2,378)	(19,573)	(17,195)

								$(1,094,343)	$(1,194,417)	$(100,074)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.31	CITI	USD	1,631,000	5.00%	0.40%	N/A	12/20/2023	Quarterly	(6,361)	(41,317)	(34,956)
CDX.NA.HYS.31	CITI	USD	1,780,000	5.00%	0.40%	N/A	12/20/2023	Quarterly	18,334	(45,092)	(63,426)
CMBX.NA.BBB-.9	GS	USD	1,886,000	3.00%	16.13%	N/A	09/17/2058	Monthly	433,780	457,921	24,141
CMBX.NA.BBB-.9	MLCS	USD	2,640,000	3.00%	16.13%	N/A	09/17/2058	Monthly	212,244	640,992	428,748
CMBX.NA.BBB-.13	GS	USD	576,500	3.00%	10.89%	N/A	12/16/2072	Monthly	35,496	186,642	151,146
Sell Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,187,000	5.00%	0.15%	1,187,000 USD	12/20/2023	Quarterly	121,668	31,719	(89,949)
CDX.NA.HYS.31.V14-5Y	CITI	USD	3,560,000	5.00%	0.15%	3,560,000 USD	12/20/2023	Quarterly	238,520	95,130	(143,390)
CDX.NA.HYS.31.V15-5Y	CITI	USD	1,928,000	5.00%	0.15%	1,928,000 USD	12/20/2023	Quarterly	203,886	51,520	(152,366)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

OTC Credit Default Swaps (continued)

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CDX.NA.HYS.33.V12-5Y	CITI	USD	4,388,727	5.00%	0.25%	4,388,727 USD	12/20/2024	Quarterly	756,836	310,697	(446,139)
CDX.NA.HYS.37	GS	USD	11,013,750	5.00%	0.49%	11,013,750 USD	12/20/2026	Quarterly	2,060,550	1,590,450	(470,100)
ITRAXX.XO.38 35	JPM	EUR	8,019,000	5.00%	0.83%	8,019,000 EUR	12/20/2027	Quarterly	1,357,927	1,405,590	47,663
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	6.41%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(101,072)	(67,976)
CMBX.NA.A.9	CGMI	USD	1,780,000	2.00%	6.41%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(161,716)	(117,114)
CMBX.NA.A.9	MLCS	USD	4,750,000	2.00%	6.41%	4,750,000 USD	09/17/2058	Monthly	9,294	(431,544)	(440,838)
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.77%	4,610,000 USD	11/17/2059	Monthly	42,163	(37,748)	(79,911)
CMBX.NA.AAA.15	GS	USD	1,730,000	0.50%	1.03%	1,730,000 USD	11/18/2064	Monthly	(26,617)	(60,958)	(34,341)

									$5,380,022	$3,891,214	$(1,488,808)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.98%	3 Month AUD BBSW	AUD	15,874,000	06/21/2025	Quarterly	(14,884)	(21,603)	(6,719)
3.91%	3 Month AUD BBSW	AUD	4,000,000	06/21/2025	Quarterly	—	(1,996)	(1,996)
3.65%	3 Month AUD BBSW	AUD	4,000,000	06/21/2025	Quarterly	—	11,075	11,075
3 Month AUD BBSW	3.65%	AUD	5,000,000	06/21/2025	Quarterly	—	(13,563)	(13,563)
CHF - SARON - OIS - COMPOUND	1.75%	CHF	3,000,000	06/21/2025	Annually	—	(858)	(858)
CHF - SARON - OIS - COMPOUND	1.88%	CHF	3,000,000	06/21/2025	Annually	—	7,687	7,687
1.85%	CHF - SARON - OIS - COMPOUND	CHF	2,000,000	06/21/2025	Annually	—	(3,712)	(3,712)
EUR - EuroSTR - COMPOUND	3.36%	EUR	3,000,000	06/21/2025	Annually	—	9,951	9,951
EUR - EuroSTR - COMPOUND	3.61%	EUR	1,000,000	06/21/2025	Annually	—	8,619	8,619
EUR - EuroSTR - COMPOUND	3.67%	EUR	3,984,000	06/21/2025	Annually	(2,564)	38,498	41,062
3.01%	EUR - EuroSTR - COMPOUND	EUR	3,500,000	06/21/2025	Annually	—	13,388	13,388
3.22%	EUR - EuroSTR - COMPOUND	EUR	3,000,000	06/21/2025	Annually	—	(1,237)	(1,237)
3.36%	EUR - EuroSTR - COMPOUND	EUR	3,000,000	06/21/2025	Annually	—	(10,168)	(10,168)
3.10%	EUR - EuroSTR - COMPOUND	EUR	3,000,000	06/21/2025	Annually	1,576	6,322	4,746
3.13%	EUR - EuroSTR - COMPOUND	EUR	2,500,000	06/21/2025	Annually	—	3,568	3,568
GBP - SONIA - COMPOUND	4.08%	GBP	1,500,000	06/21/2025	Annually	—	(33,616)	(33,616)
GBP - SONIA - COMPOUND	4.28%	GBP	3,000,000	06/21/2025	Annually	—	(53,499)	(53,499)
GBP - SONIA - COMPOUND	4.39%	GBP	3,000,000	06/21/2025	Annually	—	(45,836)	(45,836)
4.18%	GBP - SONIA - COMPOUND	GBP	2,500,000	06/21/2025	Annually	—	50,333	50,333
5.22%	GBP - SONIA - COMPOUND	GBP	1,500,000	06/21/2025	Annually	—	(5,760)	(5,760)
4.80%	3 Month NZD Bank Bill Rate	NZD	4,500,000	06/21/2025	Quarterly	—	18,439	18,439
5.00%	3 Month NZD Bank Bill Rate	NZD	6,000,000	06/21/2025	Quarterly	—	10,740	10,740
3.46%	3 Month SEK STIBOR	SEK	35,000,000	06/21/2025	Quarterly	—	8,817	8,817
3.44%	3 Month SEK STIBOR	SEK	15,000,000	06/21/2025	Quarterly	1,055	4,294	3,239
3 Month SEK STIBOR	3.37%	SEK	20,000,000	06/21/2025	Quarterly	—	(8,125)	(8,125)
3 Month SEK STIBOR	3.47%	SEK	20,000,000	06/21/2025	Quarterly	—	(4,670)	(4,670)
3 Month SEK STIBOR	3.48%	SEK	50,000,000	06/21/2025	Quarterly	—	(10,885)	(10,885)
3 Month SEK STIBOR	3.86%	SEK	105,704,000	06/21/2025	Quarterly	(5,082)	47,535	52,617

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Centrally Cleared Interest Rate Swaps (continued)

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.73%	USD - SOFR - COMPOUND	USD	3,500,000	06/21/2025	Annually	—	33,353	33,353
3.86%	USD -SOFR - COMPOUND	USD	1,500,000	06/21/2025	Annually	—	10,554	10,554
4.30%	USD - SOFR - COMPOUND	USD	2,500,000	06/21/2025	Annually	—	(3,309)	(3,309)
CAD - CORRA - OIS - COMPOUND	4.18%	CAD	8,445,000	09/20/2025	Annually	(7,160)	4,951	12,111
6 Month AUD BBSW	3.77%	AUD	13,685,000	06/21/2033	Semi-Annually	15,950	(237,412)	(253,362)
6 Month AUD BBSW	3.94%	AUD	900,000	06/21/2033	Semi-Annually	—	(7,338)	(7,338)
6 Month AUD BBSW	4.07%	AUD	1,000,000	06/21/2033	Semi-Annually	—	(988)	(988)
6 Month AUD BBSW	4.09%	AUD	1,000,000	06/21/2033	Semi-Annually	—	(375)	(375)
6 Month AUD BBSW	4.16%	AUD	1,000,000	06/21/2033	Semi-Annually	—	3,621	3,621
6 Month AUD BBSW	4.29%	AUD	3,739,000	06/21/2033	Semi-Annually	13,696	38,955	25,259
3.91%	6 Month AUD BBSW	AUD	1,200,000	06/21/2033	Semi-Annually	—	11,766	11,766
4.02%	6 Month AUD BBSW	AUD	1,200,000	06/21/2033	Semi-Annually	—	4,414	4,414
CHF - SARON - OIS - COMPOUND	1.94%	CHF	700,000	06/21/2033	Annually	—	10,558	10,558
CHF - SARON - OIS - COMPOUND	1.95%	CHF	700,000	06/21/2033	Annually	—	11,089	11,089
CHF - SARON - OIS - COMPOUND	1.95%	CHF	400,000	06/21/2033	Annually	—	6,134	6,134
CHF - SARON - OIS - COMPOUND	1.98%	CHF	4,866,000	06/21/2033	Annually	89	91,115	91,026
CHF - SARON - OIS - COMPOUND	2.01%	CHF	700,000	06/21/2033	Annually	—	14,878	14,878
CHF - SARON - OIS - COMPOUND	2.03%	CHF	1,000,000	06/21/2033	Annually	—	23,783	23,783
1.94%	CHF - SARON - OIS - COMPOUND	CHF	1,000,000	06/21/2033	Annually	—	(14,172)	(14,172)
1.95%	CHF - SARON - OIS - COMPOUND	CHF	700,000	06/21/2033	Annually	—	(10,629)	(10,629)
1.84%	CHF - SARON - OIS - COMPOUND	CHF	700,000	06/21/2033	Annually	—	(3,122)	(3,122)
1.95%	CHF - SARON - OIS - COMPOUND	CHF	500,000	06/21/2033	Annually	—	(7,946)	(7,946)
1.82%	CHF - SARON - OIS - COMPOUND	CHF	900,000	06/21/2033	Annually	—	(2,011)	(2,011)
EUR - EuroSTR - COMPOUND	2.71%	EUR	700,000	06/21/2033	Annually	—	(990)	(990)
EUR - EuroSTR - COMPOUND	2.74%	EUR	700,000	06/21/2033	Annually	(1,100)	1,256	2,356
EUR - EuroSTR - COMPOUND	2.75%	EUR	500,000	06/21/2033	Annually	—	1,205	1,205
EUR - EuroSTR - COMPOUND	2.80%	EUR	700,000	06/21/2033	Annually	—	5,018	5,018
EUR - EuroSTR - COMPOUND	2.91%	EUR	700,000	06/21/2033	Annually	—	12,298	12,298
3.04%	EUR - EuroSTR - COMPOUND	EUR	200,000	06/21/2033	Annually	—	(5,846)	(5,846)
2.97%	EUR - EuroSTR - COMPOUND	EUR	884,000	06/21/2033	Annually	(898)	(20,190)	(19,292)
2.74%	EUR - EuroSTR - COMPOUND	EUR	787,000	06/21/2033	Annually	205	(759)	(964)
2.75%	EUR - EuroSTR - COMPOUND	EUR	1,000,000	06/21/2033	Annually	1,282	(2,317)	(3,599)
2.91%	EUR - EuroSTR - COMPOUND	EUR	1,000,000	06/21/2033	Annually	—	(17,242)	(17,242)
2.89%	EUR - EuroSTR - COMPOUND	EUR	600,000	06/21/2033	Annually	—	(9,338)	(9,338)
2.74%	EUR - EuroSTR - COMPOUND	EUR	1,000,000	06/21/2033	Annually	—	(918)	(918)
GBP - SONIA - COMPOUND	3.44%	GBP	600,000	06/21/2033	Annually	—	(39,123)	(39,123)
GBP - SONIA - COMPOUND	3.77%	GBP	2,000,000	06/21/2033	Annually	—	(65,053)	(65,053)
GBP - SONIA - COMPOUND	4.11%	GBP	1,000,000	06/21/2033	Annually	—	1,293	1,293
GBP - SONIA - COMPOUND	4.27%	GBP	400,000	06/21/2033	Annually	—	6,666	6,666
3.34%	GBP - SONIA - COMPOUND	GBP	400,000	06/21/2033	Annually	—	30,049	30,049
3.58%	GBP - SONIA - COMPOUND	GBP	600,000	06/21/2033	Annually	—	31,149	31,149
3.67%	GBP - SONIA - COMPOUND	GBP	800,000	06/21/2033	Annually	—	34,193	34,193
3.66%	GBP - SONIA - COMPOUND	GBP	700,000	06/21/2033	Annually	—	30,614	30,614
4.64%	3 Month NZD Bank Bill Rate	NZD	2,327,000	06/21/2033	Quarterly	(5,115)	(36,099)	(30,984)
4.07%	3 Month NZD Bank Bill Rate	NZD	1,150,000	06/21/2033	Quarterly	1,005	14,080	13,075
4.07%	3 Month NZD Bank Bill Rate	NZD	850,000	06/21/2033	Quarterly	—	10,613	10,613
4.35%	3 Month NZD Bank Bill Rate	NZD	1,580,000	06/21/2033	Quarterly	—	(1,976)	(1,976)
4.38%	3 Month NZD Bank Bill Rate	NZD	1,820,000	06/21/2033	Quarterly	—	(5,153)	(5,153)
3 Month NZD Bank Bill Rate	4.08%	NZD	1,100,000	06/21/2033	Quarterly	(378)	(12,901)	(12,523)
3 Month NZD Bank Bill Rate	4.24%	NZD	1,400,000	06/21/2033	Quarterly	—	(5,908)	(5,908)
3 Month NZD Bank Bill Rate	4.28%	NZD	1,500,000	06/21/2033	Quarterly	—	(3,412)	(3,412)
3 Month SEK STIBOR	2.82%	SEK	6,000,000	06/21/2033	Quarterly	—	(4,522)	(4,522)
3 Month SEK STIBOR	2.84%	SEK	8,000,000	06/21/2033	Quarterly	—	(4,576)	(4,576)
3 Month SEK STIBOR	2.84%	SEK	4,000,000	06/21/2033	Quarterly	(412)	(2,440)	(2,028)
3.14%	3 Month SEK STIBOR	SEK	62,199,000	06/21/2033	Quarterly	(1,169)	(111,835)	(110,666)
2.83%	3 Month SEK STIBOR	SEK	6,000,000	06/21/2033	Quarterly	—	4,072	4,072
2.81%	3 Month SEK STIBOR	SEK	8,000,000	06/21/2033	Quarterly	—	6,345	6,345
2.80%	3 Month SEK STIBOR	SEK	9,000,000	06/21/2033	Quarterly	—	7,814	7,814
2.84%	3 Month SEK STIBOR	SEK	5,000,000	06/21/2033	Quarterly	—	2,840	2,840
2.83%	3 Month SEK STIBOR	SEK	3,000,000	06/21/2033	Quarterly	—	1,965	1,965
2.88%	3 Month SEK STIBOR	SEK	5,000,000	06/21/2033	Quarterly	—	1,319	1,319
2.83%	3 Month SEK STIBOR	SEK	10,000,000	06/21/2033	Quarterly	1,733	6,510	4,777
2.80%	3 Month SEK STIBOR	SEK	10,000,000	06/21/2033	Quarterly	—	8,880	8,880
2.86%	3 Month SEK STIBOR	SEK	11,000,000	06/21/2033	Quarterly	—	4,988	4,988

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Centrally Cleared Interest Rate Swaps (continued)

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.98%	3 Month SEK STIBOR	SEK	8,000,000	06/21/2033	Quarterly	—	(4,272)	(4,272)
USD - SOFR - COMPOUND	3.13%	USD	800,000	06/21/2033	Annually	—	(15,518)	(15,518)
USD - SOFR - COMPOUND	3.20%	USD	400,000	06/21/2033	Annually	—	(5,307)	(5,307)
USD - SOFR - COMPOUND	3.21%	USD	1,500,000	06/21/2033	Annually	—	(18,705)	(18,705)
USD - SOFR - COMPOUND	3.47%	USD	500,000	06/21/2033	Annually	—	4,429	4,429
3.12%	USD - SOFR - COMPOUND	USD	3,636,000	06/21/2033	Annually	6,757	72,606	65,849
3.48%	USD - SOFR - COMPOUND	USD	1,000,000	06/21/2033	Annually	—	(9,741)	(9,741)
3.40%	USD - SOFR - COMPOUND	USD	1,100,000	06/21/2033	Annually	—	(3,279)	(3,279)
3.38%	CAD -CORRA - OIS - COMPOUND	CAD	1,956,000	09/20/2033	Annually	(1,868)	(13,460)	(11,592)

						$2,718	$(119,071)	$(121,789)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD	7,600,000	06/20/2023	Quarterly	(76)	55,500	55,576
Total Return on iBoxx USD Liquid Investment Grade Index	SOFR	MSCI	USD	3,560,000	06/20/2023	Quarterly	34	(39,913)	(39,947)
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	510,418	08/09/2023	Monthly	—	(27,913)	(27,913)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.01%	UBSA	USD	286,815	08/09/2023	Monthly	—	9,570	9,570
1 Month Federal Funds Rate minus 0.02%	Total Return on MSCI World Daily Total Return Net Value Index	JPM	USD	1,308,826	12/15/2023	Monthly	—	(62,357)	(62,357)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.07%	JPM	USD	1,599,760	12/15/2023	Monthly	—	55,111	55,111
1 Month Federal Funds Rate plus 0.03%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	3,392,150	04/30/2024	Monthly	—	(185,508)	(185,508)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	3,441,780	04/30/2024	Monthly	—	114,843	114,843
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	2,889,268	05/13/2024	Monthly	—	(124,922)	(124,922)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	2,967,468	05/13/2024	Monthly	—	93,804	93,804
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	1,054,233	05/22/2024	Monthly	147	(47,508)	(47,655)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	908,723	05/22/2024	Monthly	(129)	37,470	37,599
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	GS	USD	1,438,220	06/24/2024	Monthly	—	27,588	27,588
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	2,351,019	06/18/2024	Monthly	—	61,037	61,037

							$(24)	$(33,198)	$(33,174)

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any. (b) Securities are traded on separate exchanges for the same entity.

(c)	Investment valued using significant unobservable inputs.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(h)	The rate disclosed is the 7 day net yield as of May 31, 2023.

(i)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(j)	The following table represents the individual long and/or short positions within the custom equity basket swap as of May 31, 2023:

Shares	Description	% of Equity Basket	Value ($)

(164,000)	Air China Ltd – Class H	5.4%	(124,655)

(46,000)	Alibaba Health Information Technology Ltd	1.2%	(27,304)

(132,000)	China Molybdenum Co Ltd – Class H	3.0%	(69,027)

(44,000)	China Southern Airlines Co Ltd – Class H	1.1%	(25,340)

(74,000)	Genscript Biotech Corp	7.2%	(164,077)

(190,300)	Gulf Energy Development Pcl NVDR	11.6%	(266,239)

(376)	Hanmi Pharm Co Ltd	3.6%	(82,736)

(3,653)	Hotel Shilla Co Ltd	9.3%	(212,469)

(2,341)	Kakao Corp	4.3%	(99,053)

(139,000)	Kingdee International Software Group Co Ltd	8.1%	(184,785)

(7,405)	Korea Aerospace Industries Ltd	12.5%	(287,178)

(336)	POSCO Chemical Co Ltd	3.9%	(88,495)

(571)	Samsung Biologics Co Ltd	14.7%	(336,951)

(40,355)	Samsung Heavy Industries Co Ltd	8.1%	(186,060)

(350)	SK IE Technology Co Ltd	1.0%	(23,339)

(426)	Yuhan Corp	0.8%	(19,044)

(70,000)	Zijin Mining Group Co Ltd – Class H	4.2%	(95,211)

	TOTAL COMMON STOCKS		$(2,291,963)

The rates shown on variable rate notes are the current interest rates at May 31, 2023, which are subject to change based on the terms of the security.
Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CORRA - Canadian Overnight Repo Rate Average

CVR - Contingent Value Right

EuroSTR - Euro Short-Term Rate

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

RBOB - Reformulated Blendstock for Oxygenate Blending.

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MLCS - Merrill Lynch Capital Services, Inc.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan New Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

9,822,110	GMO Emerging Country Debt Fund, Class VI	172,672,697

2,603,967	GMO High Yield Fund, Class VI	44,189,312

298,710,042	GMO Implementation Fund	3,593,481,805

8,440,290	GMO Opportunistic Income Fund, Class VI	207,462,322

3,119,256	GMO SGM Major Markets Fund, Class VI	85,717,164

	TOTAL MUTUAL FUNDS (COST $4,430,798,263)	4,103,523,300

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

3,393,990	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (a)	3,393,990

	TOTAL SHORT-TERM INVESTMENTS (COST $3,393,990)	3,393,990

	TOTAL INVESTMENTS — 100.1% (Cost $4,434,192,253)	4,106,917,290

	Other Assets and Liabilities (net) — (0.1%)	(2,475,836)

	TOTAL NET ASSETS — 100.0%	$4,104,441,454

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2023.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 73.9%

	Australia — 1.0%

42,242	Accent Group Ltd	48,751

160,173	Aurizon Holdings Ltd (a)	370,748

33,572	Austal Ltd	43,039

146,781	BlueScope Steel Ltd	1,770,199

145,152	Brambles Ltd (a)	1,295,977

3,481	Brickworks Ltd	58,007

94,014	Fortescue Metals Group Ltd (a)	1,177,193

253,214	GPT Group (The) (REIT) (a)	689,752

86,495	GrainCorp Ltd – Class A	429,044

95,164	Grange Resources Ltd	32,503

92,272	Helia Group Ltd	197,956

43,009	HomeCo Daily Needs (REIT) (a)	33,391

10,374	JB Hi-Fi Ltd	287,224

8,334	McMillan Shakespeare Ltd	83,567

20,924	Metcash Ltd	48,256

558,020	Mirvac Group (REIT) (a)	834,565

49,803	Nufarm Ltd	176,384

59,370	Perenti Ltd *	45,409

24,559	Rio Tinto Ltd (a)	1,711,370

304,181	Scentre Group (REIT) (a)	536,024

24,820	Southern Cross Media Group Ltd	11,783

236,368	Stockland (REIT) (a)	654,639

26,360	Super Retail Group Ltd	195,457

	Total Australia	10,731,238

	Austria — 0.1%

1,857	Erste Group Bank AG	60,325

13,555	OMV AG (b)	605,482

445	Raiffeisen Bank International AG *	6,543

737	Strabag SE	30,116

1,179	voestalpine AG	36,609

	Total Austria	739,075

	Belgium — 0.7%

47,984	Ageas SA/NV	1,919,657

8,748	Bekaert SA	374,850

1,235	Cie d’Entreprises CFE	13,310

859	Groupe Bruxelles Lambert NV (a)	66,285

5,587	KBC Group NV	367,061

452	Melexis NV	41,294

963	Orange Belgium SA *	14,003

69,968	Proximus SADP	543,076

2,815	Sofina SA	582,566

12,707	Solvay SA (a)	1,329,469

8,208	Telenet Group Holding NV	175,205

24,014	UCB SA	2,097,183

	Total Belgium	7,523,959

	Brazil — 0.7%

1,872	Alupar Investimento SA	10,668

Shares	Description	Value ($)

	Brazil — continued

68,083	Banco do Brasil SA	598,794

57,087	BB Seguridade Participacoes SA	348,038

6,700	Cia Brasileira de Aluminio	6,867

7,700	Cia Energetica de Minas Gerais	25,999

22,217	CPFL Energia SA	132,602

9,800	EDP – Energias do Brasil SA	44,429

70,027	Enauta Participacoes SA	176,265

7,100	Fleury SA	21,818

38,702	Itau Unibanco Holding SA	170,651

127,140	JBS SA	421,018

1,500	Odontoprev SA	3,143

165,166	Petroleo Brasileiro SA Sponsored ADR	1,906,016

47,300	Ser Educacional SA *	35,802

13,100	Telefonica Brasil SA ADR (a)	103,752

697,733	TIM SA	1,919,924

10,100	TIM SA ADR	138,269

19,738	Transmissora Alianca de Energia Eletrica SA	143,640

33,800	Ultrapar Participacoes SA	112,793

7,852	Vale SA	98,759

52,915	Vale SA Sponsored ADR – Class B (a)	670,962

	Total Brazil	7,090,209

	Canada — 1.8%

5,600	Algoma Steel Group Inc	38,323

26,500	Alimentation Couche-Tard Inc (a)	1,283,127

7,426	Brookfield Asset Management Ltd – Class A (a)	226,642

30,833	Brookfield Corp – Class A (a)	926,223

17,600	Calibre Mining Corp *	20,096

6,700	Canaccord Genuity Group Inc	47,134

1,700	Canadian Solar Inc *	71,060

12,500	Canadian Tire Corp Ltd – Class A	1,501,473

17,800	Canfor Corp *	251,626

42,900	Celestica Inc * (b) (c)	547,034

14,281	Celestica Inc * (c)	181,797

4,100	China Gold International Resources Corp Ltd	16,326

3,003	Cogeco Inc (b)	118,704

2,900	DREAM Unlimited Corp – Class A (b)	44,349

19,800	Dundee Precious Metals Inc	136,376

600	EQB Inc (b)	29,167

16,300	Finning International Inc	440,790

17,800	Hydro One Ltd (a)	507,316

3,700	iA Financial Corp Inc	235,819

11,522	Imperial Oil Ltd	523,445

20,100	Interfor Corp *	293,912

6,585	International Petroleum Corp * (b)	54,551

16,100	Magna International Inc	778,967

54,557	Manulife Financial Corp (a) (c)	1,010,396

43,300	Manulife Financial Corp (a) (c)	802,206

10,300	Martinrea International Inc	86,118

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

5,200	Mullen Group Ltd (a)	59,795

2,400	National Bank of Canada (b)	172,058

18,789	Nutrien Ltd (a)	990,180

55,100	OceanaGold Corp	119,739

16,800	Onex Corp	760,734

1,400	Parex Resources Inc (b)	28,186

44,200	Quebecor Inc – Class B	1,053,962

7,900	Resolute Forest Products Inc * (d)	15,800

4,600	Rogers Sugar Inc	19,789

11,900	Russel Metals Inc	312,249

5,900	Sleep Country Canada Holdings Inc (b)	114,610

2,600	Spin Master Corp	64,928

4,500	Stella-Jones Inc	199,094

3,449	Sun Life Financial Inc (a)	166,897

52,000	Teck Resources Ltd – Class B* (c)	2,029,820

27,698	Teck Resources Ltd – Class B (a) (c)	1,082,161

5,400	Uni-Select Inc *	185,887

1,200	Wajax Corp	20,155

18,600	West Fraser Timber Co Ltd (c)	1,255,209

4,227	West Fraser Timber Co Ltd (c)	284,984

	Total Canada	19,109,214

	Chile — 0.1%

260,591	Cencosud SA	492,225

37,376	Cencosud Shopping SA	58,371

1,300	Cia Cervecerias Unidas SA Sponsored ADR	19,370

1,696,576	Colbun SA	247,175

46,040	Empresas CMPC SA	78,722

199,535	Falabella SA	439,713

28,643	Inversiones La Construccion SA	189,679

	Total Chile	1,525,255

	China — 3.4%

116,000	361 Degrees International Ltd *	52,483

449,500	3SBio Inc	455,321

6,081,000	Agricultural Bank of China Ltd – Class H	2,291,581

103,169	Alibaba Group Holding Ltd *	1,026,776

449,000	BAIC Motor Corp Ltd – Class H	115,852

2,698,000	Bank of China Ltd – Class H	1,056,152

735,091	Bank of Communications Co Ltd – Class H	473,950

87,000	Beijing Enterprises Holdings Ltd	336,189

214,000	China BlueChemical Ltd – Class H	47,017

2,561,000	China Cinda Asset Management Co Ltd – Class H	284,445

582,000	China Communications Services Corp Ltd – Class H	276,788

116,500	China Conch Venture Holdings Ltd	146,343

4,018,000	China Construction Bank Corp – Class H	2,570,237

683,000	China Dongxiang Group Co Ltd	25,298

1,066,000	China Energy Engineering Corp Ltd – Class H	140,111

601,000	China Everbright Environment Group Ltd	234,921

Shares	Description	Value ($)

	China — continued

1,058,000	China Greenfresh Group Co Ltd * (e)	—

700,000	China Hongqiao Group Ltd	496,779

218,000	China Lesso Group Holdings Ltd	144,143

52,000	China Lilang Ltd	27,230

233,645	China Medical System Holdings Ltd	328,944

236,000	China Overseas Grand Oceans Group Ltd	105,782

625,000	China Overseas Land & Investment Ltd	1,268,341

4,432,000	China Petroleum & Chemical Corp – Class H	2,790,885

2,114,042	China Railway Group Ltd – Class H	1,393,016

693,000	China Reinsurance Group Corp – Class H	47,757

745,500	China Resources Pharmaceutical Group Ltd	715,719

56,000	China Shineway Pharmaceutical Group Ltd	61,551

336,000	China South City Holdings Ltd * (b)	19,330

462,000	China State Construction International Holdings Ltd	522,624

432,000	China Traditional Chinese Medicine Holdings Co Ltd	207,762

1,776,400	China Zhongwang Holdings Ltd * (e)	—

1,287,000	CITIC Ltd	1,485,887

278,000	CRRC Corp Ltd – Class H	172,148

1,490,000	CSPC Pharmaceutical Group Ltd	1,298,139

846,000	Dongfeng Motor Group Co Ltd – Class H	366,363

35,000	Fosun International Ltd	23,084

219,000	Fufeng Group Ltd	119,519

58,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	194,476

372,000	Haier Smart Home Co Ltd – Class H	1,064,002

2,000	Hengan International Group Co Ltd	8,503

49,000	Hisense Home Appliances Group Co Ltd – Class H	96,930

119,750	Kingboard Holdings Ltd	322,657

93,800	Legend Holdings Corp – Class H	90,527

2,260,000	Lenovo Group Ltd	2,124,534

30,281	Livzon Pharmaceutical Group Inc – Class H	107,691

249,000	Lonking Holdings Ltd	36,596

647,000	Metallurgical Corp of China Ltd – Class H	158,629

23,500	NetDragon Websoft Holdings Ltd	42,426

182,000	Nexteer Automotive Group Ltd	81,359

2,846,000	PetroChina Co Ltd – Class H	1,839,624

2,122,000	PICC Property & Casualty Co Ltd – Class H	2,531,357

4,500	Ping An Insurance Group Co of China Ltd – Class H	28,558

245,000	Poly Property Group Co Ltd	54,489

12,000	Road King Infrastructure Ltd *	4,266

248,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	494,853

1,294,500	Shimao Group Holdings Ltd * (d)	730,697

242,000	Shougang Fushan Resources Group Ltd	74,197

616,000	Sino-Ocean Group Holding Ltd *	37,399

246,000	Sinopec Engineering Group Co Ltd – Class H	104,243

377,600	Sinopharm Group Co Ltd – Class H	1,237,797

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	China — continued

300,000	Sinotruk Hong Kong Ltd	424,998

418,000	Skyworth Group Ltd	208,928

58,000	SSY Group Ltd	35,711

151,000	TCL Electronics Holdings Ltd *	61,925

43,520	Tencent Holdings Ltd	1,722,274

100,000	Tianjin Port Development Holdings Ltd	7,279

232,000	Tianneng Power International Ltd (b)	266,720

148,000	Yadea Group Holdings Ltd	294,960

	Total China	35,617,072

	Czech Republic — 0.0%

55,773	Moneta Money Bank AS	199,127

212	Philip Morris CR AS	161,205

	Total Czech Republic	360,332

	Denmark — 0.7%

397	AP Moller – Maersk A/S – Class A (a)	667,857

903	AP Moller – Maersk A/S – Class B (a)	1,519,737

84,686	Danske Bank A/S *	1,727,106

1,416	Demant A/S * (a)	53,908

261	Genmab A/S *	102,744

4,449	GN Store Nord A/S *	111,011

44,805	H Lundbeck A/S	235,838

5,360	ISS A/S	101,938

857	Matas A/S	10,054

25,501	Pandora A/S	2,035,402

1,286	Rockwool A/S – B Shares	307,229

2,359	Scandinavian Tobacco Group A/S – Class A	38,749

	Total Denmark	6,911,573

	Egypt — 0.1%

19,325	Abou Kir Fertilizers & Chemical Industries	29,626

135,307	Commercial International Bank Egypt SAE	228,765

249,818	Eastern Co SAE	154,114

24,934	Misr Fertilizers Production Co SAE	130,778

	Total Egypt	543,283

	Finland — 0.6%

8,854	Kemira Oyj	140,728

2,668	Metsa Board Oyj – Class B	21,467

21,422	Neste Oyj	809,352

644,682	Nokia Oyj	2,608,013

135,283	Outokumpu Oyj	740,542

48,276	Stora Enso Oyj – R Shares (a)	612,444

62,555	UPM-Kymmene Oyj (a)	1,880,519

	Total Finland	6,813,065

	France — 3.7%

13,932	ALD SA (a)	150,356

9,987	APERAM SA	328,234

61,359	ArcelorMittal SA	1,530,521

Shares	Description	Value ($)

	France — continued

10,424	Arkema SA	910,531

60,398	AXA SA (a)	1,712,324

470	Axway Software SA	10,614

39,759	BNP Paribas SA	2,311,519

599	Boiron SA	24,279

6,468	Bouygues SA	207,522

48,830	Cie de Saint-Gobain (a)	2,711,748

31,008	Cie Generale des Etablissements Michelin SCA	884,823

37,714	Coface SA	523,175

7,620	Credit Agricole SA	87,595

986	Eiffage SA	105,298

6,556	Elis SA	113,758

337	HEXAOM	6,150

12,662	Ipsen SA	1,468,075

11,117	IPSOS	544,791

1,640	Kering SA (a)	876,845

1,915	LVMH Moet Hennessy Louis Vuitton SE (a)	1,674,338

1,757	Mersen SA	66,965

3,856	Metropole Television SA	53,326

86,811	Orange SA (a)	1,036,809

26,865	Publicis Groupe SA (a)	1,995,206

8,085	Quadient SA	148,499

9,918	Renault SA	333,122

21,683	Rexel SA *	445,125

1,304	Rothschild & Co	64,454

14,606	Safran SA (a)	2,121,444

46,677	Sanofi (a) (b)	4,762,313

3,971	SMCP SA *	31,150

6,501	Societe BIC SA	388,180

122,747	Societe Generale SA (b)	2,857,607

31,868	STMicroelectronics NV	1,384,346

26,852	Technip Energies NV	532,978

45,287	Television Francaise 1 (b)	314,879

102,419	TotalEnergies SE (a)	5,779,585

6,707	Valeo	129,069

69,446	Vivendi SE	616,961

	Total France	39,244,514

	Germany — 1.6%

4,034	1&1 AG	43,165

4,370	Allianz SE (Registered) (a)	935,829

150	Amadeus Fire AG	19,287

1,599	Aurubis AG	122,674

18,274	BASF SE (a)	869,078

36,357	Bayer AG (Registered)	2,029,096

16,541	Bayerische Motoren Werke AG (a)	1,803,883

9,737	Beiersdorf AG (a)	1,242,535

2,066	Continental AG	137,901

1,418	Deutsche Boerse AG	245,262

17,329	Deutsche Post AG (Registered) (a)	781,431

5,234	Deutz AG	31,172

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

260	Draegerwerk AG & Co KGaA	10,776

1,126	Elmos Semiconductor SE	79,079

41,361	Fresenius SE & Co KGaA (a)	1,134,206

2,022	Hamburger Hafen und Logistik AG (a)	26,282

4,001	Heidelberg Materials AG (a)	287,016

5,848	Henkel AG & Co KGaA (a)	420,152

1,049	Hornbach Holding AG & Co KGaA	74,398

2,270	HUGO BOSS AG	154,618

33,381	Kloeckner & Co SE	317,652

2,164	Krones AG	242,516

51,882	Mercedes-Benz Group AG (a)	3,878,363

7,312	Merck KGaA	1,277,128

67,705	ProSiebenSat.1 Media SE *	550,411

1,225	RTL Group SA	47,805

5,500	Salzgitter AG	179,167

720	Siltronic AG	62,034

5,002	Suedzucker AG	86,089

1,585	Talanx AG	88,432

1,357	Volkswagen AG	205,359

	Total Germany	17,382,796

	Greece — 0.1%

12,055	FF Group * (e)	—

11,491	Jumbo SA	266,676

15,172	Mytilineos SA	477,889

	Total Greece	744,565

	Hong Kong — 0.5%

98,200	ASMPT Ltd	835,751

26,600	Bank of East Asia Ltd (The)	33,309

52,500	BOC Hong Kong Holdings Ltd	155,802

6,400	Champion (REIT) (a)	2,320

29,000	Chow Sang Sang Holdings International Ltd	33,935

272,000	CITIC Telecom International Holdings Ltd	101,810

6,500	CK Asset Holdings Ltd (a)	35,036

17,000	CK Hutchison Holdings Ltd	102,488

22,400	Dah Sing Financial Holdings Ltd	56,036

108,000	E-Commodities Holdings Ltd	15,311

272,000	First Pacific Co Ltd	101,793

116,573	Galaxy Entertainment Group Ltd *	723,282

104,000	Giordano International Ltd	26,714

34,500	Health & Happiness H&H International Holdings Ltd	46,778

212,000	HKT Trust & HKT Ltd – Class SS	270,906

267,000	IGG Inc *	139,495

70,500	Johnson Electric Holdings Ltd	86,380

66,000	K Wah International Holdings Ltd	21,743

14,000	Kerry Logistics Network Ltd	16,274

68,500	Kerry Properties Ltd	149,581

31,800	Luk Fook Holdings International Ltd	86,852

64,000	NWS Holdings Ltd	52,764

160,000	Pacific Textiles Holdings Ltd	46,594

Shares	Description	Value ($)

	Hong Kong — continued

234,000	Shun Tak Holdings Ltd *	35,298

64,000	SITC International Holdings Co Ltd	111,181

50,000	SmarTone Telecommunications Holdings Ltd	28,469

100,000	Swire Pacific Ltd – Class A	667,685

12,600	Swire Properties Ltd (a)	30,036

56,500	Texhong International Group Ltd	39,275

46,000	Texwinca Holdings Ltd	6,409

200,000	VSTECS Holdings Ltd	101,548

29,800	VTech Holdings Ltd	178,944

1,486,000	WH Group Ltd	776,870

71,000	Yue Yuen Industrial Holdings Ltd	87,109

	Total Hong Kong	5,203,778

	Hungary — 0.2%

33,888	MOL Hungarian Oil & Gas Plc	275,901

51,897	OTP Bank Nyrt	1,617,969

14,495	Richter Gedeon Nyrt	365,739

	Total Hungary	2,259,609

	India — 2.5%

15,944	Apollo Tyres Ltd	74,990

42,762	Arvind Ltd *	66,112

2,773	AU Small Finance Bank Ltd	26,034

12,030	Aurobindo Pharma Ltd	95,523

8	Axis Bank Ltd	89

7,274	Bandhan Bank Ltd *	23,386

13,562	Cipla Ltd	155,471

22,546	Cochin Shipyard Ltd	135,041

2,218	Colgate-Palmolive India Ltd	43,503

10,094	Coromandel International Ltd	117,294

191	Cummins India Ltd	4,050

2,077	Deepak Fertilisers & Petrochemicals Corp Ltd	13,455

9,928	Dhampur Bio Organics Ltd *	18,700

1,544	Dr Reddy’s Laboratories Ltd	84,250

4,408	Dr Reddy’s Laboratories Ltd ADR	243,277

25,437	Engineers India Ltd	33,946

86,261	Exide Industries Ltd *	220,284

14,974	Federal Bank Ltd	22,616

1,459,446	GAIL India Ltd	1,846,602

4,013	GHCL Ltd	23,499

4,013	GHCL Textiles Ltd * (d)	696

33,269	Glenmark Pharmaceuticals Ltd	239,835

4,212	Great Eastern Shipping Co Ltd (The)	34,943

718	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	5,104

166,029	Gujarat State Fertilizers & Chemicals Ltd	314,825

25,028	HCL Technologies Ltd	345,436

96,113	HDFC Bank Ltd	1,866,742

19,138	HDFC Bank Ltd ADR (a)	1,232,487

113,782	Hindalco Industries Ltd	559,299

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	India — continued

10,930	Hindustan Aeronautics Ltd	412,403

50,846	Hindustan Petroleum Corp Ltd	161,336

17,007	Hindustan Zinc Ltd	62,989

21,858	Housing Development Finance Corp Ltd	697,656

141,707	Indiabulls Housing Finance Ltd *	196,633

125,174	Indian Oil Corp Ltd	135,938

134,488	Indus Towers Ltd *	249,630

10	Infosys Ltd	159

13,784	Infosys Ltd Sponsored ADR (a)	219,993

49,895	IRCON International Ltd	49,195

787,067	ITC Ltd	4,238,249

83,713	Karnataka Bank Ltd (The)	152,588

4,676	L&T Finance Holdings Ltd	5,875

38,679	Mahindra & Mahindra Ltd	614,582

41,809	Manappuram Finance Ltd	55,564

4,122	Muthoot Finance Ltd	55,443

110,144	National Aluminium Co Ltd	111,385

61,090	NBCC India Ltd	31,148

26,883	NCC Ltd	38,664

440,476	NMDC Ltd	568,693

304,401	NMDC Steel Ltd *	163,282

217,329	NTPC Ltd	452,625

2,133,520	Oil & Natural Gas Corp Ltd	3,958,780

15,851	Oil India Ltd	49,372

869	Oracle Financial Services Software Ltd	37,931

87,442	Petronet LNG Ltd	238,220

7,361	Piramal Enterprises Ltd	68,439

478,956	Power Finance Corp Ltd	1,053,125

15,658	Rajesh Exports Ltd	105,005

24,064	Rashtriya Chemicals & Fertilizers Ltd	29,850

600,014	REC Ltd	1,024,454

82,499	Redington Ltd	174,410

9,098	Reliance Industries Ltd	270,932

6,490	RITES Ltd	29,353

1,671	Shriram Finance Ltd	28,244

110,311	Sun Pharmaceutical Industries Ltd	1,301,521

21,574	Sun TV Network Ltd	115,710

943,316	Tata Steel Ltd	1,206,000

19,615	Vardhman Textiles Ltd *	76,710

55,310	Vedanta Ltd	185,782

30,318	Zydus Lifesciences Ltd	183,867

	Total India	26,659,224

	Indonesia — 0.4%

252,100	AKR Corporindo Tbk PT	22,943

1,433,200	Astra International Tbk PT	615,734

2,468,000	Bank Central Asia Tbk PT	1,489,259

1,166,392	Bank Mandiri Persero Tbk PT	393,590

219,200	Bank Negara Indonesia Persero Tbk PT	132,225

2,588,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	112,243

1,499,100	Bank Rakyat Indonesia Persero Tbk PT	557,048

Shares	Description	Value ($)

	Indonesia — continued

1,134,100	Global Mediacom Tbk PT *	21,928

530,200	Indofood Sukses Makmur Tbk PT	251,072

2,482,700	Kalbe Farma Tbk PT	336,236

2,116,700	Media Nusantara Citra Tbk PT *	90,317

1,447,000	Perusahaan Gas Negara Tbk PT	137,881

	Total Indonesia	4,160,476

	Ireland — 0.5%

9,210	AIB Group Plc	38,073

145,190	Bank of Ireland Group Plc	1,372,009

18,929	CRH Plc	895,770

2,153	CRH Plc Sponsored ADR (a)	102,354

12,774	Glanbia Plc	185,106

1,705	Kingspan Group Plc	113,505

15,644	Origin Enterprises Plc	58,593

9,611	Permanent TSB Group Holdings Plc *	24,283

16,307	Ryanair Holdings Plc Sponsored ADR * (a)	1,713,539

27,658	Smurfit Kappa Group Plc	985,459

	Total Ireland	5,488,691

	Israel — 0.1%

220,793	Oil Refineries Ltd	59,309

14,260	Teva Pharmaceutical Industries Ltd *	102,088

161,400	Teva Pharmaceutical Industries Ltd Sponsored ADR *	1,162,080

	Total Israel	1,323,477

	Italy — 1.1%

13,898	Anima Holding SPA	48,476

51,610	Assicurazioni Generali SPA (a)	980,435

18,497	Banca IFIS SPA	277,899

145,880	Banco BPM SPA	573,611

145,328	BPER Banca	373,792

15,729	CIR SpA-Compagnie Industriali *	6,158

22,116	Credito Emiliano SPA	152,878

171,281	Eni SPA (b)	2,279,192

900	Eni SPA Sponsored ADR	23,904

6,234	Esprinet SPA (b)	39,393

39,849	Hera SPA (a)	124,933

20,544	Italgas SPA (a)	117,272

138,290	Leonardo SPA	1,488,160

72,418	MFE-MediaForEurope NV – Class A	34,371

20,144	Piaggio & C SPA	77,848

34,314	Poste Italiane SPA	356,687

174,943	Stellantis NV (a)	2,665,858

2,857,804	Telecom Italia SPA * (b)	759,632

2,663	Tenaris SA ADR	65,936

2,017	Unieuro SPA (b)	22,083

180,730	Unipol Gruppo SPA	905,292

	Total Italy	11,373,810

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — 12.8%

4,200	AGC Inc	152,982

5,100	Aichi Corp	30,113

55,800	Amano Corp	1,158,071

3,400	AOKI Holdings Inc	20,121

27,900	Arcs Co Ltd	470,107

100,000	Asahi Kasei Corp	678,193

12,100	Bandai Namco Holdings Inc	283,359

3,600	Bando Chemical Industries Ltd	32,299

27,800	Brother Industries Ltd	402,807

36,700	Canon Inc (a)	909,679

4,400	Canon Marketing Japan Inc	108,357

5,100	Central Glass Co Ltd	110,074

1,600	Chiyoda Integre Co Ltd	25,882

130,600	Chugoku Marine Paints Ltd	979,438

63,900	Citizen Watch Co Ltd	391,680

136,100	Credit Saison Co Ltd	1,867,727

13,400	Dai Nippon Printing Co Ltd (a)	381,546

1,100	Dai Nippon Toryo Co Ltd	6,852

34,000	Daicel Corp	288,170

1,500	Dai-Dan Co Ltd	26,420

4,100	Daido Steel Co Ltd	152,428

1,300	Daiichi Jitsugyo Co Ltd	55,144

166,400	Daiwabo Holdings Co Ltd	3,079,386

93,800	Denka Co Ltd	1,720,591

21,100	Dentsu Group Inc (b)	676,472

1,600	DTS Corp (a)	40,202

2,400	Ehime Bank Ltd (The)	13,566

68,400	EXEO Group Inc	1,301,595

121,700	Fuji Corp	1,981,378

51,300	FUJIFILM Holdings Corp (a)	3,135,160

900	Fujitsu Ltd (a)	114,174

115,200	H.U. Group Holdings Inc	2,176,629

5,000	Hanwa Co Ltd	147,753

210,900	Haseko Corp	2,441,731

18,300	Hitachi Construction Machinery Co Ltd	451,182

52,100	Hogy Medical Co Ltd	1,192,244

75,100	Honda Motor Co Ltd	2,136,949

700	Honda Motor Co Ltd Sponsored ADR (a)	19,887

9,000	Hosiden Corp	110,145

28,000	Idemitsu Kosan Co Ltd	542,934

12,300	Inabata & Co Ltd	253,947

179,500	Inpex Corp	1,886,090

99,400	ITOCHU Corp (a)	3,355,542

500	Itochu-Shokuhin Co Ltd	18,211

5,200	Itoham Yonekyu Holdings Inc	26,072

8,000	Itoki Corp	47,800

9,000	J Front Retailing Co Ltd	88,026

4,500	Jaccs Co Ltd	145,508

5,000	Japan Aviation Electronics Industry Ltd	90,200

13,800	Japan Petroleum Exploration Co Ltd	406,771

70,000	Japan Tobacco Inc (a)	1,526,316

6,300	Kaga Electronics Co Ltd	230,716

Shares	Description	Value ($)

	Japan — continued

50,300	Kajima Corp	704,138

3,500	Kamei Corp	34,359

7,200	Kandenko Co Ltd	52,004

201,500	Kanematsu Corp	2,619,264

87,900	KDDI Corp (a)	2,710,090

128,900	Kirin Holdings Co Ltd (a)	1,923,838

3,100	Kitz Corp	22,517

2,621	Komeri Co Ltd	55,283

61,000	Konoike Transport Co Ltd	660,899

122,500	K’s Holdings Corp	1,055,514

3,000	Kyokuto Kaihatsu Kogyo Co Ltd	34,206

59,300	Kyudenko Corp	1,568,008

1,400	Lawson Inc	61,071

7,900	Macnica Holdings Inc	287,398

192,300	Macromill Inc	1,190,628

182,600	Mandom Corp	1,916,108

97,200	Marubeni Corp (a)	1,385,222

87,600	Maruichi Steel Tube Ltd	1,923,978

1,000	Maruzen Showa Unyu Co Ltd (a)	25,780

1,300	Matsuda Sangyo Co Ltd	19,258

95,200	Maxell Ltd	982,375

40,300	Mazda Motor Corp	341,880

29,000	Mebuki Financial Group Inc	68,126

1,100	Melco Holdings Inc	24,181

25,400	Mirarth Holdings Inc	75,896

39,900	Mitsubishi Corp (a)	1,595,202

223,600	Mitsubishi Electric Corp (a)	2,910,497

177,500	Mitsubishi Motors Corp	581,542

2,200	Mitsubishi Research Institute Inc (a)	80,717

129,200	Mitsubishi UFJ Financial Group Inc (a)	859,153

33,200	Mitsui & Co Ltd (a)	1,046,132

3,100	Mitsui DM Sugar Holdings Co Ltd	56,494

63,000	Mitsui OSK Lines Ltd (a)	1,432,756

3,500	Mitsui-Soko Holdings Co Ltd (a)	84,175

8,100	MIXI Inc	158,355

57,000	Morinaga & Co Ltd	1,813,541

36,100	MS&AD Insurance Group Holdings Inc	1,237,008

4,700	Nagase & Co Ltd	76,448

44,700	NEC Corp (a)	2,097,803

101,300	NH Foods Ltd	2,760,486

6,900	Nichias Corp	130,340

2,200	Nichiha Corp	44,891

5,200	Nichireki Co Ltd	62,593

2,000	Nippon Densetsu Kogyo Co Ltd	26,344

6,100	Nippon Soda Co Ltd	200,915

14,300	Nippon Telegraph & Telephone Corp (a)	406,273

72,000	Nippon Yusen KK (a)	1,532,291

1,500	Nissin Corp	25,422

19,000	Niterra Co Ltd	350,974

9,100	Nojima Corp	88,246

1,600	Noritake Co Ltd	56,083

157,500	Obayashi Corp	1,267,473

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

3,600	Osaka Soda Co Ltd	103,988

136,200	Pacific Industrial Co Ltd	1,133,139

7,200	PAL GROUP Holdings Co Ltd	172,048

296,600	Penta-Ocean Construction Co Ltd	1,495,135

2,200	Prima Meat Packers Ltd	34,082

13,600	Renesas Electronics Corp *	220,119

500	Restar Holdings Corp	8,184

800	Roland DG Corp	18,683

1,800	Ryobi Ltd	19,856

15,600	San-A Co Ltd	504,394

8,800	Sanki Engineering Co Ltd	91,408

62,800	Sankyu Inc (a)	2,122,445

19,900	Sanwa Holdings Corp	231,424

26,800	Secom Co Ltd (a)	1,755,173

69,600	Seiko Epson Corp	1,055,503

14,100	Sekisui Chemical Co Ltd	194,344

131,200	Sekisui House Ltd	2,560,599

2,900	Sekisui Jushi Corp	41,680

6,200	Shimamura Co Ltd	560,490

135,500	Shimizu Corp	820,609

2,700	Shionogi & Co Ltd	121,301

4,800	Shizuoka Gas Co Ltd (a)	39,645

800	Sinanen Holdings Co Ltd	20,836

1,500	Sinko Industries Ltd	21,595

13,600	SKY Perfect JSAT Holdings Inc	50,745

103,960	Sojitz Corp	2,078,606

136,800	Stanley Electric Co Ltd	2,752,192

5,700	Star Micronics Co Ltd	73,788

41,100	Subaru Corp	704,955

175,200	SUMCO Corp	2,493,854

200,500	Sumitomo Chemical Co Ltd	597,036

95,700	Sumitomo Corp	1,806,176

68,300	Sumitomo Forestry Co Ltd	1,537,964

62,500	Sumitomo Mitsui Financial Group Inc	2,536,353

67,700	Sumitomo Mitsui Trust Holdings Inc	2,385,361

800	Sumitomo Seika Chemicals Co Ltd	23,313

206,600	T&D Holdings Inc	2,805,400

40,800	Taisei Corp	1,296,438

200	Takasago Thermal Engineering Co Ltd	3,338

68,000	Takuma Co Ltd	692,228

2,000	Tamron Co Ltd	49,017

6,100	TDK Corp	232,711

174,500	Teijin Ltd	1,612,185

77,700	THK Co Ltd	1,635,622

5,500	Toho Holdings Co Ltd	100,434

215,300	Tokai Carbon Co Ltd	1,779,303

68,900	Tokyo Gas Co Ltd (a)	1,467,912

53,600	Tokyo Seimitsu Co Ltd	2,324,580

73,200	Toppan Inc (a)	1,563,732

172,000	Tosei Corp	2,054,107

61,900	Tosoh Corp	711,101

13,800	Toyo Construction Co Ltd	97,381

Shares	Description	Value ($)

	Japan — continued

39,600	Toyota Industries Corp	2,441,956

20,200	Toyota Tsusho Corp	887,285

4,100	Wacoal Holdings Corp	84,335

9,100	YAMABIKO Corp	92,423

95,000	Yamaha Motor Co Ltd (b)	2,337,235

5,300	Yamazen Corp	38,648

4,400	Yellow Hat Ltd	57,709

73,200	Yokogawa Bridge Holdings Corp	1,173,496

2,300	Yokogawa Electric Corp	43,309

2,900	Yuasa Trading Co Ltd	87,126

43,100	Zenkoku Hosho Co Ltd	1,539,784

	Total Japan	136,208,619

	Kuwait — 0.0%

12,821	Humansoft Holding Co KSC	143,943

	Malaysia — 0.1%

74,400	AMMB Holdings Bhd	58,648

34,600	HAP Seng Consolidated Bhd	27,138

40,100	Hartalega Holdings Bhd	19,941

39,400	IOI Corp Bhd	31,462

116,300	Kossan Rubber Industries Bhd	37,296

258,200	Petronas Chemicals Group Bhd	366,516

28,800	PPB Group Bhd	101,498

168,300	Telekom Malaysia Bhd	185,744

	Total Malaysia	828,243

	Mexico — 1.2%

3,283	America Movil SAB de CV ADR *	69,797

112,153	Arca Continental SAB de CV	1,133,640

63,400	Banco del Bajio SA	199,422

3,313	Coca-Cola Femsa SAB de CV Sponsored ADR	274,383

495,200	Credito Real SAB de CV SOFOM ER * (e)	—

31,110	El Puerto de Liverpool SAB de CV – Class C1	181,887

216,088	Fomento Economico Mexicano SAB de CV	2,182,136

2,061	Fomento Economico Mexicano SAB de CV Sponsored ADR	207,357

71,600	Gentera SAB de CV	77,068

400	Grupo Aeroportuario del Centro Norte SAB de CV ADR	33,060

5,339	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	55,207

355	Grupo Aeroportuario del Pacifico SAB de CV – Class B	6,254

12,378	Grupo Aeroportuario del Sureste SAB de CV – Class B	347,303

424	Grupo Aeroportuario del Sureste SAB de CV ADR	118,868

484,436	Grupo Financiero Banorte SAB de CV – Class O	3,892,687

436,688	Grupo Mexico SAB de CV – Series B	1,947,803

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

7,156	Kimberly-Clark de Mexico SAB de CV – Class A	14,624

36,600	Qualitas Controladora SAB de CV	247,359

19,300	Regional SAB de CV	150,350

8,151	Unifin Financiera SAB de CV * (e)	—

362,423	Wal-Mart de Mexico SAB de CV	1,378,678

	Total Mexico	12,517,883

	Netherlands — 2.1%

102,671	ABN AMRO Bank NV CVA	1,499,991

344,763	Aegon NV (b)	1,514,949

22,318	ASR Nederland NV (b)	951,121

54,330	EXOR NV *	4,511,857

9,049	ForFarmers NV (b)	27,359

90,794	ING Groep NV	1,118,681

43,800	JDE Peet’s NV (a) (b)	1,272,838

133,733	Koninklijke Ahold Delhaize NV (a)	4,239,650

133,792	Koninklijke Philips NV * (a)	2,527,678

54,813	NN Group NV	1,977,499

40,366	Randstad NV (a)	1,980,182

17,643	Signify NV	450,224

4,376	Van Lanschot Kempen NV	119,990

	Total Netherlands	22,192,019

	New Zealand — 0.1%

59,921	Auckland International Airport Ltd *	320,266

83,962	Meridian Energy Ltd (a)	268,087

	Total New Zealand	588,353

	Norway — 0.3%

12,012	BW LPG Ltd	102,783

170,367	Elkem ASA *	410,138

89,665	Equinor ASA	2,275,971

47,115	Europris ASA	311,823

13,098	Hoegh Autoliners ASA (a)	73,403

9,770	Odfjell Drilling Ltd *	22,810

5,084	Orkla ASA	36,596

3,159	Selvaag Bolig ASA	8,861

4,756	SpareBank 1 Nord Norge	38,981

3,527	Stolt-Nielsen Ltd (a)	87,168

6,097	Storebrand ASA	44,090

24,753	Wallenius Wilhelmsen ASA (a)	145,534

2,283	Yara International ASA (b)	85,313

	Total Norway	3,643,471

	Pakistan — 0.0%

48,525	Oil & Gas Development Co Ltd	12,701

108,203	Pakistan Petroleum Ltd	21,861

	Total Pakistan	34,562

	Panama — 0.0%

297,879	BAC Holding International Corp	14,124

Shares	Description	Value ($)

	Philippines — 0.0%

233,080	Megaworld Corp	8,464

242,700	Monde Nissin Corp	35,023

	Total Philippines	43,487

	Poland — 0.3%

5,274	Asseco Poland SA	102,618

47,803	Bank Polska Kasa Opieki SA	1,088,178

2,969	Budimex SA	236,532

30,033	Cyfrowy Polsat SA	109,648

15	LPP SA *	42,586

1,763	Orange Polska SA	3,008

107,095	Polski Koncern Naftowy ORLEN SA	1,524,851

49,395	Powszechny Zaklad Ubezpieczen SA	450,395

	Total Poland	3,557,816

	Portugal — 0.2%

166,422	EDP – Energias de Portugal SA	812,954

125,418	Navigator Co SA (The)	413,072

4,904	NOS SGPS SA	18,110

595,406	Sonae SGPS SA	574,465

	Total Portugal	1,818,601

	Qatar — 0.0%

82,374	Ooredoo QPSC	240,087

3,634	Qatar Gas Transport Co Ltd	3,943

87	Qatar National Bank QPSC	383

14,520	Qatar National Cement Co QSC	15,616

	Total Qatar	260,029

	Russia — 0.1%

3,038,020	Alrosa PJSC * (e) (f)	24,483

10,190	Detsky Mir PJSC * (e)	88

160,792,062	Federal Grid Co Unified Energy System PJSC * (e)	2,051

68,395	Fix Price Group Plc GDR* (e)	1,812

180,610	Gazprom Neft PJSC (e)	11,419

2,050,858	Gazprom PJSC (e)	40,947

7,736	Globaltrans Investment Plc Sponsored GDR (Registered) * (e)	308

6,310,100	Inter RAO UES PJSC (e)	3,165

19,776	LSR Group PJSC – Class A* (e)	1,790

1	LSR Group PJSC GDR (Registered) * (e)	—

74,944	LUKOIL PJSC (e)	51,188

1,561	Magnit PJSC * (e)	818

1,863,335	Magnitogorsk Iron & Steel Works PJSC * (e) (f)	9,288

25,400	Mechel PJSC * (e)	553

4,554	MMC Norilsk Nickel PJSC (e)	8,137

1	MMC Norilsk Nickel PJSC ADR * (e)	—

16,770	Mobile TeleSystems PJSC (e)	651

20,400	Mobile TeleSystems PJSC ADR* (e)	1,590

361,420	Moscow Exchange MICEX-RTS PJSC * (e)	5,172

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

3,294,000	Mosenergo PJSC (e)	1,095

75,720	Novatek PJSC (e)	12,033

1,212,010	Novolipetsk Steel PJSC * (e)	21,901

3,466	PhosAgro PJSC (e)	3,271

67	PhosAgro PJSC GDR * (e) (f)	21

130,264	Polymetal International Plc *	300,263

10,215	Polyus PJSC * (e) (f)	13,324

1	Polyus PJSC GDR (Registered) * (e) (f)	1

5,248	Ros Agro Plc GDR (Registered) * (e)	554

24,471,200	RusHydro PJSC (e)	2,547

3,677,652	Sberbank of Russia PJSC (e) (f)	110,799

425	Severstal PAO * (e) (f)	53

91,185	Severstal PJSC GDR (Registered) * (e) (f)	11,518

11,580	SFI PJSC * (e)	711

5,940,620	Surgutneftegas PJSC (e)	17,764

332,388	Tatneft PJSC (e)	18,056

1,300,440	Unipro PJSC * (e)	308

50,950	United Co Rusal International PJSC (e)	244

8,456	X5 Retail Group NV GDR (Registered) * (e)	1,040

	Total Russia	678,963

	Saudi Arabia — 0.2%

13,969	Almarai Co JSC	203,850

62,693	Saudi Arabian Oil Co	526,229

26,360	Saudi Basic Industries Corp	619,379

63,384	Saudi Telecom Co	731,055

	Total Saudi Arabia	2,080,513

	Singapore — 0.5%

51,300	AIMS APAC (REIT)	49,548

39,000	Bumitama Agri Ltd	15,545

16,900	City Developments Ltd	84,328

265,400	ComfortDelGro Corp Ltd	215,789

54,435	DBS Group Holdings Ltd	1,218,804

35,500	First Real Estate Investment Trust (b)	6,703

84,500	First Resources Ltd	94,243

1,013,400	Golden Agri-Resources Ltd	198,349

159,400	Japfa Ltd	27,724

238,000	Keppel Corp Ltd	1,109,833

21,000	Oversea-Chinese Banking Corp Ltd	190,367

40,900	Sasseur Real Estate Investment Trust	22,543

25,000	Sembcorp Industries Ltd	92,958

37,700	Sheng Siong Group Ltd	45,146

114,700	StarHub Ltd	85,578

19,800	Venture Corp Ltd	222,135

383,999	Yangzijiang Financial Holding Ltd	94,932

1,459,599	Yangzijiang Shipbuilding Holdings Ltd	1,327,440

134,400	Yanlord Land Group Ltd *	75,937

	Total Singapore	5,177,902

	South Africa — 1.1%

216,850	Absa Group Ltd	1,696,738

Shares	Description	Value ($)

	South Africa — continued

11,877	African Rainbow Minerals Ltd	124,108

28,437	Anglo American Platinum Ltd	1,635,880

8,600	AngloGold Ashanti Ltd Sponsored ADR	208,120

430	Aspen Pharmacare Holdings Ltd	3,740

10,455	Astral Foods Ltd	75,218

29,539	AVI Ltd	93,028

26,342	Barloworld Ltd	111,132

47,683	Bidvest Group Ltd (The)	575,980

77,272	Blue Label Telecoms Ltd *	14,199

653	Clicks Group Ltd	7,777

2,700	DRDGOLD Ltd Sponsored ADR	31,239

409,031	FirstRand Ltd	1,254,344

34,762	Foschini Group Ltd (The)	147,810

109,939	Impala Platinum Holdings Ltd	882,702

32,019	Investec Ltd	161,519

54,335	Kumba Iron Ore Ltd	1,194,338

17,129	Lewis Group Ltd	34,422

15,058	Metair Investments Ltd *	14,333

27,911	Motus Holdings Ltd	128,376

26,205	Mr Price Group Ltd	165,353

7,498	MTN Group Ltd	46,390

1,136	Naspers Ltd – N Shares	171,369

14,456	Ninety One Ltd	29,439

222,976	Old Mutual Ltd	120,802

268,387	Pepkor Holdings Ltd	192,075

25,065	Pick n Pay Stores Ltd	40,170

8,062	Raubex Group Ltd	9,996

75	Reinet Investments SCA	1,490

20,426	Reunert Ltd	58,125

257,788	RMB Holdings Ltd	6,436

29,037	Sanlam Ltd	76,276

120,272	Sappi Ltd	266,063

118,334	Sibanye Stillwater Ltd	209,081

67,973	Sibanye Stillwater Ltd ADR	485,327

4,599	SPAR Group Ltd (The)	24,694

29,523	Tiger Brands Ltd	224,487

199,224	Truworths International Ltd	481,697

42,405	Vodacom Group Ltd	237,114

189,224	Woolworths Holdings Ltd	571,586

37,545	Zeda Ltd *	17,311

	Total South Africa	11,830,284

	South Korea — 3.3%

407	BGF retail Co Ltd	58,448

86,861	BNK Financial Group Inc	438,991

13,434	Cheil Worldwide Inc	185,513

3,951	Coway Co Ltd	143,317

889	Daihan Pharmaceutical Co Ltd	18,881

10,450	Daou Data Corp	120,021

3,404	DB Insurance Co Ltd	190,006

49,509	Dongwon Development Co Ltd	126,253

5,060	E-MART Inc	321,309

1,050	Fila Holdings Corp	28,740

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

13,268	GS Holdings Corp	384,943

1,832	GS Retail Co Ltd	34,305

35,861	Hana Financial Group Inc	1,118,681

1,994	Handsome Co Ltd	34,701

23,834	Hankook Tire & Technology Co Ltd	618,906

25,723	HDC Hyundai Development Co-Engineering & Construction	242,759

5,348	HMM Co Ltd	71,434

53,144	Humasis Co Ltd *	116,388

2,526	Hyundai Department Store Co Ltd	97,147

4,165	Hyundai Engineering & Construction Co Ltd	120,003

4,887	Hyundai Glovis Co Ltd	621,739

1,022	Hyundai Home Shopping Network Corp	35,802

10,327	Hyundai Mobis Co Ltd	1,733,606

1,388	INTOPS Co Ltd	36,943

21,475	JB Financial Group Co Ltd	137,387

6,614	KB Financial Group Inc	238,508

3,100	KC Co Ltd	45,257

75	KCC Corp	11,768

1,095	KCC Glass Corp	35,505

78,853	Kia Corp	5,094,351

564	KIWOOM Securities Co Ltd	39,857

187	Korea Investment Holdings Co Ltd	7,804

756	Korea Zinc Co Ltd	273,641

20,967	KT Skylife Co Ltd	106,909

71,136	KT&G Corp	4,480,612

4,713	Kumho Petrochemical Co Ltd	450,257

2,360	LF Corp	29,158

6,219	LG Corp	403,331

25,703	LG Electronics Inc	2,375,171

6,660	LOTTE Fine Chemical Co Ltd	294,648

1,367	Lotte Shopping Co Ltd	82,287

13,012	LX International Corp	295,747

687	NH Investment & Securities Co Ltd	5,169

80	NongShim Co Ltd	26,454

1,972	Orion Corp	191,888

2,369	POSCO Holdings Inc	641,923

28,708	POSCO Holdings Inc Sponsored ADR	1,948,699

2,741	PSK Inc	44,176

115,811	Samsung Electronics Co Ltd	6,213,314

899	Samsung Electronics Co Ltd GDR (Registered) (a)	1,216,099

21	Samsung Fire & Marine Insurance Co Ltd	3,567

49	Samyang Foods Co Ltd	3,995

28,662	SD Biosensor Inc	364,960

123	Sebang Global Battery Co Ltd	4,504

5,394	Seegene Inc	98,610

15,777	Shinhan Financial Group Co Ltd	415,683

23,447	SK Square Co Ltd *	815,484

4,311	SL Corp	116,970

118,529	Woori Financial Group Inc	1,068,746

12,429	Woori Technology Investment Co Ltd *	38,218

5,810	Youngone Corp	196,794

	Total South Korea	34,716,287

Shares	Description	Value ($)

	Spain — 1.7%

151,170	Acerinox SA	1,546,778

7,626	ACS Actividades de Construccion y Servicios SA	254,487

22,724	Amadeus IT Group SA * (a)	1,630,788

703,870	Banco Bilbao Vizcaya Argentaria SA	4,627,723

2,034,348	Banco de Sabadell SA	2,020,507

950,973	Banco Santander SA	3,106,857

18,156	Cia de Distribucion Integral Logista Holdings SA (a)	451,915

41,521	Ence Energia y Celulosa SA (b)	128,632

596	Grupo Catalana Occidente SA (b)	18,480

60,759	Industria de Diseno Textil SA (a)	2,032,738

13,089	Prosegur Cia de Seguridad SA	23,469

135,586	Repsol SA	1,837,520

147,269	Telefonica SA (a)	627,184

	Total Spain	18,307,078

	Sweden — 0.6%

19,484	Betsson AB * (a)	4,399

19,484	Betsson AB – Class B * (a)	197,229

50,341	Fabege AB (b)	360,320

193,706	Fastighets AB Balder – B Shares *	653,820

16,567	Investor AB – A Shares (a)	341,654

2,151	Inwido AB	19,115

3,854	JM AB	46,557

61,439	Kinnevik AB – Class B *	886,849

930	New Wave Group AB – B Shares	15,696

18,255	Nordea Bank Abp	180,200

7,320	Peab AB – Class B	30,131

25,714	Skanska AB – B Shares	339,746

200,561	SSAB AB – A Shares	1,286,188

30,489	SSAB AB – B Shares	189,084

19,790	Svenska Cellulosa AB SCA – Class B (b)	263,120

39,900	Svenska Handelsbanken AB – A Shares	315,895

174,942	Telefonaktiebolaget LM Ericsson – B Shares	904,598

3,806	Volvo AB – A Shares (a)	73,502

34,916	Volvo AB – B Shares (a)	645,302

	Total Sweden	6,753,405

	Switzerland — 1.5%

57,169	Adecco Group AG (Registered) *	1,708,288

393	Bobst Group SA (Registered)	30,638

314	Cembra Money Bank AG	23,517

250	DKSH Holding AG	18,026

352	Galenica AG	27,537

304	Julius Baer Group Ltd (a)	18,670

27,812	Logitech International SA (Registered) (c)	1,778,962

2,424	Logitech International SA (Registered) (c)	154,748

2,157	Mobilezone Holding AG (Registered)	29,693

13,796	Novartis AG (Registered) (a)	1,322,301

7,823	Novartis AG Sponsored ADR (a)	752,964

759	Roche Holding AG	256,936

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

16,545	Roche Holding AG – Genusschein (a)	5,269,729

718	Swiss Life Holding AG (Registered)	415,413

2,137	u-blox Holding AG *	276,980

106,717	UBS Group AG (Registered) * (a)	2,034,595

2,778	Zurich Insurance Group AG (a)	1,300,609

	Total Switzerland	15,419,606

	Taiwan — 3.8%

58,560	Acer Inc	58,695

3,414	Acter Group Corp Ltd	16,955

328,650	AmTRAN Technology Co Ltd	141,462

88,758	ASE Technology Holding Co Ltd ADR	676,336

183,035	Asustek Computer Inc	1,814,464

19,000	Aten International Co Ltd	52,901

8,400	Aurora Corp	21,941

406,000	Catcher Technology Co Ltd	2,447,448

217,972	Cathay Financial Holding Co Ltd	313,583

15,367	Chailease Holding Co Ltd	101,120

182,000	Chicony Electronics Co Ltd	627,487

166,000	Chipbond Technology Corp	361,528

25,000	ChipMOS Technologies Inc	32,051

1,000	Chlitina Holding Ltd	7,053

9,280	Chong Hong Construction Co Ltd	23,946

128,000	Compal Electronics Inc	115,849

41,440	Coretronic Corp	101,232

9,000	Delta Electronics Inc	92,421

13,640	Elan Microelectronics Corp	45,208

399,200	Evergreen Marine Corp Taiwan Ltd	1,981,146

28,000	Far EasTone Telecommunications Co Ltd	69,916

91,000	Farglory Land Development Co Ltd	185,569

42,701	FLEXium Interconnect Inc *	136,877

133,000	Formosa Plastics Corp	407,065

128,821	Foxconn Technology Co Ltd	227,114

588,765	Fubon Financial Holding Co Ltd	1,162,703

18,080	Fusheng Precision Co Ltd	123,380

560	Getac Technology Corp	1,258

22,000	Gigabyte Technology Co Ltd	133,106

237,000	Grand Pacific Petrochemical	146,392

2,000	Grape King Bio Ltd	11,418

7,000	Holtek Semiconductor Inc	15,986

1,198,318	Hon Hai Precision Industry Co Ltd	4,145,914

69,000	Huaku Development Co Ltd	202,239

24,687	Innodisk Corp	268,798

47,000	King’s Town Bank Co Ltd *	54,982

31,000	Kung Long Batteries Industrial Co Ltd	141,122

25,000	Largan Precision Co Ltd	1,837,293

377,000	Lite-On Technology Corp ADR	1,090,759

1,807	Makalot Industrial Co Ltd	12,793

67,000	MediaTek Inc	1,646,431

5,408	Merry Electronics Co Ltd	15,734

226,000	Micro-Star International Co Ltd	1,218,944

151,000	Mitac Holdings Corp	156,862

Shares	Description	Value ($)

	Taiwan — continued

86,280	Nan Ya Plastics Corp	218,050

77,903	Nantex Industry Co Ltd	95,161

40,000	Nanya Technology Corp	95,335

17,000	Nichidenbo Corp	31,891

5,800	Nien Made Enterprise Co Ltd	66,402

81,000	Novatek Microelectronics Corp	1,118,311

32,000	Phison Electronics Corp	444,198

579,000	Pou Chen Corp	595,586

29,000	Primax Electronics Ltd	60,877

183,472	Radiant Opto-Electronics Corp	703,862

1,000	Raydium Semiconductor Corp	11,371

135,400	Ruentex Industries Ltd	250,831

31,760	Shin Zu Shing Co Ltd	96,357

50,000	Shinkong Insurance Co Ltd	85,411

33,900	Simplo Technology Co Ltd	341,603

6,945	Sinmag Equipment Corp	29,924

28,080	Syncmold Enterprise Corp	54,236

11,000	T3EX Global Holdings Corp	25,042

19,000	TaiDoc Technology Corp	113,543

204,000	Taiwan Semiconductor Manufacturing Co Ltd	3,691,958

21,064	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	2,076,700

12,000	Taiwan Union Technology Corp	29,252

22,400	Teco Electric and Machinery Co Ltd	37,291

7,360	Test Research Inc	15,374

36,681	TOPBI International Holdings Ltd *	15,096

40,000	Transcend Information Inc	100,130

53,000	Tripod Technology Corp	221,451

12,000	TTY Biopharm Co Ltd	29,538

20,000	Tung Ho Steel Enterprise Corp	36,362

34,624	United Integrated Services Co Ltd	257,352

15,400	United Microelectronics Corp Sponsored ADR *	127,204

148,000	Universal Inc	120,277

324,850	Wan Hai Lines Ltd	611,074

929,000	Wistron Corp	2,013,013

2,000	Wiwynn Corp	75,192

69,000	WPG Holdings Ltd	119,274

6,000	Yageo Corp	98,867

1,086,000	Yang Ming Marine Transport Corp	2,142,969

932,000	Yuanta Financial Holding Co Ltd	722,446

6,000	Yulon Nissan Motor Co Ltd	38,090

9,669	Zeng Hsing Industrial Co Ltd	34,421

83,000	Zhen Ding Technology Holding Ltd	312,440

	Total Taiwan	39,809,243

	Thailand — 0.8%

2,024,300	AP Thailand Pcl NVDR	674,568

448,300	Bangkok Bank Pcl NVDR	2,097,870

58,000	Bangkok Dusit Medical Services Pcl NVDR	47,022

16,800	Central Retail Corp Pcl NVDR	20,263

69,100	GFPT Pcl NVDR	24,383

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

259,600	JMT Network Services Pcl NVDR	320,444

200,500	Kasikornbank Pcl NVDR	745,781

6,042,400	Krung Thai Bank Pcl NVDR	3,297,009

53,632	Pruksa Holding Pcl NVDR	19,104

145,600	PTT Exploration & Production Pcl NVDR	583,013

36,600	Regional Container Lines Pcl NVDR	25,215

3,592,300	Sansiri Pcl NVDR	179,534

141,300	Somboon Advance Technology Pcl NVDR	81,529

41,800	Sri Trang Agro-Industry Pcl NVDR	22,806

154,700	Sri Trang Gloves Thailand Pcl NVDR	40,895

23,760	Supalai Pcl (Foreign Registered)	13,789

56,500	Supalai Pcl NVDR	32,790

91,100	Thai Oil Pcl NVDR	113,057

691,500	Thai Union Group Pcl NVDR	291,951

88,000	Thai Vegetable Oil Pcl NVDR	65,086

	Total Thailand	8,696,109

	Turkey — 0.5%

2,480,407	Akbank TAS	1,892,172

18,095	Anadolu Efes Biracilik Ve Malt Sanayii AS	50,853

390,266	Haci Omer Sabanci Holding AS	725,974

314,217	KOC Holding AS	1,192,737

888	Turk Traktor ve Ziraat Makineleri AS	28,346

140,538	Turkcell Iletisim Hizmetleri AS	227,102

124,585	Turkiye Garanti Bankasi AS	161,060

173,982	Turkiye Is Bankasi AS – Class C	93,814

73,254	Vestel Beyaz Esya Sanayi ve Ticaret AS	38,793

2,720,450	Yapi ve Kredi Bankasi AS	1,339,994

	Total Turkey	5,750,845

	United Arab Emirates — 0.1%

361,598	Abu Dhabi National Oil Co for Distribution PJSC	407,201

14,033	Emirates NBD Bank PJSC	52,098

157,504	Q Holding PJSC *	97,814

	Total United Arab Emirates	557,113

	United Kingdom — 4.2%

178,678	3i Group Plc (a)	4,358,843

3,173	AG Barr Plc	19,937

24,770	Anglo American Plc	682,371

56,444	Aviva Plc	277,098

91,851	Balfour Beatty Plc	419,146

4,859	Bank of Georgia Group Plc	182,319

352,294	Barclays Plc	665,333

24,852	Barclays Plc Sponsored ADR	186,887

356,497	Barratt Developments Plc	2,059,936

31,005	Bellway Plc	873,421

38,337	Berkeley Group Holdings Plc (The)	1,876,429

48,926	BP Plc Sponsored ADR (a)	1,649,295

73,501	British American Tobacco Plc (a)	2,326,643

25,458	British American Tobacco Plc Sponsored ADR (a)	807,273

Shares	Description	Value ($)

	United Kingdom — continued

1,608,964	BT Group Plc (a)	2,939,155

14,239	Burberry Group Plc	381,868

33,447	Centamin Plc	41,710

8,656	Central Asia Metals Plc	19,990

738,771	Centrica Plc (a)	1,083,060

67,941	Coca-Cola HBC AG *	2,018,416

94,185	Compass Group Plc (a)	2,581,063

26,649	Crest Nicholson Holdings Plc	80,482

23,265	Evraz Plc * (e)	592

159,803	Ferrexpo Plc	183,450

1,720	Galliford Try Holdings Plc	3,854

19,945	GSK Plc	334,761

28,712	GSK Plc Sponsored ADR	964,723

440,826	HSBC Holdings Plc	3,230,947

2,260	HSBC Holdings Plc Sponsored ADR (a)	83,213

52,844	IG Group Holdings Plc	442,117

54,237	Imperial Brands Plc (a)	1,143,366

20,749	International Personal Finance Plc	28,590

73,880	Investec Plc	377,599

487,292	ITV Plc	423,526

153,750	J Sainsbury Plc	518,146

4,789	Keller Group Plc	40,509

409,367	Kingfisher Plc	1,177,499

502,730	Lloyds Banking Group Plc	276,988

23,227	Moneysupermarket.com Group plc	72,495

13,089	Morgan Advanced Materials Plc	47,247

6,762	Morgan Sindall Group Plc	153,347

77,520	OSB Group Plc	476,074

9,042	Paragon Banking Group Plc	54,512

44,443	Persimmon Plc	665,272

36,668	Plus500 Ltd	658,927

35,451	Redde Northgate Plc (a)	164,671

75,849	Redrow Plc	454,825

22,317	Rio Tinto Plc (a)	1,318,746

68,719	Shell Plc (a)	1,889,289

3,646	Smiths Group Plc	72,952

25,163	Spirent Communications Plc	55,966

405,705	Taylor Wimpey Plc	577,859

3,340	TBC Bank Group Plc	95,842

23,178	Vesuvius Plc	119,724

940,967	Vodafone Group Plc (a)	894,794

154,147	Vodafone Group Plc Sponsored ADR (a)	1,461,314

73,361	WPP Plc (a)	779,771

	Total United Kingdom	44,774,182

	United States — 18.3%

17,800	3M Co.	1,660,918

1,600	Adtalem Global Education, Inc. * (a)	66,400

500	Affiliated Managers Group, Inc.	69,545

5,613	Aflac, Inc. (a)	360,411

1,500	AGCO Corp.	165,420

3,300	Akamai Technologies, Inc. * (a)	303,996

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

65,200	Ally Financial, Inc.	1,738,884

25,468	Alphabet, Inc. – Class A * (a)	3,129,253

18,567	Alphabet, Inc. – Class C * (a)	2,290,611

11,898	American Express Co. (a)	1,886,547

3,954	Applied Materials, Inc. (a)	527,068

2,969	Archer-Daniels-Midland Co. (a)	209,760

17,255	Arrow Electronics, Inc. *	2,185,173

900	Aspen Technology, Inc. * (a)	147,528

56,753	AT&T, Inc. (a)	892,725

1,100	Atkore, Inc. *	128,447

265	AutoNation, Inc. *	34,694

4,000	Avnet, Inc.	175,360

69,701	Bank of America Corp. (a)	1,936,991

15,000	Bank of New York Mellon Corp. (The) (a)	603,000

19,200	Best Buy Co., Inc.	1,395,264

4,683	Biogen, Inc. *	1,388,088

3,500	Bio-Rad Laboratories, Inc. – Class A *	1,306,725

738	Booking Holdings, Inc. * (a)	1,851,472

76,823	BorgWarner, Inc.	3,405,564

21,647	Bristol-Myers Squibb Co. (a)	1,394,933

2,100	Brunswick Corp.	158,550

22,000	Capital One Financial Corp. (a)	2,292,620

8,949	CarMax, Inc. *	646,207

40,700	Carrier Global Corp. (a)	1,664,630

1,200	Carter’s, Inc.	74,604

989	Caterpillar, Inc. (a)	203,487

17,575	CBRE Group, Inc. – Class A * (a)	1,316,719

27,603	Centene Corp. * (a)	1,722,703

9,068	Chesapeake Energy Corp.	682,367

15,340	Chevron Corp. (a)	2,310,511

3,800	Cigna Group (The) (a)	940,158

29,300	Cisco Systems, Inc. (a)	1,455,331

58,600	Citigroup, Inc.	2,597,152

94,438	Cleveland-Cliffs, Inc. *	1,310,799

35,600	Cognizant Technology Solutions Corp. – Class A (a)	2,224,644

82,786	Comcast Corp. – Class A (a)	3,257,629

11,777	ConocoPhillips (a)	1,169,456

1,561	Crowdstrike Holdings, Inc. – Class A * (a)	249,963

2,644	Cummins, Inc. (a)	540,460

35,500	CVS Health Corp. (a)	2,415,065

23,366	Darling Ingredients, Inc. *	1,480,937

21,832	Dell Technologies, Inc. – Class C	978,292

5,962	Devon Energy Corp.	274,848

16,100	Discover Financial Services (a)	1,654,114

161,900	DISH Network Corp. – Class A *	1,041,017

12,600	DR Horton, Inc. (a)	1,346,184

6,800	Dropbox, Inc. – Class A * (a)	156,536

8,604	DXC Technology Co. * (a)	215,358

53,700	eBay, Inc. (a)	2,284,398

2,407	Elevance Health, Inc. (a)	1,077,903

900	Encore Wire Corp.	147,303

20,876	EOG Resources, Inc.	2,239,786

Shares	Description	Value ($)

	United States — continued

6,331	Expedia Group, Inc. * (a)	605,940

19,972	Exxon Mobil Corp. (a)	2,040,739

5,222	FedEx Corp. (a)	1,138,292

3,900	Ferguson Plc	565,149

48,523	Fidelity National Financial, Inc.	1,656,575

14,103	Flex Ltd. *	358,075

5,300	Foot Locker, Inc.	134,196

209,759	Ford Motor Co.	2,517,108

21,156	Fortune Brands Innovations, Inc.	1,278,880

8,240	Fox Corp. – Class A (a)	257,088

61,400	Fox Corp. – Class B (a)	1,793,494

50,800	Franklin Resources, Inc. (a)	1,219,708

4,100	Gap, Inc. (The)	32,882

300	Garmin Ltd.	30,945

4,094	Generac Holdings, Inc. *	445,918

69,200	General Motors Co.	2,242,772

13,363	Gilead Sciences, Inc. (a)	1,028,149

6,100	Goldman Sachs Group, Inc. (The) (a)	1,975,790

100	Graham Holdings Co. – Class B (a)	56,475

15,879	Green Plains, Inc. *	460,491

500	Group 1 Automotive, Inc.	111,755

10,000	H&R Block, Inc. (a)	298,500

700	Harley-Davidson, Inc.	21,777

6,206	Hartford Financial Services Group, Inc. (The) (a)	425,235

5,248	Hasbro, Inc.	311,469

4,600	Henry Schein, Inc. * (a)	339,940

34,000	Hewlett Packard Enterprise Co.	490,280

9,149	Hilton Worldwide Holdings, Inc. (a)	1,245,362

700	HNI Corp.	17,850

88,000	HP, Inc.	2,557,280

16,500	Huntington Bancshares, Inc.	170,115

2,300	Huntsman Corp.	54,625

22,300	Incyte Corp. *	1,372,565

119,800	Intel Corp. (a)	3,766,512

14,992	Intercontinental Exchange, Inc. (a)	1,588,402

24,600	International Business Machines Corp. (a)	3,163,314

47,000	Invesco Ltd.	675,860

16,100	Janus Henderson Group Plc	423,108

10,200	Jazz Pharmaceuticals Plc *	1,307,232

979	Jefferies Financial Group, Inc.	29,439

7,025	Johnson & Johnson (a)	1,089,297

715	Jones Lang LaSalle, Inc. *	100,343

22,500	JPMorgan Chase & Co. (a)	3,053,475

97,600	Kinder Morgan, Inc.	1,572,336

13,699	Knight-Swift Transportation Holdings, Inc. (a)	753,308

5,934	Kohl’s Corp.	108,711

57,600	Kraft Heinz Co. (The) (a)	2,201,472

10,584	Kroger Co. (The) (a)	479,773

2,761	Kulicke & Soffa Industries, Inc.	146,002

7,100	Laboratory Corp. of America Holdings (a)	1,508,963

2,146	Lam Research Corp. (a)	1,323,438

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

23,673	Las Vegas Sands Corp. * (a)	1,305,093

2,700	La-Z-Boy, Inc.	72,144

2,180	Lear Corp.	267,399

10,671	Lennar Corp. – Class A (a)	1,143,078

6,357	Liberty Global Plc – Class A *	103,619

19,270	Liberty Global Plc – Class C *	327,975

15,600	LyondellBasell Industries NV – Class A (a)	1,334,424

1,100	M&T Bank Corp.	131,076

12,626	Macy’s, Inc.	171,587

5,225	ManpowerGroup, Inc.	366,638

1,154	Marathon Petroleum Corp.	121,066

800	Marcus & Millichap, Inc.	23,480

1,010	Markel Group, Inc. *	1,327,877

32,148	Match Group, Inc. *	1,109,106

500	Matson, Inc. (a)	34,165

2,326	Medtronic Plc (a)	192,500

14,129	Merck & Co., Inc. (a)	1,559,983

24,452	Meta Platforms, Inc. – Class A * (a)	6,472,933

11,300	MetLife, Inc. (a)	559,915

59,403	Micron Technology, Inc. (a)	4,051,285

12,146	Moderna, Inc. *	1,551,166

13,500	Mohawk Industries, Inc. *	1,242,540

26,948	Molson Coors Brewing Co. – Class B (a)	1,666,734

29,117	Mosaic Co. (The) (a)	930,579

3,311	Northern Trust Corp. (a)	238,127

42,100	NRG Energy, Inc. (a)	1,422,559

12,775	Nucor Corp. (a)	1,687,067

3,602	Occidental Petroleum Corp.	207,691

9,895	Otis Worldwide Corp. (a)	786,751

41,056	Ovintiv, Inc.	1,357,722

2,700	Owens Corning	287,091

1,700	PACCAR, Inc. (a)	116,926

99,145	Paramount Global – Class B	1,507,995

23,000	PayPal Holdings, Inc. * (a)	1,425,770

85,293	Pfizer, Inc.	3,242,840

900	Pioneer Natural Resources Co.	179,496

3,148	PNC Financial Services Group, Inc.	364,633

4,800	Principal Financial Group, Inc.	314,208

4,600	Prudential Financial, Inc. (a)	361,974

17,226	PulteGroup, Inc.	1,138,294

6,100	PVH Corp.	524,722

15,692	QUALCOMM, Inc. (a)	1,779,630

16,400	Radian Group, Inc.	418,856

500	Ralph Lauren Corp.	53,155

17,187	Raytheon Technologies Corp. (a)	1,583,610

2,725	Regeneron Pharmaceuticals, Inc. * (a)	2,004,401

18,600	Regions Financial Corp.	321,222

507	Reinsurance Group of America, Inc.	70,980

1,655	Reliance Steel & Aluminum Co. (a)	388,395

1,554	Robert Half International, Inc. (a)	101,041

300	Roper Technologies, Inc. (a)	136,266

3,300	Schneider National, Inc. – Class B (a)	85,536

Shares	Description	Value ($)

	United States — continued

8,500	Skyworks Solutions, Inc.	879,835

442	SS&C Technologies Holdings, Inc. (a)	24,292

2,749	Starwood Property Trust, Inc. (REIT)	48,245

7,600	State Street Corp. (a)	516,952

18,361	Steel Dynamics, Inc. (a)	1,687,376

2,600	Stewart Information Services Corp.	116,584

69,700	Synchrony Financial (a)	2,157,912

700	Tapestry, Inc.	28,014

4,500	Taylor Morrison Home Corp. – Class A *	190,935

12,400	Textron, Inc.	767,188

1,400	TRI Pointe Homes, Inc. *	40,894

37,700	Tyson Foods, Inc. – Class A (a)	1,909,128

1,067	Universal Corp.	55,004

10,363	Universal Health Services, Inc. – Class B (a)	1,369,263

2,827	Unum Group	122,833

35,395	US Bancorp	1,058,311

92,152	Verizon Communications, Inc. (a)	3,283,376

2,870	Vertex Pharmaceuticals, Inc. * (a)	928,646

14,033	VF Corp.	241,648

202,200	Viatris, Inc.	1,850,130

38,583	Walgreens Boots Alliance, Inc. (a)	1,171,766

35,920	Wells Fargo & Co.	1,429,975

500	Western Union Co. (The)	5,695

35,300	Western Digital Corp. *	1,367,169

12,100	Westlake Corp. (a)	1,257,795

9,570	Whirlpool Corp.	1,237,305

3,200	Xerox Holdings Corp.	45,024

26,100	Zoom Video Communications, Inc. – Class A * (a)	1,752,093

	Total United States	193,647,620

	Vietnam — 0.2%

241,400	Duc Giang Chemicals JSC	550,543

21,900	IDICO Corp JSC	39,006

61,000	Saigon – Hanoi Commercial Joint Stock Bank *	30,470

44,600	Saigon Thuong Tin Commercial JSB *	52,580

159,200	SSI Securities Corp	156,723

128,300	Vietnam Dairy Products JSC	360,818

153,700	Vietnam Joint Stock Commercial Bank for Industry and Trade *	183,207

1,101,600	VNDirect Securities Corp *	819,498

	Total Vietnam	2,192,845

	TOTAL COMMON STOCKS (COST $886,426,499)	783,048,360

	PREFERRED STOCKS (g) —1.8%

	Brazil — 1.2%

194,617	Bradespar SA	816,706

2,200	Cia de Ferro Ligas da Bahia	20,585

121,195	Cia Energetica de Minas Gerais	279,499

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Brazil — continued

145,975	Cia Paranaense de Energia – Class B	213,497

223,922	Gerdau SA	1,057,972

463,034	Gerdau SA Sponsored ADR	2,185,520

85,911	Itau Unibanco Holding SA Sponsored ADR	441,583

154,517	Itausa SA	267,412

86,795	Metalurgica Gerdau SA	191,783

874,013	Petroleo Brasileiro SA	4,499,876

296,555	Petroleo Brasileiro SA Sponsored ADR	3,048,585

4,000	Unipar Carbocloro SA – Class B	53,921

	Total Brazil	13,076,939

	Colombia — 0.0%

297,879	Grupo Aval Acciones y Valores SA	32,131

	Germany — 0.3%

13,543	Bayerische Motoren Werke AG	1,394,266

1,760	Draegerwerk AG & Co KGaA	81,954

7,324	Henkel AG & Co KGaA (a)	584,554

3,687	Porsche Automobil Holding SE *	205,368

512	Villeroy & Boch AG	10,612

9,477	Volkswagen AG (a)	1,187,294

	Total Germany	3,464,048

	Russia — 0.0%

12,924	Bashneft PJSC (e)	2,523

56,000	Nizhnekamskneftekhim PJSC (e)	550

20,810	Sberbank of Russia PJSC * (e) (f)	615

9,254,300	Surgutneftegas PJSC (e)	35,814

161	Transneft PJSC (e)	2,626

	Total Russia	42,128

	South Korea — 0.3%

2,160	Hyundai Motor Co GDR (Registered)	84,159

2,725	LG Electronics Inc	110,051

51,889	Samsung Electronics Co Ltd	2,285,462

89	Samsung Electronics Co Ltd GDR (Registered)	99,016

	Total South Korea	2,578,688

	Taiwan — 0.0%

10,589	Chailease Holding Co Ltd	34,289

	TOTAL PREFERRED STOCKS (COST $24,912,856)	19,228,223

	DEBT OBLIGATIONS — 13.2%

	United States — 13.2%

	U.S. Government — 10.1%

1,000,000	U.S. Treasury Note, 0.13%, due 07/31/23	991,315

43,725,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.41%, due 10/31/23	43,732,433

32,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 5.30%, due 04/30/24	31,977,231

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government — continued

30,000,000	U.S. Treasury Note, Vari able Rate, USBM + 0.04%, 5.41%, due 07/31/24 (a)	30,002,203

	Total U.S. Government	106,703,182

	U.S. Government Agency — 3.1%

3,500,000	Federal Home Loan Banks, Variable Rate,

	SOFR + 0.10%, 5.16%, due 10/06/23	3,500,030

3,500,000	Federal Home Loan Banks, Variable Rate,

	SOFR + 0.12%, 5.18%, due 03/06/24	3,503,053

16,000,000	Federal Home Loan Banks, 5.23%, due 03/22/24	15,940,661

9,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.16%, due 09/04/24	9,501,679

	Total U.S. Government Agency	32,445,423

	Total United States	139,148,605

	TOTAL DEBT OBLIGATIONS (COST $139,211,547)	139,148,605

	MUTUAL FUNDS — 22.0%

	United States — 22.0%

	Affiliated Issuers — 22.0%

3,121,781	GMO Emerging Country Debt Fund, Class VI	54,880,909

1,643,661	GMO High Yield Fund, Class VI	27,892,921

2,847,952	GMO Opportunistic Income Fund, Class VI	70,002,646

1,645,883	GMO Resources Fund, Class VI	36,818,411

1,023,784	GMO SGM Major Markets Fund, Class VI	28,133,591

3,115,925	GMO U.S. Treasury Fund (h)	15,579,626

	Total Affiliated Issuers	233,308,104

	TOTAL MUTUAL FUNDS (COST $258,711,419)	233,308,104

	SHORT-TERM INVESTMENTS — 9.2%

	Money Market Funds — 0.3%

2,842,374	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (i)	2,842,374

	Repurchase Agreements — 8.2%

87,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated 05/31/23, maturing on 06/01/23 with a maturity value of $87,012,180 and an effective yield of 5.04%, collateralized by a U.S. Treasury Note with maturity date 10/31/27 and a market value of $88,775,290.	87,000,000

	U.S. Government Agency — 0.7%

8,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 5.09%, due 06/07/23	7,999,964

	TOTAL SHORT-TERM INVESTMENTS (COST $97,842,374)	97,842,338

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Notional Amount		Value ($)

Currency Options – Puts — 0.0%
USD Put/CHF Call	BCLY	0.88%	08/11/23	USD	2,680,000	USD	2,680,000	9,463

TOTAL PURCHASED OPTIONS (COST $31,436)	9,463

TOTAL INVESTMENTS — 120.1% (Cost $1,407,136,131)	1,272,585,093

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (18.9)%

	Common Stocks — (18.8)%

	Australia — (0.5)%

(26,691)	ASX Ltd	(1,169,961)

(4,720)	Cochlear Ltd	(746,998)

(36,205)	IDP Education Ltd	(513,296)

(567,754)	Pilbara Minerals Ltd	(1,627,610)

(20,881)	Ramsay Health Care Ltd	(779,207)

	Total Australia	(4,837,072)

	Austria — (0.1)%

(17,212)	Verbund AG	(1,300,604)

	Belgium — (0.2)%

(29,792)	Anheuser-Busch InBev SA/NV	(1,589,253)

	Canada — (1.0)%

(27,442)	Agnico Eagle Mines Ltd	(1,393,504)

(27,674)	Algonquin Power & Utilities Corp	(233,292)

(83,200)	AltaGas Ltd	(1,410,876)

(45,034)	Enbridge Inc	(1,585,197)

(12,046)	Franco-Nevada Corp	(1,751,368)

(9,000)	GFL Environmental Inc	(325,260)

(51,500)	Pembina Pipeline Corp	(1,558,905)

(25,700)	Restaurant Brands International Inc	(1,873,787)

	Total Canada	(10,132,189)

	Denmark — (0.1)%

(1,946)	Coloplast A/S – Class B	(245,558)

(37,136)	Tryg A/S	(845,289)

	Total Denmark	(1,090,847)

	Finland — (0.1)%

(9,156)	Elisa Oyj	(512,880)

(1,163)	Kone Oyj – Class B	(59,160)

	Total Finland	(572,040)

	France — (0.6)%

(48,722)	Accor SA *	(1,622,513)

(8,750)	Aeroports de Paris *	(1,333,653)

(291)	Euronext NV	(19,417)

Shares	Description	Value ($)

	France — continued

(95,313)	Getlink SE	(1,621,730)

(893)	Hermes International	(1,821,562)

(1,109)	Sartorius Stedim Biotech	(292,349)

(1,880)	Worldline SA *	(73,280)

	Total France	(6,784,504)

	Germany — (0.8)%

(42,487)	Delivery Hero SE *	(1,595,610)

(5,702)	Deutsche Boerse AG	(986,239)

(5,760)	MTU Aero Engines AG	(1,332,481)

(5,390)	Puma SE	(257,611)

(1,301)	Rational AG	(874,383)

(14,086)	Symrise AG – Class A	(1,508,507)

(396,823)	Telefonica Deutschland Holding AG	(1,118,833)

(4,534)	United Internet AG (Registered)	(65,315)

(10,066)	Zalando SE *	(292,717)

	Total Germany	(8,031,696)

	Israel — (0.2)%

(11,600)	CyberArk Software Ltd *	(1,794,868)

(5,600)	Wix.com Ltd *	(426,832)

	Total Israel	(2,221,700)

	Italy — (0.6)%

(41,860)	Amplifon SPA	(1,451,995)

(6,574)	Ferrari NV (c)	(1,881,759)

(100)	Ferrari NV (c)	(28,667)

(102,165)	FinecoBank Banca Fineco SPA	(1,364,736)

(126,540)	Infrastrutture Wireless Italiane SPA	(1,613,385)

	Total Italy	(6,340,542)

	Japan — (2.0)%

(37,800)	Aeon Co Ltd	(747,594)

(58,700)	ANA Holdings Inc *	(1,302,058)

(46,700)	Asahi Intecc Co Ltd	(889,895)

(1,400)	BayCurrent Consulting Inc	(51,172)

(15,200)	GMO Payment Gateway Inc	(1,198,701)

(77,300)	Japan Airlines Co Ltd	(1,477,220)

(35,800)	Japan Exchange Group Inc	(584,592)

(23,800)	Keio Corp	(837,526)

(14,100)	Keisei Electric Railway Co Ltd	(540,581)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(11,000)	Lasertec Corp	(1,727,144)

(56,300)	M3 Inc	(1,249,642)

(99,200)	MonotaRO Co Ltd	(1,375,548)

(400)	Nidec Corp	(19,822)

(63,900)	Nihon M&A Center Holdings Inc	(446,739)

(79,200)	Nippon Paint Holdings Co Ltd	(606,486)

(69,300)	Odakyu Electric Railway Co Ltd	(1,008,933)

(54,700)	Oriental Land Co Ltd	(2,048,663)

(290,000)	Rakuten Group Inc	(1,195,897)

(18,500)	Shiseido Co Ltd	(840,109)

(155,900)	SoftBank Corp	(1,661,311)

(24,800)	Tobu Railway Co Ltd	(648,752)

(71,800)	Tokyu Corp	(927,239)

(1,100)	West Japan Railway Co	(46,070)

	Total Japan	(21,431,694)

	Netherlands — (0.5)%

(1,236)	Adyen NV *	(2,024,371)

(6,120)	IMCD NV	(922,514)

(44,405)	Just Eat Takeaway.com NV *	(671,590)

(76,335)	Universal Music Group NV	(1,514,261)

	Total Netherlands	(5,132,736)

	New Zealand — (0.2)%

(26,986)	Xero Ltd *	(1,926,613)

	Peru — (0.1)%

(22,520)	Southern Copper Corp	(1,503,660)

	Russia — (0.0)%

(1,138)	Magnit PJSC * (e)	(597)

	Singapore — (0.2)%

(306,496)	Grab Holdings Ltd – Class A *	(913,358)

(2,475,800)	Sembcorp Marine Ltd *	(224,953)

(115,500)	Singapore Exchange Ltd	(792,044)

	Total Singapore	(1,930,355)

	Spain — (0.3)%

(391)	Aena SME SA *	(61,351)

(45,420)	Cellnex Telecom SA	(1,840,666)

(57,715)	Ferrovial SA	(1,790,754)

	Total Spain	(3,692,771)

	Sweden — (0.1)%

(10,291)	Evolution AB	(1,358,499)

	Switzerland — (0.2)%

(3)	Chocoladefabriken Lindt & Spruengli AG	(35,950)

(2)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(242,033)

(1,021)	Partners Group Holding AG	(923,022)

Shares	Description	Value ($)

	Switzerland — continued

(8,378)	Straumann Holding AG (Registered)	(1,230,885)

	Total Switzerland	(2,431,890)

	United Kingdom — (1.0)%

(10,994)	Admiral Group Plc	(318,461)

(168,597)	Auto Trader Group Plc	(1,323,152)

(10,923)	Halma Plc	(327,828)

(85,730)	Hargreaves Lansdown Plc	(855,928)

(204,143)	Informa Plc	(1,772,375)

(23,006)	InterContinental Hotels Group Plc	(1,513,810)

(18,544)	London Stock Exchange Group Plc	(1,976,875)

(4,042)	Prudential Plc	(53,111)

(981,694)	Rolls-Royce Holdings Plc *	(1,753,802)

(2,043)	Severn Trent Plc	(70,579)

(3,857)	Spirax-Sarco Engineering Plc	(525,735)

	Total United Kingdom	(10,491,656)

	United States — (10.0)%

(67,600)	AES Corp. (The)	(1,334,424)

(9,068)	Alnylam Pharmaceuticals, Inc. *	(1,677,671)

(35,928)	Altria Group, Inc.	(1,595,922)

(5,100)	American Tower Corp. (REIT)	(940,644)

(21,676)	Ares Management Corp. – Class A	(1,887,763)

(9,000)	Arthur J Gallagher & Co.	(1,802,970)

(1,778)	Axon Enterprise, Inc. *	(342,994)

(18,196)	Bills Holdings, Inc. *	(1,884,742)

(17,302)	Bio-Techne Corp.	(1,415,131)

(9,500)	Boeing Co. (The) *	(1,954,150)

(2,150)	Broadcom, Inc.	(1,737,114)

(8,100)	Burlington Stores, Inc. *	(1,218,726)

(38,700)	Caesars Entertainment, Inc. *	(1,587,087)

(25,100)	Ceridian HCM Holding, Inc. *	(1,552,435)

(935)	Chipotle Mexican Grill, Inc. – Class A *	(1,941,518)

(39,838)	Clarivate Plc *	(310,736)

(29,900)	Cloudflare, Inc. – Class A *	(2,067,884)

(2,900)	Crown Castle, Inc. (REIT)	(328,309)

(15,000)	Dexcom, Inc. *	(1,758,900)

(12,300)	Equity LifeStyle Properties, Inc. (REIT)	(776,991)

(500)	Erie Indemnity Co. – Class A	(107,050)

(10,783)	Essential Utilities, Inc.	(439,299)

(26,300)	Exact Sciences Corp. *	(2,145,554)

(14,837)	Fastenal Co.	(798,972)

(23,342)	Fortinet, Inc. *	(1,594,959)

(5,200)	Gartner, Inc. *	(1,782,872)

(10,905)	Hess Corp.	(1,381,336)

(4,219)	HubSpot, Inc. *	(2,185,400)

(3,070)	IDEXX Laboratories, Inc. *	(1,426,844)

(8,216)	Ingersoll Rand, Inc.	(465,519)

(6,000)	Insulet Corp. *	(1,645,500)

(7,800)	IQVIA Holdings, Inc. *	(1,535,898)

(17,300)	Iron Mountain, Inc. (REIT)	(924,166)

(16,505)	Lamb Weston Holdings, Inc.	(1,835,356)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(24,900)	Liberty Media Corp.-Liberty Formula One – Class C *	(1,752,960)

(5,400)	Linde Plc	(1,909,764)

(23,500)	Live Nation Entertainment, Inc. *	(1,878,590)

(5,100)	MarketAxess Holdings, Inc.	(1,389,291)

(4,300)	Mastercard, Inc. – Class A	(1,569,586)

(7,519)	MongoDB, Inc. – Class A *	(2,209,007)

(1,427)	Monolithic Power Systems, Inc.	(699,102)

(2,500)	Moody’s Corp.	(792,200)

(328)	Motorola Solutions, Inc.	(92,470)

(3,600)	MSCI, Inc. – Class A	(1,693,908)

(40,526)	Newmont Corp.	(1,643,329)

(56,200)	NiSource, Inc.	(1,511,218)

(23,235)	Novocure Ltd. *	(1,668,505)

(22,906)	Okta, Inc. *	(2,082,155)

(25,000)	ONEOK, Inc.	(1,416,500)

(137,300)	Palantir Technologies, Inc. – Class A *	(2,019,683)

(15,900)	Paychex, Inc.	(1,668,387)

(600)	Paylocity Holding Corp. *	(103,650)

(17,000)	Philip Morris International, Inc.	(1,530,170)

(990)	PTC, Inc. *	(133,056)

(100)	Repligen Corp. *	(16,792)

(43,200)	ROBLOX Corp. – Class A *	(1,808,352)

(21,800)	Roku, Inc. *	(1,268,760)

(42,232)	Rollins, Inc.	(1,660,562)

(23,798)	Royal Caribbean Cruises Ltd. *	(1,926,924)

(4,100)	ServiceNow, Inc. *	(2,233,598)

(4,189)	Sherwin-Williams Co. (The)	(954,170)

(6,500)	Simon Property Group, Inc. (REIT)	(683,475)

(8,400)	Snowflake, Inc. – Class A *	(1,389,024)

(16,500)	Starbucks Corp.	(1,611,060)

Shares	Description	Value ($)

	United States — continued

(159)	Sysco Corp.	(11,122)

(10,371)	Tesla, Inc. *	(2,114,958)

(79,203)	Toast, Inc. – Class A *	(1,660,887)

(24,200)	Trade Desk, Inc. (The) – Class A *	(1,695,936)

(2,400)	TransDigm Group, Inc.	(1,856,760)

(15,566)	Twilio, Inc. – Class A *	(1,083,705)

(50,530)	Uber Technologies, Inc. *	(1,916,603)

(15,558)	UDR, Inc. (REIT)	(617,186)

(5,800)	Vail Resorts, Inc.	(1,410,560)

(58,300)	Williams Cos., Inc. (The)	(1,670,878)

(33,949)	Wolfspeed, Inc. *	(1,630,910)

(14,956)	Zillow Group, Inc. – Class C *	(682,143)

(15,800)	Zscaler, Inc. *	(2,140,584)

	Total United States	(106,193,316)

	TOTAL COMMON STOCKS (PROCEEDS $193,947,957)	(198,994,234)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%

(3,472)	Sartorius AG	(1,165,274)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,403,395)	(1,165,274)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $195,351,352)	(200,159,508)

	Other Assets and Liabilities (net) — (1.2%)	(12,514,657)

	TOTAL NET ASSETS — 100.0%	$1,059,910,928

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2023

Alrosa PJSC	12/06/17	$4,239,436	0.0%	$24,483

Magnitogorsk Iron & Steel Works PJSC	09/08/17	1,550,653	0.0%	9,288

PhosAgro PJSC GDR	12/03/20	1,365	0.0%	21

Polyus PJSC	07/22/20	2,148,976	0.0%	13,324

Polyus PJSC GDR (Registered)	07/22/20	0	0.0%	1

Sberbank of Russia PJSC	09/09/20	12,774,954	0.0%	110,799

Sberbank of Russia PJSC	01/10/22	77,024	0.0%	615

Severstal PAO	02/02/21	7,249	0.0%	53

Severstal PJSC GDR (Registered)	03/16/20	1,679,360	0.0%	11,518

				$170,102

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/08/2023	SSB	AUD	3,840,000	USD	2,565,245	61,350
08/08/2023	JPM	AUD	830,000	USD	556,670	15,464
08/08/2023	BOA	AUD	310,000	USD	203,184	1,046
06/30/2023	BCLY	CAD	1,850,000	USD	1,377,093	13,335
06/30/2023	BOA	CAD	340,000	USD	252,979	2,342
07/12/2023	MSCI	CHF	3,572,004	USD	4,045,222	105,221
08/15/2023	BCLY	CHF	896,768	USD	1,013,000	20,190
08/15/2023	JPM	CHF	140,000	USD	157,036	2,042
07/10/2023	MSCI	CLP	280,000,000	USD	347,705	3,837
07/17/2023	SSB	CZK	4,505,948	USD	212,750	10,106
07/17/2023	GS	CZK	1,400,000	USD	65,053	2,091
07/17/2023	MSCI	CZK	1,200,000	USD	56,214	2,247
07/17/2023	CITI	CZK	1,400,000	USD	64,410	1,448
07/31/2023	JPM	EUR	1,760,000	USD	1,947,213	59,655
07/18/2023	JPM	GBP	190,000	USD	240,396	3,828
07/18/2023	SSB	GBP	120,000	USD	151,499	2,088
08/14/2023	JPM	HUF	10,872,684	USD	31,433	673
08/30/2023	CITI	ILS	233,563	USD	63,170	296
06/20/2023	BCLY	JPY	44,000,000	USD	318,086	1,407
08/30/2023	JPM	NZD	850,000	USD	515,100	3,358
08/30/2023	MSCI	NZD	900,000	USD	544,428	2,584
06/05/2023	JPM	PEN	200,000	USD	54,474	17
06/27/2023	JPM	PHP	20,000,000	USD	359,325	4,434
08/22/2023	MSCI	PLN	2,000,000	USD	472,708	2,487
06/27/2023	MSCI	RON	1,484,153	USD	330,157	10,865
06/27/2023	GS	RON	350,000	USD	75,700	403
07/10/2023	BCLY	SEK	8,100,000	USD	792,564	44,601
07/10/2023	BOA	SEK	1,093,154	USD	106,949	6,006
07/10/2023	JPM	SEK	6,800,000	USD	672,574	44,655
08/22/2023	JPM	SGD	361,598	USD	269,399	1,214
06/06/2023	MSCI	TWD	31,326,001	USD	1,029,776	10,261
08/30/2023	JPM	TWD	17,826,001	USD	585,323	257
08/02/2023	MSCI	USD	518,300	BRL	2,673,234	2,961
06/30/2023	BOA	USD	249,804	CAD	340,000	832
06/30/2023	JPM	USD	1,498,306	CAD	2,040,000	5,514
08/15/2023	BOA	USD	121,505	CHF	110,000	276
07/10/2023	MSCI	USD	593,130	CLP	484,112,500	1,411
07/10/2023	MSCI	USD	77,990	COP	360,000,000	2,155
07/10/2023	JPM	USD	105,746	COP	480,000,000	1,113
08/14/2023	MSCI	USD	42,304	HUF	15,000,000	133
08/04/2023	MSCI	USD	158,692	KRW	210,000,000	638
07/18/2023	MSCI	USD	563,496	MXN	10,370,191	17,202
06/05/2023	MSCI	USD	129,143	PEN	480,000	1,551
08/31/2023	JPM	USD	54,127	PEN	200,000	14
06/27/2023	JPM	USD	88,721	PHP	5,000,000	2
08/22/2023	GS	USD	82,106	PLN	350,000	183
08/22/2023	JPM	USD	59,229	SGD	80,000	104
08/30/2023	GS	USD	60,188	ZAR	1,200,000	132
08/30/2023	BOA	ZAR	400,000	USD	20,166	60
08/08/2023	JPM	AUD	430,000	USD	278,908	(1,477)
06/30/2023	BCLY	CAD	730,000	USD	537,769	(362)
06/30/2023	BOA	CAD	600,000	USD	441,789	(510)
07/10/2023	MSCI	COP	338,044,600	USD	72,002	(3,254)
08/04/2023	MSCI	IDR	1,200,000,000	USD	79,852	(92)
08/18/2023	MSCI	INR	4,000,000	USD	48,161	(48)
08/04/2023	MSCI	KRW	697,005,899	USD	523,087	(5,743)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/30/2023	MSCI	NZD	770,000	USD	461,449	(2,128)
06/05/2023	JPM	PEN	280,000	USD	75,604	(634)
08/31/2023	MSCI	PEN	200,000	USD	53,967	(174)
08/08/2023	JPM	USD	1,089,811	AUD	1,600,000	(46,521)
08/02/2023	CITI	USD	48,868	BRL	250,000	(120)
06/30/2023	BCLY	USD	1,086,869	CAD	1,459,172	(11,217)
06/30/2023	GS	USD	845,482	CAD	1,130,000	(12,485)
06/30/2023	JPM	USD	1,101,279	CAD	1,470,000	(17,644)
08/15/2023	JPM	USD	629,755	CHF	565,000	(4,244)
07/10/2023	JPM	USD	179,654	COP	800,000,000	(1,556)
07/31/2023	BCLY	USD	3,798,765	EUR	3,420,000	(130,897)
07/18/2023	SSB	USD	3,070,312	GBP	2,460,000	(7,381)
07/18/2023	BOA	USD	224,438	GBP	180,000	(321)
07/18/2023	JPM	USD	563,756	GBP	450,000	(3,464)
08/04/2023	MSCI	USD	31,121	IDR	459,337,000	(520)
08/18/2023	BCLY	USD	96,277	INR	7,950,616	(453)
06/20/2023	BOA	USD	2,994,365	JPY	405,151,183	(78,390)
07/17/2023	BCLY	USD	2,765,985	NOK	28,690,448	(175,792)
07/17/2023	SSB	USD	249,603	NOK	2,600,000	(14,874)
06/27/2023	CITI	USD	72,166	PHP	4,000,000	(1,188)
06/27/2023	BCLY	USD	62,251	PHP	3,500,000	(145)
08/22/2023	GS	USD	59,722	PLN	250,000	(945)
08/22/2023	SSB	USD	47,317	PLN	200,000	(295)
07/10/2023	BOA	USD	262,132	SEK	2,800,000	(3,577)
08/22/2023	BCLY	USD	353,546	THB	12,060,975	(4,139)
06/06/2023	CITI	USD	447,291	TWD	13,500,000	(7,929)
06/06/2023	JPM	USD	580,368	TWD	17,826,001	(215)

						$(64,645)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
196	U.S. Treasury Note 10 Yr.
	(CBT)	September 2023	22,435,875	6,116
298	U.S. Treasury Note 5 Yr.
	(CBT)	September 2023	32,505,281	(57,439)

			$54,941,156	$(51,323)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.98%	3 Month AUD BBSW	AUD	10,695,000	06/21/2025	Quarterly	(10,028)	(14,555)	(4,527)
3.91%	3 Month AUD BBSW	AUD	6,000,000	06/21/2025	Quarterly	—	(2,994)	(2,994)
3.65%	3 Month AUD BBSW	AUD	3,000,000	06/21/2025	Quarterly	—	8,306	8,306
3 Month AUD BBSW	3.65%	AUD	4,000,000	06/21/2025	Quarterly	—	(10,850)	(10,850)
CHF - SARON - OIS - COMPOUND	1.75%	CHF	2,500,000	06/21/2025	Annually	—	(715)	(715)
CHF - SARON - OIS - COMPOUND	1.88%	CHF	3,000,000	06/21/2025	Annually	—	7,687	7,687
1.85%	CHF - SARON - OIS - COMPOUND	CHF	1,500,000	06/21/2025	Annually	—	(2,784)	(2,784)
EUR - EuroSTR - COMPOUND	3.36%	EUR	2,500,000	06/21/2025	Annually	—	8,292	8,292
EUR - EuroSTR - COMPOUND	3.61%	EUR	1,500,000	06/21/2025	Annually	—	12,929	12,929
EUR - EuroSTR - COMPOUND	3.67%	EUR	2,534,000	06/21/2025	Annually	(1,631)	24,486	26,117
3.01%	EUR - EuroSTR - COMPOUND	EUR	3,000,000	06/21/2025	Annually	—	11,476	11,476
3.22%	EUR - EuroSTR - COMPOUND	EUR	2,000,000	06/21/2025	Annually	—	(825)	(825)
3.36%	EUR - EuroSTR - COMPOUND	EUR	2,000,000	06/21/2025	Annually	—	(6,778)	(6,778)
3.10%	EUR - EuroSTR - COMPOUND	EUR	3,000,000	06/21/2025	Annually	1,576	6,322	4,746
3.13%	EUR - EuroSTR - COMPOUND	EUR	2,000,000	06/21/2025	Annually	—	2,855	2,855
GBP - SONIA - COMPOUND	4.08%	GBP	1,500,000	06/21/2025	Annually	—	(33,616)	(33,616)
GBP - SONIA - COMPOUND	4.28%	GBP	2,500,000	06/21/2025	Annually	—	(44,583)	(44,583)
GBP - SONIA - COMPOUND	4.39%	GBP	2,500,000	06/21/2025	Annually	—	(38,197)	(38,197)
4.18%	GBP - SONIA - COMPOUND	GBP	2,000,000	06/21/2025	Annually	—	40,267	40,267
5.22%	GBP - SONIA - COMPOUND	GBP	1,500,000	06/21/2025	Annually	—	(5,760)	(5,760)
4.80%	3 Month NZD Bank Bill Rate	NZD	3,500,000	06/21/2025	Quarterly	—	14,342	14,342
5.00%	3 Month NZD Bank Bill Rate	NZD	4,500,000	06/21/2025	Quarterly	—	8,055	8,055
3.46%	3 Month SEK STIBOR	SEK	30,000,000	06/21/2025	Quarterly	—	7,557	7,557
3.44%	3 Month SEK STIBOR	SEK	15,000,000	06/21/2025	Quarterly	1,055	4,294	3,239
3 Month SEK STIBOR	3.37%	SEK	10,000,000	06/21/2025	Quarterly	—	(4,063)	(4,063)
3 Month SEK STIBOR	3.47%	SEK	15,000,000	06/21/2025	Quarterly	—	(3,502)	(3,502)
3 Month SEK STIBOR	3.48%	SEK	40,000,000	06/21/2025	Quarterly	—	(8,708)	(8,708)
3 Month SEK STIBOR	3.86%	SEK	90,378,000	06/21/2025	Quarterly	(4,345)	40,643	44,988
3.73%	USD - SOFR - COMPOUND	USD	3,000,000	06/21/2025	Annually	—	28,589	28,589
3.86%	USD - SOFR - COMPOUND	USD	1,000,000	06/21/2025	Annually	—	7,070	7,070
4.30%	USD - SOFR - COMPOUND	USD	2,000,000	06/21/2025	Annually	—	(2,648)	(2,648)
CAD - CORRA - OIS - COMPOUND	4.18%	CAD	6,859,000	09/20/2025	Annually	(5,815)	4,021	9,836
6 Month AUD BBSW	3.77%	AUD	11,040,000	06/21/2033	Semi-Annually	12,867	(191,460)	(204,327)
6 Month AUD BBSW	3.94%	AUD	700,000	06/21/2033	Semi-Annually	—	(5,707)	(5,707)
6 Month AUD BBSW	4.07%	AUD	800,000	06/21/2033	Semi-Annually	—	(790)	(790)
6 Month AUD BBSW	4.09%	AUD	800,000	06/21/2033	Semi-Annually	—	(300)	(300)
6 Month AUD BBSW	4.16%	AUD	1,400,000	06/21/2033	Semi-Annually	—	5,069	5,069
6 Month AUD BBSW	4.29%	AUD	2,382,000	06/21/2033	Semi-Annually	8,725	24,817	16,092
3.91%	6 Month AUD BBSW	AUD	1,000,000	06/21/2033	Semi-Annually	—	9,805	9,805
4.02%	6 Month AUD BBSW	AUD	900,000	06/21/2033	Semi-Annually	—	3,310	3,310
CHF - SARON - OIS - COMPOUND	1.94%	CHF	550,000	06/21/2033	Annually	—	8,296	8,296
CHF - SARON - OIS - COMPOUND	1.95%	CHF	550,000	06/21/2033	Annually	—	8,713	8,713
CHF - SARON - OIS - COMPOUND	1.95%	CHF	300,000	06/21/2033	Annually	—	4,601	4,601
CHF - SARON - OIS - COMPOUND	1.98%	CHF	7,136,000	06/21/2033	Annually	130	133,621	133,491
CHF - SARON - OIS - COMPOUND	2.01%	CHF	700,000	06/21/2033	Annually	—	14,878	14,878
CHF - SARON - OIS - COMPOUND	2.03%	CHF	800,000	06/21/2033	Annually	—	19,027	19,027
1.94%	CHF - SARON - OIS - COMPOUND	CHF	1,400,000	06/21/2033	Annually	—	(19,841)	(19,841)
1.77%	CHF - SARON - OIS - COMPOUND	CHF	2,700,000	06/21/2033	Annually	—	6,804	6,804
1.95%	CHF - SARON - OIS - COMPOUND	CHF	600,000	06/21/2033	Annually	—	(9,110)	(9,110)
1.84%	CHF - SARON - OIS - COMPOUND	CHF	500,000	06/21/2033	Annually	—	(2,230)	(2,230)
1.95%	CHF - SARON - OIS - COMPOUND	CHF	500,000	06/21/2033	Annually	—	(7,946)	(7,946)
1.82%	CHF - SARON - OIS - COMPOUND	CHF	700,000	06/21/2033	Annually	—	(1,564)	(1,564)
EUR - EuroSTR - COMPOUND	2.71%	EUR	600,000	06/21/2033	Annually	—	(848)	(848)
EUR - EuroSTR - COMPOUND	2.74%	EUR	600,000	06/21/2033	Annually	(942)	1,077	2,019
EUR - EuroSTR - COMPOUND	2.75%	EUR	400,000	06/21/2033	Annually	—	964	964
EUR - EuroSTR - COMPOUND	2.80%	EUR	600,000	06/21/2033	Annually	—	4,301	4,301
EUR - EuroSTR - COMPOUND	2.91%	EUR	500,000	06/21/2033	Annually	—	8,784	8,784

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.04%	EUR - EuroSTR - COMPOUND	EUR	400,000	06/21/2033	Annually	—	(11,692)	(11,692)
2.97%	EUR - EuroSTR - COMPOUND	EUR	517,000	06/21/2033	Annually	(525)	(11,808)	(11,283)
2.74%	EUR - EuroSTR - COMPOUND	EUR	619,000	06/21/2033	Annually	161	(597)	(758)
2.75%	EUR - EuroSTR - COMPOUND	EUR	800,000	06/21/2033	Annually	1,025	(1,854)	(2,879)
2.91%	EUR - EuroSTR - COMPOUND	EUR	800,000	06/21/2033	Annually	—	(13,794)	(13,794)
2.89%	EUR - EuroSTR - COMPOUND	EUR	500,000	06/21/2033	Annually	—	(7,782)	(7,782)
2.74%	EUR - EuroSTR - COMPOUND	EUR	800,000	06/21/2033	Annually	—	(734)	(734)
GBP - SONIA - COMPOUND	3.44%	GBP	500,000	06/21/2033	Annually	—	(32,603)	(32,603)
GBP - SONIA - COMPOUND	3.77%	GBP	1,600,000	06/21/2033	Annually	—	(52,042)	(52,042)
GBP - SONIA - COMPOUND	4.11%	GBP	800,000	06/21/2033	Annually	—	1,034	1,034
GBP - SONIA - COMPOUND	4.27%	GBP	300,000	06/21/2033	Annually	—	5,000	5,000
3.34%	GBP - SONIA - COMPOUND	GBP	300,000	06/21/2033	Annually	—	22,537	22,537
3.58%	GBP - SONIA - COMPOUND	GBP	500,000	06/21/2033	Annually	—	25,958	25,958
3.67%	GBP - SONIA - COMPOUND	GBP	600,000	06/21/2033	Annually	—	25,645	25,645
3.66%	GBP - SONIA - COMPOUND	GBP	600,000	06/21/2033	Annually	—	26,240	26,240
4.64%	3 Month NZD Bank Bill Rate	NZD	3,417,000	06/21/2033	Quarterly	(7,511)	(53,008)	(45,497)
4.07%	3 Month NZD Bank Bill Rate	NZD	520,000	06/21/2033	Quarterly	455	6,367	5,912
4.07%	3 Month NZD Bank Bill Rate	NZD	380,000	06/21/2033	Quarterly	—	4,745	4,745
4.35%	3 Month NZD Bank Bill Rate	NZD	1,250,000	06/21/2033	Quarterly	—	(1,563)	(1,563)
4.38%	3 Month NZD Bank Bill Rate	NZD	1,450,000	06/21/2033	Quarterly	—	(4,105)	(4,105)
3 Month NZD Bank Bill Rate	4.08%	NZD	900,000	06/21/2033	Quarterly	(309)	(10,555)	(10,246)
3 Month NZD Bank Bill Rate	4.24%	NZD	1,100,000	06/21/2033	Quarterly	—	(4,642)	(4,642)
3 Month NZD Bank Bill Rate	4.28%	NZD	2,100,000	06/21/2033	Quarterly	—	(4,777)	(4,777)
3 Month SEK STIBOR	2.82%	SEK	4,000,000	06/21/2033	Quarterly	—	(3,015)	(3,015)
3 Month SEK STIBOR	2.83%	SEK	37,000,000	06/21/2033	Quarterly	—	(24,232)	(24,232)
3 Month SEK STIBOR	2.84%	SEK	7,000,000	06/21/2033	Quarterly	—	(4,004)	(4,004)
3 Month SEK STIBOR	2.84%	SEK	3,000,000	06/21/2033	Quarterly	(309)	(1,830)	(1,521)
3.14%	3 Month SEK STIBOR	SEK	75,122,000	06/21/2033	Quarterly	(1,412)	(135,070)	(133,658)
2.83%	3 Month SEK STIBOR	SEK	9,000,000	06/21/2033	Quarterly	—	6,108	6,108
2.81%	3 Month SEK STIBOR	SEK	13,000,000	06/21/2033	Quarterly	—	10,311	10,311
2.80%	3 Month SEK STIBOR	SEK	12,000,000	06/21/2033	Quarterly	—	10,419	10,419
2.83%	3 Month SEK STIBOR	SEK	3,000,000	06/21/2033	Quarterly	—	1,965	1,965
2.88%	3 Month SEK STIBOR	SEK	4,000,000	06/21/2033	Quarterly	—	1,055	1,055
2.83%	3 Month SEK STIBOR	SEK	7,000,000	06/21/2033	Quarterly	1,213	4,557	3,344
2.80%	3 Month SEK STIBOR	SEK	8,000,000	06/21/2033	Quarterly	—	7,104	7,104
2.86%	3 Month SEK STIBOR	SEK	9,000,000	06/21/2033	Quarterly	—	4,081	4,081
2.98%	3 Month SEK STIBOR	SEK	7,000,000	06/21/2033	Quarterly	—	(3,738)	(3,738)
USD - SOFR - COMPOUND	3.13%	USD	700,000	06/21/2033	Annually	—	(13,578)	(13,578)
USD - SOFR - COMPOUND	3.20%	USD	200,000	06/21/2033	Annually	—	(2,654)	(2,654)
USD - SOFR - COMPOUND	3.21%	USD	1,200,000	06/21/2033	Annually	—	(14,964)	(14,964)
USD - SOFR - COMPOUND	3.47%	USD	500,000	06/21/2033	Annually	—	4,429	4,429
3.12%	USD - SOFR - COMPOUND	USD	2,962,000	06/21/2033	Annually	5,504	59,148	53,644
3.48%	USD - SOFR - COMPOUND	USD	800,000	06/21/2033	Annually	—	(7,792)	(7,792)
3.40%	USD - SOFR - COMPOUND	USD	800,000	06/21/2033	Annually	—	(2,385)	(2,385)
3.38%	CAD - CORRA - OIS - COMPOUND	CAD	1,644,000	09/20/2033	Annually	(1,570)	(11,313)	(9,743)

						$(1,686)	$(138,544)	$(136,858)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	GS	USD	5,153,553	06/24/2024	Monthly	—	98,577	98,577
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	11,061,600	06/18/2024	Monthly	—	263,175	263,175

							$—	$361,752	$361,752

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Investment valued using significant unobservable inputs.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	All or a portion of this security is purchased with collateral from securities loaned.

(i)	The rate disclosed is the 7 day net yield as of May 31, 2023.

(j)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(k)	The following table represents the individual long and/or short positions within the custom equity basket swap as of May 31, 2023:

Shares	Description	% of Equity Basket	Value ($)

(786,000)	Air China Ltd – Class H	5.5%	(597,431)

(146,000)	Alibaba Health Information Technology Ltd	0.8%	(86,660)

(504,000)	China Molybdenum Co Ltd – Class H	2.4%	(263,557)

(106,000)	China Southern Airlines Co Ltd – Class H	0.6%	(61,047)

(1,692)	Elisa Oyj	0.9%	(94,778)

(318,000)	Genscript Biotech Corp	6.5%	(705,088)

(842,700)	Gulf Energy Development Pcl NVDR	10.9%	(1,178,977)

(2,386)	Hanmi Pharm Co Ltd	4.9%	(525,024)

(17,761)	Hotel Shilla Co Ltd	9.6%	(1,033,033)

(8,341)	Kakao Corp	3.3%	(352,926)

(584,000)	Kingdee International Software Group Co Ltd	7.2%	(776,362)

(38,839)	Korea Aerospace Industries Ltd	13.9%	(1,506,239)

(83,100)	Microport Scientific Corp	1.3%	(142,947)

18,434	Nokia Oyj	(0.7%)	74,573

(1,695)	POSCO Chemical Co Ltd	4.1%	(446,426)

(21,900)	Rede D’Or Sao Luiz SA	1.2%	(125,185)

(2,625)	Samsung Biologics Co Ltd	14.3%	(1,549,030)

(212,948)	Samsung Heavy Industries Co Ltd	9.1%	(981,813)

22,989	Stora Enso Oyj – R Shares	(2.7%)	291,645

(7,549)	Yuhan Corp	3.1%	(337,481)

(302,000)	Zijin Mining Group Co Ltd – Class H	3.8%	(410,766)

	TOTAL COMMON STOCKS		$(10,808,552)

The rates shown on variable rate notes are the current interest rates at May 31, 2023, which are subject to change based on the terms of the security.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CORRA - Canadian Overnight Repo Rate Average

CVA - Certificaaten van aandelen (Share Certificates)

Euro STR - Euro Short-Term Rate Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar`

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan New Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.8%

	Affiliated Issuers — 99.8%

2,575,818	GMO Alternative Allocation Fund, Class VI	46,107,147

965,180	GMO Asset Allocation Bond Fund, Class VI	20,548,690

592,803	GMO Emerging Country Debt Fund, Class VI	10,421,475

1,750,681	GMO Emerging Markets ex-China Fund, Class VI	23,896,792

1,199,709	GMO Emerging Markets Fund, Class VI	25,865,721

410,552	GMO High Yield Fund, Class VI	6,967,070

2,021,689	GMO International Equity Fund, Class IV	43,284,362

1,278,196	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	16,539,850

817,726	GMO-Usonian Japan Value Creation Fund, Class VI	14,441,050

2,426,279	GMO Multi-Sector Fixed Income Fund, Class IV	41,101,159

423,126	GMO Opportunistic Income Fund, Class VI	10,400,448

471,523	GMO Quality Cyclicals Fund, Class VI	10,279,196

402,976	GMO Quality Fund, Class VI	10,711,090

481,464	GMO Small Cap Quality Fund, Class VI	10,423,697

1,346,622	GMO U.S. Equity Fund, Class VI	16,778,908

1,139,577	GMO U.S. Opportunistic Value Fund, Class VI	22,016,632

410,809	GMO U.S. Small Cap Value Fund, Class VI	6,396,297

1,630	GMO U.S. Treasury Fund	8,151

	TOTAL MUTUAL FUNDS (COST $387,008,789)	336,187,735

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

754,409	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (a)	754,409

	TOTAL SHORT-TERM INVESTMENTS (COST $754,409)	754,409

	TOTAL INVESTMENTS — 100.0% (Cost $387,763,198)	336,942,144

	Other Assets and Liabilities (net) — 0.0%	150,888

	TOTAL NET ASSETS — 100.0%	$337,093,032

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of May 31, 2023.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

390,430	GMO Emerging Markets ex-China Fund, Class VI	5,329,373

953,629	GMO International Equity Fund, Class IV	20,417,193

413,534	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	5,351,128

157,276	GMO-Usonian Japan Value Creation Fund, Class VI	2,777,491

175,205	GMO Quality Cyclicals Fund, Class VI	3,819,473

398,516	GMO Quality Fund, Class VI	10,592,559

173,366	GMO Small Cap Quality Fund, Class VI	3,753,361

328,549	GMO U.S. Equity Fund, Class VI	4,093,723

497,317	GMO U.S. Opportunistic Value Fund, Class VI	9,608,160

105,382	GMO U.S. Small Cap Value Fund, Class VI	1,640,804

	TOTAL MUTUAL FUNDS (COST $69,133,177)	67,383,265

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

40,062	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (a)	40,062

	TOTAL SHORT-TERM INVESTMENTS (COST $40,062)	40,062

	TOTAL INVESTMENTS — 100.1% (Cost $69,173,239)	67,423,327

	Other Assets and Liabilities (net) — (0.1%)	(41,862)

	TOTAL NET ASSETS — 100.0%	$67,381,465

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of May 31, 2023.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

4,429,433	GMO Emerging Markets ex-China Fund, Class VI	60,461,762

3,249,784	GMO Emerging Markets Fund, Class VI	70,065,353

6,494,171	GMO International Equity Fund, Class IV	139,040,201

3,624,060	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	46,895,338

1,373,412	GMO-Usonian Japan Value Creation Fund, Class VI	24,254,447

1,308,330	GMO Quality Cyclicals Fund, Class VI	28,521,601

2,899,196	GMO Quality Fund, Class VI	77,060,630

1,353,383	GMO Small Cap Quality Fund, Class VI	29,300,735

2,405,976	GMO U.S. Equity Fund, Class VI	29,978,461

3,552,348	GMO U.S. Opportunistic Value Fund, Class VI	68,631,364

1,036,974	GMO U.S. Small Cap Value Fund, Class VI	16,145,689

	TOTAL MUTUAL FUNDS (COST $692,194,779)	590,355,581

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

313,717	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (a)	313,717

	TOTAL SHORT-TERM INVESTMENTS (COST $313,717)	313,717

	TOTAL INVESTMENTS — 100.0% (Cost $692,508,496)	590,669,298

	Other Assets and Liabilities (net) — (0.0%)	(93,686)

	TOTAL NET ASSETS — 100.0%	$590,575,612

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2023.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 83.3%

	Argentina — 0.0%

144,585	Adecoagro SA	1,263,673

	Australia — 1.4%

134,279	Accent Group Ltd	154,970

591,817	Aurizon Holdings Ltd (a)	1,369,862

96,471	Austal Ltd	123,674

913,042	Beach Energy Ltd	824,626

505,916	BlueScope Steel Ltd	6,101,418

562,659	Brambles Ltd (a)	5,023,654

12,359	Brickworks Ltd	205,949

125,596	Coronado Global Resources Inc CDI	107,717

349,737	Fortescue Metals Group Ltd (a)	4,379,220

969,024	GPT Group (The) (REIT) (a)	2,639,609

247,726	GrainCorp Ltd – Class A	1,228,802

391,714	Grange Resources Ltd	133,788

307,463	Helia Group Ltd	659,617

66,858	HomeCo Daily Needs (REIT) (a)	51,907

35,698	JB Hi-Fi Ltd (b)	988,367

449,614	Jupiter Mines Ltd	61,415

22,644	McMillan Shakespeare Ltd (a)	227,057

91,479	Metcash Ltd (b)	210,974

1,984,009	Mirvac Group (REIT) (a)	2,967,250

142,179	Nufarm Ltd	503,546

1,600,821	Origin Energy Ltd (a)	8,674,757

556,495	Perenti Ltd *	425,630

38,247	Regis Resources Ltd *	50,592

81,013	Rio Tinto Ltd (a)	5,645,313

1,133,073	Scentre Group (REIT) (a)	1,996,689

79,010	Southern Cross Media Group Ltd	37,509

1,000,924	Stockland (REIT) (a)	2,772,135

154,510	Sunrise Energy Metals Ltd *	110,498

90,735	Super Retail Group Ltd	672,791

216	Viva Energy Group Ltd	445

9,404	Woodside Energy Group Ltd	208,083

	Total Australia	48,557,864

	Austria — 0.1%

5,909	Erste Group Bank AG	191,955

79,182	OMV AG (b)	3,536,944

2,197	Raiffeisen Bank International AG * (b)	32,305

3,216	Strabag SE	131,413

2,984	voestalpine AG	92,656

	Total Austria	3,985,273

	Belgium — 0.7%

175,839	Ageas SA/NV	7,034,649

17,725	AGFA-Gevaert NV *	46,571

28,291	Bekaert SA	1,212,264

3,217	Cie d’Entreprises CFE	34,671

11,958	Econocom Group SA (a)	34,971

2,850	Groupe Bruxelles Lambert NV (a)	219,920

Shares	Description	Value ($)

	Belgium — continued

18,536	KBC Group NV	1,217,799

2,021	Melexis NV	184,638

1,544	Orange Belgium SA *	22,451

216,631	Proximus SADP	1,681,440

10,949	Sofina SA (b)	2,265,903

41,966	Solvay SA	4,390,690

31,029	Telenet Group Holding NV	662,334

89,846	UCB SA	7,846,401

	Total Belgium	26,854,702

	Brazil — 0.8%

262,200	Banco do Brasil SA	2,306,066

171,100	BB Seguridade Participacoes SA	1,043,132

53,900	Cia Brasileira de Aluminio	55,246

12,200	Cia de Saneamento de Minas Gerais Copasa MG	47,951

85,400	CPFL Energia SA	509,710

31,000	EDP – Energias do Brasil SA	140,540

337,535	Enauta Participacoes SA	849,609

94,400	Itau Unibanco Holding SA	416,244

374,900	JBS SA	1,241,464

694,500	Petroleo Brasileiro SA Sponsored ADR	8,014,530

93,826	Sao Martinho SA	668,931

134,800	Ser Educacional SA *	102,031

42,460	SLC Agricola SA	288,992

158,600	Suzano SA	1,399,899

48,900	Telefonica Brasil SA ADR (a)	387,288

2,307,000	TIM SA	6,348,081

21,100	TIM SA ADR	288,859

71,700	Transmissora Alianca de Energia Eletrica SA	521,783

122,100	Ultrapar Participacoes SA	407,457

116,544	Vale SA	1,465,845

85,300	Vale SA Sponsored ADR – Class B (a)	1,081,604

	Total Brazil	27,585,262

	Canada — 2.5%

26,400	Algoma Steel Group Inc	180,667

95,900	Alimentation Couche-Tard Inc (a)	4,643,467

58,000	Anaergia Inc * (b)	33,753

41,900	Birchcliff Energy Ltd (b)	236,430

24,407	Brookfield Asset Management Ltd – Class A (a)	744,902

104,873	Brookfield Corp – Class A (a)	3,150,385

39,000	Calibre Mining Corp *	44,530

1,020,396	Canaccord Genuity Group Inc	7,178,477

34,220	Canadian Solar Inc *	1,430,396

48,100	Canadian Tire Corp Ltd – Class A	5,777,669

56,000	Canfor Corp *	791,632

124,200	Celestica Inc * (b) (c)	1,583,722

43,900	Celestica Inc * (c)	558,847

13,100	China Gold International Resources Corp Ltd	52,162

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

10,500	Cogeco Inc	415,050

46,000	Crescent Point Energy Corp	290,260

12,000	DREAM Unlimited Corp – Class A	183,514

56,100	Dundee Precious Metals Inc	386,398

43,366	Enerflex Ltd	242,466

18,500	Enerplus Corp	255,670

1,900	EQB Inc	92,362

55,200	Finning International Inc	1,492,738

111,000	First Quantum Minerals Ltd	2,325,481

57,200	Hydro One Ltd (a)	1,630,253

12,100	iA Financial Corp Inc	771,191

30,525	Imperial Oil Ltd	1,386,751

67,600	Interfor Corp *	988,479

17,212	International Petroleum Corp * (b)	142,588

545,300	Ivanhoe Mines Ltd – Class A *	3,992,841

110,972	Largo Inc *	416,094

133,500	Li-Cycle Holdings Corp * (a)	630,120

61,900	Magna International Inc	2,994,911

292,900	Manulife Financial Corp (a) (c)	5,426,471

88,052	Manulife Financial Corp (a) (c)	1,630,723

38,100	Martinrea International Inc	318,553

22,500	Mullen Group Ltd (a)	258,729

8,200	National Bank of Canada (b)	587,863

63,742	Nutrien Ltd (a)	3,359,203

154,000	OceanaGold Corp	334,659

61,800	Onex Corp	2,798,413

4,200	Parex Resources Inc	84,557

600	Pet Valu Holdings Ltd	13,657

169,900	Quebecor Inc – Class B	4,051,317

724,783	Resolute Forest Products Inc * (d)	1,449,566

41,900	Russel Metals Inc (b)	1,099,431

21,600	Sleep Country Canada Holdings Inc	419,589

28,061	Spartan Delta Corp	307,793

600	Spin Master Corp	14,983

12,800	Stella-Jones Inc	566,312

12,697	Sun Life Financial Inc (a)	614,408

205,800	Teck Resources Ltd – Class B * (c)	8,033,401

118,430	Teck Resources Ltd – Class B (a) (c)	4,627,060

17,400	Uni-Select Inc *	598,970

53,100	Vermilion Energy Inc	577,197

4,000	Wajax Corp	67,182

69,200	West Fraser Timber Co Ltd (c)	4,669,917

16,500	West Fraser Timber Co Ltd (c)	1,112,430

27,600	Whitecap Resources Inc	188,880

	Total Canada	88,255,470

	Chile — 0.1%

12,854	CAP SA	90,453

806,395	Cencosud SA	1,523,181

72,402	Cencosud Shopping SA	113,072

11,800	Cia Cervecerias Unidas SA Sponsored ADR	175,820

Shares	Description	Value ($)

	Chile — continued

5,675,807	Colbun SA	826,911

86,442	Empresas CMPC SA	147,804

2,067,697	Enel Chile SA	113,595

639,834	Falabella SA	1,409,996

62,938	Inversiones La Construccion SA	416,787

	Total Chile	4,817,619

	China — 3.2%

282,000	361 Degrees International Ltd *	127,588

1,436,000	3SBio Inc	1,454,596

18,935,000	Agricultural Bank of China Ltd – Class H	7,135,519

350,681	Alibaba Group Holding Ltd *	3,490,108

1,471,000	BAIC Motor Corp Ltd – Class H	379,549

8,232,000	Bank of China Ltd – Class H	3,222,477

2,904,871	Bank of Communications Co Ltd – Class H	1,872,915

338,000	Beijing Enterprises Holdings Ltd	1,306,113

684,000	China BlueChemical Ltd – Class H	150,280

7,401,000	China Cinda Asset Management Co Ltd – Class H	822,014

1,972,000	China Communications Services Corp Ltd – Class H	937,846

404,500	China Conch Venture Holdings Ltd	508,119

12,753,000	China Construction Bank Corp – Class H	8,157,847

1,741,000	China Dongxiang Group Co Ltd	64,487

2,616,000	China Energy Engineering Corp Ltd – Class H	343,836

2,111,000	China Everbright Environment Group Ltd	825,154

3,659,000	China Greenfresh Group Co Ltd * (e)	—

835,000	China High Speed Transmission Equipment Group Co Ltd *	279,315

2,564,500	China Hongqiao Group Ltd	1,819,985

544,000	China Lesso Group Holdings Ltd	359,697

207,000	China Lilang Ltd	108,397

825,925	China Medical System Holdings Ltd	1,162,803

581,000	China Overseas Grand Oceans Group Ltd	260,421

2,158,500	China Overseas Land & Investment Ltd	4,380,342

13,838,000	China Petroleum & Chemical Corp – Class H	8,713,959

7,450,000	China Railway Group Ltd – Class H	4,909,065

468,000	China Railway Signal & Communication Corp Ltd – Class H	191,220

2,139,000	China Reinsurance Group Corp – Class H	147,404

2,863,000	China Resources Pharmaceutical Group Ltd	2,748,631

138,000	China Shineway Pharmaceutical Group Ltd	151,679

390,000	China South City Holdings Ltd * (b)	22,437

1,324,000	China State Construction International Holdings Ltd	1,497,736

1,246,000	China Traditional Chinese Medicine Holdings Co Ltd	599,240

336,000	China Water Affairs Group Ltd	247,901

4,237,600	China Zhongwang Holdings Ltd * (b) (e)	1

4,575,158	CITIC Ltd	5,282,183

717,000	CRRC Corp Ltd – Class H	443,992

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	China — continued

4,576,000	CSPC Pharmaceutical Group Ltd	3,986,767

2,910,313	Dongfeng Motor Group Co Ltd – Class H	1,260,321

102,500	Fosun International Ltd	67,603

798,000	Fufeng Group Ltd	435,508

168,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	563,309

1,200,200	Haier Smart Home Co Ltd – Class H	3,432,837

193,000	Henan Shenhuo Coal & Power Co Ltd – Class A	347,872

1,000	Hengan International Group Co Ltd	4,251

79,000	Hisense Home Appliances Group Co Ltd – Class H	156,275

235,300	Inner Mongolia ERDOS Resources Co Ltd – Class A	458,669

350,788	Kingboard Holdings Ltd	945,172

292,800	Legend Holdings Corp – Class H	282,582

7,046,000	Lenovo Group Ltd	6,623,659

90,400	Livzon Pharmaceutical Group Inc – Class H	321,498

760,000	Lonking Holdings Ltd	111,700

1,784,000	Metallurgical Corp of China Ltd – Class H	437,395

55,000	NetDragon Websoft Holdings Ltd	99,294

463,000	Nexteer Automotive Group Ltd	206,972

10,014,000	PetroChina Co Ltd – Class H	6,472,941

6,626,000	PICC Property & Casualty Co Ltd – Class H	7,904,227

1,500	Ping An Insurance Group Co of China Ltd – Class H	9,519

712,000	Poly Property Group Co Ltd	158,353

98,000	Road King Infrastructure Ltd *	34,837

851,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	1,697,807

3,118,000	Shimao Group Holdings Ltd * (d)	1,759,996

314,000	Shougang Fushan Resources Group Ltd	96,272

1,787,500	Sino-Ocean Group Holding Ltd *	108,524

720,000	Sinopec Engineering Group Co Ltd – Class H	305,102

1,139,200	Sinopharm Group Co Ltd – Class H	3,734,372

1,070,000	Sinotruk Hong Kong Ltd	1,515,826

1,306,000	Skyworth Group Ltd	652,774

50,000	SSY Group Ltd	30,785

490,000	TCL Electronics Holdings Ltd *	200,948

137,560	Tencent Holdings Ltd	5,443,843

844,000	Tianjin Port Development Holdings Ltd	61,432

650,000	Tianneng Power International Ltd (b)	747,276

382,800	Western Mining Co Ltd – Class A	553,137

493,600	Xinjiang Goldwind Science & Technology Co Ltd – Class H	358,094

418,000	Yadea Group Holdings Ltd	833,062

	Total China	116,545,667

	Czech Republic — 0.0%

173,851	Moneta Money Bank AS	620,702

Shares	Description	Value ($)

	Czech Republic — continued

627	Philip Morris CR AS	476,771

	Total Czech Republic	1,097,473

	Denmark — 0.8%

2,017	AP Moller – Maersk A/S – Class A (a)	3,393,115

3,198	AP Moller – Maersk A/S – Class B (a)	5,382,193

325,748	Danske Bank A/S *	6,643,380

3,066	Demant A/S * (a)	116,723

987	Genmab A/S *	388,539

12,985	GN Store Nord A/S *	324,001

142,145	H Lundbeck A/S	748,201

17,159	ISS A/S (a)	326,334

8,611	Matas A/S	101,024

92,871	Pandora A/S	7,412,643

4,644	Rockwool A/S – B Shares	1,109,464

45,425	Vestas Wind Systems A/S *	1,293,822

	Total Denmark	27,239,439

	Egypt — 0.1%

40,363	Abou Kir Fertilizers & Chemical Industries	61,878

604,501	Commercial International Bank Egypt SAE	1,022,035

737,030	Eastern Co SAE	454,678

37,150	Misr Fertilizers Production Co SAE	194,850

	Total Egypt	1,733,441

	Finland — 0.6%

44,085	Kemira Oyj	700,701

6,961	Metsa Board Oyj – Class B	56,007

80,200	Neste Oyj	3,030,063

2,201,735	Nokia Oyj	8,906,956

427,564	Outokumpu Oyj	2,340,496

2,910	Sanoma Oyj	21,603

155,750	Stora Enso Oyj – R Shares (a)	1,975,890

196,922	UPM-Kymmene Oyj (a)	5,919,839

	Total Finland	22,951,555

	France — 3.7%

56,808	ALD SA (a)	613,080

30,328	APERAM SA	996,763

240,906	ArcelorMittal SA	6,009,088

33,245	Arkema SA	2,903,932

191,967	AXA SA (a)	5,442,395

1,542	Axway Software SA	34,822

9,257	Beneteau SA	155,900

145,290	BNP Paribas SA	8,446,906

1,626	Boiron SA	65,905

22,480	Bouygues SA	721,258

764	Caisse Regionale de Credit Agricole Mutuel Nord de France	10,917

160,895	Cie de Saint-Gobain (a)	8,935,219

100,788	Cie Generale des Etablissements Michelin SCA	2,876,018

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	France — continued

115,747	Coface SA	1,605,664

24,214	Credit Agricole SA	278,351

2,359	Eiffage SA	251,924

14,368	Elis SA (a)	249,309

5,153	Eramet SA	448,384

989	HEXAOM	18,049

41,309	Ipsen SA	4,789,506

31,907	IPSOS	1,563,611

5,574	Kering SA (a)	2,980,204

6,513	LVMH Moet Hennessy Louis Vuitton SE (a)	5,694,497

8,043	Mersen SA	306,544

12,291	Metropole Television SA	169,977

288,975	Orange SA (a)	3,451,313

94,634	Publicis Groupe SA	7,028,263

25,538	Quadient SA	469,064

36,924	Renault SA	1,240,188

67,514	Rexel SA *	1,385,978

2,607	Rothschild & Co	128,858

49,644	Safran SA (a)	7,210,527

152,068	Sanofi	15,515,038

7,503	SMCP SA *	58,856

20,021	Societe BIC SA	1,195,471

425,242	Societe Generale SA	9,899,832

102,646	STMicroelectronics NV	4,458,942

1,570	Synergie SE	53,012

119,486	Technip Energies NV	2,371,647

148,757	Television Francaise 1	1,034,303

333,591	TotalEnergies SE (a) (c)	18,824,802

2,651	TotalEnergies SE (c)	150,017

20,800	Valeo	400,274

53,063	Veolia Environnement SA (a)	1,566,585

229,617	Vivendi SE	2,039,928

	Total France	134,051,121

	Germany — 1.6%

19,265	1&1 AG	206,142

14,457	Allianz SE (Registered) (a)	3,095,946

369	Amadeus Fire AG (a)	47,446

4,517	Aurubis AG	346,541

58,879	BASF SE (a)	2,800,176

116,190	Bayer AG (Registered)	6,484,601

58,429	Bayerische Motoren Werke AG (a)	6,371,991

33,094	Beiersdorf AG (a)	4,223,112

8,430	Continental AG	562,682

4,146	Deutsche Boerse AG	717,107

57,983	Deutsche Post AG (Registered) (a)	2,614,675

7,125	Deutz AG	42,434

561	Draegerwerk AG & Co KGaA	23,250

4,253	Elmos Semiconductor SE	298,687

1,684	Evonik Industries AG *	33,824

142,680	Fresenius SE & Co KGaA (a)	3,912,587

Shares	Description	Value ($)

	Germany — continued

5,683	Hamburger Hafen und Logistik AG (a)	73,867

14,779	Heidelberg Materials AG (a)	1,060,186

19,737	Henkel AG & Co KGaA	1,418,014

999	Hornbach Holding AG & Co KGaA	70,852

8,329	HUGO BOSS AG	567,320

101,423	Kloeckner & Co SE	965,137

5,932	Krones AG	664,790

181,016	Mercedes-Benz Group AG (a)	13,531,588

23,890	Merck KGaA	4,172,675

196,545	ProSiebenSat.1 Media SE *	1,597,823

5,222	RTL Group SA	203,785

17,972	Salzgitter AG	585,451

1,928	Siltronic AG	166,114

19,318	Suedzucker AG	332,480

3,567	Talanx AG (a)	199,014

2,102	Traton SE	42,407

4,096	Volkswagen AG	619,861

1,076	Wuestenrot & Wuerttembergische AG	18,204

	Total Germany	58,070,769

	Greece — 0.1%

38,961	Jumbo SA	904,183

48,517	Mytilineos SA	1,528,192

	Total Greece	2,432,375

	Hong Kong — 0.5%

315,000	ASMPT Ltd	2,680,872

83,000	Bank of East Asia Ltd (The)	103,933

152,000	BOC Hong Kong Holdings Ltd	451,083

71,000	Chow Sang Sang Holdings International Ltd	83,083

904,000	CITIC Telecom International Holdings Ltd	338,367

25,500	CK Asset Holdings Ltd (a)	137,449

75,000	CK Hutchison Holdings Ltd	452,151

1,170,000	CSI Properties Ltd	21,263

190,400	Dah Sing Banking Group Ltd	139,960

59,200	Dah Sing Financial Holdings Ltd	148,096

500,000	E-Commodities Holdings Ltd	70,883

402,000	First Pacific Co Ltd	150,444

398,827	Galaxy Entertainment Group Ltd *	2,474,540

254,000	Giordano International Ltd	65,243

4,000	Hang Lung Group Ltd	5,958

127,500	Health & Happiness H&H International Holdings Ltd	172,874

666,000	HKT Trust & HKT Ltd – Class SS	851,053

907,000	IGG Inc *	473,865

211,500	Johnson Electric Holdings Ltd	259,141

290,000	K Wah International Holdings Ltd	95,537

45,000	Kerry Logistics Network Ltd	52,309

191,500	Kerry Properties Ltd	418,171

65,000	Luk Fook Holdings International Ltd	177,528

221,000	NWS Holdings Ltd	182,202

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

518,000	Pacific Textiles Holdings Ltd	150,848

264,000	PAX Global Technology Ltd	204,432

636,000	Shun Tak Holdings Ltd *	95,938

245,000	SITC International Holdings Co Ltd	425,616

108,500	SmarTone Telecommunications Holdings Ltd	61,777

105,000	Sun Hung Kai & Co Ltd	38,375

308,000	Swire Pacific Ltd – Class A	2,056,470

137,500	Texhong International Group Ltd	95,582

414,000	VPower Group International Holdings Ltd – Class H *	19,807

568,000	VSTECS Holdings Ltd	288,396

103,600	VTech Holdings Ltd	622,101

4,727,500	WH Group Ltd	2,471,502

237,500	Yue Yuen Industrial Holdings Ltd	291,386

	Total Hong Kong	16,828,235

	Hungary — 0.2%

275,623	MOL Hungarian Oil & Gas Plc	2,243,999

158,683	OTP Bank Nyrt	4,947,186

53,621	Richter Gedeon Nyrt	1,352,970

	Total Hungary	8,544,155

	India — 2.5%

23,467	Apollo Tyres Ltd	110,374

64,791	Arvind Ltd *	100,169

8,944	AU Small Finance Bank Ltd	83,969

27,188	Aurobindo Pharma Ltd	215,883

2	Axis Bank Ltd	22

23,171	Bandhan Bank Ltd *	74,494

34,866	Bharat Electronics Ltd	47,238

53,522	Castrol India Ltd	72,473

36,021	Cipla Ltd	412,936

39,687	City Union Bank Ltd	59,877

67,849	Cochin Shipyard Ltd	406,388

8,616	Colgate-Palmolive India Ltd	168,990

26,216	Coromandel International Ltd	304,636

7,819	Deepak Fertilisers & Petrochemicals Corp Ltd	50,652

22,656	Dhampur Bio Organics Ltd *	42,673

17,305	Dhampur Sugar Mills Ltd	52,100

4,977	Dr Reddy’s Laboratories Ltd	271,576

13,200	Dr Reddy’s Laboratories Ltd ADR	728,508

6,542	EID Parry India Ltd	37,147

98,781	Engineers India Ltd	131,823

226,504	Exide Industries Ltd *	578,421

47,932	Federal Bank Ltd	72,393

4,876,040	GAIL India Ltd	6,169,535

18,189	GHCL Ltd	106,511

18,189	GHCL Textiles Ltd * (d)	3,155

89,912	Glenmark Pharmaceuticals Ltd	648,173

11,124	Godawari Power and Ispat Ltd	48,352

Shares	Description	Value ($)

	India — continued

22,742	Great Eastern Shipping Co Ltd (The)	188,667

16,377	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	116,415

580,717	Gujarat State Fertilizers & Chemicals Ltd	1,101,159

85,647	HCL Technologies Ltd	1,182,097

279,123	HDFC Bank Ltd	5,421,231

56,900	HDFC Bank Ltd ADR (a)	3,664,360

377,326	Hindalco Industries Ltd	1,854,757

27,950	Hindustan Aeronautics Ltd	1,054,591

183,440	Hindustan Petroleum Corp Ltd	582,062

58,692	Hindustan Zinc Ltd	217,379

55,611	Housing Development Finance Corp Ltd	1,774,973

380,816	Indiabulls Housing Finance Ltd *	528,421

539,046	Indian Oil Corp Ltd	585,401

449,150	Indus Towers Ltd *	844,799

12,186	Infosys Ltd	193,648

28,000	Infosys Ltd Sponsored ADR (a)	446,880

65,175	IRCON International Ltd	64,261

2,621,077	ITC Ltd	14,114,143

184,607	Karnataka Bank Ltd (The)	336,494

9,992	Mahanagar Gas Ltd	127,882

117,299	Mahindra & Mahindra Ltd	1,863,797

168,061	Manappuram Finance Ltd	223,352

12,925	Muthoot Finance Ltd	173,849

425,721	National Aluminium Co Ltd	430,519

159,954	NBCC India Ltd	81,556

100,936	NCC Ltd	145,168

1,349,056	NMDC Ltd	1,741,748

863,100	NMDC Steel Ltd *	462,970

875,741	NTPC Ltd	1,823,880

7,216,444	Oil & Natural Gas Corp Ltd	13,390,225

232,713	Oil India Ltd	724,846

3,674	Oracle Financial Services Software Ltd	160,367

377,342	Petronet LNG Ltd	1,028,001

3,861	PI Industries Ltd	169,315

18,648	Piramal Enterprises Ltd	173,381

1,494,207	Power Finance Corp Ltd	3,285,451

15,520	Power Grid Corp of India Ltd	43,342

97,251	PTC India Ltd	116,333

45,714	Rajesh Exports Ltd	306,565

7,571	RBL Bank Ltd *	14,750

1,825,764	REC Ltd	3,117,279

281,692	Redington Ltd	595,521

26,751	Reliance Industries Ltd	796,625

26,590	RITES Ltd	120,262

3,116	Shriram Finance Ltd	52,667

353,802	Sun Pharmaceutical Industries Ltd	4,174,387

65,314	Sun TV Network Ltd	350,304

3,556,759	Tata Steel Ltd	4,547,207

55,698	Vardhman Textiles Ltd *	217,822

550,429	Vedanta Ltd	1,848,848

61,767	Welspun Corp Ltd	187,884

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	India — continued

18,250	Zensar Technologies Ltd	81,726

97,494	Zydus Lifesciences Ltd	591,264

	Total India	88,439,299

	Indonesia — 0.4%

1,180,200	AKR Corporindo Tbk PT	107,406

4,610,400	Astra International Tbk PT	1,980,728

7,792,100	Bank Central Asia Tbk PT	4,701,966

5,044,384	Bank Mandiri Persero Tbk PT	1,702,187

981,500	Bank Negara Indonesia Persero Tbk PT	592,057

3,007,300	Bank Pembangunan Daerah Jawa Timur Tbk PT	130,403

5,468,200	Bank Rakyat Indonesia Persero Tbk PT	2,031,918

3,326,300	Global Mediacom Tbk PT *	64,315

1,641,700	Indofood Sukses Makmur Tbk PT	777,416

7,260,800	Kalbe Farma Tbk PT	983,341

1,519,700	Medco Energi Internasional Tbk PT	91,575

5,089,000	Media Nusantara Citra Tbk PT *	217,142

15,752,600	Panin Financial Tbk PT	268,916

3,986,400	Perusahaan Gas Negara Tbk PT	379,856

	Total Indonesia	14,029,226

	Ireland — 0.5%

49,187	AIB Group Plc	203,336

532,799	Bank of Ireland Group Plc	5,034,815

60,058	CRH Plc	2,842,102

9,867	CRH Plc Sponsored ADR (a)	469,077

43,417	Glanbia Plc	629,150

6,502	Kingspan Group Plc	432,849

38,104	Origin Enterprises Plc	142,715

24,839	Permanent TSB Group Holdings Plc *	62,757

55,561	Ryanair Holdings Plc Sponsored ADR * (a)	5,838,350

82,222	Smurfit Kappa Group Plc	2,929,583

	Total Ireland	18,584,734

	Israel — 0.5%

4,764	Delek Group Ltd	542,579

121,033	ICL Group Ltd	659,025

541,530	Oil Refineries Ltd	145,465

55,169	Teva Pharmaceutical Industries Ltd *	394,958

620,500	Teva Pharmaceutical Industries Ltd Sponsored ADR *	4,467,600

304,324	Tower Semiconductor Ltd *	11,911,241

	Total Israel	18,120,868

	Italy — 1.1%

32,026	Anima Holding SPA	111,706

24,111	Arnoldo Mondadori Editore SPA	47,404

166,504	Assicurazioni Generali SPA (a)	3,163,075

54,052	Banca IFIS SPA	812,078

438,231	Banco BPM SPA	1,723,156

421,990	BPER Banca	1,085,381

Shares	Description	Value ($)

	Italy — continued

60,809	Credito Emiliano SPA	420,345

725,074	Eni SPA	9,648,374

20,711	Esprinet SPA	130,873

143,361	Hera SPA (a)	449,459

47,342	IMMSI SPA (b)	24,171

56,810	Italgas SPA (a)	324,290

472,981	Leonardo SPA	5,089,822

246,850	MFE-MediaForEurope NV – Class A	117,159

17,125	OVS SpA	44,999

80,779	Piaggio & C SPA	312,178

109,641	Poste Italiane SPA	1,139,697

628,730	Stellantis NV (a)	9,580,865

10,570,534	Telecom Italia SPA *	2,809,752

12,801	Tenaris SA	158,907

6,585	Tenaris SA ADR	163,045

6,329	Unieuro SPA (b)	69,294

563,704	Unipol Gruppo SPA	2,823,641

	Total Italy	40,249,671

	Japan — 12.7%

21,834	AGC Inc	795,290

13,100	Aichi Corp	77,349

173,600	Amano Corp	3,602,889

5,900	AOKI Holdings Inc	34,915

79,200	Arcs Co Ltd	1,334,499

414,800	Asahi Kasei Corp	2,813,146

38,500	Bandai Namco Holdings Inc (a)	901,595

9,100	Bando Chemical Industries Ltd	81,645

91,000	Brother Industries Ltd	1,318,542

5,600	Canon Electronics Inc	74,632

121,600	Canon Inc (a)	3,014,086

23,600	Canon Marketing Japan Inc	581,189

16,500	Central Glass Co Ltd	356,123

4,000	Chiyoda Integre Co Ltd	64,705

364,300	Chugoku Marine Paints Ltd	2,732,077

204,100	Citizen Watch Co Ltd	1,251,047

423,800	Credit Saison Co Ltd	5,815,890

41,100	Dai Nippon Printing Co Ltd (a)	1,170,264

13,700	Dai Nippon Toryo Co Ltd	85,344

109,100	Daicel Corp	924,687

4,000	Dai-Dan Co Ltd	70,455

16,500	Daido Steel Co Ltd	613,428

4,100	Daiichi Jitsugyo Co Ltd	173,916

4,100	Daiken Corp	63,868

544,600	Daiwabo Holdings Co Ltd	10,078,329

295,000	Denka Co Ltd	5,411,240

64,700	Dentsu Group Inc	2,074,300

12,700	Ebara Corp	566,696

212,100	EXEO Group Inc	4,036,085

2,400	FJ Next Holdings Co Ltd	17,190

377,300	Fuji Corp	6,142,760

162,700	FUJIFILM Holdings Corp (a)	9,943,284

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

3,600	Fujitsu Ltd (a)	456,696

3,400	G-7 Holdings Inc	30,550

356,500	H.U. Group Holdings Inc	6,735,836

7,600	Hachijuni Bank Ltd (The)	31,930

17,400	Hanwa Co Ltd	514,181

651,794	Haseko Corp	7,546,256

46,500	Hitachi Construction Machinery Co Ltd	1,146,446

123,500	Hogy Medical Co Ltd	2,826,145

261,000	Honda Motor Co Ltd	7,426,681

29,500	Honda Motor Co Ltd Sponsored ADR (a)	838,095

36,200	Hosiden Corp	443,029

300	Hosokawa Micron Corp	5,856

102,000	Idemitsu Kosan Co Ltd	1,977,831

39,600	Inabata & Co Ltd	817,586

668,000	Inpex Corp	7,018,986

357,500	ITOCHU Corp (a)	12,068,475

1,300	Itochu-Shokuhin Co Ltd	47,350

28,300	Itoham Yonekyu Holdings Inc	141,893

25,000	Itoki Corp	149,376

15,500	Jaccs Co Ltd	501,193

16,200	Japan Aviation Electronics Industry Ltd	292,249

43,400	Japan Petroleum Exploration Co Ltd	1,279,264

229,500	Japan Tobacco Inc (a)	5,004,137

17,700	Kaga Electronics Co Ltd	648,201

158,500	Kajima Corp	2,218,805

14,900	Kamei Corp	146,270

30,100	Kandenko Co Ltd	217,407

636,800	Kanematsu Corp	8,277,655

279,800	KDDI Corp (a)	8,626,656

398,000	Kirin Holdings Co Ltd (a)	5,940,166

22,200	Kitz Corp	161,254

18,000	Komeri Co Ltd	379,662

193,800	Konoike Transport Co Ltd	2,099,708

400	Krosaki Harima Corp	18,867

391,600	K’s Holdings Corp	3,374,199

184,200	Kyudenko Corp	4,870,609

7,000	Lawson Inc	305,354

28,400	Macnica Holdings Inc	1,033,177

598,400	Macromill Inc	3,705,001

567,300	Mandom Corp	5,952,945

317,000	Marubeni Corp (a)	4,517,647

275,600	Maruichi Steel Tube Ltd	6,053,063

5,400	Maruzen Showa Unyu Co Ltd (a)	139,212

3,200	Matsuda Sangyo Co Ltd	47,404

256,100	Maxell Ltd	2,642,714

124,000	Mazda Motor Corp	1,051,938

2,200	MCJ Co Ltd	14,888

68,900	Mebuki Financial Group Inc	161,857

1,600	Melco Holdings Inc	35,172

75,800	Mirarth Holdings Inc	226,492

157,600	Mitsubishi Corp (a)	6,300,848

698,400	Mitsubishi Electric Corp (a)	9,090,747

Shares	Description	Value ($)

	Japan — continued

40,700	Mitsubishi Materials Corp	677,133

505,700	Mitsubishi Motors Corp	1,656,821

3,500	Mitsubishi Research Institute Inc (a)	128,414

415,500	Mitsubishi UFJ Financial Group Inc (a)	2,762,987

108,900	Mitsui & Co Ltd (a)	3,431,440

10,600	Mitsui DM Sugar Holdings Co Ltd	193,174

247,100	Mitsui OSK Lines Ltd (a)	5,619,588

11,200	Mitsui-Soko Holdings Co Ltd (a)	269,361

25,500	MIXI Inc	498,524

7,200	Modec Inc *	67,564

177,100	Morinaga & Co Ltd	5,634,704

111,300	MS&AD Insurance Group Holdings Inc	3,813,821

6,000	Nagase & Co Ltd	97,593

139,900	NEC Corp (a)	6,565,608

313,300	NH Foods Ltd	8,537,614

25,000	Nichias Corp	472,247

6,600	Nichiha Corp	134,674

8,400	Nichireki Co Ltd	101,111

7,000	Nippn Corp	88,753

4,200	Nippon Densetsu Kogyo Co Ltd	55,323

10,400	Nippon Soda Co Ltd	342,543

49,400	Nippon Telegraph & Telephone Corp (a)	1,403,489

269,100	Nippon Yusen KK (a)	5,726,938

7,200	Nishi-Nippon Financial Holdings Inc	54,864

5,700	Nisshin Oillio Group Ltd (The)	134,770

3,800	Nissin Corp	64,402

61,800	Niterra Co Ltd	1,141,588

41,000	Nojima Corp	397,590

3,100	Noritake Co Ltd	108,661

641,700	Obayashi Corp	5,164,045

12,500	Osaka Soda Co Ltd	361,070

417,400	Pacific Industrial Co Ltd	3,472,629

24,700	PAL GROUP Holdings Co Ltd	590,221

938,500	Penta-Ocean Construction Co Ltd	4,730,897

8,000	Proto Corp	63,366

50,400	Renesas Electronics Corp *	815,734

43,000	San-A Co Ltd	1,390,318

5,600	San-Ai Oil Co Ltd	55,813

10,800	Sanki Engineering Co Ltd	112,183

195,400	Sankyu Inc (a)	6,603,913

53,500	Sanwa Holdings Corp	622,169

83,400	Secom Co Ltd (a)	5,461,994

218,000	Seiko Epson Corp	3,306,029

39,200	Sekisui Chemical Co Ltd	540,304

475,600	Sekisui House Ltd	9,282,170

7,500	Sekisui Jushi Corp	107,794

30,200	Shimamura Co Ltd	2,730,130

490,300	Shimizu Corp	2,969,334

9,100	Shin-Etsu Polymer Co Ltd	89,549

2,300	Shinmaywa Industries Ltd	20,232

6,200	Shinnihon Corp	49,085

10,500	Shionogi & Co Ltd	471,724

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

2,000	Sinanen Holdings Co Ltd	52,091

9,300	Sinko Industries Ltd	133,888

61,000	SKY Perfect JSAT Holdings Inc	227,607

326,820	Sojitz Corp	6,534,532

425,300	Stanley Electric Co Ltd	8,556,341

21,500	Star Micronics Co Ltd	278,324

166,900	Subaru Corp	2,862,699

543,100	SUMCO Corp	7,730,662

761,100	Sumitomo Chemical Co Ltd	2,266,355

368,900	Sumitomo Corp	6,962,364

216,700	Sumitomo Forestry Co Ltd	4,879,601

194,300	Sumitomo Mitsui Financial Group Inc	7,885,015

208,600	Sumitomo Mitsui Trust Holdings Inc	7,349,872

1,500	Sumitomo Seika Chemicals Co Ltd	43,712

656,800	T&D Holdings Inc	8,918,618

158,000	Taisei Corp	5,020,521

4,600	Takasago Thermal Engineering Co Ltd	76,776

5,500	Takeuchi Manufacturing Co Ltd	147,504

211,500	Takuma Co Ltd	2,153,033

10,000	Tamron Co Ltd	245,082

23,900	TDK Corp	911,770

563,200	Teijin Ltd	5,203,338

241,700	THK Co Ltd	5,087,901

21,900	Toho Holdings Co Ltd	399,911

674,700	Tokai Carbon Co Ltd (b)	5,575,922

1,500	Token Corp	77,990

220,500	Tokyo Gas Co Ltd (a)	4,697,745

173,700	Tokyo Seimitsu Co Ltd	7,533,200

227,600	Toppan Inc (a)	4,862,095

534,700	Tosei Corp	6,385,644

313,850	Toshiba Corp	10,124,330

224,700	Tosoh Corp	2,581,333

6,200	Towa Pharmaceutical Co Ltd	78,080

39,200	Toyo Construction Co Ltd	276,617

3,300	Toyo Ink SC Holdings Co Ltd	50,609

120,500	Toyota Industries Corp	7,430,700

66,300	Toyota Tsusho Corp	2,912,226

11,000	Unipres Corp	77,194

11,700	Wacoal Holdings Corp	240,664

4,600	Warabeya Nichiyo Holdings Co Ltd	73,943

23,800	YAMABIKO Corp	241,722

311,200	Yamaha Motor Co Ltd	7,656,290

23,300	Yamazen Corp	169,907

12,300	Yellow Hat Ltd	161,323

225,400	Yokogawa Bridge Holdings Corp	3,613,470

200	Yokogawa Electric Corp	3,766

7,200	Yuasa Trading Co Ltd	216,312

134,700	Zenkoku Hosho Co Ltd	4,812,271

	Total Japan	454,752,296

	Kuwait — 0.0%

14,331	Humansoft Holding Co KSC	160,896

Shares	Description	Value ($)

	Malaysia — 0.1%

144,700	AMMB Holdings Bhd	114,064

109,900	HAP Seng Consolidated Bhd	86,200

330,500	Hartalega Holdings Bhd	164,351

293,600	Hibiscus Petroleum Bhd	57,767

208,300	IOI Corp Bhd	166,333

369,700	Kossan Rubber Industries Bhd	118,560

767,100	Petronas Chemicals Group Bhd	1,088,901

11,100	Petronas Gas Bhd	40,256

102,000	PPB Group Bhd	359,471

53,900	RHB Bank Bhd	62,469

423,300	Telekom Malaysia Bhd	467,174

38,200	TIME dotCom Bhd	44,410

	Total Malaysia	2,769,956

	Mexico — 1.2%

7,409	America Movil SAB de CV ADR *	157,515

348,315	Arca Continental SAB de CV	3,520,760

258,202	Banco del Bajio SA	812,164

6,796	Coca-Cola Femsa SAB de CV Sponsored ADR	562,845

1,136,700	Credito Real SAB de CV SOFOM ER * (e)	—

91,100	El Puerto de Liverpool SAB de CV – Class C1	532,623

734,310	Fomento Economico Mexicano SAB de CV	7,415,331

7,854	Fomento Economico Mexicano SAB de CV Sponsored ADR	790,191

178,200	Gentera SAB de CV	191,810

24,660	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	254,992

6,840	Grupo Aeroportuario del Pacifico SAB de CV – Class B	120,501

40,007	Grupo Aeroportuario del Sureste SAB de CV – Class B	1,122,521

988	Grupo Aeroportuario del Sureste SAB de CV ADR	276,986

1,517,469	Grupo Financiero Banorte SAB de CV – Class O	12,193,626

29,255	Grupo Herdez SAB de CV – Series *	72,687

1,982,540	Grupo Mexico SAB de CV – Series B	8,842,920

81,551	Qualitas Controladora SAB de CV	551,157

105,700	Regional SAB de CV	823,419

196,849	Unifin Financiera SAB de CV * (e)	—

1,076,972	Wal-Mart de Mexico SAB de CV	4,096,865

	Total Mexico	42,338,913

	Netherlands — 2.1%

341,384	ABN AMRO Bank NV CVA	4,987,514

1,273,875	Aegon NV	5,597,628

581	Akzo Nobel NV (a)	43,795

68,887	ASR Nederland NV (b)	2,935,741

9,661	Brunel International NV (b)	119,358

16,510	Evander Gold Mines Ltd * (d)	176

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

178,838	EXOR NV *	14,851,675

42,288	ForFarmers NV (b)	127,855

316,835	ING Groep NV	3,903,752

173,045	JDE Peet’s NV (b)	5,028,728

466,224	Koninklijke Ahold Delhaize NV	14,780,394

475,186	Koninklijke Philips NV * (a)	8,977,497

207,227	NN Group NV	7,476,169

125,520	Randstad NV (a)	6,157,471

57,434	Signify NV	1,465,633

14,072	Van Lanschot Kempen NV	385,853

	Total Netherlands	76,839,239

	New Zealand — 0.1%

208,690	Auckland International Airport Ltd * (a)	1,115,409

350,196	Meridian Energy Ltd	1,118,159

	Total New Zealand	2,233,568

	Norway — 0.4%

80,560	Austevoll Seafood ASA (b)	640,175

32,928	BW LPG Ltd	281,755

343,867	DNO ASA (b)	306,755

609,129	Elkem ASA *	1,466,405

372,559	Equinor ASA	9,456,684

139,926	Europris ASA	926,076

57,559	Hoegh Autoliners ASA (a)	322,567

56,862	Odfjell Drilling Ltd *	132,757

16,194	Orkla ASA	116,569

10,799	SpareBank 1 Nord Norge	88,511

13,585	Stolt-Nielsen Ltd (a)	335,747

16,187	Storebrand ASA	117,055

16,323	Subsea 7 SA	165,461

20,920	TGS ASA	287,534

109,148	Wallenius Wilhelmsen ASA (a)	641,732

4,901	Yara International ASA	183,145

	Total Norway	15,468,928

	Pakistan — 0.0%

349,662	Oil & Gas Development Co Ltd	91,521

43,862	Pakistan Oilfields Ltd	65,875

380,811	Pakistan Petroleum Ltd	76,938

	Total Pakistan	234,334

	Panama — 0.0%

494,873	BAC Holding International Corp	23,465

	Philippines — 0.0%

63,200	Manila Electric Co	367,660

4,371,024	Megaworld Corp	158,722

771,400	Monde Nissin Corp	111,319

	Total Philippines	637,701

Shares	Description	Value ($)

	Poland — 0.3%

17,571	Asseco Poland SA	341,885

141,410	Bank Polska Kasa Opieki SA	3,219,028

11,941	Budimex SA	951,308

75,238	Cyfrowy Polsat SA	274,688

374,776	Polski Koncern Naftowy ORLEN SA	5,336,175

164,506	Powszechny Zaklad Ubezpieczen SA	1,500,002

810	Santander Bank Polska SA *	64,551

5,533	XTB SA *	53,805

	Total Poland	11,741,442

	Portugal — 0.3%

627,869	EDP – Energias de Portugal SA	3,067,074

445,499	Galp Energia SGPS SA (b)	4,717,788

429,998	Navigator Co SA (The)	1,416,226

11,669	NOS SGPS SA	43,091

23,211	REN – Redes Energeticas Nacionais SGPS SA	62,254

1,952,673	Sonae SGPS SA	1,883,995

	Total Portugal	11,190,428

	Qatar — 0.0%

247,472	Ooredoo QPSC	721,282

160,925	Qatar National Cement Co QSC	173,074

	Total Qatar	894,356

	Russia — 0.0%

10,221,010	Alrosa PJSC * (e) (f)	82,370

376,870,000	Federal Grid Co Unified Energy System PJSC * (e)	4,806

214,678	Fix Price Group Plc GDR * (e)	5,686

415,363	Gazprom Neft PJSC (e)	26,261

4,924,596	Gazprom PJSC (e)	98,323

75,924	Globaltrans Investment Plc Sponsored GDR (Registered) * (e)	3,020

18,204,300	Inter RAO UES PJSC (e)	9,130

88,304	LSR Group PJSC – Class A * (e)	7,991

4	LSR Group PJSC GDR (Registered) * (e)	—

192,855	LUKOIL PJSC (e)	131,723

5,760,219	Magnitogorsk Iron & Steel Works PJSC * (e) (f)	28,713

71,800	Mechel PJSC * (e)	1,562

12,797	MMC Norilsk Nickel PJSC (e)	22,867

8	MMC Norilsk Nickel PJSC ADR * (e)	1

23,942	Mobile TeleSystems PJSC (e)	929

37,065	Mobile TeleSystems PJSC ADR * (e)	2,889

1,472,470	Moscow Exchange MICEX-RTS PJSC * (e)	21,070

7,545,000	Mosenergo PJSC (e)	2,508

191,960	Novatek PJSC (e)	30,506

3,493,400	Novolipetsk Steel PJSC * (e)	63,125

6,115	PhosAgro PJSC (e)	5,772

118	PhosAgro PJSC GDR * (e) (f)	37

254,956	Polymetal International Plc *	587,682

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

25,552	Polyus PJSC * (e) (f)	33,329

1	Polyus PJSC GDR (Registered) * (e) (f)	1

1,493	Ros Agro Plc GDR (Registered) * (c) (e)	158

1,208	Ros Agro Plc GDR (Registered) * (c) (e)	117

49,974,140	RusHydro PJSC (e)	5,202

8,073,970	Sberbank of Russia PJSC (e) (f)	243,249

7,395	Severstal PAO * (e) (f)	930

261,549	Severstal PJSC GDR (Registered) * (e) (f)	33,038

29,090	SFI PJSC * (e)	1,786

27,770,670	Surgutneftegas PJSC (e)	83,040

986,916	Tatneft PJSC (e)	53,612

725,480	Unipro PJSC * (e)	172

55,470	United Co Rusal International PJSC (e)	266

752,312,000	VTB Bank PJSC * (e) (f)	2,066

	Total Russia	1,593,937

	Saudi Arabia — 0.2%

40,577	Almarai Co JSC	592,141

195,921	Saudi Arabian Oil Co	1,644,510

80,394	Saudi Basic Industries Corp	1,889,012

190,138	Saudi Telecom Co	2,193,005

	Total Saudi Arabia	6,318,668

	Singapore — 0.5%

621,000	Asian Pay Television Trust	48,686

102,600	Bumitama Agri Ltd	40,896

592,900	ComfortDelGro Corp Ltd	482,070

180,524	DBS Group Holdings Ltd	4,041,945

122,400	First Real Estate Investment Trust (b)	23,110

331,900	First Resources Ltd	370,169

3,955,300	Golden Agri-Resources Ltd	774,157

465,199	Japfa Ltd (b)	80,911

750,300	Keppel Corp Ltd	3,498,770

63,100	Oversea-Chinese Banking Corp Ltd	572,006

242,500	Sasseur Real Estate Investment Trust	133,661

84,300	Sembcorp Industries Ltd	313,455

76,000	Sheng Siong Group Ltd	91,010

241,100	Silverlake Axis Ltd	51,700

1,500	Singapore Exchange Ltd	10,286

279,000	StarHub Ltd	208,163

56,700	Venture Corp Ltd	636,115

974,300	Yangzijiang Financial Holding Ltd	240,867

5,775,177	Yangzijiang Shipbuilding Holdings Ltd	5,252,264

463,600	Yanlord Land Group Ltd *	261,938

	Total Singapore	17,132,179

	South Africa — 1.2%

710,994	Absa Group Ltd	5,563,155

50,021	AECI Ltd	213,358

111,536	African Rainbow Minerals Ltd	1,165,486

91,388	Anglo American Platinum Ltd	5,257,227

23,100	AngloGold Ashanti Ltd Sponsored ADR	559,020

Shares	Description	Value ($)

	South Africa — continued

2	Aspen Pharmacare Holdings Ltd	17

32,261	Astral Foods Ltd	232,101

99,823	AVI Ltd	314,376

79,908	Barloworld Ltd	337,117

183,216	Bidvest Group Ltd (The)	2,213,131

270,454	Blue Label Telecoms Ltd *	49,697

96	Capitec Bank Holdings Ltd	6,568

6,162	Clicks Group Ltd	73,392

44,944	Coronation Fund Managers Ltd	71,662

14,600	DRDGOLD Ltd Sponsored ADR	168,922

1,165,650	FirstRand Ltd	3,574,609

70,722	Foschini Group Ltd (The)	300,713

538,434	Impala Platinum Holdings Ltd	4,323,096

47,967	Investec Ltd	241,969

173,126	Kumba Iron Ore Ltd	3,805,485

120,662	Lewis Group Ltd	242,476

55,374	Momentum Metropolitan Holdings	47,504

117,126	Motus Holdings Ltd	538,720

99,259	Mr Price Group Ltd	626,321

12,165	MTN Group Ltd	75,265

4,126	Naspers Ltd – N Shares	622,421

119,726	Ninety One Ltd	243,814

714,975	Old Mutual Ltd	387,352

26,901	Omnia Holdings Ltd	78,121

78,350	OUTsurance Group Ltd	125,853

813,597	Pepkor Holdings Ltd	582,262

95,792	Pick n Pay Stores Ltd	153,518

1,265	Reinet Investments SCA	25,133

10,508	Remgro Ltd	70,151

65,074	Reunert Ltd	185,176

91,876	Sanlam Ltd	241,345

3,420	Santam Ltd	45,412

448,569	Sappi Ltd	992,314

2,402	Shoprite Holdings Ltd	23,816

827,152	Sibanye Stillwater Ltd	1,461,474

225,200	Sibanye Stillwater Ltd ADR	1,607,928

28,238	SPAR Group Ltd (The)	151,620

87,492	Tiger Brands Ltd	665,271

632,176	Truworths International Ltd	1,528,517

80,115	Tsogo Sun Gaming Ltd	49,330

131,583	Vodacom Group Ltd	735,766

633,174	Woolworths Holdings Ltd	1,912,620

101,898	Zeda Ltd *	46,981

	Total South Africa	41,937,582

	South Korea — 3.0%

2,203	BGF retail Co Ltd	316,368

248	BH Co Ltd	4,679

239,278	BNK Financial Group Inc	1,209,297

483	Caregen Co Ltd	66,989

66,698	Cheil Worldwide Inc	921,045

19,308	Coway Co Ltd	700,371

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

2,765	Daihan Pharmaceutical Co Ltd	58,726

25,732	Daou Data Corp	295,539

8,622	DB Insurance Co Ltd	481,267

483	Dentium Co Ltd	57,669

274,760	Dongwon Development Co Ltd	700,664

18,662	E-MART Inc	1,185,034

4,584	Fila Holdings Corp	125,473

50,597	GS Holdings Corp	1,467,964

1,646	HAESUNG DS Co Ltd	62,711

105,796	Hana Financial Group Inc	3,300,297

11,389	Handsome Co Ltd	198,199

81,472	Hankook Tire & Technology Co Ltd	2,115,613

65,806	HDC Hyundai Development Co-Engineering & Construction	621,038

16,713	HMM Co Ltd	223,237

104,316	Humasis Co Ltd *	228,458

3,877	Hyundai Department Store Co Ltd	149,106

11,002	Hyundai Engineering & Construction Co Ltd	316,992

16,918	Hyundai Glovis Co Ltd	2,152,360

2,982	Hyundai Home Shopping Network Corp	104,462

19,019	Hyundai Marine & Fire Insurance Co Ltd	470,278

33,682	Hyundai Mobis Co Ltd	5,654,239

9,636	Industrial Bank of Korea	74,083

17,061	INTOPS Co Ltd	454,101

77,118	JB Financial Group Co Ltd	493,363

8,460	KB Financial Group Inc	305,077

8,906	KC Co Ltd	130,018

3,229	KC Tech Co Ltd	47,882

2,072	KCC Glass Corp	67,184

265,115	Kia Corp	17,127,931

1,401	KIWOOM Securities Co Ltd	99,007

780	Korea Petrochemical Ind Co Ltd	79,692

2,571	Korea Zinc Co Ltd	930,597

54,413	KT Skylife Co Ltd	277,446

212,250	KT&G Corp	13,368,898

17,465	Kumho Petrochemical Co Ltd	1,668,523

23,897	LG Corp	1,549,832

84,724	LG Electronics Inc	7,829,203

23,924	LOTTE Fine Chemical Co Ltd	1,058,431

5,172	LOTTE Himart Co Ltd	44,684

4,343	Lotte Shopping Co Ltd	261,427

36,246	LX International Corp	823,828

2,694	MegaStudyEdu Co Ltd	128,875

9,577	NH Investment & Securities Co Ltd	72,062

591	NongShim Co Ltd	195,430

8,072	Orion Corp	785,456

4,322	POSCO Holdings Inc	1,171,123

112,500	POSCO Holdings Inc Sponsored ADR	7,636,500

5,982	PSK Inc	96,410

2,577	S-1 Corp	105,482

257,541	Samsung Electronics Co Ltd	13,817,194

Shares	Description	Value ($)

	South Korea — continued

2,854	Samsung Electronics Co Ltd GDR (Registered) (c)	3,860,676

310	Samsung Fire & Marine Insurance Co Ltd	52,653

1,226	Samsung SDS Co Ltd	114,775

8,712	Samsung Securities Co Ltd	241,115

562	Samyang Foods Co Ltd	45,819

89,328	SD Biosensor Inc	1,137,434

21,431	Seegene Inc	391,790

2,649	SFA Engineering Corp	78,747

38,670	Shinhan Financial Group Co Ltd	1,018,853

81,274	SK Square Co Ltd *	2,826,699

11,728	SL Corp	318,216

1,812	SNT Motiv Co Ltd	70,051

998	Soulbrain Co Ltd	173,239

162	Taekwang Industrial Co Ltd	79,439

9,212	TKG Huchems Co Ltd	156,224

1,120	Unid Co Ltd	51,140

370,368	Woori Financial Group Inc	3,339,516

101,967	Woori Technology Investment Co Ltd *	313,537

21,966	Youngone Corp	744,022

	Total South Korea	108,901,759

	Spain — 1.8%

486,674	Acerinox SA	4,979,668

21,974	ACS Actividades de Construccion y Servicios SA	733,293

77,248	Amadeus IT Group SA * (a)	5,543,703

2,456,287	Banco Bilbao Vizcaya Argentaria SA	16,149,312

6,748,465	Banco de Sabadell SA	6,702,551

3,379,706	Banco Santander SA	11,041,599

57,274	Cia de Distribucion Integral Logista Holdings SA (a)	1,425,588

121,840	Ence Energia y Celulosa SA (b)	377,459

1,514	Faes Farma SA	5,364

8,503	Iberdrola SA (a)	103,837

205,837	Industria de Diseno Textil SA (a)	6,886,432

84,757	Prosegur Cia de Seguridad SA	151,974

629,759	Repsol SA	8,534,768

484,802	Telefonica SA (a)	2,064,657

	Total Spain	64,700,205

	Sweden — 0.7%

22,727	AcadeMedia AB	98,069

71,626	Betsson AB * (a)	16,171

71,626	Betsson AB – Class B* (a)	725,042

18,739	Boliden AB	572,509

167,771	Fabege AB	1,200,836

717,189	Fastighets AB Balder – B Shares *	2,420,744

66,965	Investor AB – A Shares	1,380,988

223,620	Kinnevik AB – Class B *	3,227,871

7,847	New Wave Group AB – B Shares	132,433

56,764	Nordea Bank Abp	560,334

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

40,176	Peab AB – Class B	165,375

91,699	Skanska AB – B Shares (b)	1,211,573

678,075	SSAB AB – A Shares	4,348,464

109,725	SSAB AB – B Shares (b)	680,481

72,473	Svenska Cellulosa AB SCA – Class B	963,573

129,551	Svenska Handelsbanken AB – A Shares	1,025,678

582,070	Telefonaktiebolaget LM Ericsson – B Shares	3,009,794

19,026	Volvo AB – A Shares (a)	367,430

110,287	Volvo AB – B Shares (a)	2,038,276

	Total Sweden	24,145,641

	Switzerland — 1.5%

211,201	Adecco Group AG (Registered) *	6,310,975

924	Cembra Money Bank AG	69,202

1,798	Galenica AG (a)	140,659

1,939	Holcim Ltd * (a)	119,799

2,595	Julius Baer Group Ltd (a)	159,368

108,204	Logitech International SA (Registered) (c)	6,921,143

6,737	Logitech International SA (Registered) (c)	430,090

6,653	Mobilezone Holding AG (Registered)	91,585

44,058	Novartis AG (Registered) (a)	4,222,815

24,771	Novartis AG Sponsored ADR (a)	2,384,209

872	Roche Holding AG (a)	295,189

59,410	Roche Holding AG – Genusschein (a)	18,922,612

2,339	Swiss Life Holding AG (Registered) (a)	1,353,275

7,202	u-blox Holding AG *	933,462

352,497	UBS Group AG (Registered) * (a)	6,720,471

8,940	Zurich Insurance Group AG (a)	4,185,546

	Total Switzerland	53,260,400

	Taiwan — 4.0%

214,000	Acer Inc	214,493

9,000	Advantech Co Ltd	118,954

671,235	AmTRAN Technology Co Ltd	288,922

264,300	ASE Technology Holding Co Ltd ADR	2,013,966

105,000	Asia Cement Corp	150,046

551,672	Asustek Computer Inc	5,468,839

50,000	Aten International Co Ltd	139,213

1,223,000	Catcher Technology Co Ltd	7,372,484

658,019	Cathay Financial Holding Co Ltd	946,653

105,673	Chailease Holding Co Ltd	695,364

576,490	Chicony Electronics Co Ltd	1,987,584

624,000	Chipbond Technology Corp	1,358,996

227,000	ChipMOS Technologies Inc	291,023

113,540	Chong Hong Construction Co Ltd	292,973

17,000	Chroma ATE Inc	128,532

276,000	Compal Electronics Inc	249,801

152,080	Coretronic Corp	371,511

12,000	Delta Electronics Inc	123,227

13,000	Elan Microelectronics Corp	43,087

1,225,000	Evergreen Marine Corp Taiwan Ltd	6,079,420

Shares	Description	Value ($)

	Taiwan — continued

113,000	Far EasTone Telecommunications Co Ltd	282,161

271,000	Farglory Land Development Co Ltd	552,628

6,000	Feng TAY Enterprise Co Ltd	37,188

383,340	First Financial Holding Co Ltd	350,272

130,709	FLEXium Interconnect Inc *	418,985

35,000	Formosa Advanced Technologies Co Ltd	49,024

8,000	Formosa International Hotels Corp	74,446

562,000	Formosa Plastics Corp	1,720,081

433,000	Foxconn Technology Co Ltd	763,387

1,628,148	Fubon Financial Holding Co Ltd	3,215,295

29,000	Fusheng Precision Co Ltd	197,900

63,000	Getac Technology Corp	141,514

79,000	Gigabyte Technology Co Ltd	477,970

792,000	Grand Pacific Petrochemical	489,207

390,160	HannStar Display Corp *	156,551

3,994,406	Hon Hai Precision Industry Co Ltd	13,819,757

207,000	Huaku Development Co Ltd	606,718

14,000	Innodisk Corp	152,435

7,000	King Slide Works Co Ltd	96,399

217,000	King’s Town Bank Co Ltd *	253,852

148,000	Kung Long Batteries Industrial Co Ltd	673,742

80,000	Largan Precision Co Ltd	5,879,336

1,179,000	Lite-On Technology Corp ADR	3,411,153

23,000	Makalot Industrial Co Ltd	162,827

207,000	MediaTek Inc	5,086,734

665,000	Micro-Star International Co Ltd	3,586,717

654,000	Mitac Holdings Corp	679,388

258,000	Nan Ya Plastics Corp	652,027

295,502	Nantex Industry Co Ltd	360,964

215,000	Nanya Technology Corp	512,426

9,000	Nien Made Enterprise Co Ltd	103,038

270,000	Novatek Microelectronics Corp	3,727,703

70,000	Phison Electronics Corp	971,682

1,747,566	Pou Chen Corp	1,797,628

264,000	Primax Electronics Ltd	554,195

632,263	Radiant Opto-Electronics Corp	2,425,579

15,000	Raydium Semiconductor Corp	170,565

396,000	Ruentex Industries Ltd	733,597

137,280	Shin Zu Shing Co Ltd	416,497

128,000	Shinkong Insurance Co Ltd	218,651

236,041	Silicon Motion Technology Corp ADR	14,455,151

128,000	Simplo Technology Co Ltd	1,289,828

14,000	Soft-World International Corp	43,563

6,000	Sporton International Inc	47,110

292,000	Syncmold Enterprise Corp	563,992

43,000	Synnex Technology International Corp	89,339

28,000	T3EX Global Holdings Corp	63,744

24,311	Tah Hsin Industrial Corp	55,518

59,000	TaiDoc Technology Corp	352,581

32,000	Taiwan Hon Chuan Enterprise Co Ltd	108,125

207,000	Taiwan Semiconductor Manufacturing Co Ltd	3,746,251

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

143,125	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	14,110,694

119,000	Taiwan Union Technology Corp	290,084

122,699	TOPBI International Holdings Ltd *	50,498

18,000	Topkey Corp	114,274

305,000	Transcend Information Inc	763,489

252,000	Tripod Technology Corp	1,052,936

30,000	Tung Ho Steel Enterprise Corp	54,544

141,681	United Integrated Services Co Ltd	1,053,081

25,000	United Microelectronics Corp *	41,845

304,000	Universal Inc	247,056

925,400	Wan Hai Lines Ltd	1,740,767

3,096,000	Wistron Corp	6,708,600

227,000	WPG Holdings Ltd	392,393

13,000	Yageo Corp	214,211

3,434,000	Yang Ming Marine Transport Corp	6,776,202

239,000	Youngtek Electronics Corp	515,015

3,002,290	Yuanta Financial Holding Co Ltd	2,327,246

222,000	Zhen Ding Technology Holding Ltd	835,684

	Total Taiwan	142,419,128

	Thailand — 0.8%

6,384,400	AP Thailand Pcl NVDR	2,127,506

1,406,400	Bangkok Bank Pcl NVDR	6,581,408

270,500	Bangkok Dusit Medical Services Pcl NVDR	219,300

66,400	Central Retail Corp Pcl NVDR	80,087

226,000	GFPT Pcl NVDR	79,749

825,100	JMT Network Services Pcl NVDR	1,018,482

721,000	Kasikornbank Pcl NVDR	2,681,838

19,757,900	Krung Thai Bank Pcl NVDR	10,780,811

159,808	Pruksa Holding Pcl (Foreign Registered)	56,923

565,380	Pruksa Holding Pcl NVDR	201,388

378,600	PTT Exploration & Production Pcl NVDR	1,515,993

143,400	Regional Container Lines Pcl NVDR	98,794

10,014,400	Sansiri Pcl NVDR	500,493

849,700	SC Asset Corp Pcl (Foreign Registered)	106,419

207,800	Somboon Advance Technology Pcl NVDR	119,899

243,700	Sri Trang Agro-Industry Pcl NVDR	132,961

724,400	Sri Trang Gloves Thailand Pcl NVDR	191,496

425,900	Supalai Pcl NVDR	247,170

272,400	Thai Oil Pcl NVDR	338,055

2,197,400	Thai Union Group Pcl NVDR	927,740

208,230	Thai Vegetable Oil Pcl NVDR	154,011

	Total Thailand	28,160,523

	Turkey — 0.6%

8,152,411	Akbank TAS	6,219,045

74,744	Anadolu Efes Biracilik Ve Malt Sanayii AS	210,055

15,756	Cimsa Cimento Sanayi VE Ticaret AS	82,192

3,051	Dogus Otomotiv Servis ve Ticaret AS	21,034

1,438,770	Haci Omer Sabanci Holding AS	2,676,404

Shares	Description	Value ($)

	Turkey — continued

33,728	Is Yatirim Menkul Degerler AS – Class A	78,789

1,009,865	KOC Holding AS	3,833,348

151,994	Koza Anadolu Metal Madencilik Isletmeleri AS *	331,370

40,846	Mavi Giyim Sanayi Ve Ticaret AS – Class B	106,410

3,705	Turk Traktor ve Ziraat Makineleri AS	118,270

415,557	Turkcell Iletisim Hizmetleri AS	671,519

461,721	Turkiye Garanti Bankasi AS	596,899

410,283	Turkiye Is Bankasi AS – Class C	221,231

425,747	Vestel Beyaz Esya Sanayi ve Ticaret AS	225,460

9,299,449	Yapi ve Kredi Bankasi AS	4,580,570

	Total Turkey	19,972,596

	Ukraine — 0.0%

36,516	Kernel Holding SA *	140,667

	United Arab Emirates — 0.0%

1,120,475	Abu Dhabi National Oil Co for Distribution PJSC	1,261,784

27,173	Emirates NBD Bank PJSC	100,882

500,540	Q Holding PJSC *	310,847

	Total United Arab Emirates	1,673,513

	United Kingdom — 4.6%

598,059	3i Group Plc	14,589,625

874	AG Barr Plc	5,492

218,429	Anglo American Plc	6,017,343

170,958	Aviva Plc (a)	839,277

278,407	Balfour Beatty Plc	1,270,460

16,420	Bank of Georgia Group Plc	616,109

1,127,574	Barclays Plc	2,129,505

90,601	Barclays Plc Sponsored ADR	681,320

1,180,064	Barratt Developments Plc	6,818,729

102,879	Bellway Plc	2,898,136

137,225	Berkeley Group Holdings Plc (The)	6,716,566

712,975	BP Plc (a)	4,005,509

162,651	BP Plc Sponsored ADR (a)	5,482,965

160,362	British American Tobacco Plc (a)	5,076,191

164,912	British American Tobacco Plc Sponsored ADR (a)	5,229,360

5,562,688	BT Group Plc	10,161,572

47,076	Burberry Group Plc (a)	1,262,506

63,405	Centamin Plc	79,070

16,671	Central Asia Metals Plc	38,500

2,486,732	Centrica Plc (a)	3,645,623

224,987	Coca-Cola HBC AG *	6,683,997

320,119	Compass Group Plc (a)	8,772,599

77,759	Crest Nicholson Holdings Plc	234,839

30,601	Evraz Plc * (e)	779

784,048	Ferrexpo Plc	900,067

960,871	Glencore Plc (a)	4,914,039

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

63,277	GSK Plc	1,062,055

94,315	GSK Plc Sponsored ADR	3,168,984

16,686	Halfords Group Plc	42,122

92,019	Harbour Energy Plc	257,161

1,398,539	HSBC Holdings Plc (a)	10,250,317

14,046	HSBC Holdings Plc Sponsored ADR (a)	517,174

186,272	IG Group Holdings Plc	1,558,435

178,373	Imperial Brands Plc (a)	3,760,267

27,836	International Personal Finance Plc	38,356

230,497	Investec Plc	1,178,065

1,561,264	ITV Plc	1,356,959

439,459	J Sainsbury Plc	1,481,000

11,440	Keller Group Plc	96,769

1,512,163	Kingfisher Plc	4,349,569

1,763,465	Lloyds Banking Group Plc	971,612

56,791	Moneysupermarket.com Group plc	177,254

24,849	Morgan Sindall Group Plc	563,519

252,899	OSB Group Plc	1,553,129

12,499	Paragon Banking Group Plc	75,354

151,574	Persimmon Plc	2,268,929

123,947	Plus500 Ltd	2,227,337

129,085	Redde Northgate Plc (a)	599,603

236,909	Redrow Plc	1,420,614

71,718	Rio Tinto Plc (a)	4,237,926

57,365	Serica Energy Plc	154,408

367,869	Shell Plc (a)	10,113,809

8,285	Smiths Group Plc	165,772

43,046	Spirent Communications Plc	95,740

1,496,695	Taylor Wimpey Plc	2,131,791

10,766	TBC Bank Group Plc	308,933

73,770	Vesuvius Plc	381,052

2,985,263	Vodafone Group Plc (a)	2,838,776

610,500	Vodafone Group Plc Sponsored ADR (a)	5,787,540

9,705	Wincanton Plc	29,841

235,320	WPP Plc	2,501,271

	Total United Kingdom	166,791,621

	United States — 25.6%

64,000	3M Co.	5,971,840

229,229	Activision Blizzard, Inc. * (a) (g)	18,384,166

5,800	Adtalem Global Education, Inc. * (a)	240,700

61,232	Aemetis, Inc. *	292,077

56,810	Aerojet Rocketdyne Holdings, Inc. *	3,095,009

1,600	Affiliated Managers Group, Inc.	222,544

17,939	Aflac, Inc. (a)	1,151,863

18,300	AGCO Corp.	2,018,124

8,600	Akamai Technologies, Inc. * (a)	792,232

818,734	Albertsons Cos., Inc. – Class A (g)	16,669,424

11,700	Alcoa Corp.	371,124

232,943	Ally Financial, Inc. (a)	6,212,590

89,334	Alphabet, Inc. – Class A * (a)	10,976,469

63,159	Alphabet, Inc. – Class C * (a)	7,789,491

Shares	Description	Value ($)

	United States — continued

70,913	Ameresco, Inc. – Class A *	3,054,932

40,165	American Express Co. (a)	6,368,562

1,888,723	Anchor Hocking Holdings, Inc. * (e)	1,548,753

11,324	Applied Materials, Inc. (a)	1,509,489

9,487	Archer-Daniels-Midland Co. (a)	670,257

63,055	Arrow Electronics, Inc. *	7,985,285

2,000	Aspen Technology, Inc. * (a)	327,840

181,367	AT&T, Inc. (a)	2,852,903

3,100	Atkore, Inc. *	361,987

845	AutoNation, Inc. *	110,627

13,500	Avnet, Inc.	591,840

222,744	Bank of America Corp. (a)	6,190,056

48,100	Bank of New York Mellon Corp. (The) (a)	1,933,620

69,800	Best Buy Co., Inc. (a)	5,072,366

17,585	Biogen, Inc. *	5,212,370

13,328	Bio-Rad Laboratories, Inc. – Class A *	4,976,009

108,345	Black Knight, Inc. * (a)	6,260,174

2,178	Booking Holdings, Inc. * (a)	5,464,101

280,945	BorgWarner, Inc.	12,454,292

69,179	Bristol-Myers Squibb Co. (a)	4,457,895

99,576	Bruin Blocker LLC * (d)	57,226

7,039	Brunswick Corp.	531,444

12,200	California Resources Corp.	457,988

82,978	Capital One Financial Corp. (a)	8,647,137

29,642	CarMax, Inc. * (a)	2,140,449

152,664	Carrier Global Corp. (a)	6,243,958

3,800	Carter’s, Inc.	236,246

3,098	Caterpillar, Inc. (a)	637,413

71,900	CBRE Group, Inc. – Class A * (a)	5,386,748

105,611	Centene Corp. * (a)	6,591,183

33,546	Chesapeake Energy Corp.	2,524,336

50,870	Chevron Corp. (a)	7,662,039

12,200	Cigna Group (The) (a)	3,018,402

93,800	Cisco Systems, Inc. (a)	4,659,046

210,800	Citigroup, Inc.	9,342,656

274,441	Clean Energy Fuels Corp. *	1,103,253

367,681	Cleveland-Cliffs, Inc. *	5,103,412

127,600	Cognizant Technology Solutions Corp. – Class A (a)	7,973,724

289,749	Comcast Corp. – Class A (a)	11,401,623

37,634	ConocoPhillips (a)	3,737,056

11,000	Corteva, Inc. (a)	588,390

4,158	Crowdstrike Holdings, Inc. – Class A* (a)	665,821

8,448	Cummins, Inc. (a)	1,726,856

124,900	CVS Health Corp. (a)	8,496,947

166,099	Darling Ingredients, Inc. *	10,527,355

1,900	Deere & Co. (a)	657,362

90,420	Dell Technologies, Inc. – Class C (a)	4,051,720

19,671	Devon Energy Corp.	906,833

59,774	Discover Financial Services (a)	6,141,181

628,177	DISH Network Corp. – Class A *	4,039,178

46,778	DR Horton, Inc. (a)	4,997,762

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

11,900	Dropbox, Inc. – Class A* (a)	273,938

25,032	DXC Technology Co. * (a)	626,551

194,900	eBay, Inc. (a)	8,291,046

7,691	Elevance Health, Inc. (a)	3,444,184

2,900	Encore Wire Corp.	474,643

69,206	EOG Resources, Inc.	7,425,112

26,043	Expedia Group, Inc. * (a)	2,492,576

63,849	Exxon Mobil Corp. (a)	6,524,091

21,408	FedEx Corp. (a)	4,666,516

12,400	Ferguson Plc (a)	1,796,884

185,114	Fidelity National Financial, Inc.	6,319,792

45,070	Flex Ltd. *	1,144,327

18,300	Foot Locker, Inc.	463,356

765,200	Ford Motor Co.	9,182,400

155,522	ForgeRock, Inc. – Class A * (a)	3,130,658

82,351	Fortune Brands Innovations, Inc.	4,978,118

70,429	Fox Corp. – Class A (a)	2,197,385

344,921	Fox Corp. – Class B	10,075,142

203,700	Franklin Resources, Inc. (a)	4,890,837

37,400	Freeport-McMoRan, Inc. (a)	1,284,316

13,700	Gap, Inc. (The)	109,874

900	Garmin Ltd. (a)	92,835

13,627	Generac Holdings, Inc. *	1,484,253

243,200	General Motors Co.	7,882,112

42,705	Gilead Sciences, Inc. (a)	3,285,723

167,152	Globus Medical, Inc. – Class A * (a) (g)	9,047,938

20,000	Goldman Sachs Group, Inc. (The) (a)	6,478,000

263,036	GrafTech International Ltd.	1,128,424

400	Graham Holdings Co. – Class B (a)	225,900

154,765	Green Plains, Inc. *	4,488,185

1,800	Group 1 Automotive, Inc.	402,318

33,774	H&R Block, Inc. (a)	1,008,154

2,400	Harley-Davidson, Inc.	74,664

19,834	Hartford Financial Services Group, Inc. (The) (a)	1,359,026

16,772	Hasbro, Inc.	995,418

36,178	HEICO Corp. – Class A	4,408,289

15,045	Henry Schein, Inc. * (a)	1,111,825

13,471	Heska Corp. *	1,612,883

38,800	Hess Corp.	4,914,796

108,600	Hewlett Packard Enterprise Co.	1,566,012

30,972	Hilton Worldwide Holdings, Inc. (a)	4,215,909

1,800	HNI Corp. (a)	45,900

101,825	Horizon Therapeutics Plc *	10,185,555

308,900	HP, Inc.	8,976,634

53,000	Huntington Bancshares, Inc.	546,430

8,900	Huntsman Corp.	211,375

82,600	Incyte Corp. *	5,084,030

416,200	Intel Corp. (a)	13,085,328

50,932	Intercontinental Exchange, Inc. (a)	5,396,245

85,200	International Business Machines Corp. (a)	10,955,868

179,100	Invesco Ltd.	2,575,458

Shares	Description	Value ($)

	United States — continued

85,653	IVERIC bio, Inc. *	3,233,401

51,800	Janus Henderson Group Plc	1,361,304

41,100	Jazz Pharmaceuticals Plc *	5,267,376

1,763	Jefferies Financial Group, Inc. (a)	53,013

22,449	Johnson & Johnson (a)	3,480,942

1,989	Jones Lang LaSalle, Inc. *	279,136

72,200	JPMorgan Chase & Co. (a)	9,798,262

376,100	Kinder Morgan, Inc.	6,058,971

48,857	Knight-Swift Transportation Holdings, Inc. (a)	2,686,646

18,964	Kohl’s Corp.	347,420

1,094,651	Kosmos Energy Ltd. *	6,524,120

207,900	Kraft Heinz Co. (The) (a)	7,945,938

33,823	Kroger Co. (The) (a)	1,533,197

9,066	Kulicke & Soffa Industries, Inc.	479,410

27,400	Laboratory Corp. of America Holdings (a)	5,823,322

7,245	Lam Research Corp. (a)	4,467,991

80,171	Las Vegas Sands Corp. * (a)	4,419,827

7,200	La-Z-Boy, Inc.	192,384

6,622	Lear Corp.	812,255

39,474	Lennar Corp. – Class A (a)	4,228,455

173,815	Liberty Broadband Corp. – Class C *	12,879,691

564,079	Liberty Global Plc – Class A *	9,194,488

90,382	Liberty Global Plc – Class C *	1,538,302

41,543	Liberty Media Corp.-Liberty Formula One – Class A *	2,623,440

43,193	Life Storage, Inc. (a)	5,502,356

75,109	Livent Corp. *	1,731,262

62,800	LyondellBasell Industries NV – Class A (a)	5,371,912

3,400	M&T Bank Corp.	405,144

40,348	Macy’s, Inc.	548,329

16,696	ManpowerGroup, Inc. (a)	1,171,558

16,200	Marathon Oil Corp.	358,992

3,687	Marathon Petroleum Corp.	386,803

2,100	Marcus & Millichap, Inc.	61,635

3,438	Markel Group, Inc. *	4,520,042

123,205	Match Group, Inc. *	4,250,572

1,400	Matson, Inc. (a)	95,662

8,398	Medtronic Plc (a)	695,018

45,151	Merck & Co., Inc. (a)	4,985,122

84,993	Meta Platforms, Inc. – Class A* (a)	22,499,347

36,300	MetLife, Inc. (a)	1,798,665

210,888	Micron Technology, Inc. (a)	14,382,562

47,857	Moderna, Inc. *	6,111,817

48,100	Mohawk Industries, Inc. *	4,427,124

108,741	Molson Coors Brewing Co. – Class B (a)	6,725,631

161,100	Mosaic Co. (The) (a)	5,148,756

111,619	National Instruments Corp.	6,451,578

1,288,200	NII Holdings, Inc. * (d)	450,870

1,858	Nordstrom, Inc.	28,427

10,580	Northern Trust Corp. (a)	760,914

173,900	NRG Energy, Inc. (a)	5,876,081

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

46,556	Nucor Corp. (a)	6,148,185

30	NVR, Inc. * (a)	166,627

18,293	Occidental Petroleum Corp.	1,054,774

33,615	Otis Worldwide Corp. (a)	2,672,729

159,847	Ovintiv, Inc.	5,286,140

9,255	Owens Corning	984,084

8,393	PACCAR, Inc. (a)	577,271

376,537	Paramount Global – Class B	5,727,128

91,900	PayPal Holdings, Inc. * (a)	5,696,881

755,227	Pershing Square Tontine Holdings Ltd. * (d)	75,523

308,045	Pfizer, Inc.	11,711,871

3,000	Pioneer Natural Resources Co.	598,320

10,371	PNC Financial Services Group, Inc.	1,201,273

358,388	PNM Resources, Inc.	16,457,177

11,300	PotlatchDeltic Corp. (REIT) (a)	525,789

16,143	Principal Financial Group, Inc.	1,056,721

14,800	Prudential Financial, Inc. (a)	1,164,612

66,494	PulteGroup, Inc. (a)	4,393,924

19,700	PVH Corp.	1,694,594

55,117	QUALCOMM, Inc. (a)	6,250,819

52,600	Radian Group, Inc.	1,343,404

362,248	Radius Global Infrastructure, Inc. – Class A *	5,361,270

1,400	Ralph Lauren Corp.	148,834

58,280	Raytheon Technologies Corp. (a)	5,369,919

9,918	Regeneron Pharmaceuticals, Inc. * (a)	7,295,284

59,200	Regions Financial Corp.	1,022,384

1,543	Reinsurance Group of America, Inc.	216,020

5,400	Reliance Steel & Aluminum Co. (a)	1,267,272

4,965	Robert Half International, Inc. (a)	322,824

1,200	Roper Technologies, Inc. (a)	545,064

10,000	Schneider National, Inc. – Class B (a)	259,200

32,600	Skyworks Solutions, Inc.	3,374,426

7,500	SolarEdge Technologies, Inc. *	2,136,225

253,400	Spirit Airlines, Inc. (a) (g)	3,854,214

116,593	Sportsman’s Warehouse Holdings, Inc. *	528,166

1,720	SS&C Technologies Holdings, Inc. (a)	94,531

6,258	Starwood Property Trust, Inc. (REIT)	109,828

25,084	State Street Corp. (a)	1,706,214

69,282	Steel Dynamics, Inc. (a)	6,367,016

7,900	Stewart Information Services Corp.	354,236

198,683	Sunrun, Inc. *	3,504,768

260,806	Synchrony Financial (a)	8,074,554

3,619	Tapestry, Inc.	144,832

12,300	Taylor Morrison Home Corp. – Class A *	521,889

512,489	TEGNA, Inc.	7,938,455

51,400	Textron, Inc.	3,180,118

3,700	TRI Pointe Homes, Inc. *	108,077

113,179	Triton International Ltd	9,353,113

160,204	TRU Taj LLC / TRU Taj Finance, Inc. * (c) (e)	750,956

5,869	TRU Taj LLC / TRU Taj Finance, Inc. * (c) (e)	59

Shares	Description	Value ($)

	United States — continued

142,244	Tyson Foods, Inc. – Class A (a)	7,203,236

229,440	Univar Solutions, Inc. *	8,172,653

2,872	Universal Corp.	148,052

39,795	Universal Health Services, Inc. – Class B (a)	5,258,113

9,034	Unum Group	392,527

120,473	US Bancorp	3,602,143

700	USANA Health Sciences, Inc. *	42,469

320,000	Verizon Communications, Inc. (a)	11,401,600

11,897	Vertex Pharmaceuticals, Inc. * (a)	3,849,512

42,958	VF Corp.	739,737

733,700	Viatris, Inc.	6,713,355

151,002	VMware, Inc. – Class A * (a) (g)	20,580,063

40,900	W&T Offshore, Inc. *	158,283

139,263	Walgreens Boots Alliance, Inc. (a)	4,229,417

121,199	Wells Fargo & Co.	4,824,932

2,800	Western Union Co. (The)	31,892

131,700	Western Digital Corp. *	5,100,741

44,300	Westlake Corp. (a)	4,604,985

107,060	Westmoreland Mining Holdings * (d)	1,071

37,587	Whirlpool Corp.	4,859,623

8,700	Xerox Holdings Corp.	122,409

92,151	Zoom Video Communications, Inc. – Class A * (a)	6,186,097

	Total United States	921,378,962

	Vietnam — 0.2%

659,900	Duc Giang Chemicals JSC	1,504,985

143,300	IDICO Corp JSC	255,229

57,200	PetroVietnam Ca Mau Fertilizer JSC	59,169

42,900	PetroVietnam Fertilizer & Chemicals JSC	58,285

111,100	PetroVietnam Technical Services Corp	146,566

349,200	Saigon - Hanoi Commercial Joint Stock Bank *	174,431

216,200	Saigon Thuong Tin Commercial JSB *	254,884

709,500	SSI Securities Corp	698,460

316,700	Vietnam Dairy Products JSC	890,656

591,900	Vietnam Joint Stock Commercial Bank for Industry and Trade *	705,530

3,520,100	VNDirect Securities Corp *	2,618,660

	Total Vietnam	7,366,855

	TOTAL COMMON STOCKS (COST $3,481,100,832)	2,995,417,649

	PREFERRED STOCKS (h) — 2.1%

	Brazil — 1.3%

16,900	Banco do Estado do Rio Grande do Sul SA – Class B	41,440

1,816,078	Bradespar SA	7,621,134

10,400	Cia de Ferro Ligas da Bahia	97,311

385,300	Cia Energetica de Minas Gerais	888,575

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued

393,100	Cia Paranaense de Energia – Class B	574,932

578,550	Gerdau SA	2,733,496

1,493,714	Gerdau SA Sponsored ADR	7,050,330

253,300	Itau Unibanco Holding SA Sponsored ADR	1,301,962

315,900	Itausa SA	546,706

217,100	Metalurgica Gerdau SA	479,706

3,106,900	Petroleo Brasileiro SA	15,995,945

997,580	Petroleo Brasileiro SA Sponsored ADR	10,255,122

18,800	Unipar Carbocloro SA – Class B	253,431

	Total Brazil	47,840,090

	Chile — 0.1%

34,984	Embotelladora Andina SA – Class B	89,403

26,500	Sociedad Quimica y Minera de Chile SA Sponsored ADR	1,700,505

	Total Chile	1,789,908

	Germany — 0.4%

50,202	Bayerische Motoren Werke AG	5,168,347

3,167	Draegerwerk AG & Co KGaA	147,471

23,887	Henkel AG & Co KGaA (a)	1,906,503

15,275	Porsche Automobil Holding SE *	850,827

3,461	Villeroy & Boch AG	71,737

34,893	Volkswagen AG (a)	4,371,454

	Total Germany	12,516,339

	Russia — 0.0%

15,222	Bashneft PJSC (e)	2,972

79,750	Nizhnekamskneftekhim PJSC (e)	784

49,530	Sberbank of Russia PJSC * (e) (f)	1,462

20,862,000	Surgutneftegas PJSC (e)	80,736

12,313	Tatneft PJSC (e)	671

337	Transneft PJSC (e)	5,496

	Total Russia	92,121

	South Korea — 0.3%

5,895	Hyundai Motor Co GDR (Registered)	229,683

6,750	LG Electronics Inc	272,603

219,488	Samsung Electronics Co Ltd	9,667,396

1,358	Samsung Electronics Co Ltd GDR (Registered) (c)	1,510,836

	Total South Korea	11,680,518

	Taiwan — 0.0%

68,864	Chailease Holding Co Ltd	222,994

	TOTAL PREFERRED STOCKS (COST $92,986,858)	74,141,970

	Shares / Par Value†	Description	Value ($)

		RIGHTS/WARRANTS — 0.0%

		Canada — 0.0%

	222,285	Clementia Pharmaceuticals Inc * (d)	222

		United States — 0.0%

	408,963	Bristol-Myers Squibb Co. CVR * (d)	756,582

	50,914	Contra Abiomed, Inc. * (d)	89,099

		Total United States	845,681

		TOTAL RIGHTS/WARRANTS (COST $1,235,833)	845,903

		INVESTMENT FUNDS — 0.3%

		United States — 0.3%

	4,418,828	Altaba, Inc. (d)	10,295,869

		TOTAL INVESTMENT FUNDS (COST $5,265,823)	10,295,869

		DEBT OBLIGATIONS — 23.3%

		Netherlands — 0.0%

		Corporate Debt — 0.0%

EUR	539,716	Evander Gold Mines Ltd, Variable Rate, 10.00%, due 04/19/26 (e) (i)	58

		United States — 23.3%

		Bank Loans — 0.0%

	257,117	American Consolidated Natural Resources, Inc., 2020 Exit Term Loan, Variable Rate, 3 mo. LIBOR plus 13.00%, 15.27%, due 09/16/25 (d)	257,116

	633,158	Envision Healthcare Corp., 2018 1st Lien Term Loan, Variable Rate, 3 mo. LIBOR plus 3.75%, 8.91%, due 10/10/25 (d) (i)	2,108

	834,038	Envision Healthcare Corp., 2018 Third Out Term Loan, Variable Rate, 3 mo. SOFR plus 3.75%, 8.65%, due 03/31/27 (d) (i)	3,128

		Total Bank Loans	262,352

		U.S. Government — 18.8%

	100,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, USBM + 0.14%, 5.51%, due 10/31/24 (a)	100,100,663

	61,040,000	U.S. Treasury Floating Rate Notes, Variable Rate, 5.54%, due 04/30/25 (a)	61,069,729

	100,000,000	U.S. Treasury Note, 0.13%, due 07/31/23 (a)	99,131,520

	50,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.41%, due 10/31/23	50,008,500

	150,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 5.30%, due 04/30/24	149,893,273

	52,105,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.41%, due 07/31/24 (a)	52,108,826

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government — continued

163,800,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.57%, due 01/31/25 (a) (j)	164,102,953

	Total U.S. Government	676,415,464

	U.S. Government Agency — 4.5%

30,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.16%, due 10/06/23	30,000,256

30,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 5.18%, due 03/06/24	30,026,169

62,500,000	Federal Home Loan Banks, 5.23%, due 03/22/24	62,268,205

40,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.16%, due 09/04/24	40,507,159

	Total U.S. Government Agency	162,801,789

	Total United States	839,479,605

	TOTAL DEBT OBLIGATIONS (COST $841,060,486)	839,479,663

	MUTUAL FUNDS — 0.4%

	United States — 0.4%

	Affiliated Issuers — 0.4%

2,630,185	GMO U.S. Treasury Fund	13,150,925

	TOTAL MUTUAL FUNDS (COST $13,151,284)	13,150,925

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 11.3%

	Money Market Funds — 0.4%

13,038,641	State Street Institutional Treasury Money

	Market Fund – Premier Class, 4.94% (k)	13,038,641

404,886	State Street U.S. Treasury Liquidity Fund – Class D Shares, 5.04% (j)	404,886

	Total Money Market Funds	13,443,527

	Repurchase Agreements — 10.0%

360,045,140	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/31/23, maturing on 06/01/23 with a maturity value of $360,096,046 and an effective yield of 5.09%, collateralized by a U.S. Treasury Note with maturity date 05/15/28 and a market value of $367,393,000.	360,045,140

	U.S. Government Agency — 0.9%

32,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 5.09%, due 06/07/23	31,999,855

	TOTAL SHORT-TERM INVESTMENTS (COST $405,488,667)	405,488,522

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Notional Amount		Value ($)

Currency Options – Puts — 0.0%
USD Put/CHF Call	BCLY	0.88%	08/11/23	USD	31,470,000	USD	31,470,000	111,121

TOTAL PURCHASED OPTIONS (COST $369,143)	111,121

TOTAL INVESTMENTS — 120.7% (Cost $4,840,658,926)	4,338,931,622

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (23.0)%

	Common Stocks — (22.9)%

	Australia — (0.5)%

(103,960)	ASX Ltd	(4,556,934)

(18,571)	Cochlear Ltd	(2,939,088)

(139,455)	IDP Education Ltd	(1,977,120)

(2,173,185)	Pilbara Minerals Ltd	(6,229,983)

(78,690)	Ramsay Health Care Ltd	(2,936,442)

(6,497)	WiseTech Global Ltd	(315,765)

	Total Australia	(18,955,332)

Shares	Description	Value ($)

	Austria — (0.1)%

(66,290)	Verbund AG	(5,009,122)

	Belgium — (0.2)%

(115,920)	Anheuser-Busch InBev SA/NV	(6,183,749)

	Canada — (1.1)%

(106,300)	Agnico Eagle Mines Ltd	(5,397,914)

(135,300)	Algonquin Power & Utilities Corp	(1,140,579)

(303,300)	AltaGas Ltd	(5,143,253)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

(24,035)	Brookfield Infrastructure Corp – Class A	(1,108,014)

(181,800)	Enbridge Inc	(6,399,360)

(46,111)	Franco-Nevada Corp	(6,704,078)

(33,800)	GFL Environmental Inc	(1,221,532)

(192,300)	Pembina Pipeline Corp	(5,820,921)

(99,900)	Restaurant Brands International Inc	(7,283,709)

	Total Canada	(40,219,360)

	Denmark — (0.1)%

(7,496)	Coloplast A/S – Class B	(945,888)

(137,147)	Tryg A/S	(3,121,739)

	Total Denmark	(4,067,627)

	Finland — (0.1)%

(39,772)	Elisa Oyj	(2,227,856)

(6,013)	Kone Oyj – Class B	(305,873)

	Total Finland	(2,533,729)

	France — (0.7)%

(189,578)	Accor SA *	(6,313,220)

(34,991)	Aeroports de Paris *	(5,333,240)

(356,931)	Getlink SE	(6,073,105)

(3,419)	Hermes International	(6,974,156)

(3,869)	Sartorius Stedim Biotech	(1,019,927)

(7,823)	Worldline SA *	(304,929)

	Total France	(26,018,577)

	Germany — (0.9)%

(158,147)	Delivery Hero SE *	(5,939,249)

(21,781)	Deutsche Boerse AG	(3,767,322)

(23,034)	MTU Aero Engines AG	(5,328,535)

(20,765)	Puma SE	(992,450)

(4,703)	Rational AG	(3,160,819)

(54,808)	Symrise AG – Class A	(5,869,533)

(1,685,441)	Telefonica Deutschland Holding AG	(4,752,060)

(37,021)	Zalando SE *	(1,076,563)

	Total Germany	(30,886,531)

	Israel — (0.2)%

(42,900)	CyberArk Software Ltd *	(6,637,917)

(23,400)	Wix.com Ltd *	(1,783,548)

	Total Israel	(8,421,465)

	Italy — (0.7)%

(162,877)	Amplifon SPA	(5,649,704)

(22,944)	Ferrari NV (c)	(6,567,551)

(2,951)	Ferrari NV (c)	(845,963)

(397,526)	FinecoBank Banca Fineco SPA	(5,310,215)

(483,199)	Infrastrutture Wireless Italiane SPA	(6,160,785)

	Total Italy	(24,534,218)

Shares	Description	Value ($)

	Japan — (2.3)%

(136,000)	Aeon Co Ltd	(2,689,757)

(237,500)	ANA Holdings Inc *	(5,268,123)

(185,100)	Asahi Intecc Co Ltd	(3,527,183)

(7,100)	BayCurrent Consulting Inc	(259,514)

(58,000)	GMO Payment Gateway Inc	(4,573,991)

(303,600)	Japan Airlines Co Ltd	(5,801,863)

(145,500)	Japan Exchange Group Inc	(2,375,925)

(80,900)	Keio Corp	(2,846,885)

(52,700)	Keisei Electric Railway Co Ltd	(2,020,471)

(8,300)	Kobe Bussan Co Ltd	(228,750)

(42,200)	Lasertec Corp	(6,625,954)

(212,300)	M3 Inc	(4,712,238)

(368,500)	MonotaRO Co Ltd	(5,109,771)

(5,700)	Nidec Corp	(282,464)

(223,400)	Nihon M&A Center Holdings Inc	(1,561,840)

(307,300)	Nippon Paint Holdings Co Ltd	(2,353,196)

(251,600)	Odakyu Electric Railway Co Ltd	(3,663,024)

(205,200)	Oriental Land Co Ltd	(7,685,295)

(1,130,100)	Rakuten Group Inc	(4,660,288)

(71,900)	Shiseido Co Ltd	(3,265,072)

(584,900)	SoftBank Corp	(6,232,845)

(106,600)	Tobu Railway Co Ltd	(2,788,585)

(252,300)	Tokyu Corp	(3,258,251)

(8,300)	West Japan Railway Co	(347,618)

	Total Japan	(82,138,903)

	Netherlands — (0.5)%

(4,543)	Adyen NV *	(7,440,712)

(23,572)	IMCD NV	(3,553,188)

(163,292)	Just Eat Takeaway.com NV *	(2,469,659)

(279,814)	Universal Music Group NV	(5,550,682)

	Total Netherlands	(19,014,241)

	New Zealand — (0.2)%

(100,332)	Xero Ltd *	(7,163,007)

	Peru — (0.2)%

(87,655)	Southern Copper Corp	(5,852,724)

	Singapore — (0.2)%

(1,123,254)	Grab Holdings Ltd – Class A *	(3,347,297)

(9,536,000)	Sembcorp Marine Ltd *	(866,448)

(443,800)	Singapore Exchange Ltd	(3,043,369)

	Total Singapore	(7,257,114)

	Spain — (0.4)%

(1,507)	Aena SME SA *	(236,460)

(173,858)	Cellnex Telecom SA	(7,045,674)

(220,948)	Ferrovial SA	(6,855,471)

	Total Spain	(14,137,605)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Sweden — (0.2)%

(39,639)	Evolution AB	(5,232,685)

	Switzerland — (0.3)%

(9)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(1,089,146)

(3,974)	Partners Group Holding AG	(3,592,644)

(32,271)	Straumann Holding AG (Registered)	(4,741,214)

	Total Switzerland	(9,423,004)

	United Kingdom — (1.1)%

(48,413)	Admiral Group Plc	(1,402,370)

(657,099)	Auto Trader Group Plc	(5,156,925)

(42,073)	Halma Plc	(1,262,722)

(359,518)	Hargreaves Lansdown Plc	(3,589,426)

(795,174)	Informa Plc	(6,903,721)

(89,486)	InterContinental Hotels Group Plc	(5,888,239)

(70,984)	London Stock Exchange Group Plc	(7,567,218)

(3,714,136)	Rolls-Royce Holdings Plc *	(6,635,326)

(8,276)	Severn Trent Plc	(285,908)

(14,404)	Spirax-Sarco Engineering Plc	(1,963,361)

	Total United Kingdom	(40,655,216)

	United States — (12.9)%

(266,029)	AES Corp. (The)	(5,251,412)

(33,300)	Alnylam Pharmaceuticals, Inc. *	(6,158,398)

(140,600)	Altria Group, Inc.	(6,245,452)

(17,600)	American Tower Corp. (REIT)	(3,246,144)

(76,200)	Ares Management Corp. – Class A	(6,636,258)

(34,700)	Arthur J Gallagher & Co.	(6,951,451)

(7,820)	Axon Enterprise, Inc. *	(1,508,556)

(69,400)	Bills Holdings, Inc. *	(7,188,452)

(68,454)	Bio-Techne Corp.	(5,598,853)

(35,600)	Boeing Co. (The) *	(7,322,920)

(23,923)	Broadcom, Inc.	(19,328,827)

(31,500)	Burlington Stores, Inc. *	(4,739,490)

(131,400)	Caesars Entertainment, Inc. *	(5,388,714)

(93,700)	Ceridian HCM Holding, Inc. *	(5,795,345)

(41,814)	Charter Communications, Inc. – Class A *	(13,637,636)

(3,777)	Chipotle Mexican Grill, Inc. – Class A *	(7,842,903)

(186,932)	Clarivate Plc *	(1,458,070)

(112,100)	Cloudflare, Inc. – Class A *	(7,752,836)

(12,000)	Crown Castle, Inc. (REIT)	(1,358,520)

(60,300)	Dexcom, Inc. *	(7,070,778)

(43,800)	Equity LifeStyle Properties, Inc. (REIT)	(2,766,846)

(1,200)	Erie Indemnity Co. – Class A	(256,920)

(44,300)	Essential Utilities, Inc.	(1,804,782)

(101,600)	Exact Sciences Corp. *	(8,288,528)

(38,499)	Extra Space Storage, Inc. (REIT)	(5,554,251)

(56,547)	Fastenal Co.	(3,045,057)

(86,071)	Fortinet, Inc. *	(5,881,231)

(142,439)	Fox Corp. – Class A	(4,444,097)

Shares	Description	Value ($)

	United States — continued

(19,100)	Gartner, Inc. *	(6,548,626)

(29,158)	HEICO Corp.	(4,507,244)

(43,855)	Hess Corp.	(5,555,113)

(16,149)	HubSpot, Inc. *	(8,365,020)

(12,345)	IDEXX Laboratories, Inc. *	(5,737,586)

(35,946)	Ingersoll Rand, Inc.	(2,036,700)

(22,000)	Insulet Corp. *	(6,033,500)

(31,800)	IQVIA Holdings, Inc. *	(6,261,738)

(63,300)	Iron Mountain, Inc. (REIT)	(3,381,486)

(63,000)	Lamb Weston Holdings, Inc.	(7,005,600)

(511,622)	Liberty Global Plc – Class C *	(8,707,806)

(132,449)	Liberty Media Corp.-Liberty Formula One – Class C *	(9,324,410)

(20,400)	Linde Plc	(7,214,664)

(87,400)	Live Nation Entertainment, Inc. *	(6,986,756)

(19,600)	MarketAxess Holdings, Inc.	(5,339,236)

(17,500)	Mastercard, Inc. – Class A	(6,387,850)

(43,398)	MaxLinear, Inc. *	(1,267,656)

(28,780)	MongoDB, Inc. – Class A *	(8,455,276)

(4,891)	Monolithic Power Systems, Inc.	(2,396,150)

(10,600)	Moody’s Corp.	(3,358,928)

(13,500)	MSCI, Inc. – Class A	(6,352,155)

(154,700)	Newmont Corp.	(6,273,085)

(227,700)	NiSource, Inc.	(6,122,853)

(85,210)	Novocure Ltd. *	(6,118,930)

(69,538)	NuVasive, Inc. *	(2,653,570)

(87,682)	Okta, Inc. *	(7,970,294)

(97,200)	ONEOK, Inc.	(5,507,352)

(505,454)	Palantir Technologies, Inc. – Class A *	(7,435,228)

(60,700)	Paychex, Inc.	(6,369,251)

(68,900)	Philip Morris International, Inc.	(6,201,689)

(3,778)	PTC, Inc. *	(507,763)

(2,400)	Repligen Corp. *	(403,008)

(158,300)	ROBLOX Corp. – Class A *	(6,626,438)

(89,200)	Roku, Inc. *	(5,191,440)

(168,750)	Rollins, Inc.	(6,635,250)

(91,095)	Royal Caribbean Cruises Ltd. *	(7,375,962)

(15,600)	ServiceNow, Inc. *	(8,498,568)

(16,846)	Sherwin-Williams Co. (The)	(3,837,182)

(27,800)	Simon Property Group, Inc. (REIT)	(2,923,170)

(31,100)	Snowflake, Inc. – Class A *	(5,142,696)

(66,500)	Starbucks Corp.	(6,493,060)

(690)	Sysco Corp.	(48,265)

(39,806)	Tesla, Inc. *	(8,117,638)

(322,500)	Toast, Inc. – Class A *	(6,762,825)

(94,462)	Trade Desk, Inc. (The) – Class A *	(6,619,897)

(9,100)	TransDigm Group, Inc.	(7,040,215)

(58,321)	Twilio, Inc. – Class A *	(4,060,308)

(194,627)	Uber Technologies, Inc. *	(7,382,202)

(62,263)	UDR, Inc. (REIT)	(2,469,973)

(23,800)	Vail Resorts, Inc.	(5,788,160)

(217,800)	Williams Cos., Inc. (The)	(6,242,148)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(129,956)	Wolfspeed, Inc. *	(6,243,086)

(3)	Xylem, Inc.	(301)

(67,749)	Zillow Group, Inc. – Class C *	(3,090,032)

(54,000)	Zscaler, Inc. *	(7,315,920)

	Total United States	(463,213,986)

	TOTAL COMMON STOCKS (PROCEEDS $834,417,807)	(820,918,195)

Shares	Description	Value ($)

	PREFERRED STOCKS (h) — (0.1)%

	Germany — (0.1)%

(13,508)	Sartorius AG	(4,533,559)

	TOTAL PREFERRED STOCKS (PROCEEDS $5,481,633)	(4,533,559)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $839,899,440)	(825,451,754)

	Other Assets and Liabilities (net) — 2.3%	80,882,006

	TOTAL NET ASSETS — 100.0%	$3,594,361,874

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2023

Alrosa PJSC	12/06/17	$15,372,968	0.0%	$82,370

Magnitogorsk Iron & Steel Works PJSC	06/16/21	4,815,566	0.0%	28,713

PhosAgro PJSC GDR	10/15/21	2,792	0.0%	37

Polyus PJSC	06/27/20	5,699,094	0.0%	33,329

Polyus PJSC GDR (Registered)	07/27/20	0	0.0%	1

Sberbank of Russia PJSC	09/09/20	29,636,901	0.0%	243,249

Sberbank of Russia PJSC	01/10/22	183,324	0.0%	1,462

Severstal PAO	02/02/21	126,125	0.0%	930

Severstal PJSC GDR (Registered)	10/23/17	5,003,828	0.0%	33,038

VTB Bank PJSC	01/09/20	587,690	0.0%	2,066

				$425,195

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/08/2023	SSB	AUD	56,498,497	USD	37,758,727	918,537
08/08/2023	JPM	AUD	9,660,000	USD	6,478,836	179,974
07/24/2023	JPM	AUD	76,101,136	USD	50,703,307	1,107,914
08/08/2023	BOA	AUD	3,640,000	USD	2,385,769	12,285
08/02/2023	CITI	BRL	4,450,000	USD	877,340	9,623
06/02/2023	MSCI	BRL	40,123,409	USD	8,097,535	188,795
06/02/2023	JPM	BRL	38,001,591	USD	7,609,450	118,942
06/30/2023	BCLY	CAD	24,470,000	USD	18,214,841	176,381
08/14/2023	MSCI	CAD	1,051,551	USD	780,928	5,001
06/30/2023	BOA	CAD	4,040,000	USD	3,005,980	27,828
08/08/2023	SSB	CAD	585,379	USD	435,721	3,835
08/08/2023	CITI	CAD	79,967	USD	59,345	347
08/08/2023	MSCI	CAD	1,051,551	USD	781,071	5,246
07/12/2023	MSCI	CHF	41,882,875	USD	47,431,508	1,233,753
08/15/2023	BCLY	CHF	10,531,053	USD	11,896,000	237,095

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/15/2023	JPM	CHF	1,680,000	USD	1,884,426	24,502
07/31/2023	SSB	CHF	75,830,386	USD	84,355,514	544,035
07/10/2023	MSCI	CLP	3,670,000,000	USD	4,555,826	48,684
07/17/2023	SSB	CZK	60,711,617	USD	2,866,527	136,161
07/17/2023	GS	CZK	17,000,000	USD	789,931	25,395
07/17/2023	MSCI	CZK	16,600,000	USD	777,625	31,078
07/17/2023	CITI	CZK	9,600,000	USD	441,669	9,931
07/31/2023	JPM	EUR	25,920,000	USD	28,679,264	880,689
07/18/2023	JPM	GBP	6,270,000	USD	7,933,074	126,333
07/18/2023	SSB	GBP	1,370,000	USD	1,729,612	23,833
08/14/2023	JPM	HUF	135,648,887	USD	392,162	8,395
08/30/2023	CITI	ILS	2,737,392	USD	740,364	3,466
06/07/2023	MSCI	JPY	864,877,860	USD	6,603,075	390,821
06/07/2023	SSB	JPY	112,381,500	USD	856,639	49,424
06/13/2023	SSB	JPY	5,399,769,223	USD	40,830,355	2,009,153

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/07/2023	CITI	JPY	138,600,000	USD	1,044,436	48,899
06/13/2023	JPM	JPY	372,436,430	USD	2,716,601	38,999
06/20/2023	BCLY	JPY	510,000,000	USD	3,686,908	16,309
06/13/2023	BCLY	JPY	422,150,358	USD	3,052,222	17,206
07/17/2023	JPM	NOK	43,000,000	USD	4,117,168	235,099
08/30/2023	JPM	NZD	9,930,000	USD	6,017,580	39,233
08/30/2023	MSCI	NZD	10,570,000	USD	6,394,004	30,346
06/05/2023	JPM	PEN	2,520,000	USD	686,368	220
06/27/2023	JPM	PHP	262,500,000	USD	4,716,134	58,193
08/22/2023	MSCI	PLN	23,600,000	USD	5,577,954	29,344
06/27/2023	MSCI	RON	19,973,094	USD	4,443,106	146,217
06/27/2023	GS	RON	1,350,000	USD	291,987	1,556
06/13/2023	JPM	SEK	24,672,646	USD	2,359,153	84,228
06/13/2023	MSCI	SEK	25,977,586	USD	2,509,072	113,826
07/10/2023	BCLY	SEK	107,500,000	USD	10,518,591	591,928
07/10/2023	BOA	SEK	14,272,704	USD	1,396,374	78,417
07/10/2023	JPM	SEK	66,200,000	USD	6,547,703	434,725
08/22/2023	JPM	SGD	4,286,457	USD	3,193,510	14,388
06/06/2023	MSCI	TWD	226,515,523	USD	7,446,221	74,194
08/30/2023	JPM	TWD	207,615,523	USD	6,817,124	2,988
06/02/2023	JPM	USD	14,932,934	BRL	77,064,091	257,196
06/02/2023	MSCI	USD	15,451,995	BRL	79,185,909	156,369
08/02/2023	MSCI	USD	6,907,489	BRL	35,626,756	39,464
06/30/2023	BOA	USD	3,320,927	CAD	4,520,000	11,065
06/30/2023	JPM	USD	19,045,063	CAD	25,930,000	69,660
08/15/2023	BOA	USD	1,435,970	CHF	1,300,000	3,257
07/10/2023	MSCI	USD	7,448,819	CLP	6,079,726,000	17,716
07/10/2023	MSCI	USD	961,872	COP	4,440,000,000	26,576
07/10/2023	JPM	USD	1,443,576	COP	6,560,000,000	16,833
07/24/2023	MSCI	USD	14,252,836	GBP	11,456,966	13,616
08/14/2023	MSCI	USD	578,149	HUF	205,000,000	1,822
08/04/2023	MSCI	USD	1,783,688	KRW	2,360,000,000	6,882
06/02/2023	BCLY	USD	7,466,143	MXN	137,000,000	278,783
06/02/2023	MSCI	USD	7,471,640	MXN	137,000,000	273,286
07/18/2023	MSCI	USD	7,541,107	MXN	138,781,232	230,204
08/02/2023	MSCI	USD	7,576,177	MXN	137,000,000	73,395
08/02/2023	BCLY	USD	7,629,974	MXN	137,000,000	19,597
06/05/2023	MSCI	USD	1,657,340	PEN	6,160,000	19,910
08/31/2023	JPM	USD	682,003	PEN	2,520,000	171
06/27/2023	JPM	USD	967,060	PHP	54,500,000	18
08/22/2023	GS	USD	1,067,380	PLN	4,550,000	2,373
08/22/2023	JPM	USD	710,750	SGD	960,000	1,250
07/31/2023	BCLY	USD	5,555,896	ZAR	110,292,542	4,901
08/30/2023	GS	USD	672,095	ZAR	13,400,000	1,479
08/30/2023	BOA	ZAR	3,800,000	USD	191,580	566
08/08/2023	JPM	AUD	5,010,000	USD	3,249,597	(17,204)
06/02/2023	JPM	BRL	39,062,500	USD	7,665,476	(34,147)
06/02/2023	MSCI	BRL	39,062,500	USD	7,665,476	(34,147)
06/30/2023	BCLY	CAD	9,670,000	USD	7,123,599	(4,800)
08/08/2023	SSB	CAD	9,169,006	USD	6,755,527	(9,275)
06/30/2023	BOA	CAD	7,060,000	USD	5,198,388	(6,006)
08/08/2023	MSCI	CAD	259,870	USD	191,489	(241)
07/10/2023	MSCI	COP	4,118,470,100	USD	876,722	(40,145)
07/10/2023	JPM	COP	1,240,000,000	USD	271,692	(4,361)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/04/2023	MSCI	IDR	12,400,000,000	USD	825,137	(948)
08/18/2023	MSCI	INR	33,000,000	USD	397,327	(400)
06/07/2023	BOA	JPY	230,787,480	USD	1,655,519	(2,184)
06/07/2023	MSCI	JPY	103,340,160	USD	740,089	(2,184)
08/04/2023	MSCI	KRW	9,280,418,559	USD	6,964,460	(76,738)
07/18/2023	MSCI	MXN	15,600,000	USD	862,824	(10,727)
06/02/2023	MSCI	MXN	137,000,000	USD	7,670,773	(74,154)
06/02/2023	BCLY	MXN	137,000,000	USD	7,725,404	(19,522)
08/30/2023	MSCI	NZD	9,050,000	USD	5,423,529	(25,014)
06/05/2023	JPM	PEN	3,640,000	USD	982,190	(8,912)
08/31/2023	MSCI	PEN	2,480,000	USD	669,185	(2,160)
08/08/2023	JPM	USD	16,299,489	AUD	23,930,000	(695,786)
08/02/2023	CITI	USD	654,838	BRL	3,350,000	(1,613)
08/02/2023	MSCI	USD	7,589,996	BRL	38,001,591	(179,967)
08/02/2023	JPM	USD	7,527,452	BRL	38,001,591	(117,424)
06/30/2023	BCLY	USD	14,338,853	CAD	19,250,042	(148,370)
06/30/2023	GS	USD	11,208,254	CAD	14,980,000	(165,503)
06/30/2023	JPM	USD	11,102,687	CAD	14,820,000	(177,882)
07/17/2023	BCLY	USD	12,010,217	CAD	16,180,567	(77,957)
08/14/2023	MSCI	USD	781,151	CAD	1,051,551	(5,224)
07/17/2023	BOA	USD	476,249	CAD	643,404	(1,774)
08/15/2023	JPM	USD	7,408,810	CHF	6,647,000	(49,931)
07/10/2023	JPM	USD	2,173,815	COP	9,680,000,000	(18,822)
07/17/2023	SSB	USD	159,763	CZK	3,400,000	(6,856)
07/31/2023	BCLY	USD	50,461,372	EUR	45,430,000	(1,738,791)
07/31/2023	SSB	USD	83,592,971	EUR	77,629,497	(337,205)
07/18/2023	SSB	USD	40,825,097	GBP	32,710,000	(98,068)
07/18/2023	BOA	USD	2,880,286	GBP	2,310,000	(4,119)
07/18/2023	JPM	USD	6,527,041	GBP	5,210,000	(40,101)
07/24/2023	SSB	USD	1,539,413	GBP	1,234,828	(1,780)
08/04/2023	MSCI	USD	266,063	IDR	3,927,015,400	(4,447)
08/18/2023	BCLY	USD	942,185	INR	77,806,560	(4,434)
06/13/2023	MSCI	USD	2,000,843	JPY	265,961,821	(88,732)
06/13/2023	GS	USD	528,466	JPY	72,297,786	(8,686)
06/13/2023	JPM	USD	1,003,120	JPY	134,096,015	(39,048)
06/13/2023	BCLY	USD	1,254,716	JPY	169,049,514	(39,348)
06/20/2023	BOA	USD	35,151,888	JPY	4,756,209,971	(920,247)
08/04/2023	MSCI	USD	951,045	KRW	1,250,000,000	(2,651)
07/17/2023	JPM	USD	3,153,530	KRW	4,157,393,082	(2,677)
07/17/2023	BCLY	USD	36,619,908	NOK	379,822,042	(2,329,320)
07/17/2023	SSB	USD	3,379,247	NOK	35,200,000	(201,367)
07/24/2023	SSB	USD	10,511,055	NOK	113,823,386	(231,800)
07/24/2023	UBSA	USD	1,781,256	NOK	19,473,037	(22,670)
07/31/2023	UBSA	USD	1,474,844	NZD	2,422,540	(16,214)
06/27/2023	CITI	USD	847,947	PHP	47,000,000	(13,954)
06/27/2023	JPM	USD	505,430	PHP	28,000,000	(8,583)
06/27/2023	BCLY	USD	764,798	PHP	43,000,000	(1,783)
08/22/2023	GS	USD	740,556	PLN	3,100,000	(11,713)
08/22/2023	SSB	USD	496,824	PLN	2,100,000	(3,092)
07/10/2023	BOA	USD	3,061,323	SEK	32,700,000	(41,770)
08/22/2023	BCLY	USD	4,124,391	THB	140,701,044	(48,272)
06/06/2023	JPM	USD	7,376,589	TWD	226,515,523	(4,562)

						$3,834,348

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
390	CAC40 10 Euro	June 2023	29,683,393	(1,018,834)
10	Corn (j)	July 2023	297,000	(18,038)
192	Cotton (j)	July 2023	8,014,080	62,253
75	DAX Index	June 2023	31,484,466	26,918
94	E-mini Russell 2000 Index	June 2023	8,233,460	(158,421)
426	FTSE 100 Index	June 2023	39,486,810	(464,901)
112	FTSE MIB Index	June 2023	15,685,425	144,858
132	Hang Seng Index	June 2023	15,349,089	(816,695)
379	Iron Ore (j)	July 2023	3,729,360	(84,944)
77	Lean Hogs (j)	July 2023	2,566,410	(73,921)
830	Mini MSCI Emerging Markets	June 2023	39,707,200	(106,679)
788	MSCI Singapore	June 2023	16,561,046	(464,596)
29	NY Harbor ULSD Futures (j)	June 2023	2,741,596	(132,378)
1,303	OMX Stockholm 30 Index	June 2023	26,969,660	(63,973)
31	RBOB Gasoline (j)	June 2023	3,181,828	53,927
292	Soybean (j)	July 2023	18,976,350	(1,917,461)
124	Soybean Oil (j)	July 2023	3,437,280	(607,235)
25	SPI 200 Futures	June 2023	2,884,308	(57,132)
27	U.S. Treasury Note 10 Yr. (CBT)	September 2023	3,090,656	878
927	U.S. Treasury Note 5 Yr. (CBT)	September 2023	101,115,422	(178,676)
36	UK Gilt Long Bond	September 2023	4,334,468	27,996

			$377,529,307	$(5,847,054)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
34	Australian Government Bond 10 Yr.	June 2023	$2,651,906	$(466)
254	Canadian Government Bond 10 Yr.	September 2023	23,139,727	(45,400)
63	Cocoa (j)	July 2023	1,894,410	(75,442)
101	Coffee (j)	July 2023	6,766,369	399,102
127	Copper (j)	July 2023	11,547,475	1,307,365
78	Euro Bund	June 2023	11,343,062	(385,736)
236	FTSE Taiwan Index	June 2023	13,374,343	(173,413)
141	Gold 100 OZ (j)	August 2023	27,947,610	959,048
34	KOSPI 200 Index	June 2023	2,167,519	(55,436)
60	Live Cattle Futures (j)	August 2023	4,024,200	(168,403)
219	Natural Gas (j)	June 2023	4,962,540	210,465
231	S&P 500 E-Mini	June 2023	48,400,275	(1,619,790)
86	S&P/TSX 60	June 2023	14,907,934	170,353
330	SGX Nifty 50 Index	June 2023	12,297,423	(113,136)
51	Silver (j)	July 2023	6,014,685	545,830
239	Sugar (j)	June 2023	6,708,061	(341,387)
379	TOPIX Index	June 2023	57,627,445	(1,332,107)
410	Wheat (j)	July 2023	12,182,125	1,863,501
169	WTI Crude (j)	June 2023	11,507,210	772,764

			$279,464,319	$1,917,712

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Albertsons Cos., Inc. (e) (g)	21.00	07/21/23	(4,835)	USD	(9,844,060)	(96,700)
Globus Medical, Inc. (g)	62.50	09/15/23	(541)	USD	(2,928,433)	(173,120)
Globus Medical, Inc. (g)	60.00	09/15/23	(308)	USD	(1,667,204)	(92,400)
Globus Medical, Inc. (g)	55.00	09/15/23	(301)	USD	(1,629,313)	(171,570)
Spirit Airlines, Inc. (g)	17.50	09/15/23	(2,534)	USD	(3,854,214)	(65,884)
Activision Blizzard, Inc. (g)	77.50	01/19/24	(840)	USD	(6,736,800)	(823,200)
Activision Blizzard, Inc. (g)	80.00	01/19/24	(420)	USD	(3,368,400)	(361,200)
VMware, Inc. (g)	120.00	01/19/24	(262)	USD	(3,570,798)	(694,300)

	Total Equity Options – Calls					(2,478,374)

	TOTAL WRITTEN OPTIONS (Premiums $2,900,031)					$(2,478,374)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.98%	3 Month AUD BBSW	AUD	173,758,000	06/21/2025	Quarterly	(162,921)	(236,465)	(73,544)
3.91%	3 Month AUD BBSW	AUD	45,500,000	06/21/2025	Quarterly	—	(22,707)	(22,707)
3.65%	3 Month AUD BBSW	AUD	17,500,000	06/21/2025	Quarterly	—	48,452	48,452
3 Month AUD BBSW	3.65%	AUD	54,000,000	06/21/2025	Quarterly	—	(146,477)	(146,477)
CHF - SARON - OIS - COMPOUND	1.75%	CHF	32,500,000	06/21/2025	Annually	—	(9,293)	(9,293)
CHF - SARON - OIS - COMPOUND	1.88%	CHF	35,500,000	06/21/2025	Annually	—	90,967	90,967
1.85%	CHF - SARON - OIS - COMPOUND	CHF	24,000,000	06/21/2025	Annually	—	(44,539)	(44,539)
EUR - EuroSTR - COMPOUND	3.36%	EUR	29,000,000	06/21/2025	Annually	—	96,189	96,189
EUR - EuroSTR - COMPOUND	3.61%	EUR	12,500,000	06/21/2025	Annually	—	107,740	107,740
EUR - EuroSTR - COMPOUND	3.67%	EUR	41,821,000	06/21/2025	Annually	(26,911)	404,120	431,031
3.01%	EUR - EuroSTR - COMPOUND	EUR	37,500,000	06/21/2025	Annually	—	143,447	143,447
3.22%	EUR - EuroSTR - COMPOUND	EUR	32,500,000	06/21/2025	Annually	—	(13,405)	(13,405)
3.36%	EUR - EuroSTR - COMPOUND	EUR	30,500,000	06/21/2025	Annually	—	(103,371)	(103,371)
3.10%	EUR - EuroSTR - COMPOUND	EUR	27,000,000	06/21/2025	Annually	14,180	56,900	42,720
3.13%	EUR - EuroSTR - COMPOUND	EUR	23,000,000	06/21/2025	Annually	—	32,828	32,828
GBP - SONIA - COMPOUND	4.08%	GBP	16,500,000	06/21/2025	Annually	—	(369,773)	(369,773)
GBP - SONIA - COMPOUND	4.28%	GBP	29,500,000	06/21/2025	Annually	—	(526,078)	(526,078)
GBP - SONIA - COMPOUND	4.39%	GBP	27,000,000	06/21/2025	Annually	—	(412,523)	(412,523)
4.18%	GBP - SONIA - COMPOUND	GBP	26,000,000	06/21/2025	Annually	—	523,467	523,467
5.22%	GBP - SONIA - COMPOUND	GBP	16,500,000	06/21/2025	Annually	—	(63,357)	(63,357)
4.80%	3 Month NZD Bank Bill Rate NZD		49,500,000	06/21/2025	Quarterly	—	202,834	202,834
5.00%	3 Month NZD Bank Bill Rate NZD		63,500,000	06/21/2025	Quarterly	—	113,670	113,670
3.46%	3 Month SEK STIBOR	SEK	415,000,000	06/21/2025	Quarterly	—	104,540	104,540
3.44%	3 Month SEK STIBOR	SEK	275,000,000	06/21/2025	Quarterly	19,334	78,728	59,394
3 Month SEK STIBOR	3.37%	SEK	170,000,000	06/21/2025	Quarterly	—	(69,064)	(69,064)
3 Month SEK STIBOR	3.47%	SEK	210,000,000	06/21/2025	Quarterly	—	(49,032)	(49,032)
3 Month SEK STIBOR	3.48%	SEK	460,000,000	06/21/2025	Quarterly	—	(100,142)	(100,142)
3 Month SEK STIBOR	3.86%	SEK	1,189,974,000	06/21/2025	Quarterly	(57,211)	535,136	592,347
3.73%	USD - SOFR - COMPOUND	USD	38,500,000	06/21/2025	Annually	—	366,886	366,886
3.86%	USD - SOFR - COMPOUND	USD	10,000,000	06/21/2025	Annually	—	70,702	70,702
4.30%	USD - SOFR - COMPOUND	USD	24,000,000	06/21/2025	Annually	—	(31,770)	(31,770)
CAD - CORRA - OIS -COMPOUND	4.18%	CAD	84,153,000	09/20/2025	Annually	(71,345)	49,334	120,679
6 Month AUD BBSW	3.77%	AUD	146,164,000	06/21/2033	Semi-Annually	170,356	(2,535,704)	(2,706,060)
6 Month AUD BBSW	3.94%	AUD	4,100,000	06/21/2033	Semi-Annually	—	(33,428)	(33,428)
6 Month AUD BBSW	4.07%	AUD	10,700,000	06/21/2033	Semi-Annually	—	(10,567)	(10,567)
6 Month AUD BBSW	4.09%	AUD	10,700,000	06/21/2033	Semi-Annually	—	(4,012)	(4,012)
6 Month AUD BBSW	4.16%	AUD	10,400,000	06/21/2033	Semi-Annually	—	37,655	37,655
6 Month AUD BBSW	4.29%	AUD	39,849,000	06/21/2033	Semi-Annually	145,969	415,171	269,202
3.91%	6 Month AUD BBSW	AUD	13,100,000	06/21/2033	Semi-Annually	—	128,440	128,440
4.02%	6 Month AUD BBSW	AUD	12,400,000	06/21/2033	Semi-Annually	—	45,607	45,607
3.99%	6 Month AUD BBSW	AUD	18,300,000	06/21/2033	Semi-Annually	—	101,917	101,917
CHF - SARON - OIS - COMPOUND	1.94%	CHF	7,250,000	06/21/2033	Annually	—	109,351	109,351
CHF - SARON - OIS - COMPOUND	1.95%	CHF	7,250,000	06/21/2033	Annually	—	114,852	114,852
CHF - SARON - OIS - COMPOUND	1.95%	CHF	5,200,000	06/21/2033	Annually	—	79,746	79,746
CHF - SARON - OIS - COMPOUND	1.98%	CHF	51,646,000	06/21/2033	Annually	943	967,067	966,124
CHF - SARON - OIS - COMPOUND	2.01%	CHF	8,300,000	06/21/2033	Annually	—	176,409	176,409
CHF - SARON - OIS - COMPOUND	2.03%	CHF	10,500,000	06/21/2033	Annually	—	249,724	249,724
1.94%	CHF - SARON - OIS - COMPOUND	CHF	10,200,000	06/21/2033	Annually	—	(144,559)	(144,559)
1.95%	CHF - SARON - OIS - COMPOUND	CHF	7,700,000	06/21/2033	Annually	—	(116,917)	(116,917)
1.84%	CHF - SARON - OIS - COMPOUND	CHF	7,000,000	06/21/2033	Annually	—	(31,223)	(31,223)
1.95%	CHF - SARON - OIS - COMPOUND	CHF	5,100,000	06/21/2033	Annually	—	(81,050)	(81,050)
1.82%	CHF - SARON - OIS - COMPOUND	CHF	8,600,000	06/21/2033	Annually	—	(19,219)	(19,219)
1.93%	CHF - SARON - OIS - COMPOUND	CHF	8,800,000	06/21/2033	Annually	—	(123,382)	(123,382)
EUR - EuroSTR - COMPOUND	2.71%	EUR	8,300,000	06/21/2033	Annually	—	(11,737)	(11,737)
EUR - EuroSTR - COMPOUND	2.74%	EUR	6,000,000	06/21/2033	Annually	(9,425)	10,769	20,194
EUR - EuroSTR - COMPOUND	2.75%	EUR	5,100,000	06/21/2033	Annually	—	12,294	12,294
EUR - EuroSTR - COMPOUND	2.80%	EUR	7,200,000	06/21/2033	Annually	—	51,609	51,609
EUR - EuroSTR - COMPOUND	2.91%	EUR	6,800,000	06/21/2033	Annually	—	119,469	119,469
3.04%	EUR - EuroSTR - COMPOUND	EUR	2,800,000	06/21/2033	Annually	—	(81,842)	(81,842)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.97%	EUR - EuroSTR - COMPOUND %	EUR	9,137,000	06/21/2033	Annually	(9,281)	(208,683)	(199,402)
2.74%	EUR - EuroSTR - COMPOUND	EUR	8,128,000	06/21/2033	Annually	2,118	(7,840)	(9,958)
2.75%	EUR - EuroSTR - COMPOUND	EUR	8,600,000	06/21/2033	Annually	11,024	(19,928)	(30,952)
2.91%	EUR - EuroSTR - COMPOUND	EUR	9,200,000	06/21/2033	Annually	—	(158,630)	(158,630)
2.89%	EUR - EuroSTR - COMPOUND	EUR	6,500,000	06/21/2033	Annually	—	(101,162)	(101,162)
2.74%	EUR - EuroSTR - COMPOUND	EUR	9,800,000	06/21/2033	Annually	—	(8,996)	(8,996)
GBP - SONIA - COMPOUND	3.44%	GBP	5,900,000	06/21/2033	Annually	—	(384,713)	(384,713)
GBP - SONIA - COMPOUND	3.77%	GBP	19,800,000	06/21/2033	Annually	—	(644,025)	(644,025)
GBP - SONIA - COMPOUND	4.11%	GBP	9,700,000	06/21/2033	Annually	—	12,543	12,543
GBP - SONIA - COMPOUND	4.27%	GBP	3,800,000	06/21/2033	Annually	—	63,329	63,329
3.34%	GBP - SONIA - COMPOUND	GBP	3,800,000	06/21/2033	Annually	—	285,469	285,469
3.58%	GBP - SONIA - COMPOUND	GBP	6,700,000	06/21/2033	Annually	—	347,836	347,836
3.67%	GBP - SONIA - COMPOUND	GBP	8,600,000	06/21/2033	Annually	—	367,580	367,580
3.66%	GBP - SONIA - COMPOUND	GBP	6,200,000	06/21/2033	Annually	—	271,148	271,148
4.64%	3 Month NZD Bank Bill Rate	NZD	24,592,000	06/21/2033	Quarterly	(54,060)	(381,499)	(327,439)
4.07%	3 Month NZD Bank Bill Rate	NZD	11,870,000	06/21/2033	Quarterly	10,375	145,328	134,953
4.07%	3 Month NZD Bank Bill Rate	NZD	8,730,000	06/21/2033	Quarterly	—	109,006	109,006
4.35%	3 Month NZD Bank Bill Rate	NZD	16,890,000	06/21/2033	Quarterly	—	(21,126)	(21,126)
4.38%	3 Month NZD Bank Bill Rate	NZD	19,410,000	06/21/2033	Quarterly	—	(54,953)	(54,953)
3 Month NZD Bank Bill Rate	4.08%	NZD	11,600,000	06/21/2033	Quarterly	(3,987)	(136,043)	(132,056)
3 Month NZD Bank Bill Rate	4.22%	NZD	7,200,000	06/21/2033	Quarterly	—	(34,584)	(34,584)
3 Month NZD Bank Bill Rate	4.24%	NZD	14,700,000	06/21/2033	Quarterly	—	(62,031)	(62,031)
3 Month NZD Bank Bill Rate	4.28%	NZD	15,300,000	06/21/2033	Quarterly	—	(34,803)	(34,803)
3 Month SEK STIBOR	2.82%	SEK	65,000,000	06/21/2033	Quarterly	—	(48,989)	(48,989)
3 Month SEK STIBOR	2.84%	SEK	86,000,000	06/21/2033	Quarterly	—	(49,190)	(49,190)
3 Month SEK STIBOR	2.84%	SEK	61,000,000	06/21/2033	Quarterly	(6,285)	(37,203)	(30,918)
3.14%	3 Month SEK STIBOR	SEK	657,547,000	06/21/2033	Quarterly	(12,357)	(1,182,278)	(1,169,921)
2.83%	3 Month SEK STIBOR	SEK	65,000,000	06/21/2033	Quarterly	—	44,110	44,110
2.81%	3 Month SEK STIBOR	SEK	90,000,000	06/21/2033	Quarterly	—	71,385	71,385
2.80%	3 Month SEK STIBOR	SEK	94,000,000	06/21/2033	Quarterly	—	81,613	81,613
2.84%	3 Month SEK STIBOR	SEK	58,000,000	06/21/2033	Quarterly	—	32,945	32,945
2.83%	3 Month SEK STIBOR	SEK	36,000,000	06/21/2033	Quarterly	—	23,577	23,577
2.88%	3 Month SEK STIBOR	SEK	49,000,000	06/21/2033	Quarterly	—	12,930	12,930
2.83%	3 Month SEK STIBOR	SEK	14,000,000	06/21/2033	Quarterly	2,426	9,114	6,688
2.80%	3 Month SEK STIBOR	SEK	96,000,000	06/21/2033	Quarterly	—	85,245	85,245
2.86%	3 Month SEK STIBOR	SEK	102,000,000	06/21/2033	Quarterly	—	46,254	46,254
2.98%	3 Month SEK STIBOR	SEK	78,000,000	06/21/2033	Quarterly	—	(41,654)	(41,654)
USD - SOFR - COMPOUND	3.13%	USD	8,700,000	06/21/2033	Annually	—	(168,761)	(168,761)
USD - SOFR - COMPOUND	3.20%	USD	2,200,000	06/21/2033	Annually	—	(29,189)	(29,189)
USD - SOFR - COMPOUND	3.21%	USD	18,600,000	06/21/2033	Annually	—	(231,943)	(231,943)
USD - SOFR - COMPOUND	3.47%	USD	5,500,000	06/21/2033	Annually	—	48,724	48,724
3.12%	USD - SOFR - COMPOUND	USD	38,859,000	06/21/2033	Annually	72,213	775,967	703,754
3.48%	USD - SOFR - COMPOUND	USD	9,600,000	06/21/2033	Annually	—	(93,509)	(93,509)
3.40%	USD - SOFR - COMPOUND	USD	10,200,000	06/21/2033	Annually	—	(30,404)	(30,404)
3.38%	CAD - CORRA - OIS - COMPOUND	CAD	18,769,000	09/20/2033	Annually	(17,925)	(128,777)	(110,852)

						$17,230	$(1,212,426)	$(1,229,656)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	11,845,942	08/09/2023	Monthly	—	(647,824)	(647,824)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.01%	UBSA	USD	9,733,502	08/09/2023	Monthly	—	324,784	324,784
1 Month Federal Funds Rate minus 0.02%	Total Return on MSCI World Daily Total Return Net Value Index	JPM	USD	2,343,221	12/15/2023	Monthly	—	(111,639)	(111,639)
Total Returnon MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.07%	JPM	USD	3,805,696	12/15/2023	Monthly	—	131,103	131,103
1 Month Federal Funds Rate plus 0.03%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	16,269,561	04/30/2024	Monthly	—	(889,741)	(889,741)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	15,834,009	04/30/2024	Monthly	—	528,340	528,340
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	7,785,265	05/13/2024	Monthly	—	(336,607)	(336,607)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	8,420,701	05/13/2024	Monthly	—	266,185	266,185
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	11,578,878	05/22/2024	Monthly	1,615	(521,793)	(523,408)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	12,290,895	05/22/2024	Monthly	(1,741)	506,805	508,546
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	20,366,820	06/24/2024	Monthly	—	388,819	388,819
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	41,576,726	06/18/2024	Monthly	—	975,542	975,542

							$(126)	$613,974	$614,100

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Investment valued using significant unobservable inputs

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(h)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(i)	Security is in default.

(j)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(k)	The rate disclosed is the 7 day net yield as of May 31, 2023.

(l)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

(m)	The following table represents the individual long and/or short positions within the custom equity basket swap as of May 31, 2023:

Shares	Description	%of Equity Basket	Value ($)

(2,744,000)	Air China Ltd – Class H	5.1%	(2,085,688)

(754,000)	Alibaba Health Information Technology Ltd	1.1%	(447,546)

(1,761,000)	China Molybdenum Co Ltd – Class H	2.3%	(920,880)

(626,000)	China Southern Airlines Co Ltd – Class H	0.9%	(360,521)

(1,224,000)	Genscript Biotech Corp	6.6%	(2,713,923)

(3,421,600)	Gulf Energy Development Pcl NVDR	11.8%	(4,786,978)

(6,832)	Hanmi Pharm Co Ltd	3.7%	(1,503,337)

(64,874)	Hotel Shilla Co Ltd	9.3%	(3,773,266)

(38,852)	Kakao Corp	4.0%	(1,643,913)

(2,271,000)	Kingdee International Software Group Co Ltd	7.4%	(3,019,039)

(147,262)	Korea Aerospace Industries Ltd	14.1%	(5,711,060)

(327,700)	Microport Scientific Corp	1.4%	(563,705)

182,346	Nokia Oyj	(1.8%)	737,667

(6,539)	POSCO Chemical Co Ltd	4.2%	(1,722,230)

(90,300)	Rede D’Or Sao Luiz SA	1.3%	(516,173)

(9,769)	Samsung Biologics Co Ltd	14.2%	(5,764,752)

(767,926)	Samsung Heavy Industries Co Ltd	8.7%	(3,540,582)

89,412	Stora Enso Oyj – R Shares	(2.8%)	1,134,307

(39,720)	Yuhan Corp	4.4%	(1,775,696)

(1,220,000)	Zijin Mining Group Co Ltd – Class H	4.1%	(1,659,388)

	TOTAL COMMON STOCKS		$(40,636,703)

The rates shown on variable rate notes are the current interest rates at May 31, 2023 which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDI - Certificado de Deposito Interbancario

CORRA - Canadian Overnight Repo Rate Average

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

EuroSTR - Euro Short-Term Rate

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

RBOB - Reformulated Blendstock for Oxygenate Blending.

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan New Dollar

USD - United States Dollar

ZAR - South African Rand

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,379,711	GMO Emerging Markets ex-China Fund, Class VI	18,833,051

7,970,283	GMO International Equity Fund, Class IV	170,643,763

2,112,782	GMO International Opportunistic Value

	Fund (formerly GMO Tax-Managed

	International Equities Fund), Class III	27,339,399

541,299	GMO-Usonian Japan Value Creation Fund, Class VI	9,559,344

	TOTAL MUTUAL FUNDS (COST $242,732,872)	226,375,557

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

127,676	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (a)	127,676

	TOTAL SHORT-TERM INVESTMENTS (COST $127,676)	127,676

	TOTAL INVESTMENTS — 100.0% (Cost $242,860,548)	226,503,233

	Other Assets and Liabilities (net) — (0.0%)	(45,705)

	TOTAL NET ASSETS — 100.0%	$226,457,528

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2023.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

2,148,492	GMO Emerging Markets ex-China Fund, Class VI	29,326,923

4,929,648	GMO Emerging Markets Fund, Class VI	106,283,206

8,152,362	GMO International Equity Fund, Class IV	174,542,061

2,481,203	GMO International Opportunistic Value

	Fund (formerly GMO Tax-Managed International Equities Fund), Class III	32,106,767

836,631	GMO-Usonian Japan Value Creation Fund, Class VI	14,774,911

	TOTAL MUTUAL FUNDS (COST $445,246,880)	357,033,868

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

215,070	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (a)	215,070

	TOTAL SHORT-TERM INVESTMENTS (COST $215,070)	215,070

	TOTAL INVESTMENTS — 100.0% (Cost $445,461,950)	357,248,938

	Other Assets and Liabilities (net) — (0.0%)	(73,864)

	TOTAL NET ASSETS — 100.0%	$357,175,074

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2023.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

	Par Value†	Description	Value ($)

		DEBT OBLIGATIONS — 88.1%

		United States — 88.1%

		U.S. Government — 88.1%

	25,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, USBM + 0.14%, 5.51%, due 10/31/24 (a) (b)	25,025,166

	10,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 5.54%, due 04/30/25 (b)	10,004,870

	29,030,000	U.S. Treasury Note, 0.13%, due 06/30/23 (b)	28,911,715

	3,900,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.41%, due 10/31/23 (b)	3,900,663

	35,100,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 5.30%, due 04/30/24 (a) (b)	35,075,026

	6,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.41%, due 07/31/24 (a) (b)	6,000,441

		Total U.S. Government	108,917,881

		Total United States	108,917,881

		TOTAL DEBT OBLIGATIONS (COST $108,928,754)	108,917,881

		SHORT-TERM INVESTMENTS — 10.3%

		Sovereign and Sovereign Agency Issuers — 9.4%

JPY	179,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/12/23	1,284,807

JPY	443,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/19/23	3,179,823

	Par Value† / Shares	Description	Value ($)

		Sovereign and Sovereign Agency Issuers — continued

JPY	150,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/31/23	1,076,911

JPY	450,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/07/23	3,230,829

JPY	400,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/14/23	2,871,931

		Total Sovereign and Sovereign Agency Issuers	11,644,301

		Money Market Funds — 0.9%

	213,918	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (c)	213,918

	865,715	State Street U.S. Treasury Liquidity Fund – Class D Shares, 5.04% (a)	865,715

		Total Money Market Funds	1,079,633

		TOTAL SHORT-TERM INVESTMENTS (COST $13,135,444)	12,723,934

		TOTAL INVESTMENTS — 98.4% (Cost $122,064,198)	121,641,815

		Other Assets and Liabilities (net) — 1.6%	2,008,339

		TOTAL NET ASSETS — 100.0%	$123,650,154

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/24/2023	JPM	AUD	22,100,164	USD	14,724,542	321,784
07/31/2023	SSB	CHF	22,759,103	USD	25,317,765	163,282
06/20/2023	BBH	JPY	443,000,000	USD	3,363,052	174,669
06/12/2023	BCLY	JPY	179,000,000	USD	1,357,078	70,372
06/13/2023	SSB	JPY	1,428,067,972	USD	10,797,640	530,661
07/31/2023	SSB	JPY	150,000,000	USD	1,135,940	49,443
08/07/2023	SSB	JPY	450,000,000	USD	3,317,585	54,507
08/14/2023	SSB	JPY	400,000,000	USD	3,007,123	103,406
06/13/2023	JPM	JPY	106,900,000	USD	779,743	11,194
06/13/2023	BCLY	JPY	124,000,000	USD	896,542	5,054

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/17/2023	BCLY	USD	4,547,609	CAD	6,126,691	(29,518)
07/17/2023	BOA	USD	512,011	CAD	691,719	(1,907)
07/31/2023	SSB	USD	29,384,875	EUR	27,288,575	(118,535)
07/24/2023	MSCI	USD	5,398,388	GBP	4,339,427	5,157
07/24/2023	SSB	USD	751,885	GBP	603,119	(869)
06/13/2023	GS	USD	377,905	JPY	51,700,000	(6,212)
06/13/2023	JPM	USD	364,680	JPY	48,750,000	(14,196)
06/13/2023	BCLY	USD	544,788	JPY	73,400,000	(17,085)
07/31/2023	UBSA	USD	731,030	NZD	1,200,771	(8,037)

						$1,293,170

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
118	CAC40 10 Euro	June 2023	8,981,129	(310,166)
4	Corn (a)	July 2023	118,800	(7,215)
24	DAX Index	June 2023	10,075,029	(2,378)
28	E-mini Russell 2000 Index	June 2023	2,452,520	(53,022)
130	FTSE 100 Index	June 2023	12,049,966	(130,711)
39	Hang Seng Index	June 2023	4,534,958	(240,174)
567	Mini MSCI Emerging Markets	June 2023	27,125,280	(75,965)
258	MSCI Singapore	June 2023	5,422,271	(152,072)
83	Soybean (a)	July 2023	5,393,963	(533,167)
6	SPI 200 Futures	June 2023	692,234	(13,358)
10	UK Gilt Long Bond	September 2023	1,204,019	7,816

			$78,050,169	$(1,510,412)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
11	Australian Government Bond 10 Yr.	June 2023	857,970	(151)
80	Canadian Government Bond 10 Yr.	September 2023	7,288,103	(14,208)
13	Corn (a)	July 2023	386,100	(10,614)
23	Euro Bund	June 2023	3,344,749	(118,353)
62	FTSE Taiwan Index	June 2023	3,513,599	(45,449)
45	Gold 100 OZ (a)	August 2023	8,919,450	297,742
75	S&P 500 E-Mini	June 2023	15,714,375	(461,079)
29	S&P/TSX 60	June 2023	5,027,094	51,696
17	Silver (a)	July 2023	2,004,895	179,190
120	TOPIX Index	June 2023	18,246,157	(472,496)
185	U.S. Treasury Note 10 Yr. (CBT)	September 2023	21,176,719	(80,821)
51	WTI Crude (a)	June 2023	3,472,590	232,621

			$89,951,801	$(441,922)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	7,554,123	05/13/2024	Monthly	—	(326,613)	(326,613)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	7,407,308	05/13/2024	Monthly	—	234,151	234,151
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	7,935,643	05/22/2024	Monthly	1,107	(357,613)	(358,720)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	8,171,347	05/22/2024	Monthly	(1,158)	336,939	338,097

							$(51)	$(113,136)	$(113,085)

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2023.

The rates shown on variable rate notes are the current interest rates at May31, 2023, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 21.5%

	Australia — 0.6%

28,066	Aurizon Holdings Ltd (a)	64,963

18,375	BlueScope Steel Ltd (a)	221,605

21,839	Brambles Ltd (a)	194,988

12,007	Fortescue Metals Group Ltd (a)	150,345

44,850	GPT Group (The) (REIT) (a)	122,171

98,347	Mirvac Group (REIT) (a)	147,086

44,089	Scentre Group (REIT) (a)	77,693

42,562	Stockland (REIT) (a)	117,879

	Total Australia	1,096,730

	Belgium — 0.3%

5,649	Ageas SA/NV (a)	225,995

459	Sofina SA (a)	94,990

3,202	UCB SA (a)	279,636

	Total Belgium	600,621

	Brazil — 0.1%

7,200	Banco do Brasil SA	63,325

4,600	Petroleo Brasileiro SA Sponsored ADR (a)	53,084

3,700	Telefonica Brasil SA ADR (a)	29,304

1,107	Vale SA	13,923

	Total Brazil	159,636

	Canada — 1.0%

2,200	Alimentation Couche-Tard Inc (a)	106,524

967	Brookfield Asset Management Ltd – Class A (a)	29,513

4,265	Brookfield Corp – Class A (a)	128,120

2,000	Canadian Tire Corp Ltd – Class A (a)	240,236

700	iA Financial Corp Inc (a)	44,614

2,700	Magna International Inc (a)	130,634

9,200	Manulife Financial Corp (a) (b)	170,446

7,400	Manulife Financial Corp (a) (b)	137,048

2,567	Nutrien Ltd (a)	135,281

2,300	Onex Corp (a)	104,148

7,300	Quebecor Inc – Class B (a)	174,071

4,000	Teck Resources Ltd – Class B * (a) (b)	156,140

2,000	Teck Resources Ltd – Class B (a) (b)	78,140

3,200	West Fraser Timber Co Ltd (a) (b)	215,950

400	West Fraser Timber Co Ltd (a) (b)	26,968

	Total Canada	1,877,833

	China — 0.4%

14,093	Alibaba Group Holding Ltd *	140,259

78,000	Bank of Communications Co Ltd – Class H	50,290

15,000	Beijing Enterprises Holdings Ltd	57,964

12,500	China Conch Venture Holdings Ltd	15,702

46,500	China Overseas Land & Investment Ltd	94,365

152,000	China Railway Group Ltd – Class H	100,158

286,000	China Zhongwang Holdings Ltd * (c)	—

Shares	Description	Value ($)
	China — continued

110,000	CITIC Ltd	126,999

60,000	Dongfeng Motor Group Co Ltd – Class H	25,983

9,000	Kingboard Holdings Ltd	24,250

9,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	19,730

154,000	Shimao Group Holdings Ltd * (d)	86,927

8,000	Sinopharm Group Co Ltd – Class H	26,225

1,699	Tencent Holdings Ltd	67,237

	Total China	836,089

	Denmark — 0.4%

49	AP Moller – Maersk A/S – Class A (a)	82,431

112	AP Moller – Maersk A/S – Class B (a)	188,494

13,427	Danske Bank A/S * (a)	273,833

73	Genmab A/S * (a)	28,737

2,923	Pandora A/S (a)	233,304

54	Rockwool A/S – B Shares (a)	12,901

	Total Denmark	819,700

	Finland — 0.2%

2,929	Neste Oyj (a)	110,662

65,530	Nokia Oyj (a)	265,097

4,050	Stora Enso Oyj – R Shares (a)	51,379

	Total Finland	427,138

	France — 0.8%

9,781	ArcelorMittal SA	243,974

3,244	BNP Paribas SA (a)	188,600

580	Cie de Saint-Gobain (a)	32,210

224	Kering SA (a)	119,764

261	LVMH Moet Hennessy Louis Vuitton SE (a)	228,199

1,914	Publicis Groupe SA (a)	142,149

1,531	Renault SA (a)	51,423

1,997	Safran SA (a)	290,054

9,024	Societe Generale SA (a)	210,083

2,632	Vivendi SE (a)	23,383

	Total France	1,529,839

	Germany — 0.4%

1,327	Bayerische Motoren Werke AG (a)	144,716

1,331	Beiersdorf AG (a)	169,848

480	Continental AG (a)	32,039

2,702	Fresenius SE & Co KGaA (a)	74,095

564	Heidelberg Materials AG (a)	40,459

4,143	Mercedes-Benz Group AG (a)	309,704

	Total Germany	770,861

	Hong Kong — 0.1%

16,230	Galaxy Entertainment Group Ltd *	100,700

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	India — 0.4%

75,186	GAIL India Ltd	95,131

5,777	Hindalco Industries Ltd	28,397

17,130	Hindustan Petroleum Corp Ltd	54,354

25,377	Indian Oil Corp Ltd	27,560

43,451	NTPC Ltd	90,494

148,376	Oil & Natural Gas Corp Ltd	275,314

161,092	Tata Steel Ltd	205,951

	Total India	777,201

	Ireland — 0.1%

8,846	Ryanair Holdings Plc *	156,289

702	Ryanair Holdings Plc Sponsored ADR * (a )	73,766

	Total Ireland	230,055

	Israel — 0.1%

5,573	Teva Pharmaceutical Industries Ltd *	39,897

23,700	Teva Pharmaceutical Industries Ltd Sponsored ADR * (a)	170,640

	Total Israel	210,537

	Italy — 0.2%

17,269	Stellantis NV (a)	263,153

440,189	Telecom Italia SPA * (a)	117,006

	Total Italy	380,159

	Japan — 2.0%

1,621	AGC Inc (a)	59,044

22,000	Asahi Kasei Corp (a)	149,203

500	FUJIFILM Holdings Corp (a)	30,557

8,600	Hogy Medical Co Ltd (a)	196,800

12,200	Honda Motor Co Ltd (a)	347,148

2,900	Idemitsu Kosan Co Ltd (a)	56,232

24,900	Inpex Corp (a)	261,636

7,800	ITOCHU Corp (a)	263,312

7,400	Mitsubishi Corp (a)	295,852

1,500	Mitsubishi Electric Corp (a)	19,525

10,600	Mitsui OSK Lines Ltd (a)	241,067

500	NEC Corp (a)	23,465

2,000	Nippon Telegraph & Telephone Corp (a)	56,821

11,800	Nippon Yusen KK (a)	251,126

27,700	Obayashi Corp (a)	222,914

2,600	Renesas Electronics Corp * (a)	42,082

14,700	Sekisui House Ltd (a)	286,896

24,400	Shimizu Corp (a)	147,770

700	Shionogi & Co Ltd (a)	31,448

7,600	Subaru Corp (a)	130,357

39,500	Sumitomo Chemical Co Ltd (a)	117,621

15,400	Sumitomo Corp (a)	290,649

6,100	Taisei Corp (a)	193,830

1,200	TDK Corp (a)	45,779

8,800	Tosoh Corp (a)	101,094

Shares	Description	Value ($)
	Japan — continued

600	Toyota Tsusho Corp (a)	26,355

4,200	Yamaha Motor Co Ltd (a)	103,330

	Total Japan	3,991,913

	Mexico — 0.3%

29,502	Fomento Economico Mexicano SAB de CV	297,922

44,275	Grupo Mexico SAB de CV – Series B	197,484

	Total Mexico	495,406

	Netherlands — 0.8%

52,055	Aegon NV (a)	228,739

3,051	EXOR NV * (a)	253,371

2,737	ING Groep NV (a)	33,723

7,104	JDE Peet’s NV (a)	206,444

8,892	Koninklijke Ahold Delhaize NV (a)	281,897

14,975	Koninklijke Philips NV * (a)	282,917

5,953	NN Group NV (a)	214,767

	Total Netherlands	1,501,858

	New Zealand — 0.0%

7,740	Auckland International Airport Ltd * (a)	41,369

12,318	Meridian Energy Ltd (a)	39,331

	Total New Zealand	80,700

	Poland — 0.0%

6,650	Polski Koncern Naftowy ORLEN SA	94,685

	Portugal — 0.1%

28,679	EDP – Energias de Portugal SA	140,094

	Russia — 0.0%

2,505	LUKOIL PJSC (c)	1,711

5,410	Novatek PJSC (c)	860

	Total Russia	2,571

	South Africa — 0.0%

7,025	Bidvest Group Ltd (The)	84,858

	South Korea — 0.4%

331	E-MART Inc	21,018

3,320	Kia Corp	214,491

1,223	LG Corp	79,317

906	LG Electronics Inc	83,722

137	POSCO Holdings Inc	37,123

2,400	POSCO Holdings Inc Sponsored ADR (a)	162,912

2,735	SK Square Co Ltd *	95,123

	Total South Korea	693,706

	Spain — 0.5%

3,107	Amadeus IT Group SA * (a)	222,974

39,438	Banco Bilbao Vizcaya Argentaria SA (a)	259,292

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)
	Spain — continued

75,774	Banco Santander SA (a)	247,556

5,679	Industria de Diseno Textil SA (a)	189,995

	Total Spain	919,817

	Sweden — 0.2%

29,827	Fastighets AB Balder – B Shares * (a)	100,676

3,292	Investor AB – A Shares (a)	67,889

8,673	Kinnevik AB – Class B * (a)	125,191

3,780	Skanska AB – B Shares (a)	49,943

2,725	Svenska Cellulosa AB SCA – Class B (a)	36,231

	Total Sweden	379,930

	Switzerland — 0.4%

6,670	Adecco Group AG (Registered) * (a)	199,309

3,677	Logitech International SA (Registered) (a) (b)	235,195

500	Logitech International SA (Registered) (a) (b)	31,920

53	Roche Holding AG (a)	17,941

809	Roche Holding AG – Genusschein (a)	257,674

	Total Switzerland	742,039

	Thailand — 0.1%

21,200	Kasikornbank Pcl NVDR	78,856

263,800	Krung Thai Bank Pcl NVDR	143,941

	Total Thailand	222,797

	Turkey — 0.1%

60,102	Haci Omer Sabanci Holding AS	111,802

272,495	Yapi ve Kredi Bankasi AS	134,221

	Total Turkey	246,023

	United Kingdom — 0.9%

2,106	3i Group Plc (a)	51,376

5,969	Berkeley Group Holdings Plc (The) (a)	292,157

129,122	BT Group Plc (a)	235,872

2,961	Coca-Cola HBC AG * (a)	87,966

12,879	Compass Group Plc (a)	352,938

52,595	Kingfisher Plc (a)	151,284

4,988	Persimmon Plc (a)	74,666

6,763	Shell Plc (a)	185,935

72,474	Taylor Wimpey Plc (a)	103,227

22,329	Vodafone Group Plc Sponsored ADR (a)	211,679

	Total United Kingdom	1,747,100

	United States — 10.6%

1,500	3M Co. (a)	139,965

500	Akamai Technologies, Inc. * (a)	46,060

9,962	Ally Financial, Inc. (a)	265,687

2,717	Alphabet, Inc. – Class A * (a)	333,838

1,200	Alphabet, Inc. – Class C * (a)	148,044

1,344	American Express Co. (a)	213,105

2,400	Arrow Electronics, Inc. * (a)	303,936

Shares	Description	Value ($)
	United States — continued

200	Aspen Technology, Inc. * (a)	32,784

2,200	Best Buy Co., Inc. (a)	159,874

475	Biogen, Inc. * (a)	140,795

634	Bio-Rad Laboratories, Inc. – Class A * (a)	236,704

105	Booking Holdings, Inc. * (a)	263,421

9,513	BorgWarner, Inc. (a)	421,711

3,139	Capital One Financial Corp. (a)	327,115

1,212	CarMax, Inc. * (a)	87,519

6,300	Carrier Global Corp. (a)	257,670

2,200	CBRE Group, Inc. – Class A * (a)	164,824

4,000	Centene Corp. * (a)	249,640

1,666	Chesapeake Energy Corp. (a)	125,367

1,065	Chevron Corp. (a)	160,410

5,700	Citigroup, Inc. (a)	252,624

16,638	Cleveland-Cliffs, Inc. * (a)	230,935

4,300	Cognizant Technology Solutions Corp. – Class A (a)	268,707

7,000	Comcast Corp. – Class A (a)	275,450

275	Crowdstrike Holdings, Inc. – Class A * (a)	44,036

3,300	CVS Health Corp. (a)	224,499

3,221	Darling Ingredients, Inc. * (a)	204,147

4,361	Dell Technologies, Inc. – Class C (a)	195,416

2,002	Discover Financial Services (a)	205,685

24,900	DISH Network Corp. – Class A * (a)	160,107

1,800	DR Horton, Inc. (a)	192,312

1,000	Dropbox, Inc. – Class A * (a)	23,020

5,900	eBay, Inc. (a)	250,986

1,967	EOG Resources, Inc. (a)	211,039

1,304	Expedia Group, Inc. * (a)	124,806

900	FedEx Corp. (a)	196,182

6,700	Fidelity National Financial, Inc. (a)	228,738

24,100	Ford Motor Co. (a)	289,200

3,600	Fortune Brands Innovations, Inc. (a)	217,620

1,875	Fox Corp. – Class A (a)	58,500

7,200	Fox Corp. – Class B (a)	210,312

8,400	Franklin Resources, Inc. (a)	201,684

721	Generac Holdings, Inc. * (a)	78,531

8,300	General Motors Co. (a)	269,003

375	Goldman Sachs Group, Inc. (The) (a)	121,463

2,172	Green Plains, Inc. * (a)	62,988

1,196	Hilton Worldwide Holdings, Inc. (a)	162,800

9,000	HP, Inc. (a)	261,540

3,600	Incyte Corp. * (a)	221,580

10,000	Intel Corp. (a)	314,400

2,092	Intercontinental Exchange, Inc. (a)	221,647

2,100	International Business Machines Corp. (a)	270,039

6,965	Invesco Ltd. (a)	100,157

1,800	Jazz Pharmaceuticals Plc * (a)	230,688

14,800	Kinder Morgan, Inc. (a)	238,428

2,700	Knight-Swift Transportation Holdings, Inc. (a)	148,473

7,000	Kraft Heinz Co. (The) (a)	267,540

1,100	Laboratory Corp. of America Holdings (a)	233,783

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)
	United States — continued

265	Lam Research Corp. (a)	163,425

3,212	Las Vegas Sands Corp. * (a)	177,078

1,700	Lennar Corp. – Class A (a)	182,104

1,288	Liberty Global Plc – Class A * (a)	20,994

3,385	Liberty Global Plc – Class C * (a)	57,613

2,970	LyondellBasell Industries NV – Class A (a)	254,054

136	Markel Group, Inc. * (a)	178,803

6,298	Match Group, Inc. * (a)	217,281

2,116	Meta Platforms, Inc. – Class A * (a)	560,148

7,488	Micron Technology, Inc. (a)	510,682

2,166	Moderna, Inc. * (a)	276,620

2,100	Mohawk Industries, Inc. * (a)	193,284

5,000	Molson Coors Brewing Co. – Class B (a)	309,250

5,085	Mosaic Co. (The) (a)	162,517

7,971	NRG Energy, Inc. (a)	269,340

1,800	Nucor Corp. (a)	237,708

1,023	Occidental Petroleum Corp. (a)	58,986

1,320	Otis Worldwide Corp. (a)	104,953

7,233	Ovintiv, Inc. (a)	239,195

331	PACCAR, Inc. (a)	22,766

15,076	Paramount Global – Class B (a)	229,306

3,700	PayPal Holdings, Inc. * (a)	229,363

7,423	Pfizer, Inc. (a)	282,222

3,000	PulteGroup, Inc. (a)	198,240

863	QUALCOMM, Inc. (a)	97,873

2,306	Raytheon Technologies Corp. (a)	212,475

400	Regeneron Pharmaceuticals, Inc. * (a)	294,224

100	Roper Technologies, Inc. (a)	45,422

1,300	Skyworks Solutions, Inc. (a)	134,563

600	SS&C Technologies Holdings, Inc. (a)	32,976

2,725	Steel Dynamics, Inc. (a)	250,427

9,486	Synchrony Financial (a)	293,687

2,200	Textron, Inc. (a)	136,114

5,197	Tyson Foods, Inc. – Class A (a)	263,176

1,900	Universal Health Services, Inc. – Class B (a)	251,047

3,787	US Bancorp (a)	113,231

7,900	Verizon Communications, Inc. (a)	281,477

600	Vertex Pharmaceuticals, Inc. * (a)	194,142

24,200	Viatris, Inc. (a)	221,430

4,279	Walgreens Boots Alliance, Inc. (a)	129,953

4,884	Wells Fargo & Co. (a)	194,432

6,302	Western Digital Corp. * (a)	244,076

2,048	Westlake Corp. (a)	212,890

1,618	Whirlpool Corp. (a)	209,191

4,000	Zoom Video Communications, Inc. – Class A * (a)	268,520

	Total United States	20,764,792

	TOTAL COMMON STOCKS (COST $43,666,048)	41,925,388

Shares / Par Value†	Description	Value ($)
	PREFERRED STOCKS (e) —0.3%

	Brazil — 0.1%

26,590	Bradespar SA	111,585

4,000	Petroleo Brasileiro SA	20,594

14,400	Petroleo Brasileiro SA Sponsored ADR (a)	148,032

	Total Brazil	280,211

	Germany — 0.2%

1,572	Bayerische Motoren Werke AG (a)	161,839

785	Porsche Automobil Holding SE * (a)	43,725

1,520	Volkswagen AG (a)	190,428

	Total Germany	395,992

	TOTAL PREFERRED STOCKS (COST $654,006)	676,203

	DEBT OBLIGATIONS — 4.4%

	United States — 4.4%

	U.S. Government — 2.6%

5,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.57%, due 01/31/25 (a)	5,009,247

	U.S. Government Agency — 1.8%

1,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.16%, due 10/06/23	1,000,009

1,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 5.18%, due 03/06/24	1,000,872

1,500,000	Federal Home Loan Banks, 5.23%, due 03/22/24	1,494,437

	Total U.S. Government Agency	3,495,318

	Total United States	8,504,565

	TOTAL DEBT OBLIGATIONS (COST $8,503,102)	8,504,565

	MUTUAL FUNDS — 80.6%

	United States — 80.6%

	Affiliated Issuers — 80.6%

415,409	GMO Emerging Country Debt Fund, Class VI	7,302,881

1,264,729	GMO Emerging Markets ex-China Fund, Class VI	17,263,551

769,179	GMO Emerging Markets Fund, Class VI	16,583,490

293,772	GMO High Yield Fund, Class VI	4,985,311

1,067,031	GMO International Equity Fund, Class IV	22,845,136

1,293,233	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	16,734,436

523,633	GMO-Usonian Japan Value Creation Fund, Class VI	9,247,358

1,131,643	GMO Multi-Sector Fixed Income Fund, Class IV	19,170,038

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Affiliated Issuers — continued

266,670	GMO Quality Fund, Class VI	7,088,094

331,353	GMO Small Cap Quality Fund, Class VI	7,173,801

789,237	GMO U.S. Equity Fund, Class VI	9,833,890

832,133	GMO U.S. Opportunistic Value Fund, Class VI	16,076,809

629,987	GMO U.S. Treasury Fund	3,149,935

	Total Affiliated Issuers	157,454,730

	TOTAL MUTUAL FUNDS (COST $170,655,517)	157,454,730

	SHORT-TERM INVESTMENTS — 10.3%

	Money Market Funds — 0.3%

677,879	State Street Institutional Treasury Money Market Fund – Premier Class, 4.94% (f)	677,879

	Repurchase Agreements — 9.2%

17,999,726	Nomura Securities International, Inc. Repurchase Agreement, dated 05/31/23, maturing on 06/01/23 with a maturity value of $18,002,246 and an effective yield of 5.04%, collateralized by a U.S. Treasury Note with maturity date 10/31/27 and a market value of $18,367,022.	17,999,726

	U.S. Government Agency — 0.8%

1,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 5.09%, due 06/07/23	1,499,993

	TOTAL SHORT-TERM INVESTMENTS (COST $20,177,605)	20,177,598

	TOTAL INVESTMENTS — 117.1% (Cost $243,656,278)	228,738,484

	SECURITIES SOLD SHORT — (17.3)%

	Common Stocks — (17.2)%

	Australia — (0.4)%

(4,131)	ASX Ltd	(181,076)

(876)	Cochlear Ltd	(138,638)

(6,552)	IDP Education Ltd	(92,891)

(13)	Macquarie Group Ltd	(1,442)

(96,953)	Pilbara Minerals Ltd	(277,940)

(5,372)	Qantas Airways Ltd *	(23,198)

(3,410)	Ramsay Health Care Ltd	(127,250)

(562)	WiseTech Global Ltd	(27,314)

	Total Australia	(869,749)

	Austria — (0.1)%

(2,362)	Verbund AG	(178,482)

	Belgium — (0.1)%

(4,837)	Anheuser-Busch InBev SA/NV	(258,029)

Shares	Description	Value ($)

	Canada — (0.8)%

(4,300)	Agnico Eagle Mines Ltd	(218,354)

(5,200)	Algonquin Power & Utilities Corp	(43,836)

(12,100)	AltaGas Ltd	(205,187)

(1,270)	Cameco Corp	(35,357)

(7,373)	Enbridge Inc	(259,530)

(1,984)	Franco-Nevada Corp	(288,454)

(1,500)	GFL Environmental Inc	(54,210)

(8,100)	Pembina Pipeline Corp	(245,187)

(4,000)	Restaurant Brands International Inc	(291,640)

	Total Canada	(1,641,755)

	Denmark — (0.1)%

(232)	Coloplast A/S – Class B	(29,275)

(5,884)	Tryg A/S	(133,931)

	Total Denmark	(163,206)

	Finland — (0.0)%

(1,468)	Elisa Oyj	(82,231)

	France — (0.6)%

(7,842)	Accor SA *	(261,150)

(1,525)	Aeroports de Paris *	(232,437)

(38)	Euronext NV	(2,536)

(13,476)	Getlink SE	(229,291)

(161)	Hermes International	(328,411)

(185)	Sartorius Stedim Biotech	(48,769)

	Total France	(1,102,594)

	Germany — (0.7)%

(6,166)	Delivery Hero SE *	(231,566)

(866)	Deutsche Boerse AG	(149,786)

(1,001)	MTU Aero Engines AG	(231,565)

(1,305)	Puma SE	(62,372)

(189)	Rational AG	(127,024)

(2,325)	Symrise AG – Class A	(248,990)

(70,965)	Telefonica Deutschland Holding AG	(200,084)

(1,286)	Zalando SE *	(37,397)

	Total Germany	(1,288,784)

	Israel — (0.2)%

(1,800)	CyberArk Software Ltd *	(278,514)

(1,242)	Wix.com Ltd *	(94,665)

	Total Israel	(373,179)

	Italy — (0.5)%

(6,384)	Amplifon SPA	(221,441)

(208)	DiaSorin SPA	(21,484)

(876)	Ferrari NV (b)	(250,748)

(200)	Ferrari NV (b)	(57,334)

(15,620)	FinecoBank Banca Fineco SPA	(208,654)

(19,965)	Infrastrutture Wireless Italiane SPA	(254,554)

	Total Italy	(1,014,215)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — (1.9)%

(5,900)	Aeon Co Ltd	(116,688)

(11,300)	ANA Holdings Inc *	(250,652)

(7,800)	Asahi Intecc Co Ltd	(148,633)

(400)	East Japan Railway Co	(22,051)

(2,400)	GMO Payment Gateway Inc	(189,269)

(12,900)	Japan Airlines Co Ltd	(246,522)

(5,900)	Japan Exchange Group Inc	(96,343)

(3,700)	Keio Corp	(130,204)

(1,800)	Keisei Electric Railway Co Ltd	(69,010)

(2,000)	Lasertec Corp	(314,026)

(10,200)	M3 Inc	(226,400)

(15,200)	MonotaRO Co Ltd	(210,769)

(700)	Nidec Corp	(34,689)

(10,600)	Nihon M&A Center Holdings Inc	(74,107)

(16,700)	Nippon Paint Holdings Co Ltd	(127,883)

(10,700)	Odakyu Electric Railway Co Ltd	(155,780)

(8,500)	Oriental Land Co Ltd	(318,348)

(43,900)	Rakuten Group Inc	(181,034)

(3,500)	Shiseido Co Ltd	(158,940)

(23,900)	SoftBank Corp	(254,685)

(800)	SoftBank Group Corp	(31,478)

(3,400)	Tobu Railway Co Ltd	(88,942)

(10,200)	Tokyu Corp	(131,725)

(700)	West Japan Railway Co	(29,317)

	Total Japan	(3,607,495)

	Netherlands — (0.4)%

(187)	Adyen NV *	(306,277)

(1,223)	IMCD NV	(184,352)

(6,105)	Just Eat Takeaway.com NV *	(92,333)

(12,991)	Universal Music Group NV	(257,703)

	Total Netherlands	(840,665)

	New Zealand — (0.2)%

(4,074)	Xero Ltd *	(290,855)

	Peru — (0.1)%

(3,500)	Southern Copper Corp	(233,695)

	Singapore — (0.2)%

(47,728)	Grab Holdings Ltd – Class A *	(142,229)

(448,200)	Sembcorp Marine Ltd *	(40,724)

(22,100)	Singapore Exchange Ltd	(151,551)

	Total Singapore	(334,504)

	Spain — (0.3)%

(8,306)	Cellnex Telecom SA	(336,604)

(9,800)	Ferrovial SA	(304,070)

	Total Spain	(640,674)

Shares	Description	Value ($)

	Sweden — (0.1)%

(1,849)	Evolution AB	(244,084)

	Switzerland — (0.3)%

(246)	Banque Cantonale Vaudoise	(24,816)

(5)	Chocoladefabriken Lindt & Spruengli AG	(59,917)

(186)	Partners Group Holding AG	(168,151)

(1,550)	Straumann Holding AG (Registered)	(227,724)

	Total Switzerland	(480,608)

	United Kingdom — (0.9)%

(2,205)	Admiral Group Plc	(63,872)

(25,277)	Auto Trader Group Plc	(198,374)

(1,978)	Halma Plc	(59,365)

(14,090)	Hargreaves Lansdown Plc	(140,675)

(37,618)	Informa Plc	(326,600)

(3,478)	InterContinental Hotels Group Plc	(228,855)

(2,983)	London Stock Exchange Group Plc	(318,001)

(9,993)	M&G Plc	(24,686)

(162,689)	Rolls-Royce Holdings Plc *	(290,645)

(605)	Spirax-Sarco Engineering Plc	(82,466)

	Total United Kingdom	(1,733,539)

	United States — (9.3)%

(11,200)	AES Corp. (The)	(221,088)

(1,500)	Alnylam Pharmaceuticals, Inc. *	(277,515)

(5,900)	Altria Group, Inc.	(262,078)

(700)	American Tower Corp. (REIT)	(129,108)

(163)	Amgen, Inc.	(35,966)

(3,144)	Ares Management Corp. – Class A	(273,811)

(1,500)	Arthur J Gallagher & Co.	(300,495)

(100)	Autodesk, Inc. *	(19,939)

(421)	Axon Enterprise, Inc. *	(81,215)

(126)	Becton Dickinson & Co.	(30,462)

(3,004)	Bills Holdings, Inc. *	(311,154)

(2,900)	Bio-Techne Corp.	(237,191)

(1,500)	Boeing Co. (The) *	(308,550)

(361)	Broadcom, Inc.	(291,674)

(1,472)	Burlington Stores, Inc. *	(221,477)

(5,400)	Caesars Entertainment, Inc. *	(221,454)

(4,457)	Ceridian HCM Holding, Inc. *	(275,666)

(157)	Chipotle Mexican Grill, Inc. – Class A *	(326,009)

(10,359)	Clarivate Plc *	(80,800)

(5,317)	Cloudflare, Inc. – Class A *	(367,724)

(214)	CME Group, Inc.	(38,253)

(600)	Crown Castle, Inc. (REIT)	(67,926)

(2,400)	Dexcom, Inc. *	(281,424)

(191)	Ecolab, Inc.	(31,525)

(1,800)	Equity LifeStyle Properties, Inc. (REIT)	(113,706)

(100)	Erie Indemnity Co. – Class A	(21,410)

(2,000)	Essential Utilities, Inc.	(81,480)

(4,000)	Exact Sciences Corp. *	(326,320)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2023 (Unaudited)

Shares	Description	Value ($)
	United States — continued

(54)	Fair Isaac Corp. *	(42,534)

(2,877)	Fastenal Co.	(154,926)

(332)	Fiserv, Inc. *	(37,247)

(4,300)	Fortinet, Inc. *	(293,819)

(932)	Gartner, Inc. *	(319,546)

(119)	Hershey Co. (The)	(30,904)

(2,140)	Hess Corp.	(271,074)

(800)	HubSpot, Inc. *	(414,392)

(600)	IDEXX Laboratories, Inc. *	(278,862)

(1,891)	Ingersoll Rand, Inc.	(107,144)

(900)	Insulet Corp. *	(246,825)

(1,533)	IQVIA Holdings, Inc. *	(301,863)

(2,700)	Iron Mountain, Inc. (REIT)	(144,234)

(2,351)	Lamb Weston Holdings, Inc.	(261,431)

(4,100)	Liberty Media Corp.-Liberty Formula One – Class C *	(288,640)

(900)	Linde Plc	(318,294)

(3,800)	Live Nation Entertainment, Inc. *	(303,772)

(800)	MarketAxess Holdings, Inc.	(217,928)

(700)	Mastercard, Inc. – Class A	(255,514)

(288)	McCormick & Co., Inc.	(24,690)

(95)	McDonald’s Corp.	(27,085)

(1,300)	MongoDB, Inc. – Class A *	(381,927)

(244)	Monolithic Power Systems, Inc.	(119,538)

(600)	Moody’s Corp.	(190,128)

(619)	MSCI, Inc. – Class A	(291,258)

(5,811)	Newmont Corp.	(235,636)

(8,600)	NiSource, Inc.	(231,254)

(3,678)	Novocure Ltd. *	(264,117)

(3,500)	Okta, Inc. *	(318,150)

(3,900)	ONEOK, Inc.	(220,974)

(22,500)	Palantir Technologies, Inc. – Class A *	(330,975)

(2,732)	Paychex, Inc.	(286,669)

(200)	Paylocity Holding Corp. *	(34,550)

(2,900)	Philip Morris International, Inc.	(261,029)

(200)	PTC, Inc. *	(26,880)

(200)	Repligen Corp. *	(33,584)

(6,800)	ROBLOX Corp. – Class A *	(284,648)

(4,085)	Roku, Inc.*	(237,747)

(6,604)	Rollins, Inc.	(259,669)

(4,100)	Royal Caribbean Cruises Ltd. *	(331,977)

Shares	Description	Value ($)
	United States — continued

(600)	ServiceNow, Inc. *	(326,868)

(900)	Sherwin-Williams Co. (The)	(205,002)

(1,200)	Simon Property Group, Inc. (REIT)	(126,180)

(1,200)	Snowflake, Inc. – Class A *	(198,432)

(391)	Stanley Black & Decker, Inc.	(29,313)

(2,800)	Starbucks Corp.	(273,392)

(100)	STERIS Plc	(19,997)

(189)	Sysco Corp.	(13,221)

(1,513)	Tesla, Inc. *	(308,546)

(11,993)	Toast, Inc. – Class A *	(251,493)

(4,400)	Trade Desk, Inc. (The) – Class A *	(308,352)

(400)	TransDigm Group, Inc.	(309,460)

(2,958)	Twilio, Inc. – Class A *	(205,936)

(8,694)	Uber Technologies, Inc. *	(329,763)

(3,200)	UDR, Inc. (REIT)	(126,944)

(1,000)	Vail Resorts, Inc.	(243,200)

(100)	Vulcan Materials Co.	(19,550)

(9,700)	Williams Cos., Inc. (The)	(278,002)

(6,145)	Wolfspeed, Inc. *	(295,206)

(200)	Yum! Brands, Inc.	(25,738)

(2,242)	Zillow Group, Inc. – Class C *	(102,258)

(2,200)	Zscaler, Inc. *	(298,056)

	Total United States	(18,211,763)

	TOTAL COMMON STOCKS (PROCEEDS $35,065,422)	(33,590,106)

	PREFERRED STOCKS (e) — (0.1)%

	Germany — (0.1)%

(561)	Sartorius AG	(188,283)

(317)	Dr Ing hc F Porsche AG *	(39,468)

	TOTAL PREFERRED STOCKS (PROCEEDS $275,671)	(227,751)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $35,341,093)	(33,817,857)

	Other Assets and Liabilities (net) — 0.2%	464,801

	TOTAL NET ASSETS — 100.0%	$195,385,428

A summary of outstanding financial instruments at May 31, 2023 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	GS	USD	836,336	06/24/2024	Monthly	—	14,770	14,770
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,754,303	06/18/2024	Monthly	—	45,647	45,647

							$—	$60,417	$60,417

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2023 (Unaudited)

As of May 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any. (b) Securities are traded on separate exchanges for the same entity.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	Investment valued using significant unobservable inputs

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists. (f) The rate disclosed is the 7 day net yield as of May 31, 2023.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

Portfolio Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd. and GMO Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2023, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$3,792,893	$—	$3,792,893
Belgium	—	824,318	—	824,318
Brazil	151,854	62,445	—	214,299
Canada	4,149,821	—	352,512	4,502,333
China	—	720,224	135,189	855,413
Denmark	—	1,150,753	—	1,150,753
Finland	—	419,767	—	419,767
France	—	1,230,362	—	1,230,362
Germany	—	786,380	—	786,380
India	—	1,031,453	—	1,031,453
Israel	3,420,928	29,166	—	3,450,094
Italy	—	531,554	—	531,554
Japan	59,661	17,900,475	—	17,960,136
Netherlands	—	2,012,900	—	2,012,900
New Zealand	—	144,056	—	144,056
Poland	—	125,582	—	125,582
Portugal	—	189,104	—	189,104
South Africa	—	129,358	—	129,358
South Korea	264,732	768,819	—	1,033,551
Spain	—	780,091	—	780,091
Sweden	—	547,580	—	547,580
Switzerland	—	1,098,766	—	1,098,766
Taiwan	3,833,195	—	—	3,833,195
Thailand	—	311,546	—	311,546
Turkey	—	363,539	—	363,539
United Kingdom	307,152	1,047,978	—	1,355,130
United States	73,048,050	—	15,395	73,063,445

TOTAL COMMON STOCKS	85,235,393	35,999,109	503,096	121,737,598

Preferred Stocks
Brazil	202,516	—	—	202,516
Germany	—	553,139	—	553,139

TOTAL PREFERRED STOCKS	202,516	553,139	—	755,655

Rights/Warrants
United States	—	—	384,887	384,887

TOTAL RIGHTS/WARRANTS	—	—	384,887	384,887

Investment Funds
United States	—	—	2,331,920	2,331,920

TOTAL INVESTMENT FUNDS	—	—	2,331,920	2,331,920

Debt Obligations
United States	57,056,772	44,767,440	—	101,824,212

TOTAL DEBT OBLIGATIONS	57,056,772	44,767,440	—	101,824,212

Mutual Funds
United States	5,888,327	—	—	5,888,327

TOTAL MUTUAL FUNDS	5,888,327	—	—	5,888,327

Short-Term Investments	1,412,186	42,376,974	—	43,789,160
Purchased Options	—	39,088	—	39,088

Total Investments	149,795,194	123,735,750	3,219,903	276,750,847

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,590,480	—	2,590,480
Futures Contracts
Equity Risk	34,459	29,132	—	63,591
Interest Rate Risk	66,681	—	—	66,681
Physical Commodity Contract Risk	1,127,664	—	—	1,127,664

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Swap Contracts
Credit Risk	$—	$4,770,661	$—	$4,770,661
Equity Risk	—	399,423	—	399,423
Interest Rate Risk	—	860,139	—	860,139

Total	$151,023,998	$132,385,585	$3,219,903	$286,629,486

Liability Valuation Inputs
Common Stocks
Australia	$—	$(1,162,074)	$—	$(1,162,074)
Austria	—	(286,236)	—	(286,236)
Belgium	—	(340,448)	—	(340,448)
Canada	(2,652,071)	—	—	(2,652,071)
Denmark	—	(230,502)	—	(230,502)
Finland	—	(155,994)	—	(155,994)
France	—	(1,498,878)	—	(1,498,878)
Germany	—	(1,876,607)	—	(1,876,607)
Israel	(501,155)	—	—	(501,155)
Italy	(77,688)	(1,340,456)	—	(1,418,144)
Japan	—	(4,929,195)	—	(4,929,195)
Netherlands	—	(1,110,006)	—	(1,110,006)
New Zealand	—	(387,879)	—	(387,879)
Peru	(327,173)	—	—	(327,173)
Singapore	(206,627)	(246,113)	—	(452,740)
Spain	—	(873,078)	—	(873,078)
Sweden	—	(314,312)	—	(314,312)
Switzerland	—	(601,081)	—	(601,081)
United Kingdom	—	(2,419,479)	—	(2,419,479)
United States	(38,939,131)	—	—	(38,939,131)

TOTAL COMMON STOCKS	(42,703,845)	(17,772,338)	—	(60,476,183)

Preferred Stocks
Germany	—	(255,407)	—	(255,407)

TOTAL PREFERRED STOCKS	—	(255,407)	—	(255,407)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(963,974)	—	(963,974)
Futures Contracts
Equity Risk	(685,821)	(837,086)	—	(1,522,907)
Interest Rate Risk	(144,038)	—	—	(144,038)
Physical Commodity Contract Risk	(609,438)	—	—	(609,438)
Written Options
Credit Risk	—	(144,016)	—	(144,016)
Equity Risk	(734,454)	—	(25,440)	(759,894)
Swap Contacts
Credit Risk	—	(2,073,864)	—	(2,073,864)
Equity Risk	—	(488,121)	—	(488,121)
Interest Rate Risk	—	(923,710)	—	(923,710)

Total	$(44,877,596)	$(23,458,516)	$(25,440)	$(68,361,552)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$4,103,523,300	$—	$—	$4,103,523,300
Short-Term Investments	3,393,990	—	—	3,393,990

Total Investments	4,106,917,290	—	—	4,106,917,290

Total	$4,106,917,290	$—	$—	$4,106,917,290

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$10,731,238	$—		$10,731,238
Austria	—	739,075	—		739,075
Belgium	—	7,523,959	—		7,523,959
Brazil	2,818,999	4,271,210	—		7,090,209
Canada	19,022,537	70,877	15,800		19,109,214
Chile	19,370	1,505,885	—		1,525,255
China	—	34,886,375	730,697		35,617,072
Czech Republic	—	360,332	—		360,332
Denmark	—	6,911,573	—		6,911,573
Egypt	—	543,283	—		543,283
Finland	—	6,813,065	—		6,813,065
France	1,384,346	37,860,168	—		39,244,514
Germany	—	17,382,796	—		17,382,796
Greece	—	744,565	0	§	744,565
Hong Kong	—	5,203,778	—		5,203,778
Hungary	—	2,259,609	—		2,259,609
India	1,695,757	24,962,771	696		26,659,224
Indonesia	—	4,160,476	—		4,160,476
Ireland	1,815,893	3,672,798	—		5,488,691
Israel	1,162,080	161,397	—		1,323,477
Italy	89,840	11,283,970	—		11,373,810
Japan	19,887	136,188,732	—		136,208,619
Kuwait	—	143,943	—		143,943
Malaysia	—	828,243	—		828,243
Mexico	12,517,883	—	0	§	12,517,883
Netherlands	—	22,192,019	—		22,192,019
New Zealand	—	588,353	—		588,353
Norway	—	3,643,471	—		3,643,471
Pakistan	—	34,562	—		34,562
Panama	14,124	—	—		14,124
Philippines	—	43,487	—		43,487
Poland	—	3,557,816	—		3,557,816
Portugal	—	1,818,601	—		1,818,601
Qatar	—	260,029	—		260,029
Russia	—	300,263	378,700		678,963
Saudi Arabia	526,229	1,554,284	—		2,080,513
Singapore	—	5,177,902	—		5,177,902
South Africa	724,686	11,105,598	—		11,830,284
South Korea	1,948,699	32,767,588	—		34,716,287
Spain	—	18,307,078	—		18,307,078
Sweden	—	6,753,405	—		6,753,405
Switzerland	907,712	14,511,894	—		15,419,606
Taiwan	2,880,240	36,929,003	—		39,809,243
Thailand	—	8,696,109	—		8,696,109
Turkey	—	5,750,845	—		5,750,845
United Arab Emirates	407,201	149,912	—		557,113
United Kingdom	5,152,705	39,620,885	592		44,774,182
United States	193,647,620	—	—		193,647,620
Vietnam	—	2,192,845	—		2,192,845

TOTAL COMMON STOCKS	246,755,808	535,166,067	1,126,485		783,048,360

Preferred Stocks
Brazil	5,675,688	7,401,251	—		13,076,939
Colombia	32,131	—	—		32,131
Germany	—	3,464,048	—		3,464,048
Russia	—	—	42,128		42,128
South Korea	—	2,578,688	—		2,578,688
Taiwan	—	34,289	—		34,289

TOTAL PREFERRED STOCKS	5,707,819	13,478,276	42,128		19,228,223

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$139,148,605	$—	$—	$139,148,605

TOTAL DEBT OBLIGATIONS	139,148,605	—	—	139,148,605

Mutual Funds
United States	233,308,104	—	—	233,308,104

TOTAL MUTUAL FUNDS	233,308,104	—	—	233,308,104

Short-Term Investments	10,842,338	87,000,000	—	97,842,338
Purchased Options	—	9,463	—	9,463

Total Investments	635,762,674	635,653,806	1,168,613	1,272,585,093

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	474,089	—	474,089
Futures Contracts
Interest Rate Risk	6,116	—	—	6,116
Swap Contracts
Equity Risk	—	361,752	—	361,752
Interest Rate Risk	—	717,961	—	717,961

Total	$635,768,790	$637,207,608	$1,168,613	$1,274,145,011

Liability Valuation Inputs
Common Stocks
Australia	$—	$(4,837,072)	$—	$(4,837,072)
Austria	—	(1,300,604)	—	(1,300,604)
Belgium	—	(1,589,253)	—	(1,589,253)
Canada	(10,132,189)	—	—	(10,132,189)
Denmark	—	(1,090,847)	—	(1,090,847)
Finland	—	(572,040)	—	(572,040)
France	—	(6,784,504)	—	(6,784,504)
Germany	—	(8,031,696)	—	(8,031,696)
Israel	(2,221,700)	—	—	(2,221,700)
Italy	(28,667)	(6,311,875)	—	(6,340,542)
Japan	—	(21,431,694)	—	(21,431,694)
Netherlands	—	(5,132,736)	—	(5,132,736)
New Zealand	—	(1,926,613)	—	(1,926,613)
Peru	(1,503,660)	—	—	(1,503,660)
Russia	—	—	(597)	(597)
Singapore	(913,358)	(1,016,997)	—	(1,930,355)
Spain	—	(3,692,771)	—	(3,692,771)
Sweden	—	(1,358,499)	—	(1,358,499)
Switzerland	—	(2,431,890)	—	(2,431,890)
United Kingdom	—	(10,491,656)	—	(10,491,656)
United States	(106,193,316)	—	—	(106,193,316)

TOTAL COMMON STOCKS	(120,992,890)	(78,000,747)	(597)	(198,994,234)

Preferred Stocks
Germany	—	(1,165,274)	—	(1,165,274)

TOTAL PREFERRED STOCKS	—	(1,165,274)	—	(1,165,274)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(538,734)	—	(538,734)
Futures Contracts
Interest Rate Risk	(57,439)	—	—	(57,439)
Swap Contacts
Interest Rate Risk	—	(856,505)	—	(856,505)

Total	$(121,050,329)	$(80,561,260)	$(597)	$(201,612,186)

Description	Level 1	Level 2	Level 3		Total
Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$336,187,735	$—	$—		$336,187,735
Short-Term Investments	754,409	—	—		754,409

Total Investments	336,942,144	—	—		336,942,144

Total	$336,942,144	$—	$—		$336,942,144

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$67,383,265	$—	$—		$67,383,265
Short-Term Investments	40,062	—	—		40,062

Total Investments	67,423,327	—	—		67,423,327

Total	$67,423,327	$—	$—		$67,423,327

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$590,355,581	$—	$—		$590,355,581
Short-Term Investments	313,717	—	—		313,717

Total Investments	590,669,298	—	—		590,669,298

Total	$590,669,298	$—	$—		$590,669,298

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,263,673	$—	$—		$1,263,673
Australia	—	48,557,864	—		48,557,864
Austria	—	3,985,273	—		3,985,273
Belgium	—	26,854,702	—		26,854,702
Brazil	9,772,281	17,812,981	—		27,585,262
Canada	86,611,154	194,750	1,449,566		88,255,470
Chile	175,820	4,641,799	—		4,817,619
China	—	114,785,670	1,759,997		116,545,667
Czech Republic	—	1,097,473	—		1,097,473
Denmark	—	27,239,439	—		27,239,439
Egypt	—	1,733,441	—		1,733,441
Finland	—	22,951,555	—		22,951,555
France	4,458,942	129,592,179	—		134,051,121
Germany	—	58,070,769	—		58,070,769
Greece	—	2,432,375	—		2,432,375
Hong Kong	—	16,828,235	—		16,828,235
Hungary	—	8,544,155	—		8,544,155
India	4,839,748	83,596,396	3,155		88,439,299
Indonesia	—	14,029,226	—		14,029,226
Ireland	6,307,427	12,277,307	—		18,584,734
Israel	16,378,841	1,742,027	—		18,120,868
Italy	163,045	40,086,626	—		40,249,671
Japan	838,095	453,914,201	—		454,752,296
Kuwait	—	160,896	—		160,896
Malaysia	—	2,769,956	—		2,769,956
Mexico	42,338,913	—	0	§	42,338,913
Netherlands	—	76,839,063	176		76,839,239
New Zealand	—	2,233,568	—		2,233,568
Norway	—	15,468,928	—		15,468,928
Pakistan	—	234,334	—		234,334
Panama	23,465	—	—		23,465
Philippines	—	637,701	—		637,701
Poland	—	11,741,442	—		11,741,442
Portugal	—	11,190,428	—		11,190,428
Qatar	—	894,356	—		894,356
Russia	—	587,682	1,006,255		1,593,937
Saudi Arabia	1,644,510	4,674,158	—		6,318,668

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Singapore	$—	$17,132,179	$—	$17,132,179
South Africa	2,335,870	39,601,712	—	41,937,582
South Korea	7,636,500	101,265,259	—	108,901,759
Spain	—	64,700,205	—	64,700,205
Sweden	—	24,145,641	—	24,145,641
Switzerland	2,814,299	50,446,101	—	53,260,400
Taiwan	30,579,811	111,839,317	—	142,419,128
Thailand	—	28,160,523	—	28,160,523
Turkey	—	19,972,596	—	19,972,596
Ukraine	—	140,667	—	140,667
United Arab Emirates	1,261,784	411,729	—	1,673,513
United Kingdom	20,867,343	145,923,499	779	166,791,621
United States	918,494,504	—	2,884,458	921,378,962
Vietnam	—	7,366,855	—	7,366,855

TOTAL COMMON STOCKS	1,158,806,025	1,829,507,238	7,104,386	2,995,417,649

Preferred Stocks
Brazil	18,607,414	29,232,676	—	47,840,090
Chile	1,700,505	89,403	—	1,789,908
Germany	—	12,516,339	—	12,516,339
Russia	—	—	92,121	92,121
South Korea	—	11,680,518	—	11,680,518
Taiwan	—	222,994	—	222,994

TOTAL PREFERRED STOCKS	20,307,919	53,741,930	92,121	74,141,970

Rights/Warrants
Canada	—	—	222	222
United States	—	—	845,681	845,681

TOTAL RIGHTS/WARRANTS	—	—	845,903	845,903

Investment Funds
United States	—	—	10,295,869	10,295,869

TOTAL INVESTMENT FUNDS	—	—	10,295,869	10,295,869

Debt Obligations
Netherlands	—	—	58	58
United States	839,217,253	—	262,352	839,479,605

TOTAL DEBT OBLIGATIONS	839,217,253	—	262,410	839,479,663

Mutual Funds
United States	13,150,925	—	—	13,150,925

TOTAL MUTUAL FUNDS	13,150,925	—	—	13,150,925

Short-Term Investments	45,038,496	360,450,026	—	405,488,522
Purchased Options	—	111,121	—	111,121

Total Investments	2,076,520,618	2,243,810,315	18,600,689	4,338,931,622

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	12,120,160	—	12,120,160
Futures Contracts
Equity Risk	170,353	171,776	—	342,129
Interest Rate Risk	28,874	—	—	28,874
Physical Commodity Contract Risk	6,174,255	—	—	6,174,255
Swap Contracts
Equity Risk	—	3,121,578	—	3,121,578
Interest Rate Risk	—	8,480,123	—	8,480,123

Total	$2,082,894,100	$2,267,703,952	$18,600,689	$4,369,198,741

Liability Valuation Inputs
Common Stocks
Australia	$—	$(18,955,332)	$—	$(18,955,332)
Austria	—	(5,009,122)	—	(5,009,122)
Belgium	—	(6,183,749)	—	(6,183,749)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Canada	$(40,219,360)	$—	$—	$(40,219,360)
Denmark	—	(4,067,627)	—	(4,067,627)
Finland	—	(2,533,729)	—	(2,533,729)
France	—	(26,018,577)	—	(26,018,577)
Germany	—	(30,886,531)	—	(30,886,531)
Israel	(8,421,465)	—	—	(8,421,465)
Italy	(845,963)	(23,688,255)	—	(24,534,218)
Japan	—	(82,138,903)	—	(82,138,903)
Netherlands	—	(19,014,241)	—	(19,014,241)
New Zealand	—	(7,163,007)	—	(7,163,007)
Peru	(5,852,724)	—	—	(5,852,724)
Singapore	(3,347,297)	(3,909,817)	—	(7,257,114)
Spain	—	(14,137,605)	—	(14,137,605)
Sweden	—	(5,232,685)	—	(5,232,685)
Switzerland	—	(9,423,004)	—	(9,423,004)
United Kingdom	—	(40,655,216)	—	(40,655,216)
United States	(463,213,986)	—	—	(463,213,986)

TOTAL COMMON STOCKS	(521,900,795)	(299,017,400)	—	(820,918,195)

Preferred Stocks
Germany	—	(4,533,559)	—	(4,533,559)

TOTAL PREFERRED STOCKS	—	(4,533,559)	—	(4,533,559)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(8,285,812)	—	(8,285,812)
Futures Contracts
Equity Risk	(2,017,268)	(4,560,223)	—	(6,577,491)
Interest Rate Risk	(610,278)	—	—	(610,278)
Physical Commodity Contract Risk	(3,286,831)	—	—	(3,286,831)
Written Options
Equity Risk	(2,381,674)	—	(96,700)	(2,478,374)
Swap Contacts
Equity Risk	—	(2,507,604)	—	(2,507,604)
Interest Rate Risk	—	(9,692,549)	—	(9,692,549)

Total	$(530,196,846)	$(328,597,147)	$(96,700)	$(858,890,693)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$226,375,557	$—	$—	$226,375,557
Short-Term Investments	127,676	—	—	127,676

Total Investments	226,503,233	—	—	226,503,233

Total	$226,503,233	$—	$—	$226,503,233

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$357,033,868	$—	$—	$357,033,868
Short-Term Investments	215,070	—	—	215,070

Total Investments	357,248,938	—	—	357,248,938

Total	$357,248,938	$—	$—	$357,248,938

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
United States	$108,917,881	$—	$—	$108,917,881

TOTAL DEBT OBLIGATIONS	108,917,881	—	—	108,917,881

Short-Term Investments	213,918	12,510,016	—	12,723,934

Total Investments	109,131,799	12,510,016	—	121,641,815

Description	Level 1	Level 2	Level 3	Total
Consolidated SGM Major Markets Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$1,489,529	$—	$1,489,529
Futures Contracts
Equity Risk	51,696	—	—	51,696
Interest Rate Risk	7,816	—	—	7,816
Physical Commodity Contract Risk	709,553	—	—	709,553
Swap Contracts
Equity Risk	—	571,090	—	571,090

Total	$109,900,864	$14,570,635	$—	$124,471,499

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(196,359)	$—	$(196,359)
Futures Contracts
Equity Risk	(590,066)	(1,366,804)	—	(1,956,870)
Interest Rate Risk	(213,533)	—	—	(213,533)
Physical Commodity Contract Risk	(550,996)	—	—	(550,996)
Swap Contacts
Equity Risk	—	(684,226)	—	(684,226)

Total	$(1,354,595)	$(2,247,389)	$—	$(3,601,984)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,096,730	$—	$1,096,730
Belgium	—	600,621	—	600,621
Brazil	82,388	77,248	—	159,636
Canada	1,877,833	—	—	1,877,833
China	—	749,162	86,927	836,089
Denmark	—	819,700	—	819,700
Finland	—	427,138	—	427,138
France	—	1,529,839	—	1,529,839
Germany	—	770,861	—	770,861
Hong Kong	—	100,700	—	100,700
India	—	777,201	—	777,201
Ireland	73,766	156,289	—	230,055
Israel	170,640	39,897	—	210,537
Italy	—	380,159	—	380,159
Japan	—	3,991,913	—	3,991,913
Mexico	495,406	—	—	495,406
Netherlands	—	1,501,858	—	1,501,858
New Zealand	—	80,700	—	80,700
Poland	—	94,685	—	94,685
Portugal	—	140,094	—	140,094
Russia	—	—	2,571	2,571
South Africa	—	84,858	—	84,858
South Korea	162,912	530,794	—	693,706
Spain	—	919,817	—	919,817
Sweden	—	379,930	—	379,930
Switzerland	31,920	710,119	—	742,039
Thailand	—	222,797	—	222,797
Turkey	—	246,023	—	246,023
United Kingdom	211,679	1,535,421	—	1,747,100
United States	20,764,792	—	—	20,764,792

TOTAL COMMON STOCKS	23,871,336	17,964,554	89,498	41,925,388

Preferred Stocks
Brazil	148,032	132,179	—	280,211
Germany	—	395,992	—	395,992

TOTAL PREFERRED STOCKS	148,032	528,171	—	676,203

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$8,504,565	$—	$—	$8,504,565

TOTAL DEBT OBLIGATIONS	8,504,565	—	—	8,504,565

Mutual Funds
United States	157,454,730	—	—	157,454,730

TOTAL MUTUAL FUNDS	157,454,730	—	—	157,454,730

Short-Term Investments	2,177,872	17,999,726	—	20,177,598

Total Investments	192,156,535	36,492,451	89,498	228,738,484

Derivatives^
Swap Contracts
Equity Risk	—	60,417	—	60,417

Total	$192,156,535	$36,552,868	$89,498	$228,798,901

Liability Valuation Inputs
Common Stocks
Australia	$—	$(869,749)	$—	$(869,749)
Austria	—	(178,482)	—	(178,482)
Belgium	—	(258,029)	—	(258,029)
Canada	(1,641,755)	—	—	(1,641,755)
Denmark	—	(163,206)	—	(163,206)
Finland	—	(82,231)	—	(82,231)
France	—	(1,102,594)	—	(1,102,594)
Germany	—	(1,288,784)	—	(1,288,784)
Israel	(373,179)	—	—	(373,179)
Italy	(57,334)	(956,881)	—	(1,014,215)
Japan	—	(3,607,495)	—	(3,607,495)
Netherlands	—	(840,665)	—	(840,665)
New Zealand	—	(290,855)	—	(290,855)
Peru	(233,695)	—	—	(233,695)
Singapore	(142,229)	(192,275)	—	(334,504)
Spain	—	(640,674)	—	(640,674)
Sweden	—	(244,084)	—	(244,084)
Switzerland	—	(480,608)	—	(480,608)
United Kingdom	—	(1,733,539)	—	(1,733,539)
United States	(18,211,763)	—	—	(18,211,763)

TOTAL COMMON STOCKS	(20,659,955)	(12,930,151)	—	(33,590,106)

Preferred Stocks
Germany	—	(227,751)	—	(227,751)

TOTAL PREFERRED STOCKS	—	(227,751)	—	(227,751)

Total	$(20,659,955)	$(13,157,902)	$—	$(33,817,857)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2023.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund’s Level 3 holdings each include one common stock valued at its last price prior to trading being suspended. Implementation Fund’s Level 3 holdings also include a common stock that is priced at the average of broker bids and a common stock priced with a 20% discount to a comparable stock and an additional 10% discount for liquidity considerations. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2023.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2023	Purchases/ Closing of Options	Sales/ Writing of Options	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of May 31, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2023
Consolidated Alternative Allocation Fund
Common Stocks
Canada	$—	$250,284	$—	$—	$—	$102,228	$—	$—	$352,512	$102,228
China	419,007	79,447	(164,019)	—	(436,337)	237,091	—	—	135,189	(79,121)
United States	15,395	—	—	—	—	—	—	—	15,395	—
Rights/Warrants
United States	384,887	—	—	—	—	—	—	—	384,887	—
Investment Funds
United States	2,331,920	—	—	—	—	—	—	—	2,331,920	—

Total Investments	3,151,209	329,731	(164,019)	—	(436,337)	339,319	—	—	3,219,903	23,107

Derivatives
Written Options	(69,960)	—	—	—	—	44,520	—	—	(25,440)	44,520

Total	$3,081,249	$329,731	$(164,019)	$—	$(436,337)	$383,839	$—	$—	$3,194,463	$67,627

Benchmark-Free Fund
Common Stocks
Canada	$—	$8,690	$—	$—	$—	$7,110	$—	$—	$15,800	$7,110
China	2,140,735	376,297	(774,250)	—	(2,199,222)	1,187,137	—	—	730,697	(374,533)
India	—	705	—	—	—	(9)	—	—	696	(9)
Russia	334,557	48,640	(48,640)	—	—	44,010	—	—	378,567	—
United Kingdom	573	—	—	—	—	19	—	—	592	19
Preferred Stocks
Russia	38,771	—	—	—	—	3,357	—	—	42,128	3,357
Securities Sold Short
Russia	(694)	—	—	—	—	97	—	—	(597)	97

Total Investments	$2,513,942	$434,332	$(822,890)	$—	$(2,199,222)	$1,241,721	$—	$—	$1,167,883	$(363,959)

Consolidated Implementation Fund
Common Stocks
Canada	$—	$1,022,632	$—	$—	$—	$426,934	$—	$—	$1,449,566	$426,934
China	6,108,191	934,314	(2,269,607)	—	(6,630,060)	3,617,159	—	—	1,759,997	(930,064)
India	—	3,401	—	—	—	(247)	—	—	3,154	(247)
Netherlands	175	—	—	—	—	1	—	—	176	1
Russia	902,182	—	—	—	—	104,073	—	—	1,006,255	104,073
United Kingdom	753	—	—	—	—	26	—	—	779	26
United States	9,875,273	—	(6,715,238)	—	1,521,992	(1,797,569)	—	—	2,884,458	(350,148)
Preferred Stocks
Russia	85,666	—	—	—	—	6,455	—	—	92,121	6,455
United States	183,300	—	(214,518)	—	177,809	(146,591)	—	—	—	—
Rights/Warrants
Canada	222	—	—	—	—	—	—	—	222	—
United States	845,681	—	—	—	—	—	—	—	845,681	—
Investment Funds
United States	10,295,869	—	—	—	—	—	—	—	10,295,869	—
Debt Obligations
Bank Loans
United States	20,561,965	1,721	(19,998,612)	78,689	(803,920)	422,509	—	—	262,352	(318,367)
Corporate Debt
Netherlands	57	—	—	—	—	1	—	—	58	1
United States	140	—	(875)	—	875	(140)	—	—	—	—

Total Investments	48,859,474	1,962,068	(29,198,850)#	78,689	(5,733,304)	2,632,611	—	—	18,600,688	(1,061,336)

Derivatives
Written Options	(265,925)	—	—	—	—	169,225	—	—	(96,700)	169,225

Total	$48,593,549	$1,962,068	$(29,198,850)	$78,689	$(5,733,304)	$2,801,836	$—	$—	$18,503,988	$(892,111)

	Balances as of February 28, 2023	Purchases/ Closing of Options	Sales/ Writing of Options	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of May 31, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2023
Strategic Opportunities Allocation Fund
Common Stocks
China	$306,054	$63,373	$(124,654)	$—	$(311,825)	$153,979	$—	$—	$86,927	$(61,002)
Russia	2,093	—	—	—	—	478	—	—	2,571	478

Total Investments	$308,147	$63,373	$(124,654)	$—	$(311,825)	$154,457	$—	$—	$89,498	$(60,524)

#	Includes $634,163 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2023 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements**

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Options	(25,440)	Fair Value	N/A**	N/A
Benchmark-Free Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	362,448	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (American Depositary Receipt)	1,590	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (Global Depositary Receipt)	15,254	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Preferred Stock	42,128	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Consolidated Implementation Fund
Common Stock	750,956	Fair Value	Most relevant broker quote	N/A
Common Stock	59	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	1,548,753	Fair Value	Discount for lack of liquidity/marketability	30% (N/A)
Corporate Debt	58	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	962,087	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (American Depositary Receipt)	2,890	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (Global Depositary Receipt)	42,057	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Preferred Stock	92,121	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Options	(96,700)	Fair Value	N/A**	N/A
Strategic Opportunities Allocation Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	2,571	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2023, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund, Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund was $3,219,903, $746,463, $15,201,707 and $86,927, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

**	Fair valued using the last traded price provided it is within the closing bid/ask; otherwise, the mid-price is used.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2023 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$5,754,599	$—	$—	$—		$—	$—	$133,728	$5,888,327

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class VI	$225,439,211	$—	$52,000,000	$—		$—	$(27,062,491)	$26,295,977	$172,672,697
GMO High Yield Fund, Class VI	90,670,017	—	48,000,000	—		—	(1,273,700)	2,792,995	44,189,312
GMO Implementation Fund	3,734,452,836	143,550,000	209,677,586	—		—	(20,076,460)	(54,766,985)	3,593,481,805
GMO Opportunistic Income Fund, Class VI	263,438,935	—	60,540,000	—		—	(5,662,995)	10,226,382	207,462,322
GMO SGM Major Markets Fund, Class VI	88,586,880	—	—	—		—	—	(2,869,716)	85,717,164

Totals	$4,402,587,879	$143,550,000	$370,217,586	$—		$—	$(54,075,646)	$(18,321,347)	$4,103,523,300

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class VI	$83,120,284	$—	$28,000,000	$—		$—	(15,378,662)	$15,139,287	$54,880,909
GMO High Yield Fund, Class VI	63,734,779	—	36,500,000	—		—	(1,404,118)	2,062,260	27,892,921
GMO Opportunistic Income Fund, Class VI	68,635,629	—	—	—		—	—	1,367,017	70,002,646
GMO Resources Fund	41,081,249	—	—	—		—	—	(4,262,838)	36,818,411
GMO SGM Major Markets Fund, Class VI	29,075,472	—	—	—		—	—	(941,881)	28,133,591
GMO U.S. Treasury Fund	1,230,461	40,530,097	26,200,840	—	**	—	19,908	—	15,579,626

Totals	$286,877,874	$40,530,097	$90,700,840	$—		$—	$(16,762,872)	$13,363,845	$233,308,104

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$48,411,511	$260,001	$1,055,000	$—		$—	$(83,082)	$(1,426,283)	$46,107,147
GMO Asset Allocation Bond Fund, Class VI	20,113,672	—	480,000	—		—	(34,764)	949,782	20,548,690
GMO Emerging Country Debt Fund, Class VI	10,468,900	—	—	—		—	—	(47,425)	10,421,475
GMO Emerging Markets ex-China Fund, Class VI	23,354,081	—	—	—		—	—	542,711	23,896,792
GMO Emerging Markets Fund, Class VI	25,997,689	—	—	—		—	—	(131,968)	25,865,721
GMO High Yield Fund, Class VI	6,868,538	—	—	—		—	—	98,532	6,967,070
GMO International Equity Fund, Class IV	61,754,726	—	18,289,999	—		—	(1,635,629)	1,455,264	43,284,362
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	17,000,000	—	—		—	—	(460,150)	16,539,850
GMO-Usonian Japan Value Creation Fund, Class VI	13,795,046	—	—	—		—	—	646,004	14,441,050
GMO Multi-Sector Fixed Income Fund, Class IV	40,659,884	—	370,000	—		—	(96,936)	908,211	41,101,159
GMO Opportunistic Income Fund, Class VI	10,403,498	—	210,000	—		—	(18,449)	225,399	10,400,448
GMO Quality Cyclicals Fund, Class VI	10,368,785	—	—	—		—	—	(89,589)	10,279,196
GMO Quality Fund, Class VI	9,574,699	—	—	—		—	—	1,136,391	10,711,090

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO Small Cap Quality Fund, Class VI	$10,654,800	$—	$—	$—	$—	$—	$(231,103)	$10,423,697
GMO U.S. Equity Fund, Class VI	16,671,178	—	—	—	—	—	107,730	16,778,908
GMO U.S. Opportunistic Value Fund, Class VI	23,008,064	—	—	—	—	—	(991,432)	22,016,632
GMO U.S. Small Cap Value Fund, Class VI	7,061,808	—	—	—	—	—	(665,511)	6,396,297
GMO U.S. Treasury Fund	8,036	99	—	(48)	—	—	16	8,151

Totals	$339,174,915	$17,260,100	$20,404,999	$(48)	$—	$(1,868,860)	$2,026,579	$336,187,735

Global Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$5,208,340	$—	$—	$—	$—	$—	$121,033	$5,329,373
GMO International Equity Fund, Class IV	26,045,425	—	5,500,000	—	—	566,215	(694,447)	20,417,193
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	5,500,000	—	—	—	—	(148,872)	5,351,128
GMO-Usonian Japan Value Creation Fund, Class VI	2,653,243	—	—	—	—	—	124,248	2,777,491
GMO Quality Cyclicals Fund, Class VI	3,852,762	—	—	—	—	—	(33,289)	3,819,473
GMO Quality Fund, Class VI	9,468,743	—	—	—	—	—	1,123,816	10,592,559
GMO Small Cap Quality Fund, Class VI	3,836,577	—	—	—	—	—	(83,216)	3,753,361
GMO U.S. Equity Fund, Class VI	4,067,439	—	—	—	—	—	26,284	4,093,723
GMO U.S. Opportunistic Value Fund, Class VI	10,040,826	—	—	—	—	—	(432,666)	9,608,160
GMO U.S. Small Cap Value Fund, Class VI	1,811,524	—	—	—	—	—	(170,720)	1,640,804

Totals	$66,984,879	$5,500,000	$5,500,000	$—	$—	$566,215	$(167,829)	$67,383,265

Global Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$57,572,405	$1,990,000	$455,000	$—	$—	$(228,696)	$1,583,053	$60,461,762
GMO Emerging Markets Fund, Class VI	66,864,262	4,250,000	630,000	—	—	(352,221)	(66,688)	70,065,353
GMO International Equity Fund, Class IV	193,720,044	—	53,996,000	—	—	(6,840,640)	6,156,797	139,040,201
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	48,200,000	—	—	—	—	(1,304,662)	46,895,338
GMO-Usonian Japan Value Creation Fund, Class VI	23,544,917	350,000	743,000	—	—	(120,317)	1,222,847	24,254,447
GMO Quality Cyclicals Fund, Class VI	28,770,184	—	—	—	—	—	(248,583)	28,521,601
GMO Quality Fund, Class VI	71,537,500	1,330,000	4,157,000	—	—	(24,568)	8,374,698	77,060,630
GMO Small Cap Quality Fund, Class VI	29,750,989	200,000	—	—	—	—	(650,254)	29,300,735
GMO U.S. Equity Fund, Class VI	29,699,442	250,000	163,000	—	—	(42,832)	234,851	29,978,461
GMO U.S. Opportunistic Value Fund, Class VI	70,821,461	900,000	—	—	—	—	(3,090,097)	68,631,364
GMO U.S. Small Cap Value Fund, Class VI	17,102,735	730,000	—	—	—	—	(1,687,046)	16,145,689

Totals	$589,383,939	$58,200,000	$60,144,000	$—	$—	$(7,609,274)	$10,524,916	$590,355,581

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$1,119,668	$100,692,351	$88,700,544	$— **	$—	$37,294	$2,156	$13,150,925

International Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$18,016,158	$432,820	$37,227	$—	$—	$(18,922)	$440,222	$18,833,051
GMO International Equity Fund, Class IV	199,942,022	599,295	28,671,000	—	—	(3,063,327)	1,836,773	170,643,763
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	28,100,000	—	—	—	—	(760,601)	27,339,399
GMO-Usonian Japan Value Creation Fund, Class VI	9,172,729	—	41,254	—	—	(7,633)	435,502	9,559,344

Totals	$227,130,909	$29,132,115	$28,749,481	$—	$—	$(3,089,882)	$1,951,896	$226,375,557

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
International Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$39,608,956	$225,348	$11,455,000	$—	$—	$(2,655,824)	$3,603,443	$29,326,923
GMO Emerging Markets Fund, Class VI	140,917,055	2,294,072	37,355,000	—	—	(5,194,146)	5,621,225	106,283,206
GMO International Equity Fund, Class IV	291,592,810	935,000	118,670,725	—	—	10,897,049	(10,212,073)	174,542,061
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	33,000,000	—	—	—	—	(893,233)	32,106,767
GMO-Usonian Japan Value Creation Fund, Class VI	19,689,572	523,972	6,195,000	—	—	(308,373)	1,064,740	14,774,911

Totals	$491,808,393	$36,978,392	$173,675,725	$—	$—	$2,738,706	$(815,898)	$357,033,868

Strategic Opportunities Allocation Fund
GMO Emerging Country Debt Fund, Class VI	$6,386,651	$950,000	$—	$—	$—	$—	$(33,770)	$7,302,881
GMO Emerging Markets ex-China Fund, Class VI	16,871,485	—	—	—	—	—	392,066	17,263,551
GMO Emerging Markets Fund, Class VI	16,668,100	—	—	—	—	—	(84,610)	16,583,490
GMO High Yield Fund, Class VI	—	5,000,000	—	—	—	—	(14,689)	4,985,311
GMO International Equity Fund, Class IV	24,591,450	—	1,530,000	—	—	97,188	(313,502)	22,845,136
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	17,200,000	—	—	—	—	(465,564)	16,734,436
GMO-Usonian Japan Value Creation Fund, Class VI	10,075,534	—	1,300,000	—	—	75,821	396,003	9,247,358
GMO Multi-Sector Fixed Income Fund, Class IV	10,765,156	8,200,000	—	—	—	—	204,882	19,170,038
GMO Quality Fund, Class VI	7,408,770	—	1,200,000	—	—	154,494	724,830	7,088,094
GMO Small Cap Quality Fund,
Class VI	7,332,851	—	—	—	—	—	(159,050)	7,173,801
GMO U.S. Equity Fund, Class VI	9,770,751	—	—	—	—	—	63,139	9,833,890
GMO U.S. Opportunistic Value Fund, Class VI	16,800,764	—	—	—	—	—	(723,955)	16,076,809
GMO U.S. Treasury Fund	4,095,276	10,048,411	11,000,000	48,411	—	(23,929)	30,177	3,149,935

Totals	$130,766,788	$41,398,411	$15,030,000	$48,411	$—	$303,574	$15,957	$157,454,730

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2023 through May 31, 2023. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2024.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $30,234 and $71,804 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.